PROSPECTUS


                                 CLASS A SHARES


                                 CLASS B SHARES


                                 CLASS C SHARES




                                   VISION GROUP OF FUNDS
For Where you want to be



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127




vision group of funds
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VISION International Equity Fund

VISION Small Cap Growth Fund+

VISION Small Cap Stock Fund

VISION Mid Cap Growth Fund

VISION Mid Cap Stock Fund

VISION Multi Cap Growth Fund

VISION Large Cap Growth Fund

VISION Large Cap Stock Fund

VISION Equity Index Fund

VISION Large Cap Value Fund

VISION Equity Income Fund

VISION Balanced Fund

VISION Managed Allocation Fund - Aggressive Growth

VISION Managed Allocation Fund - Moderate Growth

VISION Managed Allocation Fund - Conservative Growth

VISION Intermediate-Term Bond Fund

VISION Income Fund

VISION Short-Term Corporate Bond Fund

VISION Maryland Municipal Bond Fund

VISION Pennsylvania Municipal Bond Fund

VISION New York Municipal Bond Fund (formerly  VISION New York Municipal  Income
     Fund)

VISION U.S.  Government Bond Fund (formerly  VISION U.S.  Government  Securities
     Fund)

VISION Short  Duration  Government  Bond  Fund  (formerly  VISION  Institutional
     Limited Duration U.S. Government Fund)

VISION Pennsylvania Tax Free Money Market Fund*

VISION New York Tax Free Money Market Fund*

VISION Money Market Fund

VISION Tax Free Money Market Fund*

VISION U.S. Government Money Market Fund*

VISION U.S.  Treasury Money Market Fund (formerly  VISION  Treasury Money Market
     Fund)*

+Only VISION Small Cap Growth Fund offers Class C Shares

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*Offer Class A Shares only
VISION Funds  oAre NOT FDIC-Insured               oHave No Bank Guarantee
oMay Lose Value

As with all mutual funds, the Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

May 15, 2003  (revised June 19, 2003)




CONTENTS
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4     Fund Goals, Strategies, Risks and Performance
o     Performance
o     Bar Charts
o     Average Annual Total Return Tables

7   Equity Funds

34  Managed Allocation Funds

39  Balanced Funds

42  Income Funds

64  Money Market Funds

76  What are the Funds' Fees and Expenses?
86  What are the Funds' Main Investments and Techniques?
o     Principal Securities of the Funds

92  Specific Risks of Investing in the Funds

96  What do Shares Cost?
o         Sales Charges When You Purchase - Class A Shares
o         Sales Charges When You Redeem - Class B Shares and Class C Shares

100 How are the Funds Sold?
o         Rule 12B-1 Plans
o         Shareholder Services

100 How to Purchase Shares
o         Placing Your Order
o         Payment Methods
o         Systematic Investment Program

102 How to Redeem Shares
o         Redemption Order Methods
o         Redemption Payment Options
o         Additional Conditions
o         Systematic Withdrawal Programs

104 How to Exchange Shares
o         Class A Share Exchanges
o         Class B Share Exchanges
o         Systematic Transfer/Exchange Plan (STEP)

106 Account and Share Information
o         Dividends and Capital Gains
o         Tax Information

107 Who Manages the Funds?
o         Sub-Advisers
o         Portfolio Managers

112 Financial Information
o         Financial Highlights



Fund Goals, Strategies, Risks and Performance
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     This  prospectus of the VISION Group of Funds (the "Trust")  offers Class A
Shares of five Money Market Fund portfolios; Class A Shares and Class B Shares of 23 portfolios, including eleven Equity Funds, three Managed Allocation Funds, one Balanced Fund, eight Income Funds, and one Money Market Fund; and Class A, Class B and Class C Shares of one Equity Fund. Under separate prospectuses, the Trust offers one or more additional classes of shares (Institutional I Shares, Institutional II Shares, Institutional Shares, Class S Shares or undesignated shares) for each portfolio covered by this prospectus (except for the three Managed Allocation Funds); and one additional Money Market Fund.

     The following describes the investment goals (objectives), strategies and principal risks of each portfolio (each, a "Fund") whose Class A Shares, Class B Shares or Class C Shares are offered by this prospectus. There can be no assurance that a Fund will achieve its goal. However, each Fund endeavors to do so by following the strategies and policies described in this prospectus.

     The investment goal of each Fund may only be changed upon the approval of a majority of the outstanding Shares of the Fund which may be affected by the changes. The investment strategies may be changed without shareholder approval, although a Fund will provide shareholders with at least 60 days prior written notice of a change in its 80% investment policy.


Performance and Financial History of Newly Created Funds

     Each of the following Funds (a "Successor Fund") has been newly created as part of an Agreement and Plan of Reorganization ("Reorganization Plan"). As identified in the following chart, the Reorganization Plan contemplates that each Successor Fund will acquire the assets and liabilities of one or more corresponding portfolio(s) of the ARK Funds, a Massachusetts business trust and, where noted, portfolios of the Trust (each, a "Former Portfolio") in a tax free transaction. It is contemplated that the Successor Fund will be the successor to the performance and financial history of the corresponding Former Portfolio identified with an asterisk (*) as the "Accounting Survivor".

Successor Fund                        Former Portfolio
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VISION Large Cap Stock Fund           VISION Large Cap Core Fund
                                      ARK Blue Chip Equity Portfolio
                                      ARK Value Equity Portfolio*
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VISION Equity Index Fund              ARK Equity Index Portfolio*
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VISION Equity Income Fund             ARK Equity Income Portfolio*
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VISION Mid Cap Growth Fund            ARK Mid Cap Equity Portfolio*
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VISION Small Cap Growth Fund          ARK Small Cap Equity Portfolio*
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VISION Multi Cap Growth Fund          ARK Capital Growth Portfolio*
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VISION Balanced Fund                  ARK Balanced Portfolio*
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VISION Income Fund                    ARK Income Portfolio*
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VISION Intermediate-Term Bond Fund    VISION Intermediate-Term Bond Fund
                                      ARK Intermediate Fixed Income Portfolio*
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VISION Short-Term Corporate Bond Fund ARK Short-Term Bond Portfolio*
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VISION Maryland Municipal Bond Fund   ARK Maryland Tax-Free Portfolio*
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VISION  Pennsylvania  Municipal  Bond VISION Pennsylvania Municipal Income Fund
Fund                                  ARK Pennsylvania Tax-Free Portfolio*
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VISION U.S.  Government  Money Market ARK   U.S.    Government   Money   Market
Fund                                  Portfolio*
                                      ARK  U.S.   Government   Cash  Management
                                      Portfolio
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VISION Tax Free Money Market Fund     ARK Tax-Free Money Market Portfolio*
                                      ARK Tax-Free Cash Management Portfolio
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VISION  Pennsylvania  Tax Free  Money ARK  Pennsylvania  Tax-Free  Money Market
Market Fund                           Portfolio*
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_____________
*Accounting Survivor

     The Boards of Trustees of the Trust and the ARK Funds have unanimously approved the Reorganization Plan. However, the Reorganization Plan is subject to approval of each Former Portfolio at special shareholder meetings of the Trust and of the ARK Funds scheduled for August 14, 2003. Each Successor Fund will not have investment operations and will not offer its Shares to the general public under this prospectus unless and until the Reorganization Plan is approved by the shareholders of its corresponding Former Portfolio(s) and the transactions contemplated by the Reorganization Plan take place ("Closing Date"). The Closing Date is scheduled to take place before August 31, 2003. The shareholder meeting date and Closing Date are subject to change. Assuming the Reorganization Plan is approved and is consummated, the "Performance Information" and "Financial Highlights" sub-section for each Successor Fund will reflect the past performance and financial history of its corresponding Accounting Survivor for the periods presented prior to the Closing Date. As with all mutual funds, past performance is no guarantee of future results. Each of the ARK Fund Former Portfolios is advised by Allied Investment Advisors, Inc. (AIA), formerly an indirect wholly-owned subsidiary of Allfirst Financial, Inc. (Allfirst). On April 1, 2003, M&T Bank Corporation, parent of Manufacturers and Traders Trust Company (M&T Bank) (Adviser) acquired Allfirst, and as a result, AIA is now a wholly-owned subsidiary of M&T Bank. Each Successor Fund has investment objectives and policies that are identical or substantially similar to those of the corresponding Accounting Survivor. Each Successor Portfolio has different fee and expense arrangements than the corresponding Former Portfolios.


     Performance and Financial History of VISION Funds Which Succeeded to Governor Funds Each of the following VISION Funds is a successor to a corresponding portfolio of the Governor Funds pursuant to a reorganization that took place on January 8, 2001.

Successor VISION Fund                    Corresponding Governor Fund
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VISION International Equity Fund         International Equity Fund
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VISION Small Cap Stock Fund              Aggressive Growth Fund
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VISION Managed Allocation                Lifestyle Growth Fund
Fund--Aggressive Growth

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VISION Managed Allocation                Lifestyle Moderate Growth Fund
Fund--Moderate Growth

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VISION Managed Allocation                Lifestyle Conservative Fund
Fund--Conservative Growth

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VISION Short Duration Government         Limited Duration Government
Bond Fund                                Securities Fund
(formerly VISION Institutional
Limited Duration U.S. Government
Fund)
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     Prior  to  that  date,  each  Successor   VISION  Fund  had  no  investment
operations. Accordingly, the performance information and financial information provided in the prospectus for periods prior to January 8, 2001, is historical information for the corresponding Governor Fund. Each of the Governor Funds was managed through January 8, 2001 by Martindale Andres & Company LLC, which became a subsidiary of M&T Bank on October 6, 2000. On January 8, 2001, M&T Asset Management, a department of M&T Bank, assumed all advisory responsibilities. Each corresponding Governor Fund had investment objectives and policies that are identical or substantially similar to that of the Successor VISION Fund, although Governor Funds had different fee and expense arrangements.



PERFORMANCE

     On the following pages is performance information for Class A Shares of each Fund. This information gives you some indication of the risks of an investment in a Fund by comparing each Fund's performance with a broad measure of market performance. While past performance of a Fund does not necessarily predict future performance, the following information provides you with the historical performance information to assist you in analyzing how each Fund's investment risks may be balanced by their potential rewards. For more current performance information, including the current 7-Day Net Yields of the Money Market Funds, call (800) 836-2211.


BAR CHARTS

     The bar chart represents the (historical) calendar year performance of Class A Shares of each Fund without reflecting the applicable sales charge imposed on Class A Shares. If these charges or fees had been included, the return would have been lower. Following the bar chart is the year-to-date performance of Class A Shares through the most recent calendar quarter, again, without reflecting any applicable sales charge imposed on Class A Shares. Also provided is the best and worst calendar quarter performance for Class A Shares.


AVERAGE ANNUAL TOTAL RETURN TABLES

     Following the bar chart is a performance table showing the Average Annual Total Return for Class A, Class B and Class C Shares, if applicable, of the Funds as compared to an appropriate broad-based securities market index for certain periods ended December 31, 2002. (Because Class B Shares of VISION Managed Allocation Fund-Aggressive Growth, VISION Managed Allocation Fund-Moderate Growth, VISION Managed Allocation Fund-Conservative Growth, VISION Equity Index Fund, VISION Intermediate-Term Bond Fund, VISION Short-Term Corporate Bond Fund, VISION New York Municipal Bond Fund, VISION U.S. Government Bond Fund, VISION Short Duration Government Bond Fund, VISION Money Market Fund and Class B and Class C Shares of VISION Mid-Cap Growth Fund, have not yet been offered or were not offered for the full year ended December 31, 2002, average total returns is not shown with respect to Class B Shares or, in the case of VISION Mid Cap Growth Fund, Class B and Class C Shares, of those Funds). The Funds' total return figures reflect the maximum sales charge that could apply (except for the Money Market Funds, which do not impose a sales charge). The market indices are unmanaged and are not adjusted for any sales charges, expenses or other fees the SEC requires to be reflected in a Fund's performance. You cannot invest directly in an index.


EQUITY FUNDS
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vision international equity fund

Goal

     To seek long-term capital appreciation, primarily through a diversified portfolio of non-U.S. equity securities.


Strategy

     The Fund will invest substantially all, but under normal circumstances, not less than 80% (measured at time of purchase), of the value of its net assets in a diversified portfolio of equity securities in at least eight countries other than the United States. Equity securities include common stocks and preferred stocks as well as convertible securities. Although it may invest anywhere in the world, the Fund invests primarily in the equity markets listed in the Morgan Stanley Capital International European, Australasia, Far East (MSCI EAFE) Index(R), the benchmark against which the Fund measures the performance of its portfolio. The Fund may also invest in foreign forward currency contracts to achieve allocation strategies. The investment perspective of UBS Global Asset Management (America) Inc. (UBS) (formerly Brinson Partners, Inc.), sub-adviser for the Fund, is to invest in the equity securities of non-U.S. markets and companies which are believed to be undervalued based upon internal research and proprietary valuation systems. These processes utilized by the Fund's sub-adviser incorporate internal analysts' considerations of company management, competitive advantage, and each company's core competencies to determine a stock's fundamental value, which is then compared to the stock's current market price.


Risks

     All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. The primary factors that may reduce the Fund's returns include:

o Stock Market Risks. The value of equity securities in the Fund's portfolio will fluctuate and, as a result, the Fund's Share price may decline suddenly or over a sustained period of time.

o Risk Related to Investing for Growth. The growth stocks in which the Fund invests are typically more volatile than value stocks and may depend more on price changes than dividends for return.

o Risks Related to Investing for Value. Due to their low valuations, value stocks are typically less volatile than growth stocks. However, value stocks may lag behind growth stocks in an up market.

o Risks of Foreign Investing. Foreign, economic, political or regulatory conditions may be less favorable than those of the United States.

o    Currency  Risk.  Securities   denominated  in  foreign  currencies  may  be
     adversely affected by changes in currency rates and by substantial currency conversion costs.



Risk/ Return Bar Chart and Table

     The bar chart shows the variability of the Fund's Class A Shares total returns on a calendar year-end basis.

     The total returns displayed for the Fund's Class A Shares do not reflect the payment of any sales charges or recurring shareholder account fees. If these charges or fees had been included, the returns shown would have been lower.

     The Fund's Class A Shares total return for the three-month period from January 1, 2003 to March 31, 2003 was (8.40)%.

     Within the periods shown in the chart, the Fund's Class A Shares highest quarterly return was 8.43% (quarter ended December 31, 2002). Its lowest quarterly return was (20.50)% (quarter ended September 30, 2002).


Average Annual Total Return Table

     The following table represents the Fund's Class A and Class B Shares Average Annual Total Returns, reduced to reflect applicable sales charges, for the calendar periods ended December 31, 2002. Return Before Taxes is shown. In addition, Return After Taxes is shown for the Fund's Class A Shares to illustrate the effect of federal taxes on Fund returns. Actual after-tax returns depend on each investor's personal tax situation, and are likely to differ from those shown. The table also shows returns for the MSCI EAFE. MSCI EAFE is a market capitalization-weighted equity index comprising 20 of the 48 countries in the MSCI universe and representing the developed world outside of North America. Total returns for the index shown do not reflect sales charges, expenses or other fees that the SEC requires to be reflected in the Fund's performance. The index is unmanaged and it is not possible to invest directly in an index.

(For the periods ended December 31, 2002)
                                                1 Year        Start of
                                                            Performance1
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Class A Shares
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Return Before Taxes                            (16.72)%       (5.46)%
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Return After Taxes on Distributions2           (17.19)%       (6.60)%
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Return After Taxes on Distributions and Sale   (10.27)%       (4.73)%
of Fund Shares2
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Class B Shares
----------------------------------------------------------------------------
Return Before Taxes                            (17.13)%       (15.57)%
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MSCI EAFE                                      (15.94)%       (7.22)%

     1 The Fund's Class A and Class B Shares start of performance dates were February 9, 1999 and January 10, 2001, respectively.

     2 After-tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. Return After Taxes on Distributions assumes a continued investment in the Fund and shows the effect of taxes on Fund distributions. Return After Taxes on Distributions and Sale of Fund Shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after-tax returns do not reflect the effect of any applicable state and local taxes. After-tax returns for Class B Shares will differ from those shown above for Class A Shares. After-tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(k) plans.

     Past performance is no guarantee of future results. This information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential returns.


vision small cap growth fund

Goal
Long-term capital appreciation.


Strategy

     The Fund seeks its investment goal by investing primarily in common stocks and other equity securities of U.S. issuers. Under normal circumstances, the Fund invests at least 80% (measured at time of purchase) of the value of its net assets in equity securities of small-cap companies. The Adviser defines small-cap companies as companies with a market capitalization of $2 billion or less. The Fund's Adviser purchases stocks of smaller companies that are in the early stages of development and which the Adviser believes have the potential to achieve substantial long-term earnings growth. The Fund may also invest a limited percentage of its assets in foreign securities and fixed income securities.

     In selecting investments for the Fund, the Adviser purchases securities of small-cap U.S. companies with strong earnings growth potential. The Adviser may also purchase stocks of companies that are experiencing unusual, non-repetitive "special" situations (such as mergers or spin-offs) or that have valuable fixed assets whose value is not fully reflected in a stock's price. The Adviser may invest up to 20% of its net assets in stocks of smaller companies that it believes are undervalued relative to their assets, earnings or growth potential.


Risks

     All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. The primary factors that may reduce the Fund's returns include:

     o Stock Market Risks. The value of equity securities in the Fund's portfolio will fluctuate and, as a result, the Fund's Share price may decline suddenly or over a sustained period of time.

     o Risk Related to Investing for Growth. The growth stocks in which the Fund invests are typically more volatile than value stocks and may depend more on price changes than dividends for return.

     o Risk Related to Company Size. Because the smaller companies in which the Fund may invest may have unproven track records, a limited product or service base and limited access to capital, they may be more likely to fail than larger companies.

     o Risks of Foreign Investing. Foreign, economic, political or regulatory conditions may be less favorable than those of the United States.


Risk/Return Bar Chart and Table


     The bar chart shows the variability of the Accounting Survivor's (ARK Small Cap Equity Fund) Class A Shares total returns on a calendar year-end basis.

     The total returns displayed for the Accounting Survivor's Class A Shares do not reflect the payment of any sales charges or recurring shareholder account fees. If these charges or fees had been included, the returns shown would have been lower.

     The Accounting Survivor's Class A Shares total return for the three-month period from January 1, 2003 to March 31, 2003 was (9.02)%

     Within the periods shown in the chart, the Accounting Survivor's Class A Shares highest quarterly return was 82.12% (quarter ended December 31, 1999). Its lowest quarterly return was (23.59)% (quarter ended September 30, 2002).



Average Annual Total Return Table

     The following table represents the Accounting Survivor's Class A and Class B Shares Average Annual Total Returns, reduced to reflect applicable sales charges, for the calendar periods ended December 31, 2002. Return Before Taxes is shown. In addition, Return After Taxes is shown for the Accounting Survivor's Class A Shares to illustrate the effect of federal taxes on Fund returns. Actual after-tax returns depend on each investor's personal tax situation, and are likely to differ from those shown. The table also shows returns for the Russell 2000 Index and the Russell 2000 Growth Index, broad-based market indexes, and the Lipper Small Cap Core Funds Classification. The Russell 2000 Index is an unmanaged index of the 2,000 smallest companies in the Russell 3000 Index, which measures the performance of the 3,000 largest U.S. companies based on market capitalization. The Russell 2000 Growth Index measures the performance of those Russell 2000 companies with higher price-to-book ratios and higher forecasted growth values. The Lipper Small Cap Core Funds Classification is a composite of mutual funds, designated by Lipper, Inc., with goals similar to the Fund's goals. Total returns for the indexes shown do not reflect sales charges, expenses or other fees that the SEC requires to be reflected in the Fund's performance. The indexes are unmanaged and it is not possible to invest directly in an index or average.

(For the periods ended December 31, 2002)

Accounting Survivor-Class A Shares            1 Year  5 Years      Start of
                                                                 Performance 1
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Return Before Taxes                          (31.31)%  12.23        13.16%*
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Return After Taxes on Distributions 2        (31.31)%  8.62%        8.82%*
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Return After Taxes on Distributions and      (19.22)%  8.77%        8.90%*
Sales of Fund Shares 2
--------------------------------------------------------------------------------
Accounting Survivor-Class B Shares
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Return Before Taxes                          (31.99)%  12.42%       12.97%**
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Russell 2000 Index                           (20.48)% (1.36)%        5.50%
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Russell 2000 Growth Index                    (30.26)% (6.59)%        0.14%
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Lipper Small Cap Core Funds Classification   (18.91)%  1.56%         7.96%
--------------------------------------------------------------------------------

     1 The Accounting Survivor's Class A and Class B Shares start of performance date was July 13, 1995.

     2 After-tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. Return After Taxes on Distributions assumes a continued investment in the Fund and shows the effect of taxes on Fund distributions. Return After Taxes on Distributions and Sale of Fund Shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after-tax returns do not reflect the effect of any applicable state and local taxes. After-tax returns for Class B Shares will differ from those shown above for Class A Shares. After-tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(k) plans.

     *Since July 13, 1995. Class A Shares of the Accounting Survivor were offered beginning May 16, 1996. Performance results shown before that date are for the Accounting Survivor's Institutional Class Shares and have been adjusted for the maximum sales charge and total annual operating expenses applicable to the Accounting Survivor's Class A Shares. The Accounting Survivor's Institutional Class Shares, which is not offered by this prospectus, commenced operations on July 13, 1995. The Accounting Survivor's Class A Shares annual returns would have been substantially similar to those of the Accounting Survivor's Institutional Class Shares because Shares of each class are invested in the same portfolio of securities.

     **Since July 13, 1995. Performance results shown are for the Accounting Survivor's Institutional Class Shares and have been adjusted for the maximum CDSC and total annual operating expenses applicable to the Accounting Survivor's Class B Shares. The Accounting Survivor's Institutional Class Shares, which is not offered by this prospectus, commenced operations on July 13, 1995. The Accounting Survivor's Class B Share annual returns would have been substantially similar to those of the Accounting Survivor's Institutional Class because Shares of each class are invested in the same portfolio of securities.

     Past performance is no guarantee of future results. This information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential returns.

VISION Small Cap Stock Fund


Goal
To seek growth of capital.

Strategy

     The Fund will invest substantially all, but under normal circumstances not less than 80%, of the value of its net assets in a diversified portfolio of equity securities (primarily common stocks) of companies with market capitalizations at time of purchase under $2 billion. Equity securities include common and preferred stocks as well as convertible securities. Stocks purchased by the Fund generally will be traded on established U.S. markets and exchanges. The Adviser utilizes a blended style of investing by allocating and reallocating, for management investment purposes, varying portions of the portfolio between the Fund's sub-advisers, LSV Asset Management (LSV) (with respect to the value style portion of the portfolio, where LSV looks for companies with relatively low or unrecognized valuations) and Mazama Capital Management, Inc. (Mazama) (with respect to the growth style portion of the portfolio, where Mazama looks for companies which have above-average sales earnings growth).


Risks

     All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. The primary factors that may reduce the Fund's returns include:

     o Stock Market Risks. The value of equity securities in the Fund's portfolio will fluctuate and, as a result, the Fund's Share price may decline suddenly or over a sustained period of time.

     o Risk Related to Investing for Growth. The growth stocks in which the Fund invests are typically more volatile than value stocks and may depend more on price changes than dividends for return.

     o Risks Related to Investing for Value. Due to their low valuations, value stocks are typically less volatile than growth stocks. However, value stocks may lag behind growth stocks in an up market.

     o Risk Related to Company Size. Because the smaller companies in which the Fund may invest may have unproven track records, a limited product or service base and limited access to capital, they may be more likely to fail than larger companies.



 Risk/Return Bar Chart and Table


     The bar chart shows the variability of the Fund's Class A Shares total returns on a calendar year-end basis.

     The total returns displayed for the Fund's Class A Shares do not reflect the payment of any sales charges or recurring shareholder account fees. If these charges or fees had been included, the returns shown would have been lower.

     The Fund's Class A Shares total return for the three-month period from January 1, 2003 to March 31, 2003 was (4.50)%.

     Within the periods shown in the chart, the Fund's Class A Shares highest quarterly return was 21.72% (quarter ended December 31, 2001). Its lowest quarterly return was (17.12)% (quarter ended September 30, 2002).



Average Annual Total Return Table

     The following table represents the Fund's Class A and Class B Shares Average Annual Total Returns, reduced to reflect applicable sales charges, for the calendar periods ended December 31, 2002. Return Before Taxes is shown. In addition, Return After Taxes is shown for the Fund's Class A Shares to illustrate the effect of federal taxes on Fund returns. Actual after-tax returns depend on each investor's personal tax situation, and are likely to differ from those shown. The table also shows returns for the Russell 2000 Index, a broad-based market index. The Russell 2000 Index is an unmanaged index of the 2,000 smallest companies in the Russell 3000 Index, which measures the performance of the 3,000 largest U.S. companies based on market capitalization. Total returns for the index shown do not reflect sales charges, expenses or other fees that the SEC requires to be reflected in the Fund's performance. The index is unmanaged and it is not possible to invest directly in an index. The information presented above, for the periods prior to January 8, 2001, is the historical information for the Governor Aggressive Growth Fund. The quoted performance of Small Cap Stock Fund includes performance of certain predecessor collective trust funds (commingled) accounts, for the periods dating back to July 1, 1994 and prior to VISION Small Cap Stock Fund's commencement of operations on February 3, 1997, as adjusted to reflect the expenses associated with the Fund. The commingled accounts were not registered with the SEC and, therefore, were not subject to investment restrictions imposed by law on registered mutual funds. If the commingled accounts had been registered, the commingled accounts performance may have been adversely affected.


(For the periods ended December 31, 2002)

Class A Shares                                1 Year   5 Years       Start of
                                                                   Performance1

--------------------------------------------------------------------------------
Return Before Taxes                          (22.63)%   0.49%         7.95%
--------------------------------------------------------------------------------
Return After Taxes on Distributions2         (26.47)%  (2.92)%        5.71%
--------------------------------------------------------------------------------
Return After Taxes on Distributions and      (10.86)%  (0.72)%        5.88%
Sale of Fund Shares2

--------------------------------------------------------------------------------
Class B Shares

--------------------------------------------------------------------------------
Return Before Taxes                          (22.00)%    NA          (8.01)%
--------------------------------------------------------------------------------
Russell 2000 Index                           (20.48)%   7.52%         7.08%
--------------------------------------------------------------------------------

     1 The Fund's Class A Shares and Class B Shares start of performance dates were July 1, 1994 and January 10, 2001, respectively.

     2 After-tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. Return After Taxes on Distributions assumes a continued investment in the Fund and shows the effect of taxes on Fund distributions. Return After Taxes on Distributions and Sale of Fund Shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after tax returns do not reflect the effect of any applicable state and local taxes. After tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(k) plans.

     Past performance is no guarantee of future results. This information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential returns.

vision mid cap growth fund

Goal
Long-term capital appreciation.


Strategy

     The Fund seeks its investment goal by investing primarily in common stocks and other equity securities of U.S. issuers. Under normal circumstances, the Fund invests at least 80% of the value of its net assets in equity securities of mid-cap companies with market capitalizations at time of purchase of $1 billion to $15 billion. The Fund's Adviser chooses stocks of mid-cap companies that have significant growth potential.

     In selecting securities for the Fund, the Adviser purchases securities of companies that have not reached full maturity, but that have above-average sales and earnings growth. The Adviser may invest up to 20% of its net assets in medium-sized companies with relatively low or unrecognized market valuations.


Risks

     All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. The primary factors that may reduce the Fund's returns include:

     o Stock Market Risks. The value of equity securities in the Fund's portfolio will fluctuate and, as a result, the Fund's Share price may decline suddenly or over a sustained period of time.

     o Risk Related to Investing for Growth. The growth stocks in which the Fund invests are typically more volatile than value stocks and may depend more on price changes than dividends for return.

     o Risk Related to Company Size. Because the smaller companies in which the Fund may invest may have unproven track records, a limited product or service base and limited access to capital, they may be more likely to fail than larger companies.


Risk/Return Bar Chart and Table

     The Accounting Survivor's (ARK Mid-Cap Equity Portfolio) Class A Shares commenced operations on September 1, 1999. Performance results before September 1, 1999 are shown for the Accounting Survivor's Institutional Class Shares, which is not offered in this prospectus. The performance results have been adjusted for the total annual operating expenses applicable to Accounting Survivor's Class A Shares.

     The bar chart shows the variability of the Accounting Survivor's Class A Shares total returns on a calendar year-end basis.

     The total returns displayed for the Accounting Survivor's Class A Shares do not reflect the payment of any sales charges or recurring shareholder account fees. If these charges or fees had been included, the returns shown would have been lower.

     The Accounting Survivor's Class A Shares total return for the three-month period from January 1, 2003 to March 31, 2003 was (4.71)%.

     Within the periods shown in the chart, the Accounting Survivor's Class A Shares highest quarterly return was 30.55% (quarter ended December 31, 1998). Its lowest quarterly return was (15.92)% (quarter ended September 30, 2001).



Average Annual Total Return Table

     The following table represents the Accounting Survivor's Class A Shares Average Annual Total Returns, reduced to reflect applicable sales charges, for the calendar periods ended December 31, 2002. Return Before Taxes is shown. In addition, Return After Taxes is shown for the Accounting Survivor's Class A Shares to illustrate the effect of federal taxes on Fund returns. Actual after-tax returns depend on each investor's personal tax situation, and are likely to differ from those shown. The table also shows returns for the Standard & Poor's Mid Cap 400 Index (S&P Mid Cap 400), a broad-based market index, and the Lipper Mid Cap Growth Funds Classification. The S&P Mid Cap 400 is a capitalization-weighted index that measures the performance of common stocks in the mid-range of the U.S. stock market. Lipper Mid Cap Growth Funds Classification is a composite of mutual funds, designated by Lipper, Inc., with goals similar to the Fund's goals. Total returns for the index shown do not reflect sales charges, expenses or other fees that the SEC requires to be reflected in the Fund's performance. The index and average are unmanaged and it is not possible to invest directly in an index or average.

(For the periods ended December 31, 2002)

Accounting Survivor-Class A Shares              1 Year    5 Years     Start of
                                                                    Performance1
--------------------------------------------------------------------------------
                                          --------------------------------------
Return Before Taxes                            (24.85)%    2.58%         6.84%
--------------------------------------------------------------------------------
------------------------------------------
Return After Taxes on Distributions2           (24.85)%    0.69%         4.86%
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Return After Taxes on Distributions and Sale   (15.26)%    2.03%         5.40%
of Fund Shares2
--------------------------------------------------------------------------------
                                          --------------------------------------
S&P Mid Cap 400                                (14.51)%    6.40%        10.20%
--------------------------------------------------------------------------------
Lipper Mid Cap Growth Funds                    (29.02)%   (2.18)%        0.23%
Classification
--------------------------------------------------------------------------------

1 The Accounting Survivor's Class A Shares start of performance date was November 18, 1996.

2 After-tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. Return After Taxes on Distributions assumes a continued investment in the Fund and shows the effect of taxes on Fund distributions. Return After Taxes on Distributions and Sale of Fund Shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after-tax returns do not reflect the effect of any applicable state and local taxes. After-tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(k) plans.

     Past performance is no guarantee of future results. This information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential returns.

vision mid cap stock fund

     Goal
     To provide total return. The Fund's total return will consist of two components: (1) changes in the market value of its portfolio securities (both realized and unrealized appreciation); and (2) income received from its portfolio securities. The Fund expects that capital appreciation will comprise the largest component of its total return.

Strategy

     The Fund pursues its goal by investing, under normal market conditions, at least 80% of the value of its net assets in a diversified portfolio of equity securities (primarily common stocks) of mid-cap companies with market capitalizations  at  time of  purchase  of $1  billion  to $15  billion.  Equity securities include common and preferred stocks as well as convertible securities. Independence Investment LLC (Independence), the Fund's sub-adviser, will select stocks based upon both their relative value and potential for growth. The Fund's total return will result mostly from capital appreciation rather than income.

     VISION Mid Cap Stock Fund commenced operations on October 15, 1999, when it acquired both VISION Growth and Income Fund and VISION Capital Appreciation Fund (the "Acquired Funds") in a reorganization. In order to comply with comments made by the staff of the SEC, Mid Cap Stock Fund had to become an "accounting survivor" of one of the Acquired Funds, despite the differences in the investment objective, strategies, policies and expenses of the Acquired Funds, and the fact that Mid Cap Stock Fund's sub-adviser never managed, or provided any investment advice to, the Acquired Funds. Accordingly, the following financial and performance information presented for Mid Cap Stock Fund in reality reflects the historical operations of VISION Growth and Income Fund for all periods prior to October 15, 1999. This past performance does not necessarily predict future performance of Mid Cap Stock Fund and should be evaluated in light of the Fund's organization and the differences noted above.


Risks

     All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. The primary factors that may reduce the Fund's returns include:

o Stock Market Risks. The value of equity securities in the Fund's portfolio will fluctuate and, as a result, the Fund's Share price may decline suddenly or over a sustained period of time.

o Risk Related to Investing for Growth. The growth stocks in which the Fund invests are typically more volatile than value stocks and may depend more on price changes than dividends for return.

o Risks Related to Investing for Value. Due to their low valuations, value stocks are typically less volatile than growth stocks. However, value stocks may lag behind growth stocks in an up market.

o Risk Related to Company Size. Because the smaller companies in which the Fund may invest may have unproven track records, a limited product or service base and limited access to capital, they may be more likely to fail than larger companies.


Risk/Return Bar Chart and Table

The bar chart shows the variability of the Fund's Class A Shares total returns on a calendar year-end basis.

The total returns displayed for the Fund's Class A Shares do not reflect the payment of any sales charges or recurring shareholder account fees. If these charges or fees had been included, the returns shown would have been lower.

The Fund's Class A Shares total return for the three-month period from January 1, 2003 to March 31, 2003 was (4.79)%.

     Within the periods shown in the chart, the Fund's Class A Shares highest quarterly return was 27.55% (quarter ended June 30, 1999). Its lowest quarterly return was (25.98)% (quarter ended September 30, 1998).

Average Annual Total Return Table

     The following table represents the Fund's Class A and Class B Shares Average Annual Total Returns, reduced to reflect applicable sales charges, for the calendar periods ended December 31, 2002. Return Before Taxes is shown. In addition, Return After Taxes is shown for the Fund's Class A Shares to illustrate the effect of federal taxes on Fund returns. Actual after-tax returns depend on each investor's personal tax situation, and are likely to differ from those shown. The table also shows returns for the Standard & Poor's Mid Cap 400 Index (S&P Mid Cap 400) and the Russell Mid Cap Index (RMC), broad-based market indexes. The S&P Mid Cap 400 is a capitalization-weighted index that measures the performance of common stocks in the mid-range of the U.S. stock market. The RMC measures the performance of the 800 smallest companies in the Russell 1000 Index, which represent approximately 25% of the total market capitalization of the Russell 1000 Index. Total returns for the indexes shown do not reflect sales charges, expenses or other fees that the SEC requires to be reflected in the Fund's performance. The indexes are unmanaged and it is not possible to invest directly in an index.

(For the periods ended December 31, 2002)

Class A Shares                                1 Year     5 Years          Start
                                                                 of Performance1
--------------------------------------------------------------------------------
Return Before Taxes                           (18.66)    (1.18)%          7.56%
--------------------------------------------------------------------------------
Return After Taxes on Distributions2         (18.66)%    (2.55)%          5.68%
--------------------------------------------------------------------------------
Return After Taxes on Distributions and      (11.46)%    (1.32)%          5.62%
Sale of Fund Shares2
--------------------------------------------------------------------------------
Class B Shares
--------------------------------------------------------------------------------
Return Before Taxes                          (19.14)%      N/A           (3.62)%
--------------------------------------------------------------------------------
S&P Mid Cap 400                              (14.50)%     6.42%          12.15%
--------------------------------------------------------------------------------
RMC                                          (16.19)%     2.19%           9.49%
--------------------------------------------------------------------------------

1 The Fund's Class A and Class B Shares start of performance dates were November 29, 1993 and March 14, 2000, respectively.

2 After-tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. Return After Taxes on Distributions assumes a continued investment in the Fund and shows the effect of taxes on Fund distributions. Return After Taxes on Distributions and Sale of Fund Shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after-tax returns do not reflect the effect of any applicable state and local taxes. After-tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(k) plans.

     Past performance is no guarantee of future results. This information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential returns.


VISION Multi cap growth Fund

Goal
Long-term capital appreciation.


Strategy

     The Fund seeks its investment goal by investing, under normal market conditions, at least 80% of the value of its assets in common stocks and securities convertible into common stocks of small- and mid-size companies with market capitalizations at time of purchase of $15 billion or less. The Fund's Adviser will build a broadly diversified portfolio of stocks with above-average capital growth potential.

     In selecting securities for the Fund, the Adviser purchases securities of well-known, established companies, and considers each company's current financial strength, as well as its revenue and earnings growth and the valuation of its stock.


Risks

     All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. The primary factors that may reduce the Fund's returns include:

     o Stock Market Risks. The value of equity securities in the Fund's portfolio will fluctuate and, as a result, the Fund's Share price may decline suddenly or over a sustained period of time.

     o Risk Related to Investing for Growth. The growth stocks in which the Fund invests are typically more volatile than value stocks and may depend more on price changes than dividends for return.

     o Risk Related to Company Size. Because the smaller companies in which the Fund may invest may have unproven track records, a limited product or service base and limited access to capital, they may be more likely to fail than larger companies.



Risk/Return Bar Chart and Table

     The bar chart shows the variability of the Accounting Survivor's (ARK Capital Growth Portfolio) Class A Shares total returns on a calendar year-end basis.

     The total returns displayed for the Accounting Survivor's Class A Shares do not reflect the payment of any sales charges or recurring shareholder account fees. If these charges or fees had been included, the returns shown would have been lower.

     The Accounting Survivor's Class A Shares total return for the three-month period from January 1, 2003 to March 31, 2003 was (1.30)%.

     Within the periods shown in the chart, the Accounting Survivor's Class A Shares highest quarterly return was 34.98% (quarter ended December 31, 1998). Its lowest quarterly return was (22.85)% (quarter ended September 30, 2001).



Average Annual Total Return Table

     The following table represents the Accounting Survivor's Class A and Class B Shares Average Annual Total Returns, reduced to reflect applicable sales charges, for the calendar periods ended December 31, 2002. Return Before Taxes is shown. In addition, Return After Taxes is shown for the Accounting Survivor's Class A Shares to illustrate the effect of federal taxes on Fund returns. Actual after-tax returns depend on each investor's personal tax situation, and are likely to differ from those shown. The table also shows returns for the Standard & Poor's 500 Index (S&P 500) and the Russell 1000 Growth Index, broad-based market indexes, and the Lipper Multi Cap Growth Funds Classification. The S&P 500 is an unmanaged capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. The Russell 1000 Growth Index measures the performance of those Russell 2000 companies with higher price-to-book ratios and higher forecasted growth values. The Lipper Multi Cap Growth Funds Classification is a composite of mutual funds, designated by Lipper, Inc., with goals similar to the Fund's goals. Total returns for the indexes shown do not reflect sales charges, expenses or other fees that the SEC requires to be reflected in the Fund's performance. The indexes and average are unmanaged and it is not possible to invest directly in an index or average.

(For the periods ended December 31, 2002)

Accounting Survivor-Class A Shares              1 Year    5 Years      Start of
                                                                    Performance1
--------------------------------------------------------------------------------
                                          --------------------------------------
Return Before Taxes                            (36.80)%   (0.26)%        6.36%*
--------------------------------------------------------------------------------
------------------------------------------
Return After Taxes on Distributions2           (36.80)%   (1.27)%        4.29%*
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Return After Taxes on Distributions and Sale   (22.59)%    0.00%         4.57%*
of Fund Shares2
--------------------------------------------------------------------------------
                                          --------------------------------------
Accounting Survivor-Class B Shares
--------------------------------------------------------------------------------
                                          --------------------------------------
Return Before Taxes                            (37.42)%   (0.71)%        5.87%**
--------------------------------------------------------------------------------
                                          --------------------------------------
S&P 500                                        (22.10)%   (0.58)%        9.43%
--------------------------------------------------------------------------------
Russell 1000 Growth Index                      (27.88)%   (3.84)%        7.61%
--------------------------------------------------------------------------------
Lipper Multi Cap Growth Funds                  (30.42)%   (2.69)%        6.72%
Classification
--------------------------------------------------------------------------------

     1 The Accounting Survivor's Class A and Class B Shares start of performance date was July 16, 1993.

     2 After-tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. Return After Taxes on Distributions assumes a continued investment in the Fund and shows the effect of taxes on Fund distributions. Return After Taxes on Distributions and Sale of Fund Shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after-tax returns do not reflect the effect of any applicable state and local taxes. After-tax returns for Class B Shares will differ from those shown above for Class A Shares. After-tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(k) plans.

     *Since July 16, 1993. Class A Shares of the Accounting Survivor were offered beginning March 9, 1994. Performance results shown before that date are for the Accounting Survivor's Institutional Class Shares and have been adjusted for the maximum sales charge and total annual operating expenses applicable to the Accounting Survivor's Class A Shares. The Accounting Survivor's Institutional Class Shares, which is not offered by this prospectus, commenced operations on July 16, 1993. The Accounting Survivor's Class A Shares annual returns would have been substantially similar to those of the Accounting Survivor's Institutional Class Shares because Shares of each class are invested in the same portfolio of securities.

     **Since July 16, 1993. Class B Shares of the Accounting Survivor were offered beginning September 14, 1998. Performance results shown before that date are for the Accounting Survivor's Institutional Class Shares and have been adjusted for the maximum CDSC and total annual operating expenses applicable to the Accounting Survivor's Class B Shares. The Accounting Survivor's Institutional Class Shares, which is not offered by this prospectus, commenced operations on July 16, 1993. The Accounting Survivor's Class B Shares annual returns would have been substantially similar to those of the Accounting Survivor's Institutional Class Shares because Shares of each class are invested in the same portfolio of securities.

     Past performance is no guarantee of future results. This information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential returns.





vision large cap growth fund

Goal
To provide capital appreciation.

Strategy
     The Fund invests, under normal market conditions, at least 80% of the value of its net assets in a diversified portfolio of equity securities (primarily common stocks) of companies with market capitalizations at time of purchase greater than $3 billion. Equity securities include common and preferred stocks as well as convertible securities. Montag & Caldwell, Inc. (Montag & Caldwell), the Fund's sub-adviser, uses a bottom-up approach to selecting growth-oriented stocks. The Fund seeks to invest in high-quality, well-established large cap companies that:



o    have a strong history of earnings growth;

o    are  attractively   priced,   relative  to  the  company's   potential  for
     above-average, long-term earnings and revenue growth;

o    have strong balance sheets;

o    have a sustainable competitive advantage; and

o    are currently, or have the potential to become industry leaders.

Risks

     All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. The primary factors that may reduce the Fund's returns include:

o Stock Market Risks. The value of equity securities in the Fund's portfolio will fluctuate and, as a result, the Fund's Share price may decline suddenly or over a sustained period of time.

o Risk Related to Investing for Growth. The growth stocks in which the Fund invests are typically more volatile than value stocks and may depend more on price changes than dividends for return.



Risk/Return Bar Chart and Table

     The bar chart shows the variability of the Fund's Class A Shares total returns on a calendar year-end basis.

     The total returns displayed for the Fund's Class A Shares do not reflect the payment of any sales charges or recurring shareholder account fees. If these charges or fees had been included, the returns shown would have been lower.

     The Fund's Class A Shares total return for the three-month period from January 1, 2003 to March 31, 2003 was (0.62)%.

     Within the periods shown in the chart, the Fund's Class A Shares highest quarterly return was 10.41% (quarter ended December 31, 2001). Its lowest quarterly return was (15.30)% (quarter ended March 31, 2001).


Average Annual Total Return Table

     The following table represents the Fund's Class A and Class B Shares Average Annual Total Returns, reduced to reflect applicable sales charges, for the calendar periods ended December 31, 2002. Return Before Taxes is shown. In addition, Return After Taxes is shown for the Fund's Class A Shares to illustrate the effect of federal taxes on Fund returns. Actual after-tax returns depend on each investor's personal tax situation, and are likely to differ from those shown. The table also shows returns for the Standard & Poor's 500 Index (S&P 500), the Russell 1000 Index and the Standard & Poor's 500/Barra Growth Index (S&P 500/BG), broad-based market indexes. The S&P 500 is an unmanaged capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. The Russell 1000 Index measures the performance of the 1,000 largest companies in the Russell 3000 Index, which represents approximately 90% of the total market capitalization of the Russell 3000 Index. The S&P 500/BG is an unmanaged capitalization-weighted index of stocks in the S&P 500 having the highest price-to-book ratios. The S&P 500/BG consists of approximately half of the S&P 500 on a market capitalization basis. Total returns for the indexes shown do not reflect sales charges, expenses or other fees that the SEC requires to be reflected in the Fund's performance. The indexes are unmanaged and it is not possible to invest directly in an index.

(For the periods ended December 31, 2002)
Class A Shares                                  1 Year         Start of
                                                             Performance1
------------------------------------------------------------------------------
Return Before Taxes                            (27.73)%        (16.43)%
------------------------------------------------------------------------------
Return After Taxes on Distributions2           (27.73)%        (16.44)%
------------------------------------------------------------------------------
Return After Taxes on Distributions and Sale   (17.03)%        (12.70)%
of Fund Shares2
------------------------------------------------------------------------------
Class B Shares
------------------------------------------------------------------------------
Return Before Taxes                            (27.94)%        (17.59)%
------------------------------------------------------------------------------
S&P 500                                        (22.10)%        (15.41)%
------------------------------------------------------------------------------
Russell 1000 Index                             (21.65)%        (26.40)%
------------------------------------------------------------------------------
S&P 500/BG                                     (23.58)%        (21.43)%
------------------------------------------------------------------------------

     1 The Fund's Class A and Class B Shares start of performance dates were March 20, 2000 and April 6, 2000, respectively.

     2 After-tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. Return After Taxes on Distributions assumes a continued investment in the Fund and shows the effect of taxes on Fund distributions. Return After Taxes on Distributions and Sale of Fund Shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after-tax returns do not reflect the effect of any applicable state and local taxes. After-tax returns for Class B Shares will differ from those shown above for Class A Shares. After-tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(k) plans.

     Past performance is no guarantee of future results. This information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential returns.

vision large cap stock fund

Goal
Growth of principal.



Strategy

     The Fund seeks its investment goal by investing primarily in a diversified portfolio of common stocks and other equity securities of U.S. issuers. Under normal circumstances, the Fund will invest at least 80% of the value of its net assets in equity securities (primarily common stocks) of companies with market capitalizations at time of purchase greater than $3 billion.

     In selecting investments for the Fund, the Adviser emphasizes stocks with higher-than-average sales growth, higher-than-average return on equity, above-average free cash flow, and return on invested capital that exceeds the cost of capital. The Adviser will also weigh corporate management's ability to adjust to the dynamics of rapidly changing economic and business conditions. The Adviser's investment approach is based on the conviction that, over the long term, broad-based economic growth will be reflected in the growth of the revenues and earnings of publicly held corporations.




Risks

     All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. The primary factors that may reduce the Fund's returns include:

     o Stock Market Risks. The value of equity securities in the Fund's portfolio will fluctuate and, as a result, the Fund's Share price may decline suddenly or over a sustained period of time.

     o Risks Related to Investing for Value. Due to their low valuations, value stocks are typically less volatile than growth stocks. However, value stocks may lag behind growth stocks in an up market.


Risk/Return Bar Chart and Table

     The bar chart shows the variability of the Accounting Survivor's (ARK Value Equity Portfolio) Class A Shares total returns on a calendar year-end basis.

     The total returns displayed for the Accounting Survivor's Class A Shares do not reflect the payment of any sales charges or recurring shareholder account fees. If these charges or fees had been included, the returns shown would have been lower.

     The Accounting Survivor's Class A Shares total return for the three-month period from January 1, 2003 to March 31, 2003 was (4.37)%.

     Within the periods shown in the chart, the Accounting Survivor's Class A Shares highest quarterly return was 18.95% (quarter ended December 31, 1998). Its lowest quarterly return was (19.11)% (quarter ended September 30, 2002).



Average Annual Total Return Table

     The following table represents the Accounting Survivor's Class A and Class B Shares Average Annual Total Returns, reduced to reflect applicable sales charges for the calendar periods ended December 31, 2002. Return Before Taxes is shown. In addition, Return After Taxes is shown for the Accounting Survivor's Class A Shares to illustrate the effect of federal taxes on Fund returns. Actual after-tax returns depend on each investor's personal tax situation, and are likely to differ from those shown. The table also shows returns for the S&P 500 and the Standard & Poor's 500/Barra Value Index (S&P 500/BV), broad-based market indexes, and the Lipper Large Cap Value Funds Classification. The S&P 500 is an unmanaged capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. The S&P 500/BV is a market capitalization-weighted index of the stocks in the S&P 500 having the lowest price-to-book ratios. The index consists of approximately half of the S&P 500 on a market capitalization basis. The Lipper Large Cap Value Funds Classification is a composite of mutual funds, designated by Lipper, Inc., with goals similar to the Fund's goals. Total returns for the indexes shown do not reflect sales charges, expenses or other fees that the SEC requires to be reflected in the Fund's performance. The indexes and average are unmanaged and it is not possible to invest directly in an index or average.

(For the periods ended December 31, 2002)

Accounting Survivor-Class A                     1 Year    5 Years      Start of
Shares                                                              Performance1
--------------------------------------------------------------------------------
                                          --------------------------------------
Return Before Taxes                            (28.39)%   (2.44)%        4.23%*
--------------------------------------------------------------------------------
------------------------------------------
Return After Taxes on Distributions2           (28.73)%   (4.52)%        1.74%*
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Return After Taxes on Distributions and Sale   (17.19)%   (1.73)%        3.19%*
of Fund Shares2
--------------------------------------------------------------------------------
                                          --------------------------------------
Accounting Survivor-Class B
Shares
--------------------------------------------------------------------------------
                                          --------------------------------------
Return Before Taxes                            (29.06)%   (2.72)%        3.80%**
--------------------------------------------------------------------------------
                                          --------------------------------------
S&P 500                                        (22.10)%   (0.58)%        6.30%
--------------------------------------------------------------------------------
S&P 500/BV                                     (20.85)%   (0.85)%        5.12%
--------------------------------------------------------------------------------
Lipper Large Cap Value Funds                   (20.92)%   (1.36)%        4.82%
Classification
--------------------------------------------------------------------------------

     1 The Accounting Survivor's Class A and Class B Shares start of performance date was April 1, 1996. Performance presented prior to March 30, 1998 reflects the performance of the Marketvest Equity Fund Shares, which were offered beginning April 1, 1996. The assets of the Marketvest fund were reorganized into the Accounting Survivor in 1998 following the acquisition by Allfirst Financial Inc. of Dauphin Deposit Corporation.

     2 After-tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. Return After Taxes on Distributions assumes a continued investment in the Fund and shows the effect of taxes on Fund distributions. Return After Taxes on Distributions and Sale of Fund Shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after-tax returns do not reflect the effect of any applicable state and local taxes. After-tax returns for Class B Shares will differ from those shown above for Class A Shares. After-tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(k) plans.

     *Since April 1, 1998. Class A Shares of the Accounting Survivor were offered beginning April 1, 1998. Performance results shown before that date are for the Accounting Survivor's Institutional Class Shares and have been adjusted for the maximum sales charge and total annual operating expenses applicable to the Accounting Survivor's Class A Shares. The Accounting Survivor's Institutional Class Shares, which is not offered by this prospectus, commenced operations on April 1, 1998. Performance results before that date are for the Marketvest Equity Fund, which began offering its shares on April 1, 1996 and was reorganized into the Accounting Survivor on March 27, 1998. The Accounting Survivor's Class A Shares annual returns would have been substantially similar to those of the Accounting Survivor's Institutional Class Shares because Shares of each class are invested in the same portfolio of securities.

     **Since April 1, 1996. Class B Shares of the Accounting Survivor were offered beginning September 14, 1998. Performance results shown before that date are for the Accounting Survivor's Institutional Class Shares and have been adjusted for the maximum CDSC and total annual operating expenses applicable to the Accounting Survivor's Class B Shares. The Accounting Survivor's Institutional Class Shares, which is not offered by this prospectus, commenced operations on April 1, 1998. Performance results before that date are for the Marketvest Equity Fund, which began offering its shares on April 1, 1996 and was reorganized into the Accounting Survivor on March 27, 1998. The Accounting Survivor's Class B Shares annual returns would have been substantially similar to those of the Accounting Survivor's Institutional Class Shares because Shares of each class are invested in the same portfolio of securities.

     Past performance is no guarantee of future results. This information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential returns.

vision equity index Fund

Goal

     Investment results that correspond to the performance of the Standard & Poor's 500 Index (S&P 500).


Strategy

     The Fund seeks its investment goal by investing in substantially all of the securities listed in the S&P 500, which is comprised of 500 selected securities (mostly common stocks). Under normal circumstances, the Fund invests at least 80% of the value of its net assets in equity securities of companies included in the S&P 500. The Fund is managed by utilizing a computer program that identifies which stocks should be purchased or sold in order to replicate, as closely as practicable, the composition of the S&P 500. The Fund will approximate the industry and sector weightings of the S&P 500 by matching the weightings of the stocks included in the S&P 500.

     The Fund may, to a limited extent, invest in futures contracts, options, options on futures, and index participation contracts based on the S&P 500. The Fund will invest in these contracts and options to maintain sufficient liquidity to meet redemption requests, to increase the level of Fund assets devoted to replicating the composition of the S&P 500, and to reduce transaction costs.

     Although the Fund will not replicate the performance of the S&P 500 precisely, it is anticipated that there will be a close correlation between the Fund's performance and that of the S&P 500 in both rising and falling markets. The size and timing of cash flows and the level of expenses are the principal factors that contribute to the lack of precise correlation between the S&P 500 and the Fund. The Fund attempts to achieve a 95% or better correlation between the performance of the Fund and that of the S&P 500.


Risks

     All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. The primary factors that may reduce the Fund's returns include:

     o Stock Market Risks. The value of equity securities in the Fund's portfolio will fluctuate and, as a result, the Fund's Share price may decline suddenly or over a sustained period of time.

     o Tracking Error Risk. Due to additional expenses borne by the Fund which are not borne by the Fund's benchmark index, the Fund may not be able achieve its investment objective of accurately correlating to the S&P 500.




Risk/Return Bar Chart and Table


     The bar chart shows the variability of the Accounting Survivor's (ARK Equity Index Portfolio) Class A Shares total returns on a calendar year-end basis.

     The total returns displayed for the Accounting Survivor's Class A Shares do not reflect the payment of any sales charges or recurring shareholder account fees. If these charges or fees had been included, the returns shown would have been lower.

     The Accounting Survivor's Class A Shares total return for the three-month period from January 1, 2003 to March 31, 2003 was (3.35)%.

     Within the periods shown in the chart, the Accounting Survivor's Class A Shares highest quarterly return was 21.14% (quarter ended December 31, 1998). Its lowest quarterly return was (17.19)% (quarter ended September 30, 2002).


Average Annual Total Return Table

     The following table represents the Accounting Survivor's Class A Shares Average Annual Total Returns, reduced to reflect applicable sales charges, for the calendar periods ended December 31, 2002. Return Before Taxes is shown. In addition, Return After Taxes is shown for the Accounting Survivor's Class A Shares to illustrate the effect of federal taxes on Fund returns. Actual after-tax returns depend on each investor's personal tax situation, and are likely to differ from those shown. The table also shows returns for the S&P 500, a broad-based market index, and the Lipper S&P 500 Index Objective. The Lipper S&P 500 Index Objective is a composite of mutual funds, designated by Lipper, Inc., with goals similar to the Fund's goals. Total returns for the index shown do not reflect sales charges, expenses or other fees that the SEC requires to be reflected in the Fund's performance. The index and average are unmanaged and it is not possible to invest directly in an index or average.

(For the periods ended December 31, 2002)

Accounting Survivor-Class A                     1 Year    5 Years      Start of
Shares                                                              Performance1
--------------------------------------------------------------------------------
                                          --------------------------------------
Return Before Taxes                            (25.90)%   (1.54)%       (0.83)%
--------------------------------------------------------------------------------
------------------------------------------
Return After Taxes on Distributions2           (26.16)%   (2.85)%       (2.13)%
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Return After Taxes on Distributions and Sale   (15.89)%   (1.13)%       (0.59)%
of Fund Shares2
--------------------------------------------------------------------------------
S&P 500                                        (22.10)%   (0.58)%        0.64%
--------------------------------------------------------------------------------
Lipper S&P 500 Index Objective                 (23.12)%   (1.22)%        0.13%
--------------------------------------------------------------------------------

     1 The Accounting Survivor's Class A Shares start of performance date was October 3, 1997.

     2 After-tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. Return After Taxes on Distributions assumes a continued investment in the Fund and shows the effect of taxes on Fund distributions. Return After Taxes on Distributions and Sale of Fund Shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after-tax returns do not reflect the effect of any applicable state and local taxes. After-tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(k) plans.

     Past performance is no guarantee of future results. This information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential returns.

vision large cap value fund

Goal

     To provide income. Capital appreciation is a secondary, non-fundamental investment consideration.

Strategy

     The Fund invests, under normal market conditions, at least 80% of the value of its net assets in a diversified portfolio of equity securities (primarily common stocks) of U.S. companies with market capitalizations at time of purchase greater than $3 billion. Equity securities include common and preferred stocks, as well as convertible securities. The Adviser uses a value-oriented approach to select those companies with unrecognized or undervalued assets. Such a value approach seeks companies whose stock prices do not appear to reflect their underlying value as measured by assets, earnings, cash flow, business franchises, or other quantitative or qualitative measurements.




Risks

     All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. The primary factors that may reduce the Fund's returns include:

     o Stock Market Risks. The value of equity securities in the Fund's portfolio will fluctuate and, as a result, the Fund's Share price may decline suddenly or over a sustained period of time.

     o Risks Related to Investing for Value. Due to their low valuations, value stocks are typically less volatile than growth stocks. However, value stocks may lag behind growth stocks in an up market.



Risk/Return Bar Chart and Table

     The bar chart shows the variability of the Fund's Class A Shares total returns on a calendar year-end basis.

     The total returns displayed for the Fund's Class A Shares do not reflect the payment of any sales charges or recurring shareholder account fees. If these charges or fees had been included, the returns shown would have been lower.

     The Fund's Class A Shares total return for the three-month period from January 1, 2003 to March 31, 2003 was (3.20)%.

     Within the periods shown in the chart, the Fund's Class A Shares highest quarterly return was 18.26% (quarter ended December 31, 1998). Its lowest quarterly return was (21.47)% (quarter ended September 30, 2002).

Average Annual Total Return Table

     The following table represents the Fund's Class A and Class B Shares Average Annual Total Returns, reduced to reflect applicable sales charges, for the calendar periods ended December 31, 2002. Return Before Taxes is shown. In addition, Return After Taxes is shown for the Fund's Class A Shares to illustrate the effect of federal taxes on Fund returns. Actual after-tax returns depend on each investor's personal tax situation, and are likely to differ from those shown. The table also shows returns for the Standard & Poor's 500/Barra
Value Index (S&P 500/BV), a broad-based market index. The S&P 500/BV is constructed by sorting the S&P 500 based on its price-to-book ratios, with the low price-to-book companies forming the index. The S&P 500 is an index of large cap common stocks. Total returns for the index shown do not reflect sales charges, expenses or other fees that the SEC requires to be reflected in the Fund's performance. The index is unmanaged and it is not possible to invest directly in an index.

(For the periods ended December 31, 2002)

Class A Shares                                    1 Year   5 Years      Start of
                                                                    Performance1
--------------------------------------------------------------------------------
Return Before Taxes                              (29.11)%  (4.20)%       (3.09)%
--------------------------------------------------------------------------------
Return After Taxes on Distributions2             (11.46)%  (5.06)%       (3.94)%
--------------------------------------------------------------------------------
Return After Taxes on Distributions and Sale of  (17.86)%  (3.59)%       (2.73)%
Fund Shares2
--------------------------------------------------------------------------------
Class B Shares
--------------------------------------------------------------------------------
Return Before Taxes                              (29.38)%    NA          (9.68)%
--------------------------------------------------------------------------------
S&P 500/BV                                       (20.85)%  (1.06)%       (0.55)%
--------------------------------------------------------------------------------

     1 The Fund's Class A and Class B Shares start of performance dates were September 26, 1997 and December 10, 1999, respectively.

     2 After-tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. Return After Taxes on Distributions assumes a continued investment in the Fund and shows the effect of taxes on Fund distributions. Return After Taxes on Distributions and Sale of Fund Shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after-tax returns do not reflect the effect of any applicable state and local taxes. After-tax returns for Class B Shares will differ from those shown above for Class A Shares. After-tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(k) plans.

     Past performance is no guarantee of future results. This information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential returns.

vision equity income fund

Goal
Current income and growth of capital.


Strategy

     The Fund seeks its investment goal by investing primarily in dividend-paying U.S. common stocks and other equity securities. Under normal circumstances, at least 80% of the value of the Fund's net assets will be invested in dividend-paying equity securities. The Fund may, to a limited extent, purchase convertible and preferred stocks and investment grade fixed income securities. The Fund's Adviser will build a broadly diversified portfolio of stocks of mid-size and large companies that have an above-average dividend yield relative to the broad stock market.

     In selecting securities for the Fund, the Adviser purchases stocks of high-quality companies that have consistently paid dividends. In addition, the Adviser will generally invest in stocks of companies whose securities are attractively valued relative to comparable investments.


Risks

     All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. The primary factors that may reduce the Fund's returns include:

     o Stock Market Risks. The value of equity securities in the Fund's portfolio will fluctuate and, as a result, the Fund's Share price may decline suddenly or over a sustained period of time.

     o Risks Related to Investing for Value. Due to their low valuations, value stocks are typically less volatile than growth stocks. However, value stocks may lag behind growth stocks in an up market.

     o Risk Related to Company Size. Because the smaller companies in which the Fund may invest may have unproven track records, a limited product or service base and limited access to capital, they may be more likely to fail than larger companies.



Risk/Return Bar Chart and Table

     The bar chart shows the variability of the Accounting Survivor's (ARK Equity Income Portfolio) Class A Shares total returns on a calendar year-end basis.

     The total returns displayed for the Accounting Survivor's Class A Shares do not reflect the payment of any sales charges or recurring shareholder account fees. If these charges or fees had been included, the returns shown would have been lower.

     The Accounting Survivor's Class A Shares total return for the three-month period from January 1, 2003 to March 31, 2003 was (6.21)%.

     Within the periods shown in the chart, the Accounting Survivor's Class A Shares highest quarterly return was 12.41% (quarter ended June 30, 1997). Its lowest quarterly return was (19.21)% (quarter ended September 30, 2002).



Average Annual Total Return Table

     The following table represents the Accounting Survivor's Class A Shares Average Annual Total Returns for the calendar periods ended December 31, 2002. Return Before Taxes is shown. In addition, Return After Taxes is shown for the Accounting Survivor's Class A Shares to illustrate the effect of federal taxes on Fund returns. Actual after-tax returns depend on each investor's personal tax situation, and are likely to differ from those shown. The table also shows returns for the Standard & Poor's 500 Index (S&P 500), a broad-based market index, and the Lipper Equity Income Funds Classification. The S&P 500 is an unmanaged capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. The Lipper Equity Income Funds Classification is a composite of mutual funds, designated by Lipper, Inc., with goals similar to the Fund's goals. Total returns for the index shown do not reflect sales charges, expenses or other fees that the SEC requires to be reflected in the Fund's performance. The index and average are unmanaged and it is not possible to invest directly in an index or average.

(For the periods ended December 31, 2002)

Accounting Survivor-Class A Shares              1 Year    5 Years      Start of
                                                                    Performance1
--------------------------------------------------------------------------------
                                          --------------------------------------
Return Before Taxes                            (22.95)%   (2.74)%        2.46%
--------------------------------------------------------------------------------
------------------------------------------
Return After Taxes on Distributions2           (23.37)%   (4.17)%        0.57%
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Return After Taxes on Distributions and Sale   (14.06)%   (2.35)%        1.59%
of Fund Shares2
--------------------------------------------------------------------------------
S&P 500                                        (22.10)%   (0.58)%        4.00%
--------------------------------------------------------------------------------
Lipper Equity Income Funds                     (17.22)%   (0.27)%        3.93%
Classification
--------------------------------------------------------------------------------

     1 The Accounting Survivor's Class A Shares start of performance date was November 18, 1996.

     2 After-tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. Return After Taxes on Distributions assumes a continued investment in the Fund and shows the effect of taxes on Fund distributions. Return After Taxes on Distributions and Sale of Fund Shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after-tax returns do not reflect the effect of any applicable state and local taxes. After-tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(k) plans.

     Past performance is no guarantee of future results. This information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential returns.


Managed Allocation Funds
--------------------------------------------------------------------------------


Goals

|X|  VISION  MANAGED   ALLOCATION  FUND  --  AGGRESSIVE   GROWTH  seeks  capital
     appreciation.

|X|  VISION   MANAGED   ALLOCATION   FUND  --  MODERATE   GROWTH  seeks  capital
     appreciation and, secondarily, income.

|X| VISION MANAGED ALLOCATION FUND -- CONSERVATIVE GROWTH seeks capital appreciation and income.


Strategies

     Each Managed Allocation Fund seeks to achieve its goal by investing in a combination of underlying funds ("Underlying Funds") managed by the Adviser. Each Fund's assets are allocated among Underlying Funds that invest primarily in the three asset classes shown below so that each Fund normally has exposure to each of these asset classes. With respect to each Fund, the amount allocated among the Underlying Funds will vary from time to time in an attempt to achieve that Fund's goal based upon the Adviser's view of economic conditions. In the case of VISION Managed Allocation Fund -- Aggressive Growth and VISION Managed Allocation Fund -- Moderate Growth, the largest allocations normally are to Underlying Funds that invest primarily in equity securities (Underlying Equity Funds). With respect to VISION Managed Allocation Fund -- Moderate Growth, however, the amount allocated to Underlying Funds that invest primarily in fixed income securities (Underlying Fixed Income Funds) and money market funds (Underlying Money Market Funds) can at times exceed the amount in equities. In the case of VISION Managed Allocation Fund -- Conservative Growth, the largest allocations normally are to Underlying Fixed Income Funds, but at times the amount allocated to Underlying Equity Funds and Underlying Money Market Funds can exceed the amount in Underlying Fixed Income Funds. After the Closing Date of the Reorganization Plan, it is contemplated that the list of Underlying Funds will be revised to include certain Successor Funds.



--------------------------------------------------------------------------------
VISION MANAGED ALLOCATION FUND-- AGGRESSIVE GROWTH

     The Fund currently plans to invest in shares of the following underlying VISION Funds within the percentage ranges indicated.

Asset Class                          Investment Range
                                     (Percentage of the Managed Allocation Fund
                                     - Aggressive Growth Assets)
--------------------------------------------------------------------------------
MONEY MARKET FUNDS                   0-20%
Prime Money Market Fund
U.S. Treasury Money
  Market Fund
--------------------------------------------------------------------------------
FIXED INCOME FUNDS                   0-30%
Short Duration Government
Bond Fund
Intermediate-Term Bond
Fund
U.S. Government Bond Fund
--------------------------------------------------------------------------------
EQUITY FUNDS                         70-100%
Large Cap Growth Fund
Small Cap Stock Fund
International Equity Fund
Mid Cap Stock Fund
Large Cap Stock Fund
Large Cap Value Fund

--------------------------------------------------------------------------------

VISION MANAGED ALLOCATION FUND-- MODERATE GROWTH
--------------------------------------------------------------------------------

     The Fund currently plans to invest in shares of the following VISION Funds within the percentage ranges indicated:

Asset Class                       Investment Range
                                  (Percentage of the Managed Allocation Fund -
                                  Moderate Growth Assets)
--------------------------------------------------------------------------------
MONEY MARKET FUNDS                5-45%
Prime Money Market Fund
U.S. Treasury Money Market Fund
--------------------------------------------------------------------------------
FIXED INCOME FUNDS                15-50%
Short Duration Government
Bond Fund.
Intermediate-Term
Bond Fund
U.S. Government Bond
Fund
--------------------------------------------------------------------------------
EQUITY FUNDS                      40-70%
Large Cap Growth Fund
Small Cap Stock Fund
International Equity
Fund
Mid Cap Stock Fund
Large Cap Stock Fund
Large Cap Value Fund


--------------------------------------------------------------------------------

VISION MANAGED ALLOCATION FUND-- CONSERVATIVE GROWTH
--------------------------------------------------------------------------------

     The Fund currently plans to invest in shares of the following Underlying VISION Funds within the percentage ranges indicated;

Asset Class                       Investment Range
                                  (Percentage of the Managed Allocation Fund -
                                  Conservative Growth Assets)
--------------------------------------------------------------------------------
MONEY MARKET FUNDS                5-50%
Prime Money Market Fund
U.S. Treasury Money Market Fund
--------------------------------------------------------------------------------
FIXED INCOME FUNDS                35-70%
Short Duration Government
Bond Fund
Intermediate-Term
Bond Fund
U.S. Government Bond
Fund
--------------------------------------------------------------------------------
EQUITY FUNDS                      5-35%
Large Cap Growth Fund
Small Cap Stock Fund
International Equity Fund
Mid Cap Stock Fund
Large Cap Stock Fund
Large Cap Value Fund


Goals, Strategies and Risks of the Underlying Funds

     The goals, strategies and risks of each Underlying Fund other than VISION Prime Money Market Fund are set forth elsewhere in this prospectus. A summary of the goals, strategies and risks of VISION Prime Money Market Fund is as follows:

     VISION Prime Money Market Fund. The goal of VISION Prime Money Market Fund is to seek current income with liquidity and stability of principal by investing in high quality money market investments. The Fund seeks to maintain a constant net asset value of $1.00 per share for purchases and redemptions. The Fund may invest primarily in bank instruments, corporate debt securities, municipal securities, variable rate demand instruments, mortgage-backed securities, asset-backed securities, Treasury securities, agency securities and repurchase agreements. The principal risks applicable to the Fund are interest rate risk, call risk, credit risk, prepayment risk and risk of foreign investment.

     Additional information on VISION Prime Money Market Fund can be found in a separate VISION Funds prospectus, which is available by calling (800) 836-2211.


VISION MANAGED ALLOCATION FUND - AGGRESSIVE GROWTH

Risk/Return Bar Chart and Table

     The bar chart shows the variability of the Fund's Class A Shares total returns on a calendar year-end basis.

     The total returns displayed for the Fund's Class A Shares do not reflect the payment of any sales charges or recurring shareholder account fees. If these charges or fees had been included, the returns shown would have been lower.

     The Fund's Class A Shares total return for the three-month period from January 1, 2003 to March 31, 2003 was (3.49)%.

     Within the periods shown in the chart, the Fund's Class A Shares highest quarterly return was 9.85% (quarter ended December 31, 2001). Its lowest quarterly return was (16.18)% (quarter ended September 30, 2002).


Average Annual Total Return Table

     The following table represents the Class A and Class B Shares Average Annual Total Returns, reduced to reflect applicable sales charges, for the calendar periods ended December 31, 2002. Return Before Taxes is shown. In addition, Return After Taxes is shown for Fund's Class A Shares to illustrate the effect of federal taxes on the Fund returns. Actual after-tax returns depend on each investor's personal tax situation, and are likely to differ from those shown. The table also shows returns for the Standard & Poor's 500 Index (S&P
500) and the Lehman Brothers Aggregate Bond Index (LBAB), broad-based market indexes. The S&P 500 is an unmanaged capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. The LBAB is an index measuring both the capital price changes and income provided by the underlying universe of securities, comprised of U.S. Treasury obligations, U.S. investment grade corporate debt and mortgage backed obligations. Total returns for the indexes shown do not reflect sales charges, expenses or other fees that the SEC requires to be reflected in the Fund's performance. The indexes are unmanaged, and it is not possible to invest directly in an index.

(For the periods ended December 31, 2002)

Class A Shares                                  1 Year    Start of Performance1
--------------------------------------------------------------------------------
Return Before Taxes                            (22.55)%          (5.78)%
--------------------------------------------------------------------------------
Return After Taxes on Distributions2           (22.74)%          (6.42)%
--------------------------------------------------------------------------------
Return After Taxes on Distributions and        (13.70)%          (4.73)%
Sale of Fund Shares2
--------------------------------------------------------------------------------
Class B Shares                                   ---            (22.23)%
--------------------------------------------------------------------------------
S&P 500                                        (22.10)%          (7.21)%
--------------------------------------------------------------------------------
LBAB                                            10.25%            7.33%
--------------------------------------------------------------------------------

     1 The Fund's Class A and Class B Shares start of performance dates were February 18, 1999 and May 1, 2002, respectively.

     2 After-tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. Return After Taxes on Distributions assumes a continued investment in the Fund and shows the effect of taxes on Fund distributions. Return After Taxes on Distributions and Sale of Fund Shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after tax returns do not reflect the effect of any applicable state and local taxes. After-tax returns for Class B Shares will differ from those shown above for Class A Shares. After tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(K) plans.

     Past performance is no guarantee of future results. This information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential returns.

VISION MANAGED ALLOCATION FUND - MODERATE GROWTH

Risk/Return Bar Chart and Table

     The bar chart shows the variability of the Fund's Class A Shares total returns on a calendar year-end basis.

     The total returns displayed for the Fund's Class A Shares do not reflect the payment of any sales charges or recurring shareholder account fees. If these charges or fees had been included, the returns shown would have been lower.

     The Fund's Class A Shares total return for the three-month period from January 1, 2003 to March 31, 2003 was (1.98)%.

     Within the periods shown in the chart, the Fund's Class A Shares highest quarterly return was 6.36% (quarter ended December 31, 2001). Its lowest quarterly return was (9.90)% (quarter ended September 30, 2002).

Average Annual Total Return Table

     The following table represents the Fund's Class A and Class B Shares Average Annual Total Returns, reduced to reflect applicable sales charges, for the calendar periods ended December 31, 2002. Return Before Taxes is shown. In addition, Return After Taxes is shown for the Fund's Class A Shares to illustrate the effect of federal taxes on Fund returns. Actual after-tax returns depend on each investor's personal tax situation, and are likely to differ from those shown. The table also shows returns for the Standard & Poor's 500 Index (S&P 500) and the Lehman Brothers Aggregate Bond Index (LBAB), broad-based market indexes. The S&P 500 is an unmanaged capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. The LBAB is an index measuring both the capital price changes and income provided by the underlying universe of securities, comprised of U.S. Treasury obligations, U.S. investment grade corporate debt and mortgage backed obligations. Total returns for the indexes shown do not reflect sales charges, expenses or other fees that the SEC requires to be reflected in the Fund's performance. The indexes are unmanaged, and it is not possible to invest directly in an index.

(For the periods ended December 31, 2002)

Class A Shares                                   1 Year    Start of Performance1
--------------------------------------------------------------------------------
Return Before Taxes                             (14.79)%           (2.22)%
--------------------------------------------------------------------------------
Return After Taxes on Distributions2            (15.24)%           (3.28)%
--------------------------------------------------------------------------------
Return After Taxes on Distributions and         (9.00)%            (2.22)%
Sale of Fund Shares2
--------------------------------------------------------------------------------
Class B Shares
--------------------------------------------------------------------------------
Return Before Taxes                                --             (15.40)%
--------------------------------------------------------------------------------
LBAB                                            (22.10)%           (7.34)%
--------------------------------------------------------------------------------
S&P 500                                          10.25%             7.25%
--------------------------------------------------------------------------------

     1 The Fund's Class A and Class B Shares start of performance dates were February 3, 1999 and April 30, 2002, respectively.

     2 After tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. Return After Taxes on Distributions assumes a continued investment in the Fund and shows the effect of taxes on Fund distributions. Return After Taxes on Distributions and Sales of Fund Shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after tax returns do not reflect the effect of any applicable state and local taxes. After-tax returns for Class B Shares will differ from those shown above for Class A Shares. After tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(K) plans.

     Past performance is no guarantee of future results. This information provides you historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential returns.


vision managed allocation fund - conservative growth

Risk/Return Bar Chart and Table

     The bar chart shows the variability of the Fund's Class A Shares total returns on a calendar year-end basis.

     The total returns displayed for the Fund do not reflect the payment of any sales charges or recurring shareholder account fees. If these charges or fees had been included, the returns shown would have been lower.

     The Fund's Class A Shares total return for the three-month period from January 1, 2003 to March 31, 2003 was (0.70)%.

     Within the periods shown in the chart, the Fund's A Class Shares highest quarterly return was 2.23% (quarter ended December 31, 2001). Its lowest quarterly return was (1.43)% (quarter ended September 30, 2001).


Average Annual Total Return Table

     The following table represents the Fund's Class A and Class B Shares Average Annual Total Returns, reduced to reflect applicable sales charges, for the calendar periods ended December 31, 2002. Return Before Taxes is shown. In addition, Return After Taxes is shown for Fund's Class A Shares to illustrate the effect of federal taxes on the Fund returns. Actual after-tax returns depend on each investor's personal tax situation, and are likely to differ from those shown. The table also shows returns for the Standard & Poor's 500 Index (S&P
500) and the Lehman Brothers Aggregate Bond Index (LBAB), broad-based market indexes. The S&P 500 is an unmanaged capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. The LBAB is an index measuring both the capital price changes and income provided by the underlying universe of securities, comprised of U.S. Treasury obligations, U.S. investment grade corporate debt and mortgage backed obligations. Total returns for the indexes shown do not reflect sales charges, expenses or other fees that the SEC requires to be reflected in the Fund's performance. The indexes are unmanaged, and it is not possible to invest directly in an index.

 (For the periods ended December 31, 2002)

Class A Shares                                      1 Year           Start of
                                                                   Performance1
--------------------------------------------------------------------------------
Return Before Taxes                                 (5.12)%           0.92%
--------------------------------------------------------------------------------
Return After Taxes on Distributions2                (6.12)%          (0.49)%
--------------------------------------------------------------------------------
Return After Taxes on Distributions and Sale of     (3.11)%          (0.05)%
Fund Shares2
--------------------------------------------------------------------------------
Class B Shares
--------------------------------------------------------------------------------
Return Before Taxes                                   --             (7.35)%
--------------------------------------------------------------------------------
S&P 500                                            (22.10)%          (7.77)%
--------------------------------------------------------------------------------
LBAB                                                10.25%            7.24%
--------------------------------------------------------------------------------

     1 The Fund's Class A and Class B Shares start of performance dates were February 3, 1999, and April 30, 2002, respectively.

     2 After tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. Return After Taxes on Distributions assumes a continued investment in the Fund and shows the effect of taxes on Fund distributions. Return After Taxes on Distributions and Sales of Fund Shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after tax returns do not reflect the effect of any applicable state and local taxes. After-tax returns for Class B Shares will differ from those shown above for Class A Shares. After tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(K) plans.

     Past performance is no guarantee of future results. This information provides you historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential returns.

BALANCED FUND
--------------------------------------------------------------------------------

VISION balanced FUND

     Goal To provide total return. The Fund's total return will consist of both current income and, to a lesser extent, capital appreciation, provided by fixed income securities, and long-term capital appreciation provided by equity securities.

Strategy

     The Fund seeks its investment goal by investing primarily in a diverse portfolio of common stocks and investment grade fixed income securities. The Fund's Adviser will select common stocks of mid-sized and larger companies (companies with market capitalizations of $2 billion or more) that are recognized leaders in their respective markets. In evaluating securities for the Fund, the Adviser considers each company's current financial strength, revenue, earnings growth, and relative valuation of its stock. The Adviser will also purchase investment grade fixed income securities with varying maturities, including corporate and government securities and mortgage-backed securities. The Adviser will adjust the Fund's asset mix based on its analysis of the relative attractiveness and risk of bonds and stocks in connection with economic, financial and other market trends. The Fund maintains at least 25% of its total assets in fixed-income senior securities.

     In selecting securities for the Fund, the Adviser attempts to maximize total return by purchasing a combination of common stocks and fixed income securities of U.S. issuers. The Adviser will also attempt to minimize price declines during equity market downturns by reallocating assets to fixed income securities. The dollar-weighted average maturity of the Fund's fixed income securities may vary depending on market conditions, but will be between five and twenty years.


Risks

     All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. The primary factors that may reduce the Fund's returns include:

o Stock Market Risks. The value of equity securities in the Fund's portfolio will fluctuate and, as a result, the Fund's Share price may decline suddenly or over a sustained period of time.

o Risk Related to Investing for Growth. The growth stocks in which the Fund invests are typically more volatile than value stocks and may depend more on price changes than dividends for return.

o Risks Related to Investing for Value. Due to their low valuations, value stocks are typically less volatile than growth stocks. However, value stocks may lag behind growth stocks in an up market.

o Risk Related to Company Size. Because the smaller companies in which the Fund may invest may have unproven track records, a limited product or service base and limited access to capital, they may be more likely to fail than larger companies.

o Interest Rate Risks. Prices of fixed income securities generally fall when interest rates rise.

o Credit Risks. There is a possibility that issuers of securities in which the Fund may invest may default in the payment of interest or principal on the securities when due, which would cause the Fund to lose money.

o Prepayment Risks. When homeowners prepay their mortgages in response to lower interest rates, the Fund will be required to reinvest the proceeds at the lower interest rates available. Also, when interest rates fall, the price of mortgage backed securities may not rise to as great an extent as that of other fixed income securities.

o Call Risks. Issuers of securities may redeem the securities prior to maturity at a price below their current market value.



Risk/Return Bar Chart and Table

     The bar chart shows the variability of the Accounting Survivor's (ARK Balanced Portfolio) Class A Shares total returns on a calendar year-end basis. The total returns displayed for the Accounting Survivor's Class A Shares do not reflect the payment of any sales charges or recurring shareholder account fees. If these charges or fees had been included, the returns shown would have been lower. The Accounting Survivor's Class A Shares total return for the three-month period from January 1, 2003 to March 31, 2003 was (0.92)%. Within the periods shown in the chart, the Accounting Survivor's Class A Shares highest quarterly return was 18.25% (quarter ended December 31, 1998). Its lowest quarterly return was (11.71)% (quarter ended September 30, 2002).


Average Annual Total Return Table

     The following table represents the Accounting Survivor's Class A and Class B Shares Average Annual Total Returns, reduced to reflect applicable sales charges for the calendar periods ended December 31, 2002. Return Before Taxes is shown. In addition, Return After Taxes is shown for the Accounting Survivor's Class A Shares to illustrate the effect of federal taxes on Fund returns. Actual after-tax returns depend on each investor's personal tax situation, and are likely to differ from those shown. The table also shows returns for the Lehman Brothers U.S. Aggregate Bond Index, the Standard & Poor's 500 Index (S&P 500) and the 60/40 Hybrid of the S&P 500 and the Lehman Brothers U.S. Aggregate Bond Index, respectively, broad-based market indexes, and the Lipper Balanced Funds Objective. The Lehman Brothers U.S. Aggregate Index is a widely recognized, market value-weighted index of U.S. government obligations, corporate debt securities and AAA-rated mortgage backed securities. The S&P 500 is an unmanaged capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. The 60/40 Hybrid of the S&P and the Lehman Brothers U.S. Aggregate Bond Index, respectively, is comprised of two unmanaged indexes, weighted 60% S&P 500 and 40% Lehman Brothers U.S. Aggregate Bond Index. The Lipper Balanced Funds Objective is a composite of mutual funds, designated by Lipper, Inc., with goals similar to the Fund's goals. All securities in the index are rated investment grade (BBB) or higher, with maturities of at least one year. Total returns for the indexes shown do not reflect sales charges, expenses or other fees that the SEC requires to be reflected in the Fund's performance. The indexes and average are unmanaged and it is not possible to invest directly in an index or average.

(For the periods ended December 31, 2002)

Accounting Survivor-Class A Shares              1 Year    5 Years      Start of
                                                                    Performance1
--------------------------------------------------------------------------------
                                          --------------------------------------
Return Before Taxes                            (21.73)%    2.29%        6.49%*
--------------------------------------------------------------------------------
------------------------------------------
Return After Taxes on Distributions2           (22.23)%    0.89%        4.45%*
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Return After Taxes on Distributions and Sale   (13.33)%    1.54%        4.50%*
of Fund Shares2
--------------------------------------------------------------------------------
                                          --------------------------------------
Accounting Survivor-Class B Shares
--------------------------------------------------------------------------------
                                          --------------------------------------
Return Before Taxes                            (22.52)%    1.97%        6.18%**
--------------------------------------------------------------------------------
                                          --------------------------------------
Lehman Brothers U.S. Aggregate                  10.25%     7.55%         7.17%
Bond Index
--------------------------------------------------------------------------------
S&P 500                                        (22.10)%   (0.58)%        9.43%
--------------------------------------------------------------------------------
60/40 Hybrid of the S&P 500 and the            (9.16)%     2.67%         8.53%
Lehman Brothers U.S. Aggregate Bond
Index, Respectively
--------------------------------------------------------------------------------
Lipper Balanced Funds Objective                (12.74)%    1.10%         6.98%
--------------------------------------------------------------------------------

     1 The Accounting Survivor's Class A Shares and Class B Shares start of performance date was July 16, 1993.

     2 After-tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. Return After Taxes on Distributions assumes a continued investment in the Fund and shows the effect of taxes on Fund distributions. Return After Taxes on Distributions and Sale of Fund Shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after-tax returns do not reflect the effect of any applicable state and local taxes. After-tax returns for Accounting Survivor's Class B Shares will differ from those for Accounting Survivor's Class A Shares. After-tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(k) plans.

     *Since July 16, 1993. Class A Shares of the Accounting Survivor were offered beginning March 9, 1994. Performance results shown before that date are for the Accounting Survivor's Institutional Class Shares and have been adjusted for the maximum sales charge and total annual operating expenses applicable to Accounting Survivor's Class A Shares. The Accounting Survivor's Institutional Class Shares, which is not offered by this prospectus, commenced operations on July 16, 1993. The Accounting Survivor's Class A Shares annual returns would have been substantially similar to those of the Accounting Survivor's Institutional Class Shares because Shares of each class are invested in the same portfolio of securities.

     **Since July 16, 1993. Class B Shares of the Accounting Survivor were offered beginning September 14, 1998. Performance results shown before that date are for the Accounting Survivor's Institutional Class Shares and have been adjusted for the maximum CDSC and total annual operating expenses applicable to Accounting Survivor's Class B Shares. The Accounting Survivor's Institutional Class Shares, which is not offered by this prospectus, commenced operations on July 16, 1993. The Accounting Survivor's Class B Shares annual returns would have been substantially similar to those of the Accounting Survivor's Institutional Class Shares because Shares of each class are invested in the same portfolio of securities.

     Past performance is no guarantee of future results. This information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential returns.



income funds
--------------------------------------------------------------------------------

VISION INTERMEDIATE-TERM BOND FUND

Goal
Current income.


Strategy

     The Fund seeks its investment goal by investing primarily in U.S. investment grade corporate and government fixed income securities, including mortgage and asset backed securities. Under normal circumstances, the Fund invests at least 80% of the value of its net assets in fixed income securities. The Fund's Adviser will select investment grade fixed income securities and unrated securities determined to be of comparable quality, but also may invest up to 15% of the Fund's total assets in lower-rated debt securities ("junk bonds"). The Fund normally invests in securities with intermediate maturities, and the Fund will have a dollar-weighted average maturity of three to ten years. However, the Fund has no maturity restrictions on individual issues, and the dollar-weighted average maturity of the Fund's investments will vary depending on market conditions.

     In selecting securities for the Fund, the Adviser considers a security's current yield, credit quality, capital appreciation potential, maturity and yield to maturity. The Adviser will monitor changing economic conditions and trends, including interest rates, and may sell securities in anticipation of an increase in interest rates or purchase securities in anticipation of a decrease in interest rates.


Risks

     All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. The primary factors that may reduce the Fund's returns include:

     o Interest Rate Risks. Prices of fixed income securities generally fall when interest rates rise.

     o Credit Risks. There is a possibility that issuers of securities in which the Fund may invest may default in the payment of interest or principal on the securities when due, which would cause the Fund to lose money.

     o Call Risks. Issuers of securities may redeem the securities prior to maturity at a price below their current market value.

     o Prepayment Risks. When homeowners prepay their mortgages in response to lower interest rates, the Fund will be required to reinvest the proceeds at the lower interest rates available. Also, when interest rates fall, the price of mortgage backed securities may not rise to as great an extent as that of other fixed income securities.

     o Risks Associated with Non-Investment Grade Securities. Securities rated below investment grade, also known as junk bonds, generally entail greater interest rate and credit risks than investment grade securities.



Risk/Return Bar Chart and Table


     The total returns shown above are for the Institutional Class Shares, which is another class of shares offered by the Accounting Survivor (ARK Intermediate Fixed Income Portfolio). The Institutional Class Shares are not offered in this prospectus for the Fund's Class A, Class B and Class C Shares. The total returns for the Accounting Survivor's Institutional Class Shares are disclosed here because Class A Shares have not yet been publicly offered. These total returns would be substantially similar to the annual returns for the Class A Shares over the same period and would differ only to the extent that the two classes do not have the same expenses. It is anticipated that expenses of Class A Shares will exceed those of the Accounting Survivor's Institutional Class Shares.

     The  bar  chart  shows  the   variability  of  the  Accounting   Survivor's
Institutional Class Shares total returns on a calendar year-end basis.

     The Accounting Survivor's Institutional Class Shares total return for the three-month period from January 1, 2003 to March 31, 2003 was 1.62%. Within the periods shown in the chart, the Accounting Survivor's Institutional Class Shares highest quarterly return was 5.81% (quarter ended September 30, 2002). Its lowest quarterly return was (1.13)% (quarter ended March 31, 2002).



Average Annual Total Return Table

     The following table represents the Accounting Survivor's Institutional Class Shares Average Annual Total Returns for the calendar periods ended December 31, 2002. Return Before Taxes is shown. In addition, Return After Taxes is shown for the Accounting Survivor's Institutional Class Shares to illustrate the effect of federal taxes on Fund returns. Actual after-tax returns depend on each investor's personal tax situation, and are likely to differ from those shown. The table also shows returns for the Lehman Brothers Intermediate U.S. Government Bond Index and the Lehman Brothers Intermediate Government/Credit Index, broad-based market indexes, and the Lipper Intermediate Investment Grade Debt Funds Objective. The Lehman Brothers Intermediate U.S. Government Bond Index is a widely recognized index of U.S. Treasury securities and government agency securities with maturities ranging from one to ten years. The Lehman Brothers Intermediate Government/Credit Index is a widely recognized, market value-weighted index of U.S. Treasury securities, U.S. government agency obligations, corporate debt securities, fixed-rate nonconvertible corporate debt securities, Yankee bonds and nonconvertible corporate debt securities issued by or guaranteed by foreign governments and agencies. Lipper Intermediate Investment Grade Debt Funds Objective is a composite of mutual funds, designated by Lipper, Inc., with goals similar to the Fund's goals. Total returns for the indexes shown do not reflect sales charges, expenses or other fees that the SEC requires to be reflected in the Fund's performance. The indexes and average are unmanaged and it is not possible to invest directly in an index or average.

(For the periods ended December 31, 2002)

Accounting Survivor-Institutional Class Shares     1 Year   5 Years     Start of
                                                                    Performance1
--------------------------------------------------------------------------------
                                                  ------------------------------
Return Before Taxes                                8.96%     6.43%        6.45%
--------------------------------------------------------------------------------
---------------------------------------------------
Return After Taxes on Distributions2                7.10%    4.20%        4.14%
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Return After Taxes on Distributions and Sale of     5.44%    4.03%        4.00%
Fund Shares2
--------------------------------------------------------------------------------
                                                  ------------------------------
Lehman Brothers Intermediate U.S. Government       9.64%     7.44%        7.28%
Bond Index
--------------------------------------------------------------------------------
Lehman Brothers Intermediate Government/Credit     9.84%     7.48%        7.33%
Index
--------------------------------------------------------------------------------
Lipper Intermediate Investment Grade Debt Funds    7.34%     6.21%        6.49%
Objective
--------------------------------------------------------------------------------

     1 The Accounting Survivor's Institutional Class Shares start of performance date was November 18, 1996.

     2 After-tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. Return After Taxes on Distributions assumes a continued investment in the Fund and shows the effect of taxes on Fund distributions. Return After Taxes on Distributions and Sale of Fund Shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after-tax returns do not reflect the effect of any applicable state and local taxes. After-tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(k) plans.

     Past performance is no guarantee of future results. This information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential returns.


VISION income Fund

Goal
Primarily current income and secondarily capital growth.


     Strategy
The Fund seeks its investment goal by investing  primarily in U.S.
investment grade corporate and government fixed income securities, including mortgage backed securities. The Fund's Adviser will generally select investment grade fixed income securities and unrated securities determined to be of comparable quality, but also may invest up to 15% of the Fund's total assets in lower-rated debt securities ("junk bonds"). The dollar-weighted average maturity of the Fund's investments will vary depending on market conditions, but will be between five and twenty years.

     In selecting securities for the Fund, the Adviser considers a security's current yield, credit quality, capital appreciation potential, maturity and yield to maturity. The Adviser will monitor changing economic conditions and trends, including interest rates, and may sell securities in anticipation of an increase in interest rates or purchase securities in anticipation of a decrease in interest rates.


Risks

     All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. The primary factors that may reduce the Fund's returns include:

     o Interest Rate Risks. Prices of fixed income securities generally fall when interest rates rise.

     o Credit Risks. There is a possibility that issuers of securities in which the Fund may invest may default in the payment of interest or principal on the securities when due, which would cause the Fund to lose money.

     o Call Risks. Issuers of securities may redeem the securities prior to maturity at a price below their current market value.

     o Prepayment Risks. When homeowners prepay their mortgages in response to lower interest rates, the Fund will be required to reinvest the proceeds at the lower interest rates available. Also, when interest rates fall, the price of mortgage backed securities may not rise to as great an extent as that of other fixed income securities.

     o Risks Associated with Non-Investment Grade Securities. Securities rated below investment grade, also known as junk bonds, generally entail greater interest rate and credit risks than investment grade securities.



Risk/Return Bar Chart and Table

     The bar chart shows the variability of the Accounting Survivor's (ARK Income Portfolio) Class A Shares total returns on a calendar year-end basis.

     The total returns displayed for the Accounting Survivor's Class A Shares do not reflect the payment of any sales charges or recurring shareholder account fees. If these charges or fees had been included, the returns shown would have been lower. The Accounting Survivor's Class A Shares total return for the three-month period from January 1, 2003 to March 31, 2003 was 1.30%.

     Within the periods shown in the chart, the Accounting Survivor's Class A Shares highest quarterly return was 6.58% (quarter ended June 30, 1995). Its lowest quarterly return was (2.24)% (quarter ended March 31, 1996).



Average Annual Total Return Table

     The following table represents the Accounting Survivor's Class A Shares and Class B Shares Average Annual Total Returns, reduced to reflect applicable sales charges for the calendar periods ended December 31, 2002. Return Before Taxes is shown. In addition, Return After Taxes is shown for the Accounting Survivor's Class A Shares to illustrate the effect of federal taxes on Fund returns. Actual after-tax returns depend on each investor's personal tax situation, and are likely to differ from those shown. The table also shows returns for the Lehman Brothers U.S. Aggregate Bond Index, a broad-based market index, and Lipper Corporate A-Rated Debt Funds Objective. The Lehman Brothers U.S. Aggregate Bond Index is a widely recognized, market value-weighted index of U.S. government obligations, corporate debt securities and AAA-rated mortgage backed securities. The Lipper Corporate A-Rate Debt Funds Objective is a composite of mutual funds, designated by Lipper, Inc., with goals similar to the Fund's goals. Total returns for the index shown do not reflect sales charges, expenses or other fees that the SEC requires to be reflected in the Fund's performance. The index and average are unmanaged and it is not possible to invest directly in an index or average.

(For the periods ended December 31, 2002)

Accounting Survivor-Class A Shares              1 Year    5 Years      Start of
                                                                    Performance1

                                            ------------------------------------
Return Before Taxes                             3.69%      5.05%         5.64%*
--------------------------------------------------------------------------------
--------------------------------------------
Return After Taxes on Distributions2            1.95%      2.84%         3.39%*
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Return After Taxes on Distributions and Sale    2.21%      2.90%         3.36%*
of Fund Shares2
--------------------------------------------------------------------------------
Accounting Survivor-Class B Shares
--------------------------------------------------------------------------------
Return Before Taxes                             2.75%      5.02%         5.46%**
--------------------------------------------------------------------------------
Lehman Brothers U.S. Aggregate                  10.25%     7.55%         7.17%
Bond Index
--------------------------------------------------------------------------------
Lipper Corporate A-Rated Debt                   7.44%      5.83%         6.28%
Funds Objective
--------------------------------------------------------------------------------

     1 The Accounting Survivor's Class A and Class B Shares start of performance date was July 16, 1993.

     2 After-tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. Return After Taxes on Distributions assumes a continued investment in the Fund and shows the effect of taxes on Fund distributions. Return After Taxes on Distributions and Sale of Fund Shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after-tax returns do not reflect the effect of any applicable state and local taxes. After-tax returns for Class B Shares will differ from those shown above for Class A Shares. After-tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(k) plans.

     * Since July 16, 1993. Class A Shares of the Accounting Survivor were offered beginning April 12, 1994. Performance results shown before that date are for the Accounting Survivor's Institutional Class Shares and have been adjusted for the maximum sales charge and total annual operating expensed applicable to the Accounting Survivor's Class A Shares. The Accounting Survivor's Institutional Class Shares, which is not offered by this prospectus, commenced operations on July 16, 1993. The Accounting Survivor's Class A Shares annual returns would have been substantially similar to those of the Accounting Survivor's Institutional Class Shares because Shares of each class are invested in the same portfolio securities.

     ** Since July 16, 1993. Class B Shares of the Accounting Survivor were offered beginning September 14, 1998. Performance results shown before that date are for the Accounting Survivor's Institutional Class Shares and have been adjusted for the maximum CDSC and total annual operating expenses applicable to the Accounting Survivor's Class B Shares. The Accounting Survivor's Institutional Class Shares, which is not offered by this prospectus commenced operations on July 16, 1993. The Accounting Survivor's Class B Shares annual returns would have been substantially similar to those of the Accounting Survivor's Institutional Class Shares because Shares of each class are invested in the same portfolio of securities.

     Past performance is no guarantee of future results. This information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential returns.

vision short-term corporate bond fund

Goal
Current income.


Strategy

     The Fund seeks its investment goal by investing primarily in U.S. corporate fixed income securities. Under normal circumstances, the Fund invests at least 80% of its net assets in U.S. corporate fixed income securities. The Fund's Adviser will select investment grade securities and unrated securities determined to be of comparable quality, but also may invest up to 15% of the Fund's total assets in lower-rated debt securities ("junk bonds"). The Fund also invests in a range of U.S. government securities, including mortgage and asset backed securities. The Fund will have a dollar-weighted average maturity of no more than three years. However, the dollar-weighted average maturity of the Fund's investments will vary depending on market conditions.

     In selecting securities for the Fund, the Adviser considers a security's current yield, capital appreciation potential, maturity and yield to maturity. The Adviser will monitor changing economic conditions and trends, including interest rates, and may sell securities in anticipation of an increase in interest rates or purchase securities in anticipation of a decline in interest rates.


Risks

     All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. The primary factors that may reduce the Fund's returns include:

     o Interest Rate Risks. Prices of fixed income securities generally fall when interest rates rise.

     o Credit Risks. There is a possibility that issuers of securities in which the Fund may invest may default in the payment of interest or principal on the securities when due, which would cause the Fund to lose money.

     o Call Risks. Issuers of securities may redeem the securities prior to maturity at a price below their current market value.

     o Prepayment Risks. When homeowners prepay their mortgages in response to lower interest rates, the Fund will be required to reinvest the proceeds at the lower interest rates available. Also, when interest rates fall, the price of mortgage backed securities may not rise to as great an extent as that of other fixed income securities.

     o Risks Associated with Non-Investment Grade Securities. Securities rated below investment grade, also known as junk bonds, generally entail greater interest rate and credit risks than investment grade securities.



Risk/Return Bar Chart and Table


     The total returns shown above are for the Institutional Class Shares, which is another class of shares offered by the Accounting Survivor (ARK Short-Term Bond Portfolio). The Institutional Class Shares are not offered in this prospectus for the Fund's Class A, Class B and Class C Shares. The total returns for the Accounting Survivor's Institutional Class Shares are disclosed here because Class A Shares have not yet been publicly offered. These total returns would be substantially similar to the annual returns for the Class A Shares over the same period and would differ only to the extent that the two classes do not have the same expenses. It is anticipated that expenses of Class A Shares will exceed those of the Accounting Survivor's Institutional Class Shares.

     The bar chart  shows the  variability  of the  Accounting  Survivor's  (ARK
Short-Term Bond Portfolio) Institutional Class Shares total returns on a calendar year-end basis. The Accounting Survivor's Institutional Class Shares total return for the three-month period from January 1, 2003 to March 31, 2003 was 0.78%. Within the periods shown in the chart, the Accounting Survivor's Institutional Class Shares highest quarterly return was 2.67% (quarter ended September 30, 1998). Its lowest quarterly return was (0.88)% (quarter ended March 31, 2002).



Average Annual Total Return Table

     The following table represents the Accounting Survivor's Institutional Class Shares Average Annual Total Returns for the calendar periods ended December 31, 2002. Return Before Taxes is shown. In addition, Return After Taxes is shown for the Accounting Survivor's Institutional Class Shares to illustrate the effect of federal taxes on Fund returns. Actual after-tax returns depend on each investor's personal tax situation, and are likely to differ from those shown. The table also shows returns for the Lehman Brothers 1-3 Year Government Bond Index (LB1-3GB), a broad-based market index, and the Lipper Short Investment Grade Debt Funds Objective. The LB1-3GB is a widely recognized index of U.S. government obligations with maturities between one and three years. The Lipper Short Investment Grade Debt Funds Objective is a composite of mutual funds, designated by Lipper, Inc., with goals similar to the Fund's goals. Total returns for the index shown do not reflect sales charges, expenses or other fees that the SEC requires to be reflected in the Fund's performance. The index and average are unmanaged and it is not possible to invest directly in an index or average.

(For the periods ended December 31, 2002)

Accounting Survivor-Institutional Class         1 Year    5 Years      Start of
Shares                                                              Performance1
--------------------------------------------------------------------------------
                                          --------------------------------------
Return Before Taxes                             4.30%      5.12%         5.20%
--------------------------------------------------------------------------------
------------------------------------------
Return After Taxes on Distributions2            2.82%      3.10%         3.12%
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Return After Taxes on Distributions and Sale    2.62%      3.09%         3.11%
of Fund Shares2
--------------------------------------------------------------------------------
LB1-3GB                                         6.01%      6.51%         6.50%
--------------------------------------------------------------------------------
Lipper Short Investment Grade Debt              3.76%      5.45%         5.78%
Funds Objective
--------------------------------------------------------------------------------

     1  The  Accounting  Survivor's   Institutional  Class  Shares  start  of
performance date was April 1, 1996. Performance presented prior to March 30, 1998 reflects the performance of the Marketvest Short-Term Bond Fund Shares, which were offered beginning April 1, 1996. The assets of the Marketvest fund were reorganized into the Accounting Survivor in 1998 following the acquisition by Allfirst Financial Inc. of Dauphin Deposit Corporation.


     2 After-tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. Return After Taxes on Distributions assumes a continued investment in the Fund and shows the effect of taxes on Fund distributions. Return After Taxes on Distributions and Sale of Fund Shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after-tax returns do not reflect the effect of any applicable state and local taxes. After-tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(k) plans.

     Past performance is no guarantee of future results. This information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential returns.

vision maryland municipal bond fund

Goal

     Current income exempt from federal regular income tax and Maryland state and local income taxes.

Strategy

     The Fund seeks its investment goal by investing primarily in municipal securities that generate income that is exempt from federal regular income tax and Maryland state and local income taxes. The principal issuers of these securities are state and local governments and agencies located in Maryland, as well as the District of Columbia, Puerto Rico, and other U.S. territories and possessions. Under normal market conditions, the Fund's assets will be invested so that at least 80% of its income distributed will not be subject to federal regular income tax and Maryland state income tax. However, the income from these securities may be subject to federal alternative minimum tax. The Fund is non-diversified, which means it can invest a larger percentage of assets in a small number of issuers. The Fund normally invests in investment grade debt securities with long and intermediate maturities, and the Fund will have a dollar-weighted average maturity of seven to twelve years. However, the Fund has no maturity restrictions on individual issues, and the dollar-weighted average maturity of the Fund's investments will vary depending on market conditions.

     In selecting securities, the Fund's Adviser considers the future direction of interest rates and the shape of the yield curve, as well as credit quality and sector allocation issues. Sector allocation issues involve the relative attractiveness of rates and market opportunities in sectors such as general obligation or revenue bonds.


Risks

     All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. The primary factors that may reduce the Fund's returns include:

     o Interest Rate Risks. Prices of fixed income securities generally fall when interest rates rise.

     o Credit Risks. There is a possibility that issuers of securities in which the Fund may invest may default in the payment of interest or principal on the securities when due, which would cause the Fund to lose money.

     o Call Risks. Issuers of securities may redeem the securities prior to maturity at a price below their current market value.

     o Tax Risks. Failure of a municipal security to meet certain legal requirements may cause the interest received and distributed by the Fund to shareholders to be taxable.

     o Risks of Non-Diversification. The Fund may invest a higher percentage of its assets among fewer issuers of portfolio securities.

     o Maryland Investment Risks. The Fund will be more susceptible to any economic, business, political or other developments which generally affect securities issued by Maryland issuers.



Risk/Return Bar Chart and Table

     The bar chart shows the variability of the Accounting Survivor's (ARK Maryland Tax Free Portfolio) Class A Shares total returns on a calendar year-end basis.

     The total returns displayed for the Accounting Survivor's Class A Shares do not reflect the payment of any sales charges or recurring shareholder account fees. If these charges or fees had been included, the returns shown would have been lower.

     The Accounting Survivor's Class A Shares total return for the three-month period from January 1, 2003 to March 31, 2003 was 1.05%.

     Within the periods shown in the chart, the Accounting Survivor's Class A Shares highest quarterly return was 4.24% (quarter ended December 31, 2000). Its lowest quarterly return was (2.11)% (quarter ended June 30, 1999).



Average Annual Total Return Table

     The following table represents the Accounting Survivor's Class A and Class B Shares Average Annual Total Returns, reduced to reflect applicable sales charges, for the calendar periods ended December 31, 2002. Return Before Taxes is shown. In addition, Return After Taxes is shown for the Accounting Survivor's Class A Shares to illustrate the effect of federal taxes on Fund returns. Actual after-tax returns depend on each investor's personal tax situation, and are likely to differ from those shown. The table also shows returns for the Lehman Brothers 10 Year Municipal Bond Index (LB10MB) and the Lehman Brothers 7 Year Municipal Bond Index (LB7MB), broad-based market indexes, and the Lipper Maryland Municipal Debt Funds Objective. The LB10MB is a widely recognized index of long-term investment grade tax-exempt bonds. The index includes general obligation bonds, revenue bonds, insured bonds and prefunded bonds with maturities between eight and twelve years. The LB7MB is a widely recognized index of long-term investment grade tax-exempt bonds. The index includes general obligation bonds, revenue bonds, insured bonds and prefunded bonds with maturities between six and eight years. The Lipper Maryland Municipal Debt Funds Objective is a composite of mutual funds, designated by Lipper, Inc., with goals similar to the Fund's goals. Total returns for the indexes shown do not reflect sales charges, expenses or other fees that the SEC requires to be reflected in the Fund's performance. The indexes and average are unmanaged and it is not possible to invest directly in an index or average.

(For the periods ended December 31, 2002)

Accounting Survivor-Class A Shares              1 Year    5 Years      Start of
                                                                    Performance1
--------------------------------------------------------------------------------
                                          --------------------------------------
Return Before Taxes                             3.46%      3.89%         4.53%*
--------------------------------------------------------------------------------
------------------------------------------
Return After Taxes on Distributions2            3.46%      3.83%         4.46%*
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Return After Taxes on Distributions and Sale    3.66%      3.91%         4.45%*
of Fund Shares2
--------------------------------------------------------------------------------
Accounting Survivor-Class B Shares
--------------------------------------------------------------------------------
Return Before Taxes                             2.46%      6.33%          6.58%*
--------------------------------------------------------------------------------
LB10MB                                          10.17%     6.12%          6.46%
--------------------------------------------------------------------------------
LB7MB                                           10.35%     6.07%          6.19%
--------------------------------------------------------------------------------
Lipper Maryland Municipal Debt Funds            6.77%      4.44%          4.91%
Objective
--------------------------------------------------------------------------------

     1 The Accounting Survivor's Class A and Class B Shares start of performance date was November 18, 1996.

     2 After-tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. Return After Taxes on Distributions assumes a continued investment in the Fund and shows the effect of taxes on Fund distributions. Return After Taxes on Distributions and Sale of Fund Shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after-tax returns do not reflect the effect of any applicable state and local taxes. After-tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(k) plans. *Since November 18, 1996. Class A Shares of the Accounting Survivor were offered beginning January 2, 1997. Performance results shown before that date are for the Accounting Survivor's Institutional Class Shares and have been adjusted for the maximum sales charge and total annual operating expenses applicable to the Accounting Survivor's Class A Shares. The Accounting Survivor's Institutional Class Shares, which is not offered by this prospectus, commenced operations on November 18, 1996. The Accounting Survivor's Class A Shares annual returns would have been substantially similar to those of the Accounting Survivor's Institutional Class Shares because Shares of each class are invested in the same portfolio of securities.

     **Since November 18, 1996. Class B Shares of the Accounting Survivor were offered beginning September 1, 1999. Performance results shown before that date are for the Accounting Survivor's Institutional Class Shares and have been adjusted for the maximum CDSC and total annual operating expenses applicable to the Accounting Survivor's Class B Shares. The Accounting Survivor's Institutional Class Shares, which is not offered by this prospectus, commenced operations on November 18, 1996. The Accounting Survivor's Class B annual returns would have been substantially similar to those of the Accounting Survivor's Institutional Class Shares because Shares of each class are invested in the same portfolio of securities.

     Past performance is no guarantee of future results. This information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential returns.

vision pennsylvania municipal bond fund

Goal

     Current income exempt from federal regular income tax and Pennsylvania personal income taxes.


Strategy

     The Fund seeks its investment goal by investing primarily in municipal securities that generate income that is exempt from federal regular income tax and Pennsylvania personal income taxes. The principal issuers of these securities are state and local governments and agencies located in Pennsylvania, as well as the District of Columbia, Puerto Rico, and other U.S. territories and possessions. Under normal market conditions, the Fund's assets will be invested so that at least 80% of its income distributed will not be subject to federal regular income tax and Pennsylvania personal income tax. However, the income from these securities may be subject to federal alternative minimum tax. The Fund is non-diversified, which means it can invest a larger percentage of assets in a small number of issuers. The Fund normally invests in investment grade debt securities with long and intermediate maturities, and the Fund will have a dollar-weighted average maturity of seven to twelve years. However, the Fund has no maturity restrictions on individual issues, and the dollar-weighted average maturity of the Fund's investments will vary depending on market conditions.

     In selecting securities, the Fund's Adviser considers the future direction of interest rates and the shape of the yield curve, as well as credit quality and sector allocation issues. Sector allocation issues involve the relative attractiveness of rates and market opportunities in sectors such as general obligation or revenue bonds.


Risks

     All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. The primary factors that may reduce the Fund's returns include:

     o Interest Rate Risks. Prices of fixed income securities generally fall when interest rates rise.

     o Credit Risks. There is a possibility that issuers of securities in which the Fund may invest may default in the payment of interest or principal on the securities when due, which would cause the Fund to lose money.

     o Call Risks. Issuers of securities may redeem the securities prior to maturity at a price below their current market value.

     o Tax Risks. Failure of a municipal security to meet certain legal requirements may cause the interest received and distributed by the Fund to shareholders to be taxable.

     o Risks of Non-Diversification. The Fund may invest a higher percentage of its assets among fewer issuers of portfolio securities.

     o Pennsylvania Investment Risks. The Fund will be more susceptible to any economic, business, political or other developments which generally affect securities issued by Pennsylvania issuers.



Risk/Return Bar Chart and Table

     The bar chart shows the variability of the Accounting Survivor's (ARK Pennsylvania Tax Free Portfolio) Class A Shares total returns on a calendar year-end basis.

     The total returns displayed for the Accounting Survivor's Class A Shares do not reflect the payment of any sales charges or recurring shareholder account fees. If these charges or fees had been included, the returns shown would have been lower.

     The Accounting Survivor's Class A Shares total return for the three-month period from January 1, 2003 to March 31, 2003 was 1.22%.

     Within the periods shown in the chart, the Accounting Survivor's Class A Shares highest quarterly return was 4.13% (quarter ended September 30, 2002). Its lowest quarterly return was (2.58)% (quarter ended June 30, 1999).


Average Annual Total Return Table

     The following table represents the Accounting Survivor's Class A and Class B Shares Average Annual Total Returns, reduced to reflect applicable sales charges, for the calendar periods ended December 31, 2002. Return Before Taxes is shown. In addition, Return After Taxes is shown for the Accounting Survivor's Class A Shares to illustrate the effect of federal taxes on Fund returns. Actual after-tax returns depend on each investor's personal tax situation, and are likely to differ from those shown. The table also shows returns for the Lehman Brothers 10 Year Municipal Bond Index (LB10MB) and the Lehman Brothers 7 Year Municipal Bond Index (LB7MB), broad-based market indexes, and the Lipper Pennsylvania Municipal Debt Funds Objective. The LB10MB is a widely recognized index of long-term investment grade tax-exempt bonds. The index includes general obligation bonds, revenue bonds, insured bonds and prefunded bonds with maturities between eight and twelve years. The LB7MB is a widely recognized index of long-term investment grade tax-exempt bonds. The index includes general obligation bonds, revenue bonds, insured bonds and prefunded bonds with maturities between six and eight years. The Lipper Pennsylvania Municipal Debt Funds Objective is a composite of mutual funds, designated by Lipper, Inc., with goals similar to the Fund's goals. Total returns for the indexes shown do not reflect sales charges, expenses or other fees that the SEC requires to be reflected in the Fund's performance. The indexes and average are unmanaged and it is not possible to invest directly in an index or average.

(For the periods ended December 31, 2002)

Accounting Survivor-Class A Shares              1 Year    5 Years      Start of
                                                                    Performance1
--------------------------------------------------------------------------------
                                          --------------------------------------
Return Before Taxes                             3.99%      3.73%         4.22%*
--------------------------------------------------------------------------------
------------------------------------------
Return After Taxes on Distributions2            3.99%      3.68%         4.17%*
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Return After Taxes on Distributions and Sale    3.96%      3.75%         4.16%*
of Fund Shares2
--------------------------------------------------------------------------------
Accounting Survivor-Class B Shares
--------------------------------------------------------------------------------
Return Before Taxes                             3.14%      5.62%         5.65%**
--------------------------------------------------------------------------------
LB10MB                                          10.17%     6.12%         6.68%
--------------------------------------------------------------------------------
LB7MB                                           10.35%     6.07%         6.34%
--------------------------------------------------------------------------------
Lipper Pennsylvania Municipal Debt              7.06%      4.48%          5.23%
Funds Objective
--------------------------------------------------------------------------------

     1 The Accounting Survivor's Class A and Class B Shares start of performance date was April 1, 1996. Performance presented prior to March 30, 1998 reflects the performance of the Marketvest Equity Fund Shares, which were offered beginning April 1, 1996. The assets of the Marketvest fund were reorganized into the Accounting Survivor in 1998 following the acquisition by Allfirst Financial Inc. of Dauphin Deposit Corporation.

     2 After-tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. Return After Taxes on Distributions assumes a continued investment in the Fund and shows the effect of taxes on Fund distributions. Return After Taxes on Distributions and Sale of Fund Shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after-tax returns do not reflect the effect of any applicable state and local taxes. After-tax returns for Class B Shares will differ from those shown above for Class A Shares. After-tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(k) plans.

     * Since April 1, 1996. Class A Shares of the Accounting Survivor were offered beginning March 23, 1998. Performance results shown before that date are for the Accounting Survivor's Institutional Class Shares and have been adjusted for the maximum sales charge and total annual operating expenses applicable to the Accounting Survivor's Class A Shares. The Accounting Survivor's Institutional Class Shares, which is not offered by this prospectus, commenced operations on March 23, 1998. Performance results before that date are for the Marketvest Pennsylvania Intermediate Municipal Bond Fund, which began offering its shares on April 1, 1996 and was reorganized into the Fund on March 20, 1998. The Accounting Survivor's Class A Shares annual returns would have been substantially similar to those of the Accounting Survivor's Institutional Class Shares because Shares of each class are invested in the same portfolio of securities.

     **Since April 1, 1996. Class B Shares of the Accounting Survivor were offered beginning September 1, 1999. Performance results shown before that date are for the Accounting Survivor's Institutional Class Shares and have been adjusted for the maximum CDSC and total annual operating expenses applicable to the Accounting Survivor's Class B Shares. The Accounting Survivor's Institutional Class Shares, which is not offered by this prospectus, commenced operations on March 23, 1998. Performance results before that date are for the Marketvest Pennsylvania Intermediate Municipal Bond Fund, which began offering its shares on April 1, 1996 and was reorganized into the Fund on March 20, 1998. The Accounting Survivor's Class B Shares annual returns would have been substantially similar to those of the Accounting Survivor's Institutional Class Shares because Shares of each class are invested in the same portfolio of securities.

     Past performance is no guarantee of future results. This information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential returns.

VISION NEW YORK MUNICIPAL BOND FUND
(formerly VISION New York Municipal Income Fund)

Goal

     To provide current income which is exempt from federal regular income tax and the personal income taxes imposed by the State of New York and New York municipalities and is consistent with the preservation of capital.

Strategy

     Under normal circumstances, the Fund invests its assets so that at least 80% of the income it distributes will be exempt from federal regular income tax and personal income tax imposed by the State of New York and New York municipalities. However, the income on these securities may be subject to the federal alternative minimum tax. The Fund is non-diversified, which means it can invest a larger percentage of assets in a small number of issuers. The Fund invests in investment grade municipal securities. In selecting securities, the Fund's Adviser considers the future direction of interest rates and the shape of the yield curve, as well as credit quality and sector allocation issues. Sector allocation issues involve the relative attractiveness of rates and market opportunities in sectors such as general obligation or revenue bonds.


Risks

     All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. The primary factors that may reduce the Fund's returns include:

o Interest Rate Risks. Prices of fixed income securities generally fall when interest rates rise.

o Credit Risks. There is a possibility that issuers of securities in which the Fund may invest may default in the payment of interest or principal on the securities when due, which would cause the Fund to lose money.

o Call Risks. Issuers of securities may redeem the securities prior to maturity at a price below their current market value.

o    Tax  Risks.   Failure  of  a  municipal  security  to  meet  certain  legal requirements may cause the interest received and distributed by the Fund to shareholders to be taxable.

o Risks of Non-Diversification. The Fund may invest a higher percentage of its assets among fewer issuers of portfolio securities.

o New York Investment Risks. The Fund will be more susceptible to any economic, business, political or other developments which generally affect securities issued by New York issuers.



Risk/Return Bar Chart and Table

     The bar chart shows the variability of the Fund's Class A Shares total returns on a calendar year-end basis.

     The total returns displayed for the Fund's Class A Shares do not reflect the payment of any sales charges or recurring shareholder account fees. If these charges or fees had been included, the returns shown would have been lower.

     The Fund's Class A Shares total return for the three-month period from January 1, 2003 to March 31, 2003 was 0.86%.

     Within the periods shown in the chart, the Fund's highest quarterly return was 6.57% (quarter ended March 31, 1995). Its lowest quarterly return was (4.48)% (quarter ended March 31, 1994).


Average Annual Total Return Table

     The following table represents the Fund's Class A Shares Average Annual Total Returns, reduced to reflect applicable sales charges, for the calendar periods ended December 31, 2002. Return Before Taxes is shown. In addition, Return After Taxes is shown for the Fund's Class A Shares to illustrate the effect of federal taxes on Fund returns. Actual after-tax returns depend on each investor's personal tax situation, and are likely to differ from those shown. The table also shows returns for the Lehman Brothers New York Tax-Exempt Index (LBNYTE), a broad-based market index, and the Lipper New York Municipal Debt Funds Average. The LBNYTE is a total return performance benchmark for the New York long-term, investment grade, tax-exempt bond market. Returns and attributes for this index are calculated semi-monthly using approximately 22,000 municipal bonds classified as general obligation bonds (state and local), revenue bonds (excluding insured revenue bonds), insured bonds (includes all bond insurers with Aaa/AAA ratings), and prerefunded bonds. The Lipper New York Municipal Debt Funds Objective is a composite of mutual funds, designated by Lipper, Inc., with goals similar to the Fund's goals. Total returns for the index shown do not reflect sales charges, expenses or other fees that the SEC requires to be reflected in the Fund's performance. The index and average are unmanaged and it is not possible to invest directly in an index or average.

(For the periods ended December 31, 2002)
Class A Shares                               1 Year   5 Years       Start of
                                                                  Performance1
--------------------------------------------------------------------------------
Return Before Taxes                           3.86%    4.12%         5.03%
--------------------------------------------------------------------------------
Return After Taxes on Distributions2          3.83%    4.05%         4.98%
--------------------------------------------------------------------------------
Return After Taxes on Distributions and       3.88%    4.10%         4.90%
Sale of Fund Shares2
--------------------------------------------------------------------------------
LBNYTE                                        9.67%    6.17%         2.17%
--------------------------------------------------------------------------------
Lipper New York Municipal Debt Funds Average  8.83%    4.92%         5.13%
--------------------------------------------------------------------------------
1 The Fund's Class A Shares start of performance date was September 22, 1993.

     2 After-tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. Return After Taxes on Distributions assumes a continued investment in the Fund and shows the effect of taxes on Fund distributions. Return After Taxes on Distributions and Sale of Fund Shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after-tax returns do not reflect the effect of any applicable state and local taxes. After-tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(k) plans.

     Past performance is no guarantee of future results. This information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential returns.

vision u.s. government bond fund
(formerly VISION U.S. Government Securities Fund)

     Goal
To provide current income. Capital appreciation is a secondary, non-fundamental investment consideration.


Strategy

     The Fund invests, under normal market conditions, at least 80% of the value of its net assets in a diversified portfolio consisting of debt obligations that are guaranteed as to payment of principal and interest by the U.S. government or its agencies or instrumentalities, including mortgage backed securities issued by U.S. government agencies. The Fund anticipates that most of its assets will be invested in fixed income securities having maturities greater than one year. Certain mortgage backed securities, including adjustable rate mortgage securities (ARMs) and collateralized mortgage obligations (CMOs) are included within the definition of "U.S. government securities." The Fund may invest at times to a limited extent in other types of debt obligations to enhance total return (e.g., corporate debt obligations, taxable municipal securities, asset backed securities, etc.).


Risks

     All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. The primary factors that may reduce the Fund's returns include:

     o Interest Rate Risks. Prices of fixed income securities generally fall when interest rates rise.

     o Credit Risks. There is a possibility that issuers of securities in which the Fund may invest may default in the payment of interest or principal on the securities when due, which would cause the Fund to lose money.

     o Call Risks. Issuers of securities may redeem the securities prior to maturity at a price below their current market value.

     o Prepayment Risks. When homeowners prepay their mortgages in response to lower interest rates, the Fund will be required to reinvest the proceeds at the lower interest rates available. Also, when interest rates fall, the price of mortgage backed securities may not rise to as great an extent as that of other fixed income securities.



Risk/Return Bar Chart and Table

     The bar chart shows the variability of the Fund's Class A Shares total returns on a calendar year-end basis.

     The total returns displayed for the Fund's Class A Shares do not reflect the payment of any sales charges or recurring shareholder account fees. If these charges or fees had been included, the returns shown would have been lower. The Fund's Class A Shares total return for the three-month period from January 1, 2003 to March 31, 2003 was 1.10%. Within the periods shown in the chart, the Fund's Class A Shares highest quarterly return was 6.45% (quarter ended June 30,
1995). Its lowest quarterly return was (2.81)% (quarter ended June 30, 1994).

Average Annual Total Return Table

     The following table represents the Fund's Class A Shares Average Annual Total Returns, reduced to reflect applicable sales charges, for the calendar periods ended December 31, 2002. Return Before Taxes is shown. In addition, Return After Taxes is shown for the Fund's Class A Shares to illustrate the effect of federal taxes on Fund returns. Actual after-tax returns depend on each investor's personal tax situation, and are likely to differ from those shown. The table also shows returns for the Lehman Brothers Aggregate Bond Index (LBAB) and Lehman Brothers U.S. Government Bond Index (LBUSGB), broad-based market indexes, and the Lipper U.S. Government Funds Objective. The LBAB is an index measuring both the capital price changes and income provided by the underlying universe of securities, comprised of U.S. Treasury obligations, U.S. agency obligations, foreign obligations, U.S. investment grade corporate debt and mortgage backed obligations. The LBUSGB is a market value weighted index of U.S. government and government agency securities (other than mortgage securities) with maturities of one year or more. The Lipper U.S. Government Funds Objective is a composite of mutual funds, designated by Lipper, Inc., with goals similar to the Fund's goals. The Adviser has elected to change the index from LBAB to LBUSGB because it is more representative of the securities in which the Fund invests. Total returns for the indexes shown do not reflect sales charges, expenses or other fees that the SEC requires to be reflected in the Fund's performance. The indexes and average are unmanaged and it is not possible to invest directly in an index or average.


(For the periods ended December 31, 2002)

Class A Shares                                1 Year    5 Years      Start of
                                                                   Performance1
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Return Before Taxes                            4.76%     5.85%        5.55%
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Return After Taxes on Distributions2           2.58%     3.36%        3.07%
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Return After Taxes on Distributions and        2.86%     3.40%        3.14%
Sales of Fund Shares2
---------------------------------------------
--------------------------------------------------------------------------------
LBAB                                          10.25%     7.55%        7.08%
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
LBUSGB                                        11.50%     7.26%        6.99%
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Lipper U.S. Government Funds Objective         9.84%     6.55%        5.96%
--------------------------------------------------------------------------------
1 The Fund's Class A Shares start of performance date was September 22, 1993.

     2 After-tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. Return After Taxes on Distributions assumes a continued investment in the Fund and shows the effect of taxes on Fund distributions. Return After Taxes on Distributions and Sale of Fund Shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after-tax returns do not reflect the effect of any applicable state and local taxes. After-tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(k) plans.

     Past performance is no guarantee of future results. This information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential returns.

VISION short Duration GOVERNMENT BOND FUND
(formerly VISION Institutional Limited Duration Government Fund)

Goal
To seek current income, with preservation of capital as a secondary objective.


Strategy

     The Fund normally invests substantially all, but under normal market conditions no less than 80% of the value of its net assets in a diversified portfolio of debt obligations issued or supported as to principal and interest by the U.S. government or its agencies and instrumentalities including mortgage backed securities, asset backed securities, variable and floating rate securities, and zero coupon securities, and in repurchase agreements backed by such securities. Certain mortgage backed securities, including adjustable rate mortgage securities (ARMs) and collateralized mortgage obligations (CMOs) are included within the definition of "U.S. government securities". The Fund expects to maintain a duration of less than three years under normal market conditions.


Risks

     All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. The primary factors that may reduce the Fund's returns include:

     o Interest Rate Risks. Prices of fixed income securities generally fall when interest rates rise.

     o Credit Risks. There is a possibility that issuers of securities in which the Fund may invest may default in the payment of interest or principal on the securities when due, which would cause the Fund to lose money.

     o Call Risks. Issuers of securities may redeem the securities prior to maturity at a price below their current market value.

     o Prepayment Risks. When homeowners prepay their mortgages in response to lower interest rates, the Fund will be required to reinvest the proceeds at the lower interest rates available. Also, when interest rates fall, the price of mortgage backed securities may not rise to as great an extent as that of other fixed income securities.



Risk/Return Bar Chart and Table

     The total returns shown above are for the Institutional I Shares, which is another class of shares offered by VISION Short Duration Government Bond Fund. Institutional I Shares are not offered in this prospectus for the Fund's Class A, Class B and Class C Shares. The total returns for Institutional I Shares are disclosed here because Class A Shares have not yet been publicly offered. These total returns would be substantially similar to the annual returns for Class A Shares over the same period and would differ only to the extent that the two classes do not have the same expenses. It is anticipated that expenses of Class A Shares will exceed those of the Institutional I Shares.

     The bar chart shows the variability of the Fund's Institutional I Shares total returns on a calendar year-end basis.

     The total returns displayed for the Fund's Institutional I Shares do not reflect the payment of any sales charges or recurring shareholder account fees. If these charges or fees had been included, the returns shown would have been lower.

     The Fund's Institutional I Shares total return for the three-month period from January 1, 2003 to March 31, 2003 was 0.34%.

     Within the periods shown in the chart, the Fund's Institutional I Shares highest quarterly return was 3.51% (quarter ended September 30, 2001). Its lowest quarterly return was 0.24% (quarter ended December 31, 2001).



Average Annual Total Return Table

     The following table represents the Fund's Institutional I Shares Average Annual Total Returns, reduced to reflect applicable sales charges, for the calendar periods ended December 31, 2002. Return Before Taxes is shown. In addition, Return After Taxes is shown for the Fund's Institutional I Shares to illustrate the effect of federal taxes on Fund returns. Actual after-tax returns depend on each investor's personal tax situation, and are likely to differ from those shown. The table also shows returns for the Lehman Brothers 1-3 Year Government Bond Index (LB1-3GB), a broad-based market index, and the Lipper Short U.S. Government U.S. Government Index. The LB1-3GB tracks the performance of short-term U.S. government and corporate bonds The Lipper Short U.S. Government Index is a composite of mutual funds, designated by Lipper, Inc., with goals similar to the Fund's goals. Total returns for the index and average shown do not reflect sales charges, expenses or other fees that the SEC requires to be reflected in the Fund's performance. The index and average are unmanaged and it is not possible to invest directly in an index or average.

     The information presented below, for the periods prior to January 8, 2001, is the historical information for VISION Limited Duration Government Securities Fund. The quoted performance of Short Duration Government Bond Fund includes performance of certain predecessor collective trust fund ("commingled") accounts, for the periods dating back to October 31, 1995 and prior to VISION Limited Duration Government Securities Fund's commencement of operations on July 1, 1997, as adjusted to reflect the expenses associated with the Fund. The commingled accounts were not registered with the SEC and, therefore, were not subject to investment restrictions imposed by law on registered mutual funds. If the commingled accounts had been registered, the commingled accounts' performance may have been adversely affected.

 (For the periods ended December 31, 2002)

Institutional I Shares                    1 Year     5 Years        Start of
                                                                  Performance1
----------------------------------------
--------------------------------------------------------------------------------
Return Before Taxes                        2.68%      4.97%          5.00%
----------------------------------------
--------------------------------------------------------------------------------
Return After Taxes on Distributions2       0.78%      2.70%          3.25%
----------------------------------------
--------------------------------------------------------------------------------
Return After Taxes on Distributions        1.61%      2.82%          3.14%
and Sale of Fund Shares2
----------------------------------------
--------------------------------------------------------------------------------
LB1-3GB                                    6.01%      6.51%          6.41%
--------------------------------------------------------------------------------
Lipper Short U.S. Government Index         5.29%      5.87%          5.84%
--------------------------------------------------------------------------------

     1 The Fund's Institutional I Shares start of performance date was October 31, 1995.

     2 After-tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. Return After Taxes on Distributions assumes a continued investment in the Fund and shows the effect of taxes on Fund distributions. Return After Taxes on Distributions and Sale of Fund Shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after-tax returns do not reflect the effect of any applicable state and local taxes. After-tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(k) plans. Past performance is no guarantee of future results. This information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential returns.


money market funds
--------------------------------------------------------------------------------


VISION MONEY MARKET FUND

Goal
To seek current income with liquidity and stability of principal.


Strategy

     The Fund invests at least 80% of its net assets in money market instruments comprising a diversified portfolio of high quality, short-term debt obligations issued by the U.S. government, banks and corporations.

     In selecting securities for the Fund, the Adviser considers factors such as current yield, the anticipated level of interest rates, and the maturity of the instrument relative to the maturity of the entire Fund. In addition, the Fund may purchase only securities that meet certain SEC requirements relating to maturity, diversification and credit quality. Under these requirements, the Fund's securities must have remaining maturities of 397 days or less, and the Fund must have a dollar-weighted average maturity of 90 days or less.


Risks

     All mutual funds take investment risks. Therefore, even though the Fund is a money market fund that seeks to maintain a stable net asset value, it is possible to lose money by investing in the Fund.

     o Interest Rate Risks. Prices of fixed income securities generally fall when interest rates rise.

     o Credit Risks. There is a possibility that issuers of securities in which the Fund may invest may default in the payment of interest or principal on the securities when due, which would cause the Fund to lose money.



Risk/Return Bar Chart and Table

     Historically the Fund has maintained a constant $1.00 net asset value per share. The bar chart shows the variability of the Fund's Class A Shares total returns on a calendar year-end basis.

     The Fund's Class A Shares are sold without a sales charge (load). The total returns displayed above are based upon net asset value.

     The Fund's Class A Shares total return for the three-month period from January 1, 2003 to March 31, 2003 was 0.16%.

     Within the periods shown in the chart, the Fund's Class A Shares highest quarterly return was 1.53% (quarter ended September 30, 2000). Its lowest quarterly return was 0.23% (quarter ended December 31, 2002).

Average Annual Total Return Table

     The following table represents the Fund's Class A Shares Average Annual Total Returns for the calendar periods ended December 31, 2002. The table also shows returns for iMoneyNet, Inc. First Tier Retail Average, which is a composite of money market mutual funds with investment goals similar to the Fund's goals. The average is unmanaged and it is not possible to invest directly in an average.

(For the periods ended December 31, 2002)

                                   1 Year     5 Years     10 Years
----------------------------------------------------------------------
Class A Shares                      1.14%      4.06%        4.98%
----------------------------------------------------------------------
iMoneyNet,   Inc.   First   Tier    1.15%      4.05%        4.21%
Retail Average
----------------------------------------------------------------------

     The Fund's Class A Shares 7-Day Net Yield as of December 31, 2002 was 0.75%. Investors may call the Fund at 1-800-836-2211 to learn the current 7-Day Net Yield.

     Past performance is no guarantee of future results. This information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential returns.

VISION pennsylvania Tax Free MONEY MARKET FUND

     Goal
Maximizing current income exempt from federal and Pennsylvania personal income taxes and providing liquidity and security of principal.


Strategy

     The Fund seeks its investment goal by investing in high-quality, short-term municipal money market instruments that pay interest that is exempt from federal and Pennsylvania personal income taxes. The Fund has a fundamental policy that at least 80% of its income will, under normal market conditions, be exempt from federal income tax, including the federal alternative minimum tax, and Pennsylvania personal income tax. The principal issuers of these securities may be state and local governments and agencies located in Pennsylvania, as well as the District of Columbia, Puerto Rico and other U.S. territories and possessions.

     In selecting securities for the Fund, the Adviser considers factors such as current yield, the anticipated level of interest rates, and the maturity of the instrument relative to the maturity of the entire Fund. In addition, the Fund may only purchase securities that meet certain SEC requirements relating to maturity, diversification and credit quality. Under these requirements, the Fund's securities must have remaining maturities of 397 days or less, and the Fund must have a dollar-weighted average maturity of 90 days or less.


Risks

     All mutual funds take investment risks. Therefore, even though the Fund is a money market fund that seeks to maintain a stable net asset value, it is possible to lose money by investing in the Fund.

     o Interest Rate Risks. Prices of fixed income securities generally fall when interest rates rise.

     o Credit Risks. There is a possibility that issuers of securities in which the Fund may invest may default in the payment of interest or principal on the securities when due, which would cause the Fund to lose money.

     o Tax Risks. Failure of a municipal security to meet certain legal requirements may cause the interest received and distributed by the Fund to shareholders to be taxable.

     o Pennsylvania Investment Risks. The Fund will be more susceptible to any economic, business, political or other developments which generally affect securities issued by Pennsylvania issuers.



Risk/Return Bar Chart and Table

     The total returns shown above are for the Institutional Class Shares, which is another class of shares offered by the Accounting Survivor (ARK Pennsylvania Tax-Free Money Market Portfolio). The Institutional Class Shares are not offered in this prospectus for the Fund's Class A, Class B and Class C Shares. The total returns for the Accounting Survivor's Institutional Class Shares are disclosed here because Class A Shares have not yet been publicly offered. These total returns would be substantially similar to the annual returns for the Class A Shares over the same period and would differ only to the extent that the two classes do not have the same expenses. It is anticipated that expenses of Class A Shares will exceed those of the Accounting Survivor's Institutional Class Shares.

     Historically, the Accounting Survivor has maintained a constant $1.00 net asset value per share. The bar chart shows the variability of the Accounting Survivor's Institutional Class Shares total return on a calendar year-end basis.

     The Accounting Survivor's Institutional Class Shares are sold without a sales charge (load). The total return displayed above is based upon net asset value.

     The Accounting Survivor's Institutional Class Shares total return for the three-month period from January 1, 2003 to March 31, 2003 was 0.15%. Within the period shown in the chart, the Accounting Survivor's Institutional Class Shares highest quarterly return was 0.28% (quarter ended June 30, 2002). Its lowest quarterly return was 0.23% (quarter ended December 31, 2002).


Average Annual Total Return Table

     The following table represents the Accounting Survivor's Institutional Class Shares Average Annual Total Returns for the calendar periods ended December 31, 2002. The table also shows returns for iMoneyNet, Inc. Tax Free State Specific Institutional Average, which is a composite of money market mutual funds with investment goals similar to the Fund's goals. The average is unmanaged and it is not possible to invest directly in an average.

(For the periods ended December 31, 2002)

 Accounting Survivor-Institutional Class         1 Year         Start of
 Shares                                                       Performance1
 ------------------------------------------------------------------------------
 Return Before Taxes                              0.99%           1.32%
 ------------------------------------------------------------------------------
 iMoneyNet, Inc. Tax Free State Specific          0.90%           1.50%
 Institutional Average
 ------------------------------------------------------------------------------

     1 The Accounting Survivor's Institutional Class Shares start of performance date was May 1, 2001.

     The Accounting Survivor's Institutional Class Shares 7-Day Net Yield as of December 31, 2002 was 0.95%.

     Past performance is no guarantee of future results. This information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential returns.

VISION NEW YORK TAX FREE MONEY MARKET FUND

Goal

     To seek a high level of current interest income that is exempt from federal regular income tax as is consistent with liquidity and relative stability of principal.


Strategy

     The Fund invests at least 80% of its net assets in a diversified portfolio of tax-exempt money market obligations. The Fund maintains a fundamental investment policy that at least 80% of its income will, under normal market conditions, be exempt from federal regular income tax, federal alternative minimum tax and New York State income tax. Such income should also be exempt from New York City income taxes.

     In selecting securities for the Fund, the Adviser considers factors such as current yield, the anticipated level of interest rates, and the maturity of the instrument relative to the maturity of the entire Fund. In addition, the Fund may purchase only securities that meet certain SEC requirements relating to maturity, diversification and credit quality. Under these requirements, the Fund's securities must have remaining maturities of 397 days or less, and the Fund must have a dollar-weighted average maturity of 90 days or less.


Risks

     All mutual funds take investment risks. Therefore, even though the Fund is a money market fund that seeks to maintain a stable net asset value, it is possible to lose money by investing in the Fund.

     o Interest Rate Risks. Prices of fixed income securities generally fall when interest rates rise.

     o Credit Risks. There is a possibility that issuers of securities in which the Fund may invest may default in the payment of interest or principal on the securities when due, which would cause the Fund to lose money.

     o Tax Risks. Failure of a municipal security to meet certain legal requirements may cause the interest received and distributed by the Fund to shareholders to be taxable.

     o New York Investment Risks. The Fund will be more susceptible to any economic, business, political or other developments which generally affect securities issued by New York issuers.



Risk/Return Bar Chart and Table

     Historically the Fund has maintained a constant $1.00 net asset value per share. The bar chart shows the variability of the Fund's Class A Shares total returns on a calendar year-end basis.

     The Fund's Class A Shares are sold without a sales charge (load). The total returns displayed above are based upon net asset value.

     The Fund's Class A Shares total return for the three-month period from January 1, 2003 to March 31, 2003 was 0.16%.

     Within the periods shown in the chart, the Fund's Class A Shares highest quarterly return was 0.95% (quarter ended June 30, 2000). Its lowest quarterly return was 0.22% (quarter ended September 30, 2002).



Average Annual Total Return Table

     The following table represents the Fund's Class A Shares Average Annual Total Returns for the calendar periods ended December 31, 2002. The table also shows returns for iMoneyNet, Inc. Tax Free State Specific Retail Average, which is a composite of money market mutual funds with investment goals similar to the Fund's goals. The average is unmanaged and it is not possible to invest directly in an average.

(For the periods ended December 31, 2002)

                                               1 Year      5 Years      10 Years
--------------------------------------------------------------------------------
Class A Shares                                 0.98%        2.50%         2.61%
--------------------------------------------------------------------------------
iMoneyNet,  Inc.  Tax Free State  Specific     0.87%        2.42%         2.57%
Retail Average
--------------------------------------------------------------------------------
The Fund's 7-Day Net Yield as of December 31, 2002 was 0.95%.

     Investors may call the Fund at 1-800-836-2211 to learn the current 7-Day Net Yield.

     Past performance is no guarantee of future results. This information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential returns.


VISION Tax free MONEY MARKET FUND

Goal

     Maximizing current income exempt from federal income tax and providing liquidity and stability of principal.


Strategy

     The Fund seeks its investment goal by investing in high-quality, short-term municipal money market instruments that pay interest that is exempt from federal income tax. The issuers of these securities may be state and local governments and agencies located in any of the 50 states, the District of Columbia, Puerto Rico, and other U.S. territories and possessions. The Fund is well diversified among issuers and comprised only of short-term debt securities that are rated in the two highest categories by nationally recognized statistical rating organizations or determined by the Adviser to be of equal credit quality. The Fund maintains a fundamental policy that at least 80% of its income will, under normal market conditions, be exempt from federal income tax, including the federal alternative minimum tax (AMT). The Fund attempts to invest 100% of its assets in securities exempt from federal income tax (not including the AMT).

     In selecting securities for the Fund, the Adviser considers factors such as current yield, the anticipated level of interest rates, and the maturity of the instrument relative to the maturity of the entire Fund. In addition, the Fund may only purchase securities that meet certain SEC requirements relating to maturity, diversification and credit quality. Under these requirements, the Fund's securities must have remaining maturities of 397 days or less, and the Fund must have a dollar-weighted average maturity of 90 days or less.


Risks

     All mutual funds take investment risks. Therefore, even though the Fund is a money market fund that seeks to maintain a stable net asset value, it is possible to lose money by investing in the Fund.

     o Interest Rate Risks. Prices of fixed income securities generally fall when interest rates rise.

     o Credit Risks. There is a possibility that issuers of securities in which the Fund may invest may default in the payment of interest or principal on the securities when due, which would cause the Fund to lose money.

     o Tax Risks. Failure of a municipal security to meet certain legal requirements may cause the interest received and distributed by the Fund to shareholders to be taxable.



Risk/Return Bar Chart and Table

     The bar chart shows the variability of the Accounting Survivor's (ARK Tax-Free Money Market Portfolio) Class A Shares total returns on a calendar year basis.

     Historically the Accounting Survivor has maintained a constant $1.00 net asset value per share. The bar chart shows the variability of the Accounting Survivor's Class A Shares total returns on a calendar year-end basis. The Accounting Survivor's Class A Shares are sold without a sales charge (load). The total returns displayed above are based upon net asset value. The Accounting Survivor's Class A Shares total return for the three-month period from January 1, 2003 to March 31, 2003 was 0.13%.

     Within the periods shown in the chart, the Accounting Survivor's Class A Shares highest quarterly return was 0.94% (quarter ended December 31, 2000). Its lowest quarterly return was 0.21% (quarter ended September 30, 2002).



Average Annual Total Return Table

     The following table represents the Accounting Survivor's Class A Shares Average Annual Total Returns for the calendar periods ended December 31, 2002. The table also shows returns for iMoneyNet, Inc. Tax Free Retail Average, which is a composite of money market mutual funds with investment goals similar to the Fund's goals. The average is unmanaged and it is not possible to invest directly in an average.

(For the calendar periods ended December 31, 2002)

Accounting Survivor-Class A Shares          1Year       5 Years        Start of
                                                                    Performance1
--------------------------------------------------------------------------------
Return Before Taxes                         0.88%        2.45%          2.71%
--------------------------------------------------------------------------------
iMoneyNet, Inc. Tax Free Retail             0.87%        2.42%          2.57%
Average
--------------------------------------------------------------------------------

     1 The Accounting Survivor's Class A Shares start of performance was March 15, 1994. The Accounting Survivor's Class A Shares 7-Day Net Yield as of December 31, 2002 was 0.91%.

     Past performance is no guarantee of future results. This information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential returns.

VISION U.S. Government MONEY MARKET FUND

Goal
To seek current income and provide liquidity and security of principal.


     Strategy The Fund seeks its investment goal by investing in obligations issued by the U.S. government and its agencies and instrumentalities and repurchase agreements. Under normal circumstances, the Fund invests at least 80% of its net assets in U.S. government securities and repurchase agreements backed by such instruments.

     In selecting securities for the Fund, the Adviser considers factors such as current yield, the anticipated level of interest rates, and the maturity of the instrument relative to the maturity of the entire Fund. In addition, the Fund may purchase only securities that meet certain SEC requirements relating to maturity, diversification and credit quality. Under these requirements, the Fund's securities must have remaining maturities of 397 days or less, and the Fund must have a dollar-weighted average maturity of 90 days or less.


     Risks
All mutual funds take investment risks. Therefore, even though the Fund is a money market fund that seeks to maintain a stable net asset value, it is possible to lose money by investing in the Fund.

     o Interest Rate Risks. Prices of fixed income securities generally fall when interest rates rise.



Risk/Return Bar Chart and Table

     Historically the Accounting Survivor has maintained a constant $1.00 net asset value per share. The bar chart shows the variability of the Accounting Survivor's (ARK U.S. Government Money Market Portfolio) Class A Shares total returns on a calendar year-end basis.

     The  Accounting  Survivor's  Class A Shares are sold without a sales charge
(load). The total returns displayed above are based upon net asset value.

     The Accounting Survivor's Class A Shares total return for the three-month period from January 1, 2003 to March 31, 2003 was 0.18%. Within the periods shown in the chart, the Accounting Survivor's Class A Shares highest quarterly return was 1.52% (quarter ended December 31, 2000. Its lowest quarterly return was 0.25% (quarter ended December 31, 2002).


Average Annual Total Return Table

     The following table represents the Accounting Survivor's Class A Shares Average Annual Total Returns for the calendar periods ended December 31, 2002. The table also shows returns for iMoneyNet, Inc. Government Retail Average, which is a composite of money market mutual funds with investment goals similar to the Fund's goals. The average is unmanaged and it is not possible to invest directly in an average.

(For the calendar periods ended December 31, 2002)

Accounting Survivor-Class A Shares       1Year     5 Years         Start of
                                                                 Performance1
--------------------------------------------------------------------------------
Return Before Taxes                      1.27%       4.04%           4.15%
--------------------------------------------------------------------------------
iMoneyNet, Inc. Government Retail        1.16%       4.01%           4.15%
Average
--------------------------------------------------------------------------------

     1 The Accounting Survivor's Class A Shares Start of Performance date was July 7, 1997. The Accounting Survivor's Class A Shares 7-Day Net Yield as of December 31, 2002 was 0.81%.

     Past performance is no guarantee of future results. This information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential returns.


VISION U.S. TREASURY MONEY MARKET FUND
(formerly VISION Treasury Money Market Fund)

Goal
To seek current income with liquidity and stability of principal.


Strategy

     The Fund invests at least 80% of the value of its net assets in a diversified portfolio of direct obligations of the U.S. Treasury, such as
Treasury  bills  and  notes,   and  repurchase   agreements   secured  by  these
obligations.

     In selecting securities for the Fund, the Adviser considers factors such as current yield, the anticipated level of interest rates, and the maturity of the instrument relative to the maturity of the entire Fund. In addition, the Fund may purchase only securities that meet certain SEC requirements relating to maturity, diversification and credit quality. Under these requirements, the Fund's securities must have remaining maturities of 397 days or less, and the Fund must have a dollar-weighted average maturity of 90 days or less.


Risks

     All mutual funds take investment risks. Therefore, even though the Fund is a money market fund that seeks to maintain a stable net asset value, it is possible to lose money by investing in the Fund.

     o Interest Rate Risks. Prices of fixed income securities generally fall when interest rates rise.


Risk/Return Bar Chart and Table

     Historically the Fund has maintained a constant $1.00 net asset value per share. The bar chart shows the variability of the Fund's Class A Shares total returns on a calendar year-end basis.

     The Fund's Class A Shares are sold without a sales charge (load). The Fund's Class A Shares total return for the three-month period from January 1, 2003 to March 31, 2003 was 0.17%.

     Within the periods shown in the chart, the Fund's Class A Shares highest quarterly return was 1.47% (quarter ended December 31, 2000). Its lowest quarterly return was 0.23% ( quarter ended December 31, 2002).

Average Annual Total Return Table

     The following table represents the Fund's Class A Shares Average Annual Total Returns for the calendar periods ended December 31, 2002. The table also shows returns for iMoneyNet, Inc. Treasury Retail Average, which is a composite of money market mutual funds with investment goals similar to the Fund's goals. The average is unmanaged and it is not possible to invest directly in an average.

(For the calendar periods ended December 31, 2002)
                                   1 Year 5 Years  10 Years
------------------------------------------------------------------------
Class A Shares                     1.13%  3.90%    4.13%
------------------------------------------------------------------------
iMoneyNet,  Inc.  Treasury  Retail 1.16%  4.01%    4.15%
Average
------------------------------------------------------------------------

     The Fund's Class A Shares 7-Day Net Yield as of December 31, 2002 was 0.78%. Investors may call the Fund at 1-800-836-2211 to learn the current 7-Day Net Yield.

     Past performance is no guarantee of future results. This information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential returns.

WHAT ARE THE FUNDS' FEES AND EXPENSES?

VISION Group of Funds
Fees and Expenses

     This table describes the fees and expenses that you may pay if you buy and hold Class A Shares, Class B Shares and Class C Shares of the Funds.



                                   International    Small Cap       Mid Cap       Large Cap
                                    Equity Fund    Stock Fund     Stock Fund     Growth Fund
Shareholder Fees                   Class   Class  Class   Class  Class   Class  Class  Class
                                     A       B      A       B      A       B      A      B
Fees Paid Directly From Your
Investment
Maximum Sales Charge (Load)        5.50%    None  5.50%   None   5.50%   None   5.50%   None
Imposed on Purchases (as a
percentage of offering price)
Maximum Deferred Sales Charge       None   5.00%   None   5.00%   None   5.00%   None  5.00%
(Load) (as a percentage of
original purchase price or
redemption proceeds, as
applicable)
Maximum Sales Charge (Load)         None    None   None   None    None   None    None   None
Imposed on Reinvested Dividends
(and other Distributions) (as a
percentage of offering price).
Redemption Fee (as a percentage     None    None   None   None    None   None    None   None
of amount redeemed, if applicable)
Exchange Fee                        None    None   None   None    None   None    None   None

Annual Fund Operating Expenses
(Before Waivers)1
Expenses That are Deducted From
Fund Assets (as a percentage of
average net assets)
Management Fee                     1.00%   1.00%  0.85%   0.85%  0.85%   0.85%  0.85%2 0.85%2

Distribution (12b-1) Fee3          0.25%   0.75%  0.25%   0.75%  0.25%3  0.75%  0.25%3 0.75%
Shareholder Services Fee4          0.25%   0.25%  0.25%   0.25%  0.25%   0.25%  0.25%  0.25%
Other Expenses                     0.27%   0.27%  0.22%   0.22%  0.29%   0.29%  0.51%  0.51%
Total Annual Fund Operating        1.77%   2.27%  1.57%   2.07%  1.64%   2.14%  1.86%  2.36%
Expenses
1   Although not contractually obligated to do so, the adviser, distributor and shareholder services provider expect to waive certain amounts. These are shown below along with the net expenses the Funds expect to actually pay for the fiscal year ending April 30, 2004.
Total Waiver of Fund Expenses              0.00%  0.25%   0.00%  0.39%   0.00%  0.55%  0.16%
                                   0.21%
Total Actual Annual Operating
  Expenses (After                  1.56%   2.27%  1.32%   2.07%  1.25%   2.14%  1.31%  2.20%
Waivers)
2   The adviser expects to voluntarily waive a portion of the management fee. The adviser can terminate this anticipated voluntary waiver at any time. The management fee paid by the Large Cap Growth Fund (after the anticipated voluntary waiver) is expected to be 0.69%
  for the fiscal year ending April 30, 2004.
3   A portion of the distribution (12b-1) fee for Mid Cap Stock Fund and Large Cap Growth
  Funds' Class A Shares is expected to be voluntarily waived.  This anticipated voluntary waiver can be terminated at any time.  The distribution (12b-1) fee expected to be paid by the Funds (after the anticipated voluntary waiver) is expected to be 0.11% and 0.11%, respectively, for the fiscal year ending April 30, 2004.
4   The shareholder services fee for the Funds' Class A Shares is expected to be voluntarily waived.  This anticipated voluntary  waiver can be terminated at any time. The shareholder services fee paid by the Funds (after the anticipated voluntary waiver) is expected to be
  0.04%, 0.00%, 0.00% and 0.00%, respectively, for the fiscal year ending April 30, 2004.

                                     LARGE CAP       MANAGED        MANAGED        MANAGED
                                     vALUE fUND    aLLOCATION     ALLOCATION     ALLOCATION
                                                      fUND           FUND           FUND
                                                   AGGRESSIVE      MODERATE     CONSERVATIVE
                                                     GROWTH         GROWTH         GROWTH

Shareholder Fees                   Class   Class  Class   Class  Class   Class  Class  Class
                                     A       B      A       B      A       B      A      B
Fees Paid Directly From Your
Investment
Maximum Sales Charge (Load)        5.50%    None  5.00%   None   4.50%   None   4.00%   None
Imposed on Purchases (as a
percentage of offering price)
Maximum Deferred Sales Charge       None   5.00%   None   5.00%   None   5.00%   None  5.00%
(Load) (as a percentage of
original purchase price or
redemption proceeds, as
applicable)
Maximum Sales Charge (Load)         None    None   None   None    None   None    None   None
Imposed on Reinvested Dividends
(and other Distributions) (as a
percentage of offering price).
Redemption Fee (as a percentage     None    None   None   None    None   None    None   None
of amount redeemed, if applicable)
Exchange Fee                        None    None   None   None    None   None    None   None

Annual Fund Operating Expenses
(Before Waivers and
Reimbursements)1
Expenses That are Deducted From
Fund Assets (as a percentage of
average net assets)
Management Fee2                    0.70%   0.70%  0.25%2  0.25%2 0.25%2  0.25%2 0.25%2 0.25%2

Distribution (12b-1) Fee3          0.25%   0.75%  0.25%   0.75%3 0.25%   0.75%3 0.25%  0.75%3
Shareholder Services Fee4          0.25%   0.25%  0.25%          0.25%   0.25%  0.25%  0.25%4
                                                          0.25%4
Other Expenses                     0.35%   0.35%  1.43%5  1.43%5 0.88%   0.88%  1.44%5 1.44%5
Total Annual Fund Operating        1.55%   2.05%  2.18%   2.68%  1.63%   2.13%  2.19%  2.69%
Expenses
1   Although not contractually obligated to do so, the adviser, distributor and shareholder services provider expect to waive certain amounts. These are shown below along with the net expenses the Funds expect to actually pay for the fiscal year ending April 30, 2004.
Total Waiver of Fund Expenses      0.39%   0.00%  1.18%   0.68%  0.63%   0.13%  1.19%  0.69%
Total Actual Annual Operating
  Expenses (After Waivers and      1.16%    2.05% 1.00%   2.00%  1.00%   2.00%  1.00%  2.00%
  Reimbursements)

     2 The adviser expects to voluntarily waived a portion of the management fee. The adviser can terminate this anticipated voluntary waiver at any time. The management fee paid by the Managed Allocation Fund Aggressive Growth, Managed Allocation Fund Moderate Growth and the Managed Allocation Conservative Growth (after the anticipated voluntary waiver) is expected to be 0.00%, 0.00% and 0.00%, respectively, for the fiscal year ending April 30, 2004.

     3 A portion of the distribution (12b-1) fee for the Funds Class A Shares is expected to be voluntarily waived. This anticipated voluntary waiver can be terminated at any time. The distribution (12b-1) fee expected to be paid by the Funds (after the anticipated voluntary waiver) is expected to be 0.11%, 0.00%, 0.12% and 0.00%, respectively, for the fiscal year ending April 30, 2004. A portion of the distribution (12b-1) fee for the Managed Allocation Fund Aggressive Growth, Managed Allocation Fund Moderate Growth and the Managed Allocation Conservative Growth Class B Shares is expected to be voluntarily waived. This anticipated voluntary waiver can be terminated at any time. The distribution (12b-1) fee expected to be paid by the Funds (after the anticipated voluntary waiver) is expected to be 0.56%, 0.57%, and 0.62% for the fiscal year ending April 30, 2004.

     4 The shareholder services fee for the Funds' Class A Shares is expected to be voluntarily waived. This anticipated voluntary waiver can be terminated at any time. The shareholder services fee paid by the Funds (after the anticipated voluntary waiver) is expected to be 0.00%, 0.00%, 0.00% and 0.00%, respectively, for the fiscal year ending April 30, 2004. The shareholder services fee for
Managed Allocation Fund Aggressive Growth and Managed Allocation Fund Conservative Growth Class B Shares is expected to be voluntarily waived. This anticipated voluntary waiver can be terminated at any time. The shareholder services fee paid by the Funds (after the anticipated voluntary waiver) is expected to be 0.00% and 0.00%, respectively, for the fiscal year ending April 30, 2004.

     5 The adviser expects to voluntarily reimburse a portion of other expenses for Managed Allocation Fund Aggressive Growth and Managed Allocation Fund Conservative Growth. The adviser can terminate this anticipated voluntary reimbursement at any time. The Other Expenses expected to be paid by the Funds is expected to be 1.00% and 1.00%, respectively, for the fiscal year ending April 30, 2004.



                                     Large Cap    Equity Index      Equity        Mid Cap
                                     Stock Fund       Fund        Income Fund   Growth Fund
Shareholder Fees                   Class   Class  Class   Class  Class   Class Class A Class
                                     A       B      A       B      A       B             B
Fees Paid Directly From Your
Investment
Maximum Sales Charge (Load)        5.50%    None  5.50%   None   5.50%   None   5.50%   None
Imposed on Purchases (as a
percentage of offering price)
Maximum Deferred Sales Charge       None   5.00%   None   5.00%   None   5.00%  None   5.00%
(Load) (as a percentage of
original purchase price or
redemption proceeds, as
applicable)
Maximum Sales Charge (Load)         None    None   None   None    None   None   None    None
Imposed on Reinvested Dividends
(and other Distributions) (as a
percentage of offering price).
Redemption Fee (as a percentage     None    None   None   None    None   None   None    None
of amount redeemed, if applicable)
Exchange Fee                        None    None   None   None    None   None   None    None

Annual Fund Operating Expenses
(Before Waivers)1
Expenses That are Deducted From
Fund Assets (as a percentage of
average net assets)
Management Fee2                    0.85%   0.85%  0.20%2  0.20%2 0.70%   0.70% 0.85%2  0.85%2

Distribution (12b-1) Fee3          0.25%3  0.75%  0.25%   0.75%  0.25%3  0.75% 0.25%3  0.75%
Shareholder Services Fee4          0.25%4  0.25%  0.25%4         0.25%4  0.25% 0.25%4  0.25%4
                                                          0.25%
Other Expenses                     0.19%   0.19%  0.25%   0.25%  0.28%   0.28%  0.31%  0.31%
Total Annual Fund Operating        1.54%   2.04%  0.95%   1.45%  1.48%   1.98%  1.66%  2.16%
Expenses
1   Although not contractually obligated to do so, the adviser, distributor and shareholder services provider expect to waive certain amounts. These are shown below along with the net expenses the Funds expect to actually pay for the fiscal year ending April 30, 2004.
Total Waiver of Fund Expenses      0.27%   0.00%  0.37%   0.15%  0.30%   0.00% 0.37%   0.05%
Total Actual Annual Operating
  Expenses (After Waivers)         1.27%    2.04% 0.58%   1.30%  1.18%   1.98% 1.29%   2.11%

     2 The adviser expects to voluntarily waived a portion of the management fee. The adviser can terminate this anticipated voluntary waiver at any time. The management fee paid by Equity Index Fund and Mid Cap Growth Fund (after the anticipated voluntary waiver) is expected to be 0.05% and 0.80%, respectively, for the fiscal year ending April 30, 2004.

     3 A portion of the distribution (12b-1) fee of Large Cap Stock Fund, Equity Income Fund and Mid Cap Growth Fund Class A Shares is expected to be voluntarily waived. This anticipated voluntary waiver can be terminated at any time. The distribution (12b-1) fee expected to be paid by the Funds (after the anticipated voluntary waiver) is expected to be 0.23%, 0.20% and 0.18%, respectively, for the fiscal year ending April 30, 2004.

     4 All or a portion of the shareholder services fee for the Funds' Class A Shares is expected to be voluntarily waived. This anticipated voluntary waiver can be terminated at any time. The shareholder services fee paid by the Funds (after the anticipated voluntary waiver) is expected to be 0.00%, 0.03%, 0.00% and 0.00%, respectively, for the fiscal year ending April 30, 2004.


                                     Small Cap Growth Fund  Multi-Cap Growth  Balanced Fund
                                                                  Fund
Shareholder Fees                   Class AClass   Class C   Class A Class B    Class A Class
                                            B                                            B
Fees Paid Directly From Your
Investment
Maximum Sales Charge (Load)         5.50%  None    None      5.50%    None      5.50%   None
Imposed on Purchases (as a
percentage of offering price)
Maximum Deferred Sales Charge       None  5.00%    1.00%     None    5.00%       None  5.00%
(Load) (as a percentage of
original purchase price or
redemption proceeds, as
applicable)
Maximum Sales Charge (Load)         None   None    None      None     None       None   None
Imposed on Reinvested Dividends
(and other Distributions) (as a
percentage of offering price).
Redemption Fee (as a percentage     None   None    None      None     None       None   None
of amount redeemed, if
applicable)
Exchange Fee                        None   None    None      None     None       None   None

Annual Fund Operating Expenses
(Before Waivers)1
Expenses That are Deducted From
Fund Assets (as a percentage of
average net assets)
Management Fee                      0.85% 0.85%    0.85%     0.70    0.70%      0.65%  0.65%

Distribution (12b-1) Fee            0.25% 0.75%    0.75%     0.25%   0.75%      0.25%  0.75%
Shareholder Services Fee2          0.25%2 0.25%    0.25%             0.25%2     0.25%2 0.25%2
                                                            0.25%2
Other Expenses                      0.21% 0.21%    0.21%     0.21%   0.21%      0.20%  0.20%
Total Annual Fund Operating         1.56% 2.06%    2.06%     1.41%   1.91%      1.35%  1.85%
Expenses
1   Although not contractually obligated to do so, the shareholder services provider expect to waive certain amounts. These are shown below along with the net expenses the Funds expect to actually pay for the fiscal year ending April 30, 2004.
Total Waiver of Fund Expenses       0.23% 0.00%  0.00%        0.22%    0.02%   0.25%    0.05%
Total Actual Annual Operating
  Expenses (After Waivers and       1.33% 2.06%   2.06%       1.19%    1.89%   1.10%    1.80%
  Reimbursements)
2   All or a portion of the shareholder services fee for the Funds' Class A Shares is expected
to be voluntarily waived.  This anticipated voluntary waiver can be   terminated at any time.
The shareholder services fee paid by the Funds (after the anticipated voluntary waiver) is expected to be 0.02%, 0.03% and 0.00%, respectively, for the fiscal year ending April 30, 2004.
A portion of the shareholder services fee for Multi-Cap Growth Fund and Balanced Fund Class B
Shares is expected to be voluntarily waived.  This anticipated voluntary waiver can be terminated at any time. The shareholder services fee paid by the Funds (after the anticipated voluntary waiver) is expected to be 0.23% and 0.20%, respectively, for the fiscal year ending
April 30, 2004.


                                   Income Fund    Intermediate-TermMaryland      Pennsylvania
                                                    Bond Fund      MUNICIPAL      MUNICIPAL
                                                                   Bond Fund      Bond Fund

Shareholder Fees                 Class A   Class  Class   Class  Class   Class  Class  Class B
                                             B      A       B      A       B      A
Fees Paid Directly From Your
Investment
Maximum Sales Charge (Load)       4.50%     None  4.50%   None   4.50%   None   4.50%   None
Imposed on Purchases (as a
percentage of offering price)
Maximum Deferred Sales Charge      None    5.00%   None   5.00%   None   5.00%   None   5.00%
(Load) (as a percentage of
original purchase price or
redemption proceeds, as
applicable)
Maximum Sales Charge (Load)        None     None   None   None    None   None    None   None
Imposed on Reinvested Dividends
(and other Distributions) (as a
percentage of offering price).
Redemption Fee (as a percentage    None     None   None   None    None   None    None   None
of amount redeemed, if
applicable)
Exchange Fee                       None     None   None   None    None   None    None   None

Annual Fund Operating Expenses
(Before Waivers)1
Expenses That are Deducted From
Fund Assets (as a percentage of
average net assets)
Management Fee2                   0.60%    0.60%  0.70%2  0.70%2 0.70%2  0.70%2 0.70%   0.70%

Distribution (12b-1) Fee3         0.25%    0.75%  0.25%3  0.75%  0.25%3  0.75%  0.25%   0.75%
Shareholder Services Fee4         0.25%    0.25%  0.25%          0.25%   0.25%  0.25%   0.25%
                                                          0.25%
Other Expenses                    0.17%    0.17%  0.17%   0.17%  0.22%   0.22%  0.20%   0.20%
Total Annual Fund Operating       1.27%    1.77%  1.37%   1.87%  1.42%   1.92%  1.40%   1.90%
Expenses
1   Although not contractually obligated to do so, the adviser, distributor and shareholder services provider expect to waive certain amounts. These are shown below along with the net expenses the Funds expect to actually pay for the fiscal year ending April 30, 2003
Total Waiver of Fund Expenses     0.24%    0.04%  0.61%   0.20%  0.40%   0.20%  0.23%   0.06%
Total Actual Annual Operating
  Expenses (After                 1.03%     1.73% 0.76%   1.67%  1.02%   1.72%  1.17%   1.84%
Waivers)

     2 The adviser expects to voluntarily waived a portion of the management fee. The adviser can terminate this anticipated voluntary waiver at any time. The management fee paid by Intermediate-Term Bond Fund and Maryland Municipal Bond Fund (after the anticipated voluntary waiver) is expected to be 0.59% and 0.62%, respectively, for the fiscal year ending April 30, 2004.

     3 All or a portion of the distribution (12b-1) fee of Intermediate-Term Bond Fund and Maryland Municipal Bond Fund Class A Shares is expected to be voluntarily waived. This anticipated voluntary waiver can be terminated at any time. The distribution (12b-1) fee expected to be paid by the Funds (after the anticipated voluntary waiver) is expected to be 0.00% and 0.18%, respectively, for the fiscal year ending April 30, 2004.

     4 All or a portion of the shareholder services fee for the Funds' Class A Shares is expected to be voluntarily waived. This anticipated voluntary waiver can be terminated at any time. The shareholder services fee paid by the Funds (after the anticipated voluntary waiver) is expected to be 0.01%, 0.00%, 0.00% and 0.02%, respectively, for the fiscal year ending April 30, 2004. A portion of the shareholder services fee for the Funds' Class B Shares is expected to be voluntarily waived. This anticipated voluntary waiver can be terminated at any time. The shareholder services fee paid by the Funds (after the anticipated voluntary waiver) is expected to be 0.21%, 0.16%, 0.13% and 0.19%, respectively, for the fiscal year ending April 30, 2004.


                                      New York        U.S.           Short       Short-Term
                                     MUNICIPAL     Government      Duration       corporate
                                     Bond Fund      Bond Fund     Government      Bond Fund
                                                                   Bond Fund
Shareholder Fees                   Class   Class  Class   Class  Class   Class  Class  Class
                                     A       B      A       B      A       B      A      B
Fees Paid Directly From Your
Investment
Maximum Sales Charge (Load)        4.50%    None  4.50%   None   4.50%   None   4.50%   None
Imposed on Purchases (as a
percentage of offering price)
Maximum Deferred Sales Charge       None   5.00%   None   5.00%   None   5.00%   None  5.00%
(Load) (as a percentage of
original purchase price or
redemption proceeds, as
applicable)
Maximum Sales Charge (Load)         None    None   None   None    None   None    None   None
Imposed on Reinvested Dividends
(and other Distributions) (as a
percentage of offering price).
Redemption Fee (as a percentage     None    None   None   None    None   None    None   None
of amount redeemed, if applicable)
Exchange Fee                        None    None   None   None    None   None    None   None

Annual Fund Operating Expenses
(Before Waivers)1
Expenses That are Deducted From
Fund Assets (as a percentage of
average net assets)
Management Fee                     0.70%2  0.70%2 0.70%   0.70%  0.60%2  0.60%2 0.70%  0.70%

Distribution (12b-1) Fee           0.25%3  0.75%  0.25%3  0.75%  0.25%3  0.75%  0.25%3 0.75%
Shareholder Services Fee3          0.25%4  0.25%3 0.25%4  0.25%  0.25%4  0.25%  0.25%4 0.25%
Other Expenses                     0.23%   0.23%  0.21%   0.21%  0.20%   0.20%  0.23%  0.23%
Total Annual Fund Operating        1.43%   1.93%  1.41%   1.91%  1.30%   1.80%  1.43%  1.93%
Expenses
1   Although not contractually obligated to do so, the adviser, distributor and shareholder services provider expect to waive certain amounts. These are shown below along with the net expenses the Funds expect to actually pay for the fiscal year ending April 30, 2004.
Total Waiver of Fund Expenses              0.10%  0.46%   0.00%  0.51%   0.11%  0.25%  0.00%
                                   0.57%
Total Actual Annual Operating
  Expenses (After                  0.86%   1.83%  0.95%   1.91%  0.79%   1.69%  1.18%  1.93%
Waivers)

     2 The adviser expects to voluntarily waive a portion of the management fee. The adviser can terminate this anticipated voluntary waiver at any time. The management fee paid by the New York Municipal Bond Fund and the Short Duration Government Bond Fund (after the anticipated voluntary waiver) is expected to be 0.63% and 0.49%, respectively, for the fiscal year ending April 30, 2004.

     3 All or a portion of the distribution (12b-1) fee the Funds' Class A Shares is expected to be voluntarily waived. This anticipated voluntary waiver can be terminated at any time. The distribution (12b-1) fee expected to be paid by the Funds (after the anticipated voluntary waiver) is expected to be 0.00%, 0.04%, 0.10%, and 0.00% respectively, for the fiscal year ending April 30, 2004.

     4 The shareholder services fee for the Funds' Class A Shares is expected to be voluntarily waived. This anticipated voluntary waiver can be terminated at any time. The shareholder services fee paid by the Funds (after the anticipated voluntary waiver) is expected to be 0.00%, 0.00%, 0.00% and 0.00%, respectively, for the fiscal year ending April 30, 2004. The shareholder services fee for New York Municipal Bond Funds'' Class B Shares is expected to be voluntarily waived. This anticipated voluntary waiver can be terminated at any time. The shareholder services fee paid by the Fund (after the anticipated voluntary waiver) is expected to be 0.22% for the fiscal year ending April 30, 2004.




                                        New York     Money Market Fund   U.S. Treasury
                                        Tax Free                         Money Market
                                        Money                                Fund
                                        Market
Shareholder Fees                          fund
                                         Class A     Class A    Class B     Class A
Fees Paid Directly From Your Investment
Maximum Sales Charge (Load) Imposed on     None       None       None        None
Purchases (as a percentage of offering
price)
Maximum Deferred Sales Charge (Load)       None       None       None        None
(as a percentage of original purchase
price or redemption proceeds, as
applicable)
Maximum Sales Charge (Load) Imposed on     None       None       None        None
Reinvested Dividends (and other
Distributions) (as a percentage of
offering price)
Redemption Fee (as a percentage of         None       None       None        None
amount redeemed, if applicable)
Exchange Fee                               None       None       None        None

Annual Fund Operating Expenses (Before
Waivers )1
Expenses That are Deducted From Fund
Assets (as a percentage of projected
average net assets)
Management Fee2                           0.50%2     0.50%2      0.50%      0.50%2
Distribution (12b-1) Fee3                 0.25%3     0.25%3      0.75%      0.25%3
Shareholder Services Fee                  0.25%4     0.25%4     0.25%4      0.25%4
Other Expenses                            0.16%       0.17%      0.17%       0.17%
Total Annual Fund Operating Expenses      1.16%       1.17%      1.67%       1.17%
1   Although not contractually obligated to do so, the adviser and shareholder services provider expect to  waive certain amounts.  These are shown below along with the net expenses the Funds expect to actually pay for the fiscal year ending
  April 30, 2004.
Total Waiver of Fund Expenses             0.54%       0.47%      0.34%       0.55%
Total Actual Annual Operating Expenses
(After Waivers)                           0.62%       0.70%      1.33%       0.62%

     2 The adviser expects to voluntarily waive a portion of the management fee. The adviser can terminate this voluntary waiver at any time.The management fee paid by the Funds (after the anticipated voluntary waiver) is expected to be 0.30%, 0.24% and 0.30%, respectively, for the fiscal year ending April 30, 2004.

     3 All or a portion of the distribution (12b-1) fee the Funds' Class A Shares is expected to be voluntarily waived. This anticipated voluntary waiver can be terminated at any time. The distribution (12b-1) fee expected to be paid by the Funds (after the anticipated voluntary waiver) is expected to be 0.00%, 0.04% and 0.00%, respectively, for the fiscal year ending April 30, 2004.

     4 The shareholder services fee for NY Tax Free Money Market Funds' and U.S. Treasury Money Market Class A Shares is expected to be voluntarily waived. This anticipated voluntary waiver can be terminated at any time. The shareholder services fee paid by the Funds (after the anticipated voluntary waiver) is expected to be 0.16% and 0.15%, respectively, for the fiscal year ending April 30, 2004. The shareholder services fee for Money Market Funds' Class B Shares is expected to be voluntarily waived. This anticipated voluntary waiver can be terminated at any time. The shareholder services fee paid by the Fund (after the anticipated voluntary waiver) is expected to be 0.17% for the fiscal year ending April 30, 2004.



                                        U.S.        Tax Free   Pennsylvania
                                        Government    Money      Tax Fee
                                        Money        Market       Money
                                        Market        Fund     Market Fund
Shareholder Fees                         Fund
                                         Class A     Class A     Class A
Fees Paid Directly From Your Investment
Maximum Sales Charge (Load) Imposed on     None       None        None
Purchases (as a percentage of offering
price)
Maximum Deferred Sales Charge (Load)       None       None        None
(as a percentage of original purchase
price or redemption proceeds, as
applicable)
Maximum Sales Charge (Load) Imposed on     None       None        None
Reinvested Dividends (and other
Distributions) (as a percentage of
offering price)
Redemption Fee (as a percentage of         None       None        None
amount redeemed, if applicable)
Exchange Fee                               None       None        None

Annual Fund Operating Expenses (Before
Waivers )1
Expenses That are Deducted From Fund
Assets (as a percentage of projected
average net assets)
Management Fee2                           0.50%2     0.50%2      0.50%2
Distribution (12b-1) Fee                  0.25%3     0.25%3      0.25%3
Shareholder Services Fee4                 0.25%4      0.25%       0.25%
Other Expenses                            0.16%       0.17%       0.27%
Total Annual Fund Operating Expenses      1.16%       1.17%       1.27%
1   Although not contractually obligated to do so, the adviser and shareholder services provider expect to  waive certain amounts.  These are shown below along with the net expenses the Funds expect to actually pay for the fiscal year ending
  April 30, 2004.
Total Waiver of Fund Expenses             0.50%       0.55%       0.52%
Total Actual Annual Operating Expenses
(After Waivers)                           0.66%       0.62%       0.75%

     2 The adviser expects to voluntarily waive a portion of the management fee. The adviser can terminate this voluntary waiver at any time.The management fee paid by the Funds (after the anticipated voluntary waiver) is expected to be 0.27%, 0.22% and 0.30%, respectively, for the fiscal year ending April 30, 2004.

     3 The distribution (12b-1) fee the U.S. Government Money Market Fund, Tax Free Money Market Fund and Pennsylvania Tax Free Money Market Fund Class A Shares is expected to be voluntarily waived. This anticipated voluntary waiver can be terminated at any time. The distribution (12b-1) fee expected to be paid by the Funds' Class A Shares (after the anticipated voluntary waiver) is expected to be 0.00%, 0.00% and 0.00%, respectively, for the fiscal year ending April 30, 2004.

     4 All or a portion of the shareholder services fee for the Funds' Class A Shares is expected to be voluntarily waived. This anticipated voluntary waiver can be terminated at any time. The shareholder services fee paid by the Funds (after the anticipated voluntary waiver) is expected to be 0.23%, 0.23% and 0.18%,respectively, for the fiscal year ending April 30, 2004.


EXAMPLE

     The following example is intended to help you compare the cost of investing in the Fund's Class A Shares, Class B Shares and Class C Shares with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund's Class A Shares, Class B Shares and Class C Shares for the time periods indicated and then redeem all of your shares at the end of those periods. Expenses assuming no redemption are also shown. The example also assumes that your investment has a 5% return each year and that the Fund's Class A Shares, Class B Shares and Class C Shares operating expenses are before waivers and reimbursements as shown in the table and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:


Class A Shares                         1 Year3 Years 5 Years 10 Years
International Equity Fund                $719 $1,074  $1,452   $2,509
Small Cap Stock Fund                     $701 $1,018  $1,358   $2,315
Mid Cap Stock Fund                       $708 $1,039  $1,393   $2,387
Large Cap Growth Fund                    $729 $1,103  $1,501   $2,610
Large Cap Value Fund                     $699 $1,013  $1,348   $2,294
Managed Allocation Fund                  $710 $1,148  $1,611   $2,888
  Aggressive Growth
Managed Allocation Fund                  $608   $941  $1,297   $2,296
  Moderate Growth
Managed Allocation Fund                  $613 $1,058  $1,528   $2,823
  Conservative Growth
Large Cap Stock Fund                     $698 $1,010  $1,343   $2,284
Equity Index Fund                        $642   $836  $1,047   $1,652
Equity Income Fund                       $692   $992  $1,314   $2,221
Mid Cap Growth Fund                      $709 $1,045  $1,403   $2,407
Small Cap Growth Fund                    $700 $1,016  $1,353   $2,304
Multi Cap Growth Fund                    $686   $972  $1,279   $2,148
Balanced Fund                            $680   $954  $1,249   $2,085
Income Fund                              $574   $835  $1,116   $1,915
Intermediate-Term Bond Fund              $583   $864  $1,166   $2,022
Maryland Municipal Bond Fund             $588   $879  $1,191   $2,075
Pennsylvania Municipal Bond              $586   $873  $1,181   $2,054
Fund
New York Municipal Bond Fund             $589   $882  $1,196   $2,086
U.S. Government Bond Fund                $587   $876  $1,186   $2,065
Short Duration Government                $428   $700    $991   $1,821
Bond Fund
Short-Term Corporate Bond Fund           $441   $739  $1,058   $1,962
New York Tax-Free Money                  $118   $368    $638   $1,409
Market Fund
Money Market Fund                        $119   $372    $644   $1,420
U.S. Treasury Money Market               $119   $372    $644   $1,420
Fund
U.S. Government Money Market             $118   $368    $638   $1,409
Fund
Tax-Free Money Market Fund               $119   $372    $644   $1,420
Pennsylvania Tax-Free Money              $126   $403    $697   $1,534
Market Fund


Class B Shares                         1 Year3 Years 5 Years 10 Years
International Equity Fund
  Expenses assuming redemption           $729 $1,006  $1,410   $2,595
  Expenses assuming no                   $229   $706  $1,210   $2,595
redemption
Small Cap Stock Fund
  Expenses assuming redemption           $710   $949  $1,314   $2,400
  Expenses assuming no                   $210   $649  $1,114   $2,400
redemption
Mid Cap Stock Fund
  Expenses assuming redemption           $717   $970  $1,349   $2,472
  Expenses assuming no                   $217   $670  $1,149   $2,472
redemption
Large Cap Growth Fund
  Expenses assuming redemption           $739 $1,036  $1,460   $2,696
  Expenses assuming no                   $239   $736  $1,260   $2,696
redemption
Large Cap Value Fund
  Expenses assuming redemption           $708   $943  $1,303   $2,379
  Expenses assuming no                   $208   $643  $1,103   $2,379
redemption
Managed Allocation Fund
Aggressive Growth
  Expenses assuming redemption           $771 $1,132  $1,620   $3,012
  Expenses assuming no                   $271   $832  $1,420   $3,012
redemption
Managed Allocation Fund
Moderate Growth
  Expenses assuming redemption           $716   $967  $1,344   $2,462
  Expenses assuming no                   $216   $667  $1,144   $2,462
redemption
Managed Allocation Fund
Conservative Growth
  Expenses assuming redemption           $772 $1,135  $1,625   $3,022
  Expenses assuming no                   $272   $835  $1,425   $3,022
redemption
Large Cap Stock Fund
  Expenses assuming redemption           $707   $940  $1,298   $2,369
  Expenses assuming no                   $207   $640  $1,098   $2,369
redemption

Class B Shares                          1Year3 Years 5 Years 10 Years
Equity Index Fund
  Expenses assuming redemption           $648   $759    $992   $1,735
  Expenses assuming no                   $148   $459    $792   $1,735
redemption
Equity Income Fund
  Expenses assuming redemption           $701   $921  $1,368   $2,306
  Expenses assuming no                   $201   $621  $1,068   $2,306
redemption
Mid Cap Growth Fund
  Expenses assuming redemption           $719   $976  $1,359   $2,493
  Expenses assuming no                   $219   $676  $1,159   $2,493
redemption
Small Cap Growth Fund
  Expenses assuming redemption           $709   $946  $1,308   $2,390
  Expenses assuming no                   $209   $646  $1,108   $2,390
redemption
Multi Cap Growth Fund
  Expenses assuming redemption           $694   $900  $1,232   $2,233
  Expenses assuming no                   $194   $600  $1,032   $2,233
redemption
Balanced Fund
  Expenses assuming redemption           $688   $882  $1,201   $2,169
  Expenses assuming no                   $188   $582  $1,001   $2,169
redemption
Income Fund
  Expenses assuming redemption           $680   $857  $1,159   $2,084
  Expenses assuming no                   $180   $557    $959   $2,084
redemption
Intermediate-Term Bond Fund
  Expenses assuming redemption           $690   $888  $1,211   $2,190
  Expenses assuming no                   $190   $588  $1,011   $2,190
redemption
Maryland Municipal Bond Fund
  Expenses assuming redemption           $695   $903  $1,237   $2,243
  Expenses assuming no                   $195   $603  $1,037   $2,243
redemption
Pennsylvania Municipal Bond
Fund
  Expenses assuming redemption           $693   $897  $1,326   $2,222
  Expenses assuming no                   $193   $597  $1,026   $2,222
redemption
New York Municipal Bond Fund
  Expenses assuming redemption           $696   $906  $1,242   $2,254
  Expenses assuming no                   $196   $606  $1,042   $2,254
redemption
U.S. Government Bond Fund
  Expenses assuming redemption           $694   $900  $1,232   $2,233
  Expenses assuming no                   $194   $600  $1,032   $2,233
redemption
Short Duration Government
Bond Fund
  Expenses assuming                      $683   $866  $1,175   $2,116
redemption
  Expenses assuming no                   $183   $566    $975   $2,116
redemption
  Short-Term Corporate
Bond Fund
  Expenses assuming                      $696   $906  $1,242   $2,254
redemption
  Expenses assuming no                   $196   $606  $1,042   $2,254
redemption
 Money Market Fund
  Expenses assuming                      $170   $526    $907   $1,976
redemption
  Expenses assuming no                   $170   $526    $907   $1,976
redemption

Class C Shares                         1 Year3 Years 5 Years 10 Years
Small Cap Growth Fund
  Expenses assuming                      $309   $646  $1,108   $2,390
redemption
  Expenses assuming no                   $209   $646  $1,108   $2,390
redemption




WHAT ARE THE FUNDS' MAIN INVESTMENTS AND INVESTMENT TECHNIQUES?
--------------------------------------------------------------------------------

PRINCIPAL SECURITIES OF THE FUNDS

     The principal securities of each of the Funds listed below (each, an "Equity Fund, " and collectively, the "Equity Funds") are marked with an "X".
--------------------------------------------------------------------------------



EQUITY FUNDS
               International Small Small Mid    Mid   Multi  Large  Large EquityLarge Equity
                   Equity    Cap   Cap   Cap    Cap   Cap    Cap    Cap   Index Cap   Income
                   Fund      GrowthStock Growth Stock Growth Growth Stock Fund  Value Fund
                             Fund  Fund  Fund   Fund  Fund   Fund   Fund        Fund
Equity Securities  X         X     X     X      X     X      X      X     X     X     X
Common Stocks      X         X     X     X      X     X      X      X     X     X     X
Preferred Stocks   X         X     X     X      X     X      X      X           X     X
Convertible        X
Securities
Foreign Securities X         X
Derivative         X
Contracts
Futures Contracts  X




MANAGED ALLOCATION FUNDS

The principal securities of each of the Funds listed below (each, a "Managed Allocation Fund," and collectively, the "Managed Allocation Funds") are marked with an "X".



                                 Managed            Managed            Managed
                                 Allocation Fund--   Allocation Fund--   Allocation Fund--
                                 Aggressive Growth* Moderate Growth*   Conservative
                                                                       Growth*
Equity Securities                X                  X                  X
  Common Stocks                  X                  X                  X
  Preferred Stocks               X                  X                  X
Fixed Income Securities          X                  X                  X
  Treasury Securities            X                  X                  X
  Agency Securities              X                  X                  X
  Corporate Debt Securities      X                  X                  X
  Municipal Securities           X                  X                  X
  Tax-Exempt Securities          X                  X                  X
  Municipal Notes                X                  X                  X
  Mortgage-Backed Securities     X                  X                  X
 Collateralized Mortgage         X                  X                  X
 Obligations (CMOs)
  Asset-Backed Securities        X                  X                  X
  Zero Coupon Securities         X                  X                  X
  Bank Instruments               X                  X                  X
  Credit Enhancement             X                  X                  X
Foreign Securities               X                  X                  X
  Depositary Receipts            X                  X                  X
  Foreign Exchange Contracts     X                  X                  X
  Foreign Government Securities  X                  X                  X

* Through investment in the Underlying Funds


BALANCED FUND

     The principal securities of the Balanced Fund (the "Balanced Fund") is marked with an "X".

                      Balanced
                      Fund
Equity Securities     X
Common Stocks         X
Fixed Income          X
Securities
Treasury              X
Securities
Agency Securities     X
Corporate Debt        X
Securities



INCOME FUNDS

     The principal securities of each of the Funds listed below (each, an "Income Fund, " and collectively, the "Income Funds") are marked with an "X".

                Intermedian Income Short-Term Maryland Pennsylvania New     U.S.     Short
                 Bond Fund      Fund  Corporate Municipal Municipal York  Government Duration
                                       Bond     Bond    Bond Fund Municipal Bond     Government
                                      Fund     Fund                Bond    Fund     Bond
                                                                   Fund             Fund
Fixed Income          X         X     X        X       X         X       X        X
Securities
Treasury Securities   X         X     X                                  X        X
Agency Securities     X         X     X                                  X        X
Corporate Debt        X         X     X                                  X        X
Securities
Mortgage Backed       X         X     X                                  X        X
Securities
Asset Backed          X         X     X                                  X        X
Securities
Tax-Exempt                                     X       X         X
Securities
General Obligation                             X       X         X
Bonds
Special Revenue Bonds                          X       X         X
Tax Increment                                                                               X       X         X
Financing Bonds
Municipal Notes                                X       X         X
Variable Rate         X         X     X        X       X         X       X        X
Demand Instruments


MONEY MARKET FUNDS
The principal  securities  of each of the Funds listed below (each,  a "Money Market Fund, "
and collectively, the "Money Market Funds") are marked with an "X."

                          Money  Tax Free    U.S.       U.S.      Pennsylvania New York
                          Market Money       Government Treasury  Tax Free    Tax Free
                          Fund   Market Fund Money      Money     Money       Money
                                             Market     Market    Market      Market Fund
                                             Fund       Fund      Fund
Fixed Income              X      X           X          X         X          X
Securities
Treasury                  X                  X          X
Securities
Agency                    X                  X
Securities
Corporate Debt            X
Securities
Commercial                X
Paper
Tax-Exempt                       X                                X          X
Securities
General Obligation               X                                X          X
Bonds
Special Revenue Bonds            X                                X          X
Tax Increment                    X                                X          X
Financing Bonds
Municipal                        X                                X          X
Notes
Variable Rate Demand      X      X                                X          X
Instruments
Repurchase Agreements     X                  X          X

PRINCIPAL SECURITIES OF THE FUNDS

     The following list is a description of the principal securities in which the Funds may invest. More information of the principal and acceptable investments of the Funds is contained in the Funds' Statement of Additional Information.


EQUITY SECURITIES

     Equity securities represent a share of an issuer's earnings and assets, after the issuer pays its liabilities. A Fund cannot predict the income it will receive from equity securities because issuers generally have discretion as to the payment of any dividends or distributions. However, equity securities offer greater potential for appreciation than many other types of securities, because their value increases directly with the value of the issuer's business. The following describes the principal types of equity securities in which certain Funds may invest.


Common Stocks

     Common stocks are the most prevalent type of equity security. Common stocks receive the issuer's earnings after the issuer pays its creditors and any preferred stockholders. As a result, changes in an issuer's earnings directly influence the value of its common stock.


Preferred Stocks

     Preferred  stocks  have  the  right  to  receive  specified   dividends  or
distributions before the issuer makes payments on its common stock. Some preferred stocks also participate in dividends and distributions paid on common stock. Preferred stocks may also permit the issuer to redeem the stock. A Fund may also treat such redeemable preferred stock as a fixed income security.


FIXED INCOME SECURITIES

     Fixed income securities pay interest, dividends or distributions at a specified rate. The rate may be a fixed percentage of the principal or adjusted periodically. In addition, the issuer of a fixed income security must repay the principal amount of the security, normally within a specified time. Fixed income securities provide more regular income than equity securities. However, the returns on fixed income securities are limited and normally do not increase with the issuer's earnings. This limits the potential appreciation of fixed income securities as compared to equity securities.

     A security's yield measures the annual income earned on a security as a percentage of its price. A security's yield will increase or decrease depending upon whether it costs less (a discount) or more (a premium) than the principal amount. If the issuer may redeem the security before its scheduled maturity, the price and yield on a discount or premium security may change based upon the probability of an early redemption. Securities with higher risks generally have higher yields.

     The following describes the principal types of fixed income securities in which a Fund may invest.


Treasury Securities

     Treasury securities are direct obligations of the federal government of the United States. Treasury securities are generally regarded as having the lowest credit risks.


Agency Securities

     Agency securities are issued or guaranteed by a federal agency or other government sponsored entity (a GSE) acting under federal authority. The United States supports some GSEs with its full faith and credit. Other GSEs receive support through federal subsidies, loans or other benefits. A few GSEs have no explicit financial support, but are regarded as having implied support because the federal government sponsors their activities. Agency securities are generally regarded as having low credit risks, but not as low as Treasury securities.

     A Fund treats mortgage backed securities guaranteed by GSEs as agency securities. Although a GSE guarantee protects against credit risks, it does not reduce the interest rate and prepayment risks of these mortgage backed securities.



Corporate Debt Securities

     Corporate debt securities are fixed income securities issued by businesses. Notes, bonds, debentures and commercial paper are the most prevalent types of corporate debt securities. A Fund may also purchase interests in bank loans to companies. The credit risks of corporate debt securities vary widely among issuers.

     In addition, the credit risk of an issuer's debt security may vary based on its priority for repayment. For example, higher ranking (senior) debt securities have a higher priority than lower ranking (subordinated) securities. This means that the issuer might not make payments on subordinated securities while continuing to make payments on senior securities. In addition, in the event of bankruptcy, holders of senior securities may receive amounts otherwise payable to the holders of subordinated securities. Some subordinated securities, such as trust preferred and capital securities notes, also permit the issuer to defer payments under certain circumstances. For example, insurance companies issue securities known as surplus notes that permit the insurance company to defer any payment that would reduce its capital below regulatory requirements.


Mortgage Backed Securities

     Mortgage backed securities represent interests in pools of mortgages. The mortgages that comprise a pool normally have similar interest rates, maturities and other terms. Mortgages may have fixed or adjustable interest rates. Interests in pools of adjustable rate mortgages are known as ARMs.

     Mortgage backed securities come in a variety of forms. Many have extremely complicated terms. The simplest form of mortgage backed securities are pass-through certificates. An issuer of pass-through certificates gathers monthly payments from an underlying pool of mortgages. Then, the issuer deducts its fees and expenses and passes the balance of the payments onto the certificate holders once a month. Holders of pass-through certificates receive a pro rata share of all payments and prepayments from the underlying mortgages. As a result, the holders assume all the prepayment risks of the underlying mortgages.


Asset Backed Securities

     Asset backed securities are payable from pools of obligations other than mortgages. Most asset backed securities involve consumer or commercial debts with maturities of less than ten years. However, almost any type of fixed income assets (including other fixed income securities) may be used to create an asset backed security. Asset backed securities may take the form of commercial paper, notes, or pass through certificates. Asset backed securities have prepayment risks.


Commercial Paper

     Commercial paper is an issuer's obligation with a maturity of less than nine months. Companies typically issue commercial paper to pay for current expenditures. Most issuers constantly reissue their commercial paper and use the proceeds (or bank loans) to repay maturing paper. If the issuer cannot continue to obtain liquidity in this fashion, its commercial paper may default. The short maturity of commercial paper reduces both the market and credit risks as compared to other debt securities of the same issuer.


Convertible Securities

     Convertible securities are fixed income securities that International Equity Fund has the option to exchange for equity securities at a specified conversion price. The option allows the Fund to realize additional returns if the market price of the equity securities exceeds the conversion price. For example, the Fund may hold fixed income securities that are convertible into shares of common stock at a conversion price of $10 per share. If the market value of the shares of common stock reached $12, the Fund could realize an additional $2 per share by converting its fixed income securities.

     Convertible securities have lower yields than comparable fixed income securities. In addition, at the time a convertible security is issued the conversion price exceeds the market value of the underlying equity securities. Thus, convertible securities may provide lower returns than non-convertible fixed income securities or equity securities depending upon changes in the price of the underlying equity securities. However, convertible securities permit the Fund to realize some of the potential appreciation of the underlying equity securities with less risk of losing its initial investment. The Fund may invest in convertible securities rated below investment grade. See "Risks Associated with Non-Investment Grade Securities" herein.

     International Equity Fund treats convertible securities as both fixed income and equity securities for purposes of its investment policies and limitations, because of their unique characteristics.



Tax-Exempt Securities

     Tax-exempt securities are fixed income securities that pay interest that is not subject to regular federal income taxes. Typically, states, counties, cities and other political subdivisions and authorities issue tax-exempt securities. The market categorizes tax-exempt securities by their source of repayment. Interest income on such securities may be subject to the federal alternative minimum tax (AMT) for individuals and corporations.


    General Obligation Bonds

     General obligation bonds are supported by the issuer's power to exact property or other taxes. The issuer must impose and collect taxes sufficient to pay principal and interest on the bonds. However, the issuer's authority to impose additional taxes may be limited by its charter or state law.


    Special Revenue Bonds

     Special revenue bonds are payable solely from specific revenues received by the issuer such as specific taxes, assessments, tolls, or fees. Bondholders may not collect from the municipality's general taxes or revenues. For example, a municipality may issue bonds to build a toll road, and pledge the tolls to repay the bonds. Therefore, a shortfall in the tolls normally would result in a default on the bonds.


    Tax Increment Financing Bonds

     Tax increment financing (TIF) bonds are payable from increases in taxes or other revenues attributable to projects financed by the bonds. For example, a municipality may issue TIF bonds to redevelop a commercial area. The TIF bonds would be payable solely from any increase in sales taxes collected from merchants in the area. The bonds could default if merchants' sales, and related tax collections, failed to increase as anticipated.


    Municipal Notes

     Municipal notes are short-term tax-exempt securities. Many municipalities issue such notes to fund their current operations before collecting taxes or other municipal revenues. Municipalities may also issue notes to fund capital projects prior to issuing long-term bonds. The issuers typically repay the notes at the end of their fiscal year, either with taxes, other revenues or proceeds from newly issued notes or bonds.


    Variable Rate Demand Instruments

     Variable rate demand instruments are tax-exempt securities that require the issuer or a third party, such as a dealer or bank, to repurchase the security for its face value upon demand. The securities also pay interest at a variable rate intended to cause the securities to trade at their face value. A Fund treats demand instruments as short-term securities, because their variable interest rate adjusts in response to changes in market rates, even though their stated maturity may extend beyond thirteen months.


Foreign Securities

     Foreign securities are securities of issuers based outside the United States. An issuer is considered to be based outside the United States if:

     o it is organized under the laws of, or has a principal office located in, another country;

     o the principal trading market for its securities is in another country; or

     o it (or its subsidiaries) derived in its most current fiscal year at least 50% of its total assets, capitalization, gross revenue or profit from goods produced, services performed, or sales made in another country.

     Foreign securities are primarily denominated in foreign currencies. Along with the risks normally associated with domestic securities of the same type, foreign securities are subject to currency risks and risks of foreign investing. Trading in certain foreign markets is also subject to liquidity risks.


Derivative Contracts

     Derivative contracts are financial instruments that require payments based upon changes in the values of designated (or underlying) securities, currencies, commodities, financial indices or other assets. Some derivative contracts (such as futures, forwards and options) require payments relating to a future trade involving the underlying asset. Other derivative contracts (such as swaps) require payments relating to the income or returns from the underlying asset. The other party to a derivative contract is referred to as a counterparty.

     Many derivative contracts are traded on securities or commodities exchanges. In this case, the exchange sets all the terms of the contract except for the price. Investors make payments due under their contracts through the exchange. Most exchanges require investors to maintain margin accounts through their brokers to cover their potential obligations to the exchange. Parties to the contract make (or collect) daily payments to the margin accounts to reflect losses (or gains) in the value of their contracts. This protects investors against potential defaults by the counterparty. Trading contracts on an exchange also allows investors to close out their contracts by entering into offsetting contracts.

     For example, International Equity Fund could close out an open contract to buy an asset at a future date by entering into an offsetting contract to sell the same asset on the same date. If the offsetting sale price is more than the original purchase price, the Fund realizes a gain; if it is less, the Fund realizes a loss. Exchanges may limit the amount of open contracts permitted at any one time. Such limits may prevent the Fund from closing out a position. If this happens, the Fund will be required to keep the contract open (even if it is losing money on the contract), and to make any payments required under the contract (even if it has to sell portfolio securities at unfavorable prices to do so). Inability to close out a contract could also harm the Fund by preventing it from disposing of or trading any assets it has been using to secure its obligations under the contract.

     International Equity Fund may also trade derivative contracts over-the-counter (OTC) in transactions negotiated directly between the Fund and the counterparty. OTC contracts do not necessarily have standard terms, so they cannot be directly offset with other OTC contracts. In addition, OTC contracts with more specialized terms may be more difficult to price than exchange traded contracts.

     Depending upon how the Fund uses derivative contracts and the relationships between the market value of a derivative contract and the underlying asset, derivative contracts may increase or decrease the Fund's exposure to interest rate and currency risks, and may also expose the Fund to liquidity and leverage risks. OTC contracts also expose the Fund to credit risks in the event that a counterparty defaults on the contract.

     International Equity Fund may trade in the following types of derivative contracts.


Futures Contracts

     Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of an underlying asset at a specified price, date, and time. Entering into a contract to buy an underlying asset is commonly referred to as buying a contract or holding a long position in the asset. Entering into a contract to sell an underlying asset is commonly referred to as selling a contract or holding a short position in the asset. Futures contracts are considered to be commodity contracts. Futures contracts traded OTC are frequently referred to as forward contracts.


SPECIAL TRANSACTIONS

Repurchase Agreements

     Repurchase agreements are transactions in which a Fund buys a security from a dealer or bank and agrees to sell the security back at a mutually agreed upon time and price. The repurchase price exceeds the sale price, reflecting a Fund's return on the transaction. This return is unrelated to the interest rate on the underlying security. A Fund will enter into repurchase agreements only with banks and other recognized financial institutions, such as securities dealers, deemed creditworthy by the Adviser.

     A Fund's custodian will take possession of the securities subject to repurchase agreements. The Adviser will monitor the value of the underlying security each day to ensure that the value of the security always equals or exceeds the repurchase price.

Repurchase agreements are subject to credit risks.



INVESTING IN SECURITIES OF OTHER INVESTMENT COMPANIES

     A Fund may invest their assets in securities of other investment companies, including the securities of affiliated money market funds, as an efficient means of carrying out their investment policies and managing their uninvested cash.


PORTFOLIO TURNOVER (Equity and Income Funds only)

     Each Fund may actively trade its portfolio securities in an attempt to achieve its investment objective. Active trading will cause a Fund to have an increased portfolio turnover rate, which is likely to generate shorter-term gains (losses) for its shareholders, which are taxed at a higher rate than longer-term gains (losses). Actively trading portfolio securities increases a Fund's trading costs and may have an adverse impact on a Fund's performance.


TEMPORARY DEFENSIVE INVESTMENTS

     Certain Funds may temporarily depart from their principal investment strategies by investing their assets in cash and shorter-term debt securities and similar obligations. They may do this to minimize potential losses and maintain liquidity to meet shareholder redemptions during adverse market conditions. This may cause a Fund to fail to meet its investment objective and to give up greater investment returns to maintain the safety of principal, that is, the original amount invested by shareholders. Interest income from temporary investments may be taxable to shareholders as ordinary income.


INVESTMENT RATINGS FOR INVESTMENT GRADE SECURITIES

     The Adviser or sub-adviser will determine whether a security is investment grade based upon the credit ratings given by one or more nationally recognized rating services. For example, Standard and Poor's, a rating service, assigns ratings to investment grade securities (AAA, AA, A, and BBB) based on their assessment of the likelihood of the issuer's inability to pay interest or principal (default) when due on each security. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, a Fund must rely entirely upon the Adviser's or sub-adviser's credit assessment that the security is comparable to investment grade.


specific risks of investing in the funds
--------------------------------------------------------------------------------


STOCK MARKET RISKS

     The value of equity securities in a Fund's portfolio will rise and fall. These fluctuations could be a sustained trend or a drastic movement. A Fund's portfolio will reflect changes in prices of individual portfolio stocks or general changes in stock valuations. Consequently, a Fund's share price may decline.

     The Adviser or sub-adviser attempts to manage market risk by limiting the amount a Fund invests in each company's equity securities. However, diversification will not protect a Fund against widespread or prolonged declines in the stock market.


RISKS RELATED TO INVESTING FOR GROWTH

     Due to their relatively high valuations, growth stocks are typically more volatile than value stocks. For instance, the price of a growth stock may experience a larger decline on a forecast of lower earnings, a negative fundamental development, or an adverse market development. Further, growth stocks may not pay dividends or may pay lower dividends than value stocks. This means they depend more on price changes for returns and may be more adversely affected in a down market compared to value stocks that pay higher dividends.


RISKS RELATED TO INVESTING FOR VALUE

     Due to their relatively low valuations, value stocks are typically less volatile than growth stocks. For instance, the price of a value stock may experience a smaller increase on a forecast of higher earnings, a positive fundamental development, or positive market development. Furthermore, value stocks tend to have higher dividends than growth stocks. This means they depend less on price changes for returns and may lag behind growth stocks in an up market.



RISKS RELATED TO COMPANY SIZE

     Generally, the smaller the market capitalization of a company, the fewer the number of shares traded daily, the less liquid its stock and the more volatile its price. For example, medium capitalization stocks may be less liquid and more volatile than stocks of larger, well-known companies. Market capitalization is determined by multiplying the number of its outstanding shares by the current market price per share.

     Companies with smaller market capitalizations also tend to have unproven track records, a limited product or service base and limited access to capital. These factors also increase risks and make these companies more likely to fail than companies with larger market capitalizations.

INTEREST RATE RISKS

     Prices of fixed income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed income securities fall. However, market factors, such as the demand for particular fixed income securities, may cause the price of certain fixed income securities to fall while the prices of other securities rise or remain unchanged.

     Interest rate changes have a greater effect on the price of fixed income securities with longer durations. Duration measures the price sensitivity of a fixed income security to changes in interest rates.


CREDIT RISKS

     Credit risk is the possibility that an issuer will default on a security by failing to pay interest or principal when due. If an issuer defaults, a Fund will lose money.

     Many fixed income securities receive credit ratings from services such as Standard & Poor's and Moody's Investors Service. These services assign ratings to securities by assessing the likelihood of issuer default. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, a Fund must rely entirely upon the Adviser's credit assessment.

     Fixed income securities generally compensate for greater credit risk by paying interest at a higher rate. The difference between the yield of a security and the yield of a U.S. Treasury security with a comparable maturity (the spread) measures the additional interest paid for risk. Spreads may increase generally in response to adverse economic or market conditions. A security's spread may also increase if the security's rating is lowered, or the security is perceived to have an increased credit risk. An increase in the spread will cause the price of the security to decline.

     Credit risk includes the possibility that a party to a transaction involving a Fund will fail to meet its obligations. This could cause a Fund to lose the benefit of the transaction or prevent a Fund from selling or buying other securities to implement its investment strategy.


CALL RISKS

     Call risk is the possibility that an issuer may redeem a fixed income security before maturity (a call) at a price below its current market price. An increase in the likelihood of a call may reduce the security's price.

     If a fixed income security is called, a Fund may have to reinvest the proceeds in other fixed income securities with lower interest rates, higher credit risks, or other less favorable characteristics.


PREPAYMENT RISKS

     Generally, homeowners have the option to prepay their mortgages at any time without penalty. Homeowners frequently refinance high interest rate mortgages when mortgage rates fall. This results in the prepayment of mortgage backed securities with higher interest rates. Conversely, prepayments due to refinancings decrease when mortgage rates increase. This extends the life of mortgage backed securities with lower interest rates. Other economic factors can also lead to increases or decreases in prepayments. Increases in prepayments of high interest rate mortgage backed securities, or decreases in prepayments of lower interest rate mortgage backed securities, may reduce their yield and price. These factors, particularly the relationship between interest rates and mortgage prepayments makes the price of mortgage backed securities more volatile than many other types of fixed income securities with comparable credit risks.


     Mortgage backed securities generally compensate for greater prepayment risk by paying a higher yield. The difference between the yield of a mortgage backed security and the yield of a U.S. Treasury security with a comparable maturity (the spread) measures the additional interest paid for risk. Spreads may increase generally in response to adverse economic or market conditions. A security's spread may also increase if the security is perceived to have an increased prepayment risk or perceived to have less market demand. An increase in the spread will cause the price of the security to decline.

     A Fund may have to reinvest the proceeds of mortgage prepayments in other fixed income securities with lower interest rates, higher prepayment risks, or other less favorable characteristics.


TAX RISKS

     In order to be tax-exempt, municipal securities must meet certain legal requirements. Failure to meet such requirements may cause the interest received and distributed by Maryland Municipal Bond Fund, Pennsylvania Municipal Bond Fund, New York Municipal Bond Fund, Pennsylvania Tax Free Money Market Fund and New York Tax Free Money Market Fund to their shareholders to be taxable.

     Changes or proposed changes in federal tax laws may cause the prices of municipal securities to fall.

     Income from Maryland Municipal Bond Fund, Pennsylvania Municipal Bond Fund, New York Municipal Bond Fund, Tax Free Money Market Fund, Pennsylvania Tax Free Money Market Fund and New York Tax Free Money Market Fund may be subject to the alternative minimum tax (AMT). However, Tax Free Money Market Fund, Pennsylvania Tax Free Money Market Fund and New York Tax Free Money Market Fund are required to limit to 20% of their income that would be subject to AMT.


RISKS OF NON-DIVERSIFICATION

     Maryland Municipal Bond Fund, Pennsylvania Municipal Bond Fund and New York Municipal Bond Fund are non-diversified. Compared to diversified mutual funds, each of these Funds may invest a higher percentage of its assets among fewer issuers of portfolio securities. This increases a Fund's risk by magnifying the impact (positively or negatively) that any one issuer has on a Fund's Share price and performance.


RISKS ASSOCIATED WITH NON-INVESTMENT GRADE SECURITIES

     The convertible securities in which a Fund may invest may be rated below investment grade. Convertible securities rated below investment grade may be subject to the same risks as those inherent in corporate debt obligations that are rated below investment grade, also known as junk bonds. Junk bonds generally entail greater market, credit and liquidity risks than investment grade securities. For example, their prices are more volatile, economic downturns and financial setbacks may affect their prices more negatively, and their trading market may be more limited.


MARYLAND INVESTMENT RISKS

     Maryland Municipal Bond Fund emphasizes investments in Maryland and is more subject to events that may adversely affect Maryland issuers compared to funds that invest in multiple states.

     Maryland's economy is relatively diversified across the service, trade and government sectors. The high proportion of federal government jobs, which contributes to high wealth levels, made the state vulnerable to the recession and concurrent federal downsizing in the early 1990's; however, Maryland's economic growth rate has improved and is nearing the national average.


NEW YORK INVESTMENT RISKS

     New York Municipal Bond Fund and New York Tax Free Money Market Fund emphasize investments in New York and are subject to events that may adversely affect New York issuers compared to funds that invest in multiple states. New York's economy is large and diverse. While several upstate counties benefit from agriculture, manufacturing and high technology industries, New York City nonetheless still dominates the State's economy through its international importance in economic sectors such as advertising, finance, and banking. Any major changes to the financial conditions of New York City would ultimately have an effect on the State.


     Yields on New York municipal securities depend on a variety of factors, including: the general conditions of the short-term municipal note market and the municipal bond market; the size of the particular offering; the maturity of the obligations; and the rating of the issue. Further, any adverse economic conditions or developments affecting the State, counties, municipalities or City of New York could impact New York Municipal Bond Fund or New York Tax Free Money Market Fund's portfolio. The ability of these Funds to achieve their investment goals also depends on the continuing ability of the issuers of New York municipal securities and participation interest, or the guarantors of either, to meet their obligations for the payment of interest and principal when due.

     Additionally, the tragic events of September 11, 2001 may have adverse short-term or long-term economic effects on New York City.


PENNSYLVANIA INVESTMENT RISKS

     Pennsylvania Municipal Bond Fund and Pennsylvania Tax Free Money Market Fund emphasize investments in Pennsylvania and are more subject to events that may adversely affect Pennsylvania issuers.

     Pennsylvania's economy historically has been dependent upon heavy industry, but has diversified recently into various services, particularly into medical and health services, education and financial services. Agricultural industries continue to be an important part of the economy, including not only the production of diversified food and livestock products, but substantial economic activity in agribusiness and food-related industries. Service industries currently employ the greatest share of nonagricultural workers, followed by the categories of trade and manufacturing. Future economic difficulties in any of these industries could have an adverse impact on the finances of the Commonwealth or its municipalities, and could adversely affect the market value of the Pennsylvania Exempt Securities in the Pennsylvania Municipal Bond Fund or the ability of the respective obligors to make payments of interest and principal due on such Securities.


RISKS OF FOREIGN INVESTING

     Foreign securities pose additional risks because foreign economic or political conditions may be less favorable than those of the United States. Securities in foreign markets may also be subject to taxation policies that reduce returns for U.S. investors.

     Foreign companies may not provide information (including financial statements) as frequently or to as great an extent as companies in the United States. Foreign companies may also receive less coverage than United States companies by market analysts and the financial press. In addition, foreign countries may lack uniform accounting, auditing and financial reporting standards or regulatory requirements comparable to those applicable to U.S. companies. These factors may prevent International Equity Fund and Small Cap Growth Fund and its Adviser and sub-adviser from obtaining information concerning foreign companies that is as frequent, extensive and reliable as the information available concerning companies in the United States.

     Foreign countries may have restrictions on foreign ownership of securities or may impose exchange controls, capital flow restrictions or repatriation restrictions which could adversely affect the liquidity of a Fund's investments.


CURRENCY RISKS

     Exchange rates for currencies fluctuate daily. The combination of currency risk and market risk tends to make securities traded in foreign markets more volatile than securities traded exclusively in the U.S.

     The Adviser attempts to manage currency risk by limiting the amount International Equity Fund invests in securities denominated in a particular currency. However, diversification will not protect the Fund against a general increase in the value of the U.S. dollar relative to other currencies.


TRACKING ERROR RISK

     Factors such as fund expenses, imperfect correlation between the fund's investments and those of its benchmarks, rounding of share prices, changes to the benchmark, regulatory policies, and leverage may affect its ability to achieve perfect correlation. The magnitude of any tracking error may be affected by a higher portfolio turnover rate. Because an index is just a composite of the prices of the securities it represents rather than an actual portfolio of those securities, an index will have no expenses. As a result, Equity Index Fund, which will have expenses such as custody, management fees and other operational costs, and brokerage expenses, may not achieve its investment objective of accurately correlating to an index.

ASSET ALLOCATION RISK

     Balanced Fund is subject to the risk that the Adviser's asset allocation decisions between equity securities, on the one hand, and fixed income securities, on the other hand, will not anticipate market trends successfully. For example, investing too heavily in common stocks during a stock market decline may result in a failure to preserve capital. Conversely, investing too heavily in fixed income securities during a period of stock market appreciation may result in lower total returns.


WHAT DO SHARES COST?
--------------------------------------------------------------------------------

     You can purchase, redeem, or exchange Shares any day the New York Stock Exchange (NYSE) is open. Purchases and redemptions by wire will not be available on days the Federal Reserve wire system is closed. All of the Funds covered by this prospectus offer Class A Shares. All of the Funds except Pennsylvania Tax Free Money Market Fund, New York Tax Free Money Market Fund, Tax Free Money Market Fund and U.S. Government Money Market Fund also offer Class B Shares and Small Cap Growth Fund also offers Class C Shares. The differences between the three classes relate to the timing and amount of asset based sales charge an investor bears directly or indirectly as a shareholder. When the Funds receive your transaction request in proper form (as described in this prospectus), it is processed at the next calculated net asset value (NAV) plus any applicable front-end sales charge (public offering price). The Class A Shares of all the funds except the Money Market Funds bear front-end sales charges. Class B Shares and Class C Shares (offered only by VISION Small Cap Growth Fund) do not charge front-end sales charges. Each Money Market Fund attempts to stabilize the NAV of its Shares at $1.00 by valuing its portfolio securities using the amortized cost method. The Money Market Funds cannot guarantee that their NAV will always remain at $1.00 per Share.

     The value of Shares of the Income, Balanced, and Equity Funds is generally determined based upon the market value of portfolio securities. The value of Shares of the Managed Allocation Funds is also based upon the share prices of the underlying VISION Funds in which they invest, and the prices of those shares are determined by the market value of the portfolio securities held by the Underlying Funds. However, in all cases, the Funds' Board may determine in good faith that another method of valuing investments is necessary to appraise their fair market value. If an Equity Fund owns foreign securities that trade in foreign markets on days the NYSE is closed, the value of a Fund's assets may change on days you cannot purchase, redeem or exchange Shares.


     NAV for the Income, Balanced, Managed Allocation and Equity Funds is determined at the end of regular trading (normally 4:00 p.m. Eastern time) each day the NYSE is open. NAV for the Money Market Fund, U.S. Government Money Market Fund and U.S. Treasury Money Market Fund ("Taxable Money Market Funds") is determined twice daily at 3:00 p.m. (Eastern time) and at the end of regular trading (normally 4:00 p.m. Eastern time) each day the NYSE is open. NAV for Tax Free Money Market Fund, Pennsylvania Tax Free Money Market Fund and New York Tax Free Money Market Fund ("Tax Free Money Market Funds") is determined twice daily at 11:00 a.m. (Eastern time) and at the end of regular trading (normally 4:00 p.m. Eastern time) each day the NYSE is open. The Equity Funds generally value equity securities according to the last sale price in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market). The Funds generally value fixed income securities according to the mean between bid and asked prices as furnished by an independent pricing service, except that fixed income securities with remaining maturities of less than 60 days at time of purchase may be valued at amortized cost. For International Equity Fund, futures contracts and options are generally valued at market values established by the exchanges on which they are traded at the close of trading on such exchanges. Options traded in the OTC market are generally valued according to the mean between the last bid and the last asked price for the option as provided by an investment dealer or other financial institution that deals in the option.



     The minimum initial investment in each Fund is $500 unless the investment is in a retirement plan or an IRA account, in which case the minimum initial investment is $250, or unless the investment is by a Sweep Account, in which case the minimum initial investment is $1,000,000. Subsequent investments must be in amounts of at least $25.

     The minimum initial and subsequent investment amounts may be waived or lowered from time to time. An institutional investor's minimum investment will be calculated by combining all accounts it maintains with the Funds.

     The maximum front-end sales charge that you will pay on an investment in Class A Shares is 5.50% on Equity Funds; and 5.50% on the Balanced Fund; 5.00% on the Managed Allocation Fund-Aggressive Growth; 4.50% on the Income Funds and Managed Allocation Fund-Moderate Growth; and 4.00% on the Managed Allocation Fund-Conservative Growth. Class A Shares of the Money Market Funds, Class B Shares of all Funds, and Class C Shares (offered only by VISION Small Cap Growth
Fund) do not charge front-end sales charges. The maximum contingent deferred sales charge (CDSC) you will pay (at the time of redemption) on Class B Shares is 5.00%. Orders for $250,000 or more will be invested in Class A Shares instead of Class B Shares to maximize your returns and minimize sales charges and marketing fees. For Class C Shares (VISION Small Cap Growth Fund), the maximum CDSC of 1.00% is imposed if you sell Class C Shares within the first year of your purchase. Keep in mind that investment professionals may charge you additional fees for their services in connection with your Share transactions.



SALES CHARGE WHEN YOU PURCHASE -- Class A Shares

     Class A Shares of each Equity Fund and the Balanced Fund are sold at their NAV next determined after an order is received, plus a sales charge as follows:

                           Sales Charge as a        Sales Charge as a
                           Percentage of Public     Percentage of
Purchase Amount            Offering Price           NAV
--------------------------------------------------------------------------------
Less than $50,000          5.50%                    5.82%
$50,000 but less than      4.25%                    4.44%
$100,000
$100,000 but less than     3.25%                    3.36%
$250,000
$250,000 but less than     2.25%                    2.30%
$500,000
$500,000 but less than     2.00%                    2.04%
$1 million
$1 million or greater*     0.00%                    0.00%

     Class A Shares of VISION Managed Allocation Fund -- Aggressive Growth are sold at their NAV next determined after an order is received, plus a sales charge as follows:

                                 Sales           Sales Charge as a
                                 Charge as a
                                 Percentage      Percentage of
                                 of Public
Purchase Amount                  Offering        NAV
                                 Price
--------------------------------------------------------------------------------
Less than $50,000                5.00%           5.26%
$50,000 but less than            4.00%           4.17%
$100,000
$100,000 but less than           3.00%           3.09%
$250,000
$250,000 but less than           2.00%           2.04%
$500,000
$500,000 but less than $1        1.00%           1.01%
million
$1 million or greater*           0.00%           0.00%


     Class A Shares of each Income Fund (except for Short Duration Government Bond Fund and Short-Term Corporate Bond Fund) and Managed Allocation Fund -- Moderate Growth are sold at their NAV next determined after an order is received, plus a sales charge as follows:

                           Sales Charge as a            Sales Charge as a
                           Percentage of Public         Percentage of
Purchase Amount            Offering Price               NAV
--------------------------------------------------------------------------------
Less than $100,000         4.50%                        4.71%
$100,000 but less than     3.75%                        3.90%
$250,000
$250,000 but less than     3.00%                        3.09%
$500,000
$500,000 but less than     2.00%                        2.04%
$1 million
$1 million or greater*     0.00%                        0.00%

     Class A Shares of Managed Allocation Fund -- Conservative Growth are sold at their NAV next determined after an order is received, plus a sales charge as follows:


                                Sales Charge as a               Sales Charge as a
                                Percentage of Public            Percentage of
Purchase Amount                 Offering Price                  NAV
--------------------------------------------------------------------------------
Less than $100,000              4.00%                           4.17%
$100,000   but   less   than    3.00%                           3.09%
$250,000
$250,000   but   less   than    2.00%                           2.04%
$500,000
$500,000  but  less  than $1    1.00%                           1.01%
million
$1 million or greater*          0.00%                           0.00%
Short Duration Government Bond Fund and Short-Term  Corporate Bond Fund are sold at their
NAV next determined after an order is received, plus a sales charge as follows:

                                Sales Charge as a               Sales Charge as a
                                Percentage of Public            Percentage of
Purchase Amount                 Offering Price                  NAV
--------------------------------------------------------------------------------
$0 to $50,000                   3.00%                           3.09%
$50,000 to 100,000              2.50%                           2.56%
$100,000 to $250,000            2.25%                           2.30%
$250,000 to $500,000            1.75%                           1.78%
$500,000  but  less  than $1    1.25%                           1.27%
million
$1 million or greater*          0.00%                           0.00%

     * If you make an investment of $1,000,000 or more at net asset value in Class A Shares, and you redeem all or any portion of your shares at any time within the 12-month period beginning on the first day of the calendar month following the month in which you made your purchase, your redemption proceeds will be subject to a 1.00% redemption fee. The redemption fee will be calculated using the share price at time of purchase or the time of redemption, whichever is lower.

The sales charge at purchase may be reduced by:

o purchasing Shares in greater quantities to reduce the applicable sales charge;
o combining concurrent purchases of Shares:

     - by you, your spouse, and your children under age 21; or

     - of the same share class of two or more VISION Funds (other than money market funds);

     o accumulating purchases (in calculating the sales charge on an additional purchase, include the current value of previous Share purchases still invested in the Fund); or

     o signing a Letter of Intent (LOI) to purchase a specific dollar amount of Shares within 18 months (call your investment professional or see the Fund's purchase application for more information).

     In addition, Bank@Work customers of M&T Bank shall be entitled to a reduction of 0.25% in the sales charge as a percentage of public offering price that they would otherwise pay pursuant to the tables set forth above (e.g., a 5.50% sales charge would be reduced to 5.25%).


The sales charge may be eliminated when you purchase Shares:

     o within 90 days of redeeming Shares of an equal or lesser amount of the redemption;

     o within 60 days of redeeming shares of any other mutual fund which was sold with a sales charge or commission or fixed or variable rate annuities of an equal or lesser amount;

     o by exchanging Shares from the same share class of another VISION Fund (other than a money market fund);

     o through wrap accounts or other investment programs where you pay the investment professional directly for services;

     o through investment professionals that receive no portion of the sales charge;

     o as a current or retired Trustee, Director or employee of the Fund, the Adviser, the Distributor, the Sub-adviser and their affiliates, and the immediate family members of these individuals;

     o as an employee of a dealer which has a selling group agreement with the Distributor;

     o as an investor referred by any sub-adviser to the Funds.

     If your investment qualifies for a reduction or elimination of the sales charge, you or your investment professional must notify the Fund's Distributor, Federated Securities Corp., or Mutual Fund Services at time of purchase. If the Distributor or Mutual Fund Services is not notified, you will receive the reduced sales charge only on additional purchases, and not retroactively on previous purchases.


     SALES CHARGE WHEN YOU REDEEM--Class B Shares and Class C Shares Your redemption proceeds with respect to Class B Shares may be reduced by a sales charge, commonly referred to as a contingent deferred sales charge (CDSC), as follows:

SHARES HELD UP TO:       CLASS B SHARES--CDSC
1 year                   5.00%
2 years                  4.00%
3 years                  3.00%
4 years                  3.00%
5 years                  2.00%
6 years                  1.00%
7 years or more          0.00%

     Class B Shares convert to Class A Shares (which pay lower ongoing expenses) eight years after purchase. This is a non-taxable event.

     Your redemption proceeds with respect to Class C Shares may be reduced by a CDSC of 1.00% on Shares held up to one year.


You will not be charged a CDSC when redeeming Shares:
 o purchased with reinvested dividends or capital gains;
 o you reinvested within 90 days of a previous redemption;

     o if you exchange Class B Shares into the Class B Shares of another VISION Fund where the Shares were held for the applicable CDSC holding period;

     o purchased through investment professionals who did not receive advanced sales payments;

 o if, after you purchase Shares, you become disabled, as defined by the IRS;
 o if the redemption qualified under the Systematic Withdrawal Program;

     o if the Fund redeems your Shares and closes your account for not meeting the minimum balance requirement;

 o if your redemption is a required retirement plan distribution;
 o upon the death of the last surviving shareholder of the account.

     If your redemption qualifies, you or your investment professional should notify the Distributor at the time of redemption to eliminate the CDSC. If the Distributor is not notified, the CDSC will apply.



     To keep the sales charge as low as possible, the Fund redeems your Shares in this order:

 o Shares that are not subject to a CDSC; and

     o Shares held the longest (to determine the number of years your Class B Shares have been held, include the time you held Class B shares of other VISION Funds that have been exchanged for Shares of this Fund).

     The CDSC is then  calculated  using the share  price at time of purchase or
redemption,                  whichever                 is                 lower.



How are the Funds Sold?
--------------------------------------------------------------------------------

     The Trust offers seven classes of Shares: Class A Shares, Class B Shares, Class C Shares, Class S Shares, Institutional Shares, Institutional I Shares and Institutional II Shares. Each class represents interests in a single portfolio of securities. Each Equity Fund, Balanced Fund and each Fixed Income Fund offers Class A Shares, Class B Shares and Institutional I Shares and, in addition, Small Cap Growth Fund offers Class C Shares. Each Managed Allocation Fund offers Class A and Class B Shares. Each Money Market Fund offers Class A Shares and Institutional I Shares and, in addition, VISION Money Market Fund offers Class B Shares, Class S Shares, Institutional Shares and Institutional I Shares; Tax Free Money Market Fund, Pennsylvania Tax Free Money Market Fund and U.S. Government Money Market Fund offer Institutional II Shares; and U.S. Treasury Money Market Fund offers Class A Shares, Class S Shares and Institutional II Shares.

     This prospectus relates only to Class A Shares, Class B Shares and Class C Shares. All Share classes have different sales charges and other expenses, which affect their performance. Contact your investment professional or call Mutual Fund Services at (800) 836-2211 for more information concerning Class S Shares, Institutional Shares, Institutional I Shares and Institutional II Shares.

     The Fund's Distributor markets the Shares described in this prospectus to institutions or individuals, directly or through an investment professional that has an agreement with the Distributor (Authorized Dealer). When the Distributor receives marketing fees and sales charges, it may pay some or all of them to investment professionals. The Distributor and its affiliates may pay out of their assets other amounts (including items of material value) to investment professionals for marketing and servicing Shares. The Distributor is a subsidiary of Federated Investors, Inc. (Federated).


RULE 12B-1 PLANS

     The Funds have adopted a Rule 12b-1 Plan on behalf of Class A, Class and Class C Shares, which allows it to pay marketing fees to the Distributor for the sale and distribution of the Funds' Class A, Class B and C Shares. In the case of Class B and C Shares, the Plan may also be used to compensate the Distributor, the Adviser, a sub-adviser, their affiliates or investment professionals for commissions advanced on the sale of those Shares. The Distributor may voluntarily waive or reduce its fees. Because these Shares pay marketing fees on an ongoing basis, your investment cost may be higher over time than other shares with different sales charges and marketing fees.


SHAREHOLDER SERVICES

     The Funds have  adopted a  Shareholder  Services  Plan on behalf of Class A
Shares, Class B Shares and Class C Shares, which is administered by Federated Services Company. M&T Securities, Inc. (M&T Securities) acts as shareholder servicing agent for the Funds, providing shareholder assistance, communicating or facilitating purchases and redemptions of Shares, and distributing prospectuses and other information.


How to Purchase Shares
--------------------------------------------------------------------------------


PLACING YOUR ORDER

     You may purchase Shares through M&T Bank, M&T Securities or through an Authorized Dealer at the NAV next determined after the purchase order is received plus any applicable sales charge.

     Where a Fund offers more than one Share class and you do not specify the class choice on your form of payment, you automatically will receive Class A Shares.

     The Funds reserve the right to reject any purchase request. This includes, for example, a request from any individual or group who, in a Fund's view, is likely to engage in excessive trading (usually defined as more than four transactions out of a Fund within a calendar year.

The Funds do not issue share certificates.


THROUGH M&T SECURITIES, INC.

     To purchase Shares through a representative of M&T Securities call (800) 724-5445.


THROUGH AN AUTHORIZED DEALER

     Contact your Authorized Dealer for specific instructions on how to purchase Shares.


PAYMENT METHODS

     Payment may be made by check, federal funds wire or Automated Clearing House (ACH).


PAYMENT BY CHECK

     To purchase Shares of a Fund for the first time by mail using a check as payment, complete and sign an account application form and mail it, together with a check payable to (Name of the Fund and Class of Shares) to:

    VISION Group of Funds
    P.O. Box 4556
    Buffalo, New York 14240-4556

     Current shareholders can purchase Shares by mail by sending a check to the same address. Orders by mail are considered received after payment by check has been converted into federal funds. This is normally the next business day after the check is received.

     The Funds will no longer accept cash, money orders, credit cards, travelers checks, counter checks, or non-government third party checks (checks, other than government checks, made payable to a third party and endorsed over to VISION). Government checks (such as IRS rebate checks) that are made payable to you may continue to be endorsed over to your VISION Fund account or accounts you open (such as an Education IRA you open for your child or grandchild).

     Shares of the Money Market Funds purchased by check begin earning dividends on the day after the check is converted into federal funds.


PAYMENT BY WIRE

     You may purchase Shares by Federal Reserve wire, whereby your bank sends money to the Funds' custodian bank through the Federal Reserve wire system. Wire orders will only be accepted on days on which the Funds, M&T Bank, and the Federal Reserve wire system are open for business. Some financial institutions may charge a fee for wire services.

     o Taxable Money Market Funds-If you place your order before 3:00 p.m. (Eastern time) and if payment by federal funds is received by the Fund by 3:00 p.m. (Eastern time), you will begin earning dividends that day; otherwise, you will begin earning dividends the next day.

     o Tax Free Money Market Funds-If you place your order before 11:00 a.m. (Eastern time) and if payment by federal funds is received by the Fund by 3:00 p.m. (Eastern time), you will begin earning dividends that day; otherwise, you will begin earning dividends the next business day.

     o Equity, Balanced and Income Funds-If you place your order before the close of regular trading, normally 4:00 p.m. (Eastern time), you will receive that closing day's NAV, provided that your payment by federal funds is received the next business day.

PAYMENT BY ACH

     You may purchase Shares by transferring money via ACH from your checking or NOW deposit account to your Fund account. If you place your order by 3:00 p.m. (Eastern time), you will receive that day's closing NAV. Since ACH transfers are processed overnight, you will not begin earning dividends on purchases of the Money Market Funds until the next business day.


CUSTOMER AGREEMENTS

     Shareholders normally purchase Shares through different types of customer accounts at M&T Bank and its affiliates. You should read this prospectus together with any agreements between you and the M&T Bank to learn about the services provided, the fees charged for those services, and any restrictions and limitations imposed.



SYSTEMATIC INVESTMENT PROGRAM

     Once you have opened a Fund account, you can add to your investment on a regular basis in amounts of $25 or more through automatic deductions from your checking or NOW deposit account. The money may be withdrawn and periodically invested in Fund Shares at the next NAV calculated after your order is received plus any applicable sales charge. To sign up for this program, please call Mutual Fund Services for an application.


THROUGH AN EXCHANGE

     You may purchase Shares of a Fund through an exchange from the same Share class of another VISION Fund. You must meet the minimum initial investment requirement for purchasing Shares and both accounts must have identical registrations.


RETIREMENT INVESTMENTS

     Shares of the Funds can be purchased as an investment for retirement plans or IRA accounts. You may be subject to an annual IRA account fee. Each Tax Free Money Market Fund, and New York Municipal Bond Fund, Maryland Municipal Bond Fund, and Pennsylvania Municipal Bond Fund are generally not appropriate for retirement plans or IRA accounts. For further details, contact the Funds and consult a tax adviser.


How to Redeem Shares
--------------------------------------------------------------------------------

     Each Fund redeems Shares at its NAV next determined after the Fund receives the redemption request in proper form, subject to daily cut-off times, less any applicable CDSC. Shares may be redeemed by telephone or by mail. Redemption requests for Shares held through an IRA account must be made by mail and not by telephone.

     You should note that there may be different cut-off times, depending upon the method of payment you choose (see "Redemption Payment Options" below).


REDEMPTION ORDER METHODS

By Telephone

     To redeem Shares by telephone, call Mutual Fund Services at (800) 836-2211, your M&T Securities representative, or your Authorized Dealer. The proceeds will be sent via check, Federal Reserve wire or ACH to your designated bank account.

     You are automatically eligible to make telephone redemptions unless you check the box on your new account application form to decline the privilege. It is recommended that you provide the necessary information for the telephone redemption option on your initial application. If you do not do this and later wish to take advantage of the telephone redemption privilege, you may call Mutual Fund Services for authorization forms.

     The Funds reserve the right to modify or terminate the telephone redemption privilege at any time. Shareholders will be notified prior to any modification or termination. Your telephone instructions may be electronically recorded for your protection. Shareholders who accept the telephone instructions may be electronically recorded for your protection. Shareholders who accept the telephone redemption service authorize the Trust and its agents to act upon their telephonic instructions to redeem Shares from any account for which they have authorized such services. Redeeming Fund Shares over the telephone is extremely convenient, but not without risk. Although the Fund has created certain safeguards and procedures to confirm the identity of callers and the authenticity of instructions, the Fund is not responsible for any losses or costs incurred by following telephone instructions we reasonably believe to be genuine. If you or your financial intermediary transact with the Fund over the telephone, you will generally bear the risk of any loss.


By Mail
You may redeem Shares by sending your written request to:

    VISION Group of Funds
    P.O. Box 4556
    Buffalo, New York 14240-4556

     Your written request must include your name, the Fund's name and Share class, your account number, and the number of shares or dollar amount you wish to redeem. Please call Mutual Fund Services at (800) 836-2211 for specific instructions before redeeming by mail.


REDEMPTION PAYMENT OPTIONS

     You may receive your redemption proceeds by wire, by ACH transfer, or by check.


By Wire

     o Money Market Funds-If you call before 3:00 p.m. (Eastern time), proceeds of a wire order will be wired that same day to your M&T Bank account or other designated bank account of a bank that is a member of the Federal Reserve System. If you request a same-day wire redemption, you will not receive dividends for that day. Orders received after 3:00 p.m. (Eastern time) will receive dividends for that day and will be processed at the NAV next determined following receipt of the request in proper form. Wire transfers of proceeds from redemptions can only be made on days on which the Federal Reserve wire system, M&T Bank, and the Funds are open for business.

     o Equity, Managed Allocation, Balanced and Income Funds-To receive payment of redemption proceeds by wire, call before the close of regular trading, normally 4:00 p.m. (Eastern time), to receive that day's closing NAV. Proceeds of a wire order will be wired the next day to your M&T Bank account or other designated bank account of a bank that is a member of the Federal Reserve System. Wire transfers of proceeds from redemptions can only be made on days on which the Federal Reserve wire system, M&T Bank, and the Funds are open for business.

o Certain financial institutions may charge a fee for wire transfers.

By ACH

     You may have redemption proceeds sent directly to your checking or NOW deposit account via ACH transfer from the Fund. If you place your order by 3:00 p.m. (Eastern time), you will receive that day's closing NAV. Since ACH transfers are processed overnight, you will not receive redemption proceeds until the second business day.


By Check

     Normally, a check for the proceeds is mailed within one business day after your redemption order is received, but in no event more than seven business days, after receipt of a proper redemption request.


ADDITIONAL CONDITIONS

Signature Guarantees

     You must have a signature guarantee on written redemption requests:

     o when you are requesting a redemption of $50,000 or more;

     o when you want a redemption to be sent to an address other than the one you have on record with the Fund; or

     o when you want the redemption payable to someone other than the shareholder of record. Your signature can be guaranteed by any federally insured financial institution (such as a bank or credit union) or a broker-dealer that is a domestic stock exchange member, but not by a notary public.


Limitations on Redemption Proceeds

     Redemption proceeds are normally transmitted within one business day (or sooner, as described under "Redemption Payment Options") after receiving a request in proper form. However, payment may be delayed up to seven days:

o to allow your purchase payment to clear;

o during periods of market volatility; or

     o when a shareholder's trade activity or amount adversely impacts a Fund's ability to manage its assets.

SYSTEMATIC WITHDRAWAL PROGRAMS (SWP)

     Class A Shares
You may automatically redeem Class A Shares in a minimum amount of $50 on a regular basis. Your account must be worth at least $10,000 at the time the program is established. This program may reduce, and eventually deplete, your account. Payments should not be considered yield or income. Generally, it is not advisable to continue to purchase Class A Shares subject to a sales charge while redeeming Shares using this program. For more information and an application form for this program call Mutual Fund Services at (800) 836-2211.



Class B Shares and Class C Shares

     A CDSC will not be charged on SWP redemptions of Class B Shares or Class C Shares if:

o Shares redeemed are 12% or less of the account value in a single year; and,
o the account is at least one year old; and,
o all dividends and capital gains distributions are reinvested; and

     o the account has at least a $10,000 balance when the SWP is established (multiple Class B Share accounts cannot be aggregated to meet this minimum balance).

     You will be subject to a CDSC on redemption amounts that exceed the 12% annual limit. In measuring the redemption percentage, your account is valued when you establish the SWP and then annually at calendar year-end.

     This program may reduce, and eventually deplete, your account. Payments should not be considered yield or income. For more information and an application form for this program call Mutual Fund Services at (800) 836-2211.


CHECKWRITING

     You may request checks to redeem Shares of the Money Market Funds. Your account will continue to receive the daily dividend declared on the Shares being redeemed until the check is presented for payment. The ability to redeem Shares by check may not be available when establishing an account through an investment professional. You should read this prospectus together with any applicable agreement between you and the institution to learn about the services provided, the fees charged for those services, and any restrictions or limitations that may be imposed. For more information, contact Mutual Fund Services.


ONLINE TRANSACTIONS

     Shareholders of the Money Market Funds can purchase, redeem or exchange Shares on-line by signing up for the M&T Online Trading Service. For more information, contact Mutual Fund Services at (800) 836-2211.


REDEMPTION IN KIND

     Although the Funds intend to pay Share redemptions in cash, each Fund reserves the right to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.


REDEMPTION FROM RETIREMENT ACCOUNTS

     In the absence of your specific instructions, 10% of the value of your redemption from a retirement account in a Fund may be withheld for taxes. This withholding only applies to certain types of retirement accounts.


How to Exchange Shares
--------------------------------------------------------------------------------

     You may exchange Shares of a Fund for the same Share class of another VISION Fund or certain other funds distributed by Federated Securities Corp. at the NAV next determined after the Fund receives the exchange request in proper form. You also would pay applicable sales charges when exchanging Shares from one of the Money Market Funds into one of the Income, Managed Allocation, Balanced or Equity Funds. In order to exchange Shares you must:

     o meet the minimum initial investment requirements (if the exchange results in the establishment of a new account);

     o establish an account in the Fund you want to acquire if you do not have an account in that Fund;

o ensure that the account registrations are identical;
o receive a prospectus for the Fund into which you wish to exchange; and
o only exchange into a Fund that may be legally sold in your state of residence.

     An exchange is treated as a redemption and subsequent purchase and is a taxable transaction.

     For additional information about the exchange privilege, call Mutual Fund Services at (800) 836-2211.



CLASS A SHARE EXCHANGES

Exchanges at NAV

     If you exchange between Funds with different sales charges, the exchange will be made at NAV.

     If you paid a sales charge once (including Shares acquired through reinvestment of dividends and capital gains) you will not have to pay the sales charge again upon exchange. This is true even if you exchange out of a Fund with a sales charge, then into a Fund without a sales charge and back into a Fund with a sales charge.


Exchanges Subject to a Sales Charge

     If you purchased into a Fund without a sales charge, and exchange into a Fund with a sales charge, you will be assessed the applicable sales charge when you make the exchange. However, the sales charge will not be applied to any Shares that you acquired through reinvestment of dividends and capital gains. Dividends of the Class A Shares of the Money Market Funds can be reinvested into Class A Shares of any other VISION Fund at NAV at time of payment.


CLASS B SHARE EXCHANGES

     You may exchange Class B Shares from one Fund to Class B Shares of another at NAV without any sales charge. The time you held the original Class B Shares will be added to the time you held the exchanged-for Class B Shares for purposes of calculating any applicable CDSC when you ultimately redeem those Shares.

     The Funds may modify or terminate the exchange privilege at any time, and shareholders will be notified prior to any modification or termination. The Funds' management or adviser may determine from the amount, frequency, and pattern of exchanges that a shareholder is engaged in excessive trading that is detrimental to a Fund and other shareholders. If this occurs, the Fund may terminate the availability of exchanges to that shareholder, limit the number of exchanges allowed, and may bar that shareholder from purchasing other VISION Funds.


EXCHANGING SHARES BY TELEPHONE

     You may exchange  Shares  between Funds by calling  Mutual Fund Services at
(800) 836-2211.

Money Market Funds

     Your telephone instructions must be received by M&T Bank by 3:00 p.m. (Eastern time) and transmitted to Federated Shareholder Services Company by 4:00 p.m. (Eastern time) for Shares to be exchanged that same day.


Equity, Managed Allocation, Balanced and Income Funds

     Exchange instructions must be received by Mutual Fund Services and transmitted to Federated Shareholder Services Company by the close of regular trading, normally 4:00 p.m. (Eastern time), for Shares to be exchanged that same day.

     You will not receive a dividend from the Fund into which you are exchanging on the date of the exchange.

     You will automatically be eligible for telephone exchanges, unless you check the box on the new account application form to decline this privilege. It is recommended that you provide the necessary information for the telephone exchange option on your initial application. If you do not do this and later wish to take advantage of the privilege, you may call Mutual Fund Services for authorization forms.

     Shareholders who accept the telephone exchange service authorize the Trust and its agents to act upon their telephonic instructions to exchange Shares from any account for which they have authorized such services. Exchanging Fund Shares over the telephone is extremely convenient, but not without risk. Although the Fund has created certain safeguards and procedures to confirm the identity of callers and the authenticity of instructions, the Fund is not responsible for any losses or costs incurred by following telephone instructions we reasonably believe to be genuine. If you or your financial intermediary transact with the Fund over the telephone, you will generally bear the risk of any loss.


EXCHANGING SHARES BY MAIL
You may exchange Shares by mail by sending your written request to:

   VISION Group of Funds
   P.O. Box 4556
   Buffalo, New York 14240-4556

     All written requests must include your name, the Fund's name and Share class, your account number, and the number of shares or dollar amount you wish to exchange and the name of the Fund into which the exchange is to be made.



SYSTEMATIC TRANSFER/EXCHANGE PLAN (STEP)

     You may exchange Shares from one Fund into another Fund on a monthly, quarterly or annual basis. Exchanges must be at least $25 and are subject to limitations and any applicable sales charges as described above. For more information and an application form for the Systematic Transfer/Exchange Plan, call Mutual Fund Services at (800) 836-2211.


 Account and Share Information
--------------------------------------------------------------------------------


CONFIRMATIONS AND ACCOUNT STATEMENTS

     Except with respect to the Money Market Funds, you will receive confirmation of purchases, redemptions and exchanges (except systematic transactions). Shareholders of all Funds will receive periodic statements reporting all account activity, including systematic transactions, dividends and capital gains paid.


DIVIDENDS AND CAPITAL GAINS

                                                                 DIVIDENDS DECLARED/
                                                                 DIVIDENDS PAID
FUND
International  Equity  Fund,  Small Cap Growth  Fund,            Annually/Annually
Multi Cap Growth Fund
Small Cap Stock Fund,  Mid Cap Growth Fund,  Mid Cap Stock Fund, Quarterly/Quarterly
Large Cap Growth Fund, Large Cap Stock Fund,  Equity Index Fund,
Large Cap Value Fund, Balanced Fund, Managed Allocation Funds
Equity Income Fund                                               Monthly/Monthly
Intermediate-Term  Bond Fund, Income Fund,  Short-Term Corporate Daily/Monthly
Bond Fund, Maryland Municipal Bond Fund,  Pennsylvania Municipal
Bond Fund, New York Municipal Bond Fund,  U.S.  Government  Bond
Fund,  Short Duration  Government Bond Fund,  Money Market Fund,
Pennsylvania  Tax Free Money Market Fund,  Tax Free Money Market
Fund,  New York Tax Free  Money  Market  Fund,  U.S.  Government
Money Market Fund, U.S. Treasury Money Market Fund


     Only shareholders of a Fund on the record date are entitled to receive payments of dividends and/or capital gains.

     The Money Market Funds do not expect to realize any capital gains or losses If capital gains or losses were to occur, they could result in an increase or decrease in dividends.

     In addition, each Fund intends to pay any capital gains at least annually. Your dividends and capital gains distributions will be automatically reinvested in additional Shares without a sales charge, unless you elect cash payments.

     If you purchase Shares just before a Fund declares a dividend (other than a Fund that declares dividends daily) or capital gain distribution, you will pay the full price for the Shares and then receive a portion of the price back in the form of a distribution, whether or not you reinvest the distribution in Shares. Therefore, you should consider the tax implications of purchasing Shares shortly before a Fund declares a dividend or capital gain.


ACCOUNTS WITH LOW BALANCES

     Due  to  the  high  cost  of   maintaining   accounts  with  low  balances,
non-retirement accounts may be closed if redemptions or exchanges cause the account balance to fall below $250. Before an account is closed, you will be notified and allowed 30 days to purchase additional Shares to meet the minimum account balance required.



TAX INFORMATION

     The Funds send you an annual statement of your account activity to assist you in completing your federal, state and local tax returns. Fund distributions of dividends and capital gains are taxable to you whether paid in cash or reinvested in a Fund. Tax information will be mailed to you on or before January 31 each year. Capital gains distributions are taxable at different rates depending upon the length of time a Fund holds its assets.

The Funds' distributions are expected to be as follows:



FUND                                                DISTRIBUTIONS ARE EXPECTED TO BE
                                                    PRIMARILY:
International   Equity  Fund,  Small  Cap  Growth   Capital Gains
Fund,  Small Cap Stock Fund, Mid Cap Growth Fund,
Mid Cap Stock Fund,  Multi Cap Growth Fund, Large
Cap Growth  Fund,  Large Cap Stock  Fund,  Equity
Index Fund,  Managed  Allocation  Fund-Aggressive
Growth, Managed Allocation Fund-Moderate Growth
Large  Cap  Value  Fund,   Equity   Income  Fund,   Dividends  and Capital
Balanced      Fund,       Managed      Allocation   Gains
Fund-Conservative Growth
Intermediate-Term    Bond   Fund,   Income   Fund,  Dividends
Short-Term    Corporate   Bond   Fund,    Maryland
Municipal Bond Fund,  Pennsylvania  Municipal Bond
Fund,   New  York   Municipal   Bond  Fund,   U.S.
Government  Bond Fund,  Short Duration  Government
Bond Fund,  Money  Market Fund,  Pennsylvania  Tax
Free Money  Market  Fund,  Tax Free  Money  Market
Fund,  New York Tax Free Money Market  Fund,  U.S.
Government Money Market Fund, U.S.  Treasury Money
Market Fund


     It is anticipated that distributions for New York Tax Free Money Market Fund, New York Municipal Bond Fund, Pennsylvania Municipal Bond Fund, Maryland Municipal Bond Fund, Tax Free Money Market Fund and Pennsylvania Tax Free Money Market Fund will be primarily dividends that are exempt from federal income tax, although a portion of each Fund's dividends may not be exempt. Dividends may be subject to state and local taxes, although each of these Funds' dividends will be exempt from New York, Pennsylvania or Maryland state personal income tax to the extent that they are derived from interest on obligations exempt from New York, Pennsylvania or Maryland personal income taxes, respectively. Redemptions and exchanges are taxable sales. Capital gains and non-exempt dividends are taxable whether paid in cash or reinvested in the Fund. Please consult your tax adviser regarding your federal, state, and local tax liability.


Who Manages the Funds?
-------------------------------------------------------------------------------

     The Board of Trustees (the Board) governs the Funds. The Board selects and oversees the Adviser, M&T Asset Management, a department of M&T Bank. The Adviser manages each Fund's assets, including buying and selling portfolio securities. The Adviser's address is One M&T Plaza, Buffalo, New York 14240.

     The Adviser is the principal banking subsidiary of M&T Bank, a regional bank holding company in existence since 1969. M&T Bank was founded in 1856 and provides comprehensive banking and financial services to individuals, governmental entities and businesses throughout New York State and Pennsylvania, and parts of Maryland and West Virginia. As of December 31, 2002, M&T Bank had over $8.4 billion in assets under management. M&T Bank has served as investment adviser to the Funds since 1988. As of December 31, 2002, M&T Bank managed $2.7 billion in net assets of money market funds and $1.0 billion in net assets of fluctuating mutual funds. On April 1, 2003, M&T Bank acquired Allfirst, parent of AIA, adviser to the ARK Funds, and as a result, AIA is now a wholly-owned subsidiary of M&T Bank. As part of its regular banking operations, M&T Bank may make loans to public companies. Thus, it may be possible, from time to time, for the Funds to hold or acquire the securities of issuers which are also lending clients of M&T Bank. The lending relationship will not be a factor in the selection of securities.

     For its services under an Advisory Contract, the Adviser receives an annual Advisory Fee from each Fund, equal to a percentage of each Fund's average daily net assets as follows:



      FUND                                       ADVISORY
                                                 FEE
      International Equity Fund                  1.00%
      Small Cap Growth Fund                      0.85%
      Small Cap Stock Fund                       0.85%
      Mid Cap Growth Fund                        0.85%
      Mid Cap Stock Fund                         0.85%
      Multi Cap Growth Fund                      0.70%
      Large Cap Growth Fund                      0.85%
      Large Cap Stock Fund                       0.85%
      Equity Index Fund                          0.20%
      Large Cap Value Fund                       0.70%
      Equity Income Fund                         0.70%
      Balanced Fund                              0.65%
      Managed Allocation Funds                   0.25%
      Intermediate-Term Bond Fund                0.70%
      Income Fund                                0.60%
      Short-Term Corporate Bond Fund             0.70%
      Maryland Municipal Bond Fund               0.70%
      Pennsylvania   Municipal   Bond            0.70%
      Fund
      New York Municipal Bond Fund               0.70%
      U.S. Government Bond Fund                  0.70%
      Short Duration  Government Bond            0.60%
      Fund
      Money Market Fund                          0.50%
      Tax Free Money Market Fund                 0.50%
      Pennsylvania   Tax  Free  Money            0.50%
      Market Fund
      New York Tax Free Money  Market            0.50%
      Fund
      U.S.  Government  Money  Market            0.50%
      Fund
      U.S. Treasury Money Market Fund            0.50%

-------------------------------------------------------------------------------

     The Adviser may voluntarily waive a portion of its fee or reimburse a Fund for certain operating expenses.

     In addition to the investment management services provided by the Adviser, the Adviser's affiliate M&T Securities, Inc. also provides administrative services to the Funds and is entitled to receive a maximum fee of .04% of the Funds' average daily net assets for such administrative services. M&T Securities, Inc. and its affiliates also may receive up to .25% of the Funds' average daily net assets of the shareholder services and up to .25% of average daily net assets of the Funds' Class B Shares for distribution services provided to the Funds.



SUB-ADVISERS

     The Adviser has entered into a Sub-Advisory Agreement with UBS, which sub-advises International Equity Fund. UBS is a wholly-owned subsidiary of UBS AG. UBS was organized in 1989 and was acquired by Swiss Bank Corporation, a predecessor company of UBS AG. As of December 31, 2002, UBS manages approximately $403 billion in assets. Subject to the supervision of the Adviser and the Board and in accordance with the investment objective and restrictions of International Equity Fund, UBS manages International Equity Fund, makes decisions with respect to and places orders for all purchases and sales of its portfolio securities, and maintains the records relating to such purchases and sales. For its services, UBS receives a fee based upon a percentage of the International Equity Fund's average daily net assets, which is paid by the Adviser and not by the Fund.

     The Adviser has entered into a Sub-Advisory Agreement with LSV, which sub-advises the value equity portion of the Small Cap Stock Fund. LSV is an active quantitative value equity money manager. As of December 31, 2002, LSV oversees approximately $9.68 billion of client assets in a broad range of investment styles for retirement plans, endowments and foundations, corporations, public funds and mutual fund sponsors. Subject to the supervision of the Adviser and the Board and in accordance with the investment objective and restrictions of the Fund, LSV manages the value equity portion of Small Cap Stock Fund, makes decisions with respect to and places orders for all purchases and sales of its portfolio securities, and maintains the Fund's records relating to such purchases and sales. For its services, LSV receives a fee based upon a percentage of the Small Cap Stock Fund's average daily net assets, which is paid by the Adviser and not by the Fund.

     The Adviser has entered into a Sub-Advisory Agreement with Mazama, which sub-advises the growth equity portion of Small Cap Stock Fund. Mazama focuses solely on small cap investing and has managed small cap portfolios since 1993. As of December 31, 2002, Mazama oversees approximately $1.44 billion of client assets in institutional accounts for corporations, public funds and mutual fund sponsors. Subject to the supervision of the Adviser and the Board and in accordance with the investment objective and restrictions of the Fund, Mazama manages the growth equity portion of Small Cap Stock Fund, makes decisions with respect to and places orders for all purchases and sales of its portfolio securities, and maintains the Fund's records relating to such purchases and sales. For its services, Mazama receives a fee based upon a percentage of the Small Cap Stock Fund's average daily net assets, which is paid by the Adviser and not by the Fund.

     The Adviser has entered into a Sub-Advisory Agreement with Independence, which sub-advises Mid Cap Stock Fund. Independence has complete discretion to manage portfolio securities of the Fund, subject to the Fund's investment objective, policies and limitations. Independence is a registered investment adviser founded in 1982 and a subsidiary of John Hancock Financial. As of December 31, 2002, Independence and its subsidiaries manage approximately $18.9 billion in assets. For its services, Independence receives a fee based upon a percentage of the Mid Cap Stock Fund's average daily net assets, which is paid by the Adviser and not by the Fund.

     The Adviser has entered into a Sub-Advisory Agreement with Montag & Caldwell, which sub-advises Large Cap Growth Fund. Montag & Caldwell has complete discretion to manage portfolio securities of the Fund, subject to the Fund's investment objective, policies and limitations and subject to supervision of and oversight by the Adviser and the Fund's Board. Montag & Caldwell and its predecessors have been engaged in the business of providing investment counseling to individuals and institutions since 1945. Total assets under management for all clients (including two other mutual funds) were approximately $24 billion as of December 31, 2002. For its services, Montag & Caldwell receives a fee based upon a percentage of the Large Cap Growth Fund's average daily net assets, which is paid by the Adviser and not by the Fund.

     The Adviser has entered into a Sub-Advisory Agreement with Federated Investment Management Company (FIMCO), which sub-advises New York Tax Free Money Market Fund. FIMCO has complete discretion to manage portfolio securities of the Fund, subject to the Fund's investment objective, policies and limitations. FIMCO is a registered investment adviser and a subsidiary of Federated. FIMCO and other subsidiaries of Federated advise approximately 138 mutual funds and a variety of separate accounts, which totaled approximately $195 billion in assets as of December 31, 2002. For its services FIMCO receives a fee based upon a percentage of the New York Tax Free Money Market's average daily net assets, which is paid by the Adviser and not by the Fund.

     The Adviser (subject to the approval of the Board) may select and replace sub-advisers and amend Sub-Advisory agreements between the Adviser and the sub-advisers without obtaining shareholder approval. Accordingly, the Adviser may (subject to Board approval) appoint and replace sub-advisers and amend Sub-Advisory agreements without obtaining shareholder approval. The foregoing applies to all Funds except VISION Money Market Fund.



PORTFOLIO MANAGERS

     It is currently expected that the portfolio managers of each VISION Fund upon consummation of the Reorganization shall be as follows, although the Adviser will conduct an ongoing review of the Funds and their portfolio managers both prior to and following consummation of the Reorganization, and will make any changes that are deemed necessary or desirable.

     UBS's  Global  Equity  Committee  will be  responsible  for the  day-to-day
management  of   International   Equity  Fund  and  currently   manages   VISION
International Equity Fund.


     Mark Stevenson will be co-portfolio manager of Managed Allocation-Aggressive Growth Fund, Managed Allocation-Moderated Growth Fund and Managed Allocation-Conservative Growth Fund and is currently co-manager of VISION Managed Allocation Funds.


     Thomas D. DeHudy will be a co-portfolio manager of Small Cap Growth Fund and Multi Cap Growth Fund and is currently a co-portfolio manager of ARK Capital Growth Portfolio. Mr. DeHudy has been a Principal of AIA since 2001. Mr. DeHudy is also an equity analyst and provides research coverage for the technology sector and selected consumer cyclical areas. He was an analyst with Lord, Abbett & Co. from 1999 until he joined AIA. Prior to that, he was a portfolio manager and analyst with Howard Hughes Medical Institute, which he joined in 1989. Mr. DeHudy has more than 20 years of experience in investment researchHe is a Chartered Financial Analyst and earned his M.P.P. from the University of Michigan.

     H. Giles Knight will be a co-portfolio manager of Small Cap Growth Fund and is currently a co-portfolio manager of ARK Small Cap Equity Portfolio. He has been a Principal of AIA and Portfolio Manager since 1996 and a Senior Vice President of Allfirst since 1995. Mr. Knight has more than 30 years of experience in the investment industry. He earned his B.A. from Dartmouth College and his M.B. A. from Bernard Baruch School of Business, City College of New York.


     The value equity portion of Small Cap Stock Fund will be managed by LSV's team of portfolio managers, who are supported by specialized fundamental, quantitative and technical analysts. The role of the portfolio management team includes quantitative modeling, research, performance measurement and attribution analysis, benchmarking, optimization and programming. The team conducts ongoing research relating to management of the value equity portion of the Fund. LSV's team of portfolio managers currently manages the value equity portion of VISION Small Cap Growth Fund.

     The  growth  equity  portion  of Small Cap Stock  Fund will be  managed  by
Mazama's team of portfolio managers who are supported by specialized fundamental, quantitative and technical analysts. Mazama's team of portfolio managers currently manage the growth equity portion of VISION Small Cap Stock Fund.


     Mark Schultz will be a portfolio manager of Mid Cap Growth Fund, and a co-portfolio manager of Small Cap Growth Fund and Multi Cap Growth Fund and is currently co-portfolio manager of VISION Large Cap Core Fund. Mr. Schultz is a Vice President and Portfolio Manager with M&T Asset Management. He is responsible for management of equity model portfolios, with specific responsibility for the growth model. As an analyst, Mr. Schultz focuses on technology and diversified financial companies. Prior to joining M&T Asset Management in July 2001, Mr. Schultz worked as a portfolio manager with Caldwell Securities in Toronto, Canada from June 1996 to September 1999, and was engaged in the process of becoming a permanent U.S. resident from September 1999 through July 2001. He began his career with Royal Bank of Canada in country risk analysis and multinational corporate banking. Mr. Schultz holds his chartered financial analyst designation (CFA) and a doctorate in politics from the University of Oxford.



     Thomas R. Pierce will be a co-portfolio manager of Large Cap Stock Fund and Large Cap Value Fund and is currently portfolio manager of VISION Large Cap Value Fund and is co-portfolio manager of VISION Large Cap Core Fund and three other VISION Funds. Mr. Pierce is a Vice President of M&T Asset Management Department. Mr. Pierce joined M&T Bank in January 1995 from Merit Investment Advisors where he acted as Director of Fixed Income Product and Trading since 1993. For the period from 1987 to 1993, Mr. Pierce served as Fixed Income Manager at ANB Investment Management Company, where he directed the management of $3.5 billion of active and passive fixed income portfolios. Mr. Pierce is a Chartered Financial Analyst. He has a B.A. in Economics from Washington University, and an MBA from the University of Chicago.


     James Thorne will be a co-portfolio manager of Large Cap Stock Fund and Large Cap Value Fund and is currently co-portfolio manager of VISION Large Cap Core Fund. Mr. Thorne is a Vice President and Senior Portfolio Manager of M&T Asset Management Department, concentrating on equity selections as well as economic forecasting. Mr. Thorne joined M&T Bank in February 2001. From February 1994 through December 2000, he was Portfolio Manager at Caldwell Securities Investment Management. Prior to 1994 Mr. Thorne was a professor at the Schulich School of Business and at Bishop's University. Mr. Thorne received his Ph.D. in Economics, in the fields of Finance and Industrial Organization from York University in June 1993.


     Clyde L. Randall II will be a co-portfolio manager of Large Cap Stock Fund, Equity Income Fund and Balanced Fund and is currently a co-portfolio manager of ARK Blue Chip Equity Portfolio and ARK Equity Income Portfolio. Mr. Randall has been a Principal of AIA and Portfolio Manager since 1996 and a Vice President of Allfirst since 1995. He has more than 14 years of experience in investment research and equity analysis. He earned his B.A. from the University of Vermont, and is a Chartered Financial Analyst.

     Allen J. Ashcroft, Jr. will be a co-portfolio manager of Large Cap Stock Fund and Balanced Fund and is currently a co-portfolio manager of ARK Blue Chip Equity Portfolio and ARK Equity Income Portfolio. He has been a Principal of AIA and Portfolio Manager since 1996 and a Vice President of Allfirst since 1995. Mr. Ashcroft has more than 20 years of experience in investment research and equity analysis. He earned his B.A. from the University of Pittsburgh.

     J. Eric Leo will be a co-portfolio manager of Large Cap Stock Fund, Large Cap Value Fund and Balanced Fund and is currently a co-portfolio manager of ARK Value Equity Portfolio and heads a Portfolio Management Team that manages ARK Balanced Portfolio. Through the team approach, the firm seeks consistent implementation of process and continuity in investment management staff for ARK Balanced Portfolio. Mr. Leo has been Vice President and Senior Portfolio Manager of AIA and an officer of Allfirst since 1997. Mr. Leo has more than 30 years of experience in the investment industry. He earned his B.S. from the University of Richmond School of Business Admininstration.

     Barbara L. Rishel will be a co-portfolio manager of Large Cap Stock Fund, Large Cap Value Fund and Equity Income Fund and is currently a co-portfolio manager of ARK Value Equity Portfolio. Ms. Rishel has been a Principal of AIA since 2001. She is also an equity analyst. Ms. Rishel was a research analyst for The Adams Express Co. from 1997 until she joined AIA. She has more than 15 years of experience in the investment industry. She earned both her B.S. and M.B.A. from the University of Baltimore.



     David L. Watson has managed Large Cap Growth Fund since its inception in March 2000. Since 1998, Mr. Watson has been a Vice President and Senior Portfolio Manager of Montag & Caldwell, Inc. Mr. Watson has over 18 years of equity and fixed income investment management experience. He established an office for Merrill Lynch Asset Management in Atlanta in 1997 and was employed there through 1998. Prior to 1997, Mr. Watson was employed as a senior portfolio manager with Trusco Capital Management in Atlanta. Mr. Watson received his Bachelor's degree in Finance from Mississippi State University and his M.B.A. from the Goizueta Business School of Emory University. He is a Chartered Financial Analyst and member of the Atlanta Society of Financial Analysts.

     Clarence W. Woods, Jr. will be a co-portfolio manager of Equity Index Fund and is currently a co-portfolio manager of ARK Equity Index Portfolio. Mr. Woods has been a Vice President and Principal of, and Chief Equity Trader for, AIA since 1996. He heads the equity-trading unit. Mr. Woods has more than 17 years experience in the investment industry.

     Peter C. Hastings will be a co-portfolio manager of Equity Index Fund and is currently a co-portfolio manager of ARK Equity Index Portfolio. Mr. Hastings has been a Vice President of AIA since 1997. Mr. Hastings has more than 6 years of experience in the investment industry.

     Robert J.  Truesdell will be a  co-portfolio  manager of  Intermediate-Term
Bond Fund and Short Duration Government Bond Fund and has supervised the management of VISION Government Securities Fund since its inception. Mr. Truesdell also co-manages VISION Intermediate-Term Bond Fund and oversees VISION Money Market Funds. Mr. Truesdell joined M&T Bank as Vice President and Fixed Income Manager in 1988. He holds an M.B.A. in Accounting from the State University of New York at Buffalo.


     Wilmer C. Stith III will be the portfolio manager of Short-Term Corporate Bond Fund, and a co-portfolio manager of Income Fund, Intermediate-Term Bond Fund and U.S. Government Bond Fund and is currently co-portfolio manager of ARK Intermediate Fixed Income Portfolio, ARK U.S. Government Bond Portfolio and ARK Income Portfolio. He has been a Vice President of AIA and Portfolio Manager since 1996. He manages separate account money market accounts, assists in the management of the money market portfolios, and is responsible for analyzing and trading various fixed income securities. Mr. Stith has more than 10 years of experience in the investment industry. He is a Chartered Financial Analyst. Mr. Stith earned his B.A. from Kenyon College and his M.B.A. from Loyola College in Maryland.


     James M. Hannan will be a co-portfolio manager of Income Fund, U.S. Government Bond Fund, Short Duration Government Bond Fund, and Balanced Fund and is currently co-portfolio manager of ARK Income Portfolio, ARK U.S. Government Bond Portfolio, ARK Short-Term Treasury Portfolio, ARK Balanced Portfolio, ARK U.S. Treasury Money Market Portfolio, ARK U.S. Government Money Market Portfolio, ARK Money Market Portfolio, ARK Tax-Free Money Market Portfolio and ARK Pennsylvania Tax-Free Money Market Portfolio. He is also responsible for several separately managed institutional portfolios. Mr. Hannan has been Vice President and a Portfolio Manager of AIA since 1996 and a Vice President of Allfirst since 1987. He has more than 15 years of experience in the investment industry. Mr. Hannan earned his B.S. from the University of Maryland and his M.B.A. from George Washington University.


     Colleen M. Marsh will be a co-portfolio manager of Intermediate-Term Bond Fund and Pennsylvania Municipal Bond Fund and is currently co-portfolio manager of VISION Intermediate-Term Bond Fund and portfolio manager of VISION Pennsylvania Municipal Income Fund. She is Vice President and Senior Fixed Income Portfolio Manager for M&T Asset Management Department. She serves on M&T Asset Management Department's Fixed Income Committee, which is responsible for the analysis of interest rate movements, the economic outlook, portfolio strategy, and credit analysis. Prior to joining M&T Bank in October 2000, Ms. Marsh was Director of Fixed Income at Martindale Andres & Company (Martindale) in Philadelphia, a subsidiary of Keystone Financial, Inc. She was Vice President for Keystone and managed funds and portfolios in the Trust Department there since 1985. Ms. Marsh has a B.S. degree in Business Economics from Bloomsburg University.

     Susan L. Schnaars will be the portfolio manager of Maryland Municipal Bond Fund, and a co-portfolio manager of Pennsylvania Municipal Bond Fund and is currently the portfolio manager of ARK Maryland Tax Free Portfolio and co-portfolio manager of ARK Pennsylvania Tax Free Portfolio. Ms. Schnaars is also responsible for managing several large institutional accounts. She has been a Principal of AIA and Portfolio Manager since 1996 and a Vice President of Allfirst since 1992. Ms. Schnaars is a Chartered Financial Analyst and a Certified Public Accountant, and has more than 12 years of experience in the investment industry. She earned her B.S. and M.S. from Drexel University.

     Mark Tompkins will be the portfolio manager of New York Municipal Bond Fund and a co-portfolio manager of U.S. Government Bond Fund and is currently the portfolio manager of VISION New York Municipal Income Fund and VISION U.S. Government Securities Fund. He is a Senior Portfolio Manager in the M&T Asset Management Department. He is responsible for managing fixed income portfolios and the trading of fixed income securities for trust accounts. Prior to joining M&T Bank in August 1998, Mr. Tompkins spent over 4 years as a Portfolio Manager with Karpus Investment Management in Rochester, New York. At Karpus, he was responsible for managing fixed income investments for various portfolios including corporations and high net worth individuals. Mr. Tompkins holds a B.S. in Mechanical Engineering from Oakland University and a M.B.A. in Finance and Accounting from Syracuse University. He is a Chartered Financial Analyst candidate and a member of the Bond Club of Buffalo.



     FIMCO will be responsible for the day-to-day management of New York Tax Free Money Market Fund. FIMCO currently manages VISION New York Tax Free Money Market Fund.

     Independence's investment committee will be responsible for the day-to-day management of Mid Cap Stock Fund. Independence provides prudent, structured decision making from a recognized institutional money manager; a dedicated research group including both fundamental and quantitative analysts; and a goal of consistent performance and controlling risk. Independence's investment committee currently manages VISION Mid Cap Stock Fund.

Financial Information


FINANCIAL HIGHLIGHTS

     The following financial highlights are intended to help you understand the financial performance of each Existing VISION Fund and each Accounting Survivor for the past five fiscal years, or since inception, if the life of the Existing VISION Fund or the Accounting Survivor is shorter, and for the six-month period ended October 31, 2002. Some of the information is presented on a per Share basis. Total returns represent the rate an investor would have earned (or lost) on an investment in a Fund, assuming reinvestment of all dividends and capital gains.

     VISION Intermediate-Term Bond Fund, VISION Pennsylvania Municipal Bond Fund, VISION Small Cap Stock Fund and VISION International Equity Fund acquired the assets of a corresponding portfolio of the Governor Funds in a tax free reorganization on January 8, 2001. Each Governor Fund was deemed the "accounting survivor". The following financial information incorporates the operations of these funds as portfolios of the Governor Funds prior to January 8, 2001.

     The fiscal year end information for the Existing VISION Funds has been audited by Ernst & Young, LLP, whose report, along with the Funds' audited financial statements, is included in the April 30, 2002 Annual Report of the Trust. The fiscal year end information for the ARK Funds, which will be the Accounting Survivors in the Reorganization, has been audited by KPMG LLP, whose report, along with the Funds' audited financial statements, is included in the April 30, 2002 Annual Report of the ARK Funds.


Financial Highlights
                                 VISION Group of Funds
                                 Financial Highlights
      --------------------------------------------------------------------------
      (For a share outstanding throughout each period)



                                                  Net
                                               Realized
                                   Net            and
                                              Unrealized
                    Net                       Gain (Loss)
                     Asset      Investment        on                   Distributions
         Year        Value,       Income      Investments   Total       from Net
                                                  and         from
         Ended                                  Foreign
                   beginning    (Operating     Currency    Investment  Investment
       April 30,    of            Loss)      Transactions                Income
                    period                                 Operations
----------------------------------------------------------------------------------
      International Equity Fund - Class A Shares (c)
      1999 (d)      $10.00        0.11           0.48         0.59        ---
      2000 (f)      $10.59        0.08           1.28         1.36       (0.14)
      2001 (g)(h)   $11.67       0.01(i)        (1.31)       (1.30)       ---
      2002           $9.66        0.16          (0.71)       (0.55)      (0.16)
      2002 (j)       $8.95        0.03          (1.51)       (1.48)       ---
      International Equity Fund - Class B Shares
      2001 (k)      $10.25      (0.05)(i)       (0.55)       (0.60)       ---
      2002           $9.65        0.20          (0.83)       (0.63)      (0.13)
      2002 (j)       $8.89       (0.01)         (1.49)       (1.50)       ---
      Small Cap Stock Fund - Class A Shares (c)
      1998 (f)      $10.24       (0.01)          1.30         1.29        ---
      1999 (f)      $11.41       (0.01)          1.00         0.99        ---
      2000 (f)      $12.02       (0.03)          1.60         1.57        ---
      2001 (g)      $11.88      (0.08)(i)       (0.64)       (0.72)       ---
      (h)
      2002          $10.02       0.00(m)         0.77         0.77        ---
      2002 (j)      $10.45       (0.01)         (2.17)       (2.18)       ---
      Small Cap Stock Fund - Class B Shares
      2001 (k)       $9.75      (0.05)(i)        0.31         0.26        ---
      2002          $10.01       (0.06)          0.75         0.69        ---
      2002 (j)      $10.36       (0.04)         (2.15)       (2.19)       ---
      Mid Cap Stock Fund - Class A Shares (n)
      1998          $15.11        0.11           4.34         4.45       (0.09)
      1999          $16.13        0.05          (1.67)       (1.62)      (0.07)
      2000          $13.45       (0.01)          2.54         2.53       (0.02)
      2001          $15.51      (0.03)(i)        1.00         0.97         --
      2002          $14.51       0.00(m)        (0.12)       (0.12)        --
      2002 (j)      $14.39       0.00(m)        (2.47)       (2.47)        --
      Mid Cap Stock Fund - Class B Shares
      2000 (o)      $14.28       (0.03)          1.25         1.22         --
      2001          $15.50      (0.15)(i)        1.00         0.85         --
      2002          $14.38       (0.07)         (0.17)       (0.24)        --
      2002 (j)      $14.14       (0.06)         (2.43)       (2.49)        --




                        Distributions
                           from Net
                           Realized
   Distributions           Gain on
    in Excess of       Investments and                     Net Asset
   Net Investment     Foreign Currency        Total        Value, end       Total
       Income           Transactions                       of period      Return(a)
                                          Distributions
--------------------------------------------------------------------------------------

        ---                  ---               ---          $10.59          5.90%
        ---                (0.14)            (0.28)         $11.67         12.87%
        ---                (0.71)            (0.71)          $9.66        (11.41)%
        ---                  ---             (0.16)          $8.95         (5.60)%
        ---                  ---               ---           $7.47        (16.54)%

        ---                  ---               ---           $9.65         (5.85)%
        ---                  ---             (0.13)          $8.89         (6.42)%
        ---                  ---               ---           $7.39        (16.87)%

        ---                (0.12)            (0.12)         $11.41         12.72%
      (0.01)               (0.37)            (0.38)         $12.02          9.24%
        ---                (1.71)            (1.71)         $11.88         16.31%
        ---                (1.14)            (1.14)         $10.02         (6.57)%
        ---                (0.34)            (0.34)         $10.45          8.03%
        ---                  ---               ---           $8.27        (20.86)%

        ---                  ---               ---          $10.01          2.67%
        ---                (0.34)            (0.34)         $10.36          7.22%
        ---                  ---               ---           $8.17        (21.14)%

        --                 (3.34)            (3.43)         $16.13         31.40%
        --                 (0.99)            (1.06)         $13.45         (9.26)%
        --                 (0.45)            (0.47)         $15.51         19.88%
        --                 (1.97)            (1.97)         $14.51          6.51%
        --                   --                --           $14.39         (0.83)%
        --                   --                --           $11.92        (17.16)%

        --                   --                --           $15.50          8.54%
        --                 (1.97)            (1.97)         $14.38          5.69%
        --                   --                --           $14.14         (1.67)%
        --                   --                --           $11.65        (17.61)%



                            Ratios to Average Net Assets
-------------------------------------------------------------------------------------
                                   -------------------------
                                           Expense
                                           Waiver/
                                      Reimbursement (b)
                                   -------------------------
                    Net                                     Net
                                                             Assets,
                                   -------------------------
                 Investment                                    end      Portfolio
                                   -------------------------
                   Income                                   of period    Turnover
                                   -------------------------
   Expenses      (Operating                                 (000           Rate
                   Loss)                                    omitted)
-------------------------------------------------------------------------------------

      0.98% (e)    2.80%      (e)          1.86% (e)          $39,506      17%
      0.97%        0.72%                   1.85%              $44,697      56%
      1.46% (e)    0.07%      (e)          0.42% (e)          $34,916      73%
      1.64%        0.61%                   0.15%              $45,754      61%
      1.52% (e)    0.91%      (e)          0.25% (e)          $41,697      23%

      4.04% (e)   (0.50)%     (e)          0.00% (l)               $5      73%
      2.44%        0.04%                   0.10%                  $57      61%
      2.42% (e)    0.01%      (e)          0.10% (e)              $52      23%

      0.83%       (0.09)%                  1.33%             $135,612       8%
      1.04%       (0.05)%                  1.47%             $139,512      18%
      1.06%       (0.25)%                  1.40%             $148,926      43%
      1.30% (e)   (0.83)%     (e)          0.17% (e)         $113,499      21%
      1.23%       (0.57)%                  0.07%             $115,011      136%
      1.27% (e)   (0.29)%     (e)          0.10% (e)          $91,908      36%

      0.89% (e)   (0.72)%     (e)            ---                  $35      21%
      2.05%       (1.35)%                    ---                 $387      136%
      2.12% (e)   (1.12)%     (e)            ---                 $428      36%

      1.21%        0.65%                      --             $143,404      88%
      1.20%        0.32%                      --              $82,203      145%
      1.54%       (0.13)%                     --             $110,651      163%
      1.39%       (0.17)%                     --             $119,409      112%
      1.39%       (0.26)%                  0.06%             $119,407      91%
      1.23% (e)      --                    0.20% (e)          $99,863      38%

      2.45% (e)   (1.82)%     (e)             --                  $53      163%
      2.14%       (1.06)%                     --               $1,364      112%
      2.20%       (1.09)%                     --               $2,051      91%
      2.18% (e)   (0.95)%     (e)             --               $1,714      38%



  (a) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.
  (b) This voluntary expense decrease is reflected in both the expense and net investment income (net operating loss) ratios shown above.

  (c) Formerly Governor International Equity Fund and Governor Aggressive Growth Fund, respectively.
  (d) Reflects operations for the period from February 9, 1999 (date of public investment) to June 30, 1999.
  (e) Computed on an annualized basis.
  (f) Reflects operations for the year ended June 30.
  (g) Reflects operations for the period from July 1, 2000 to April 30, 2001. The Funds have changed their fiscal year end from June 30 to April 30.

  (h) Effective January 8, 2001, the Funds changed their investment adviser from Martindale Andres & Company LLC to Manufactures and Traders Trust Company.

  (i) Based on average shares outstanding.
  (j) Six months ended October 31, 2002 (unaudited).
  (k) Reflects operations for the period from January 10, 2001 (date of public investment) to April 30, 2001.
  (l) Amount represents less than 0.01%.
  (m) Amount represents less than $0.01 per share.
  (n) Prior to October 15, 1999, reflects operations for VISION Growth and Income Fund.
  (o) Reflects operations for the period from March 15, 2000 (date of initial public investment) to April 30, 2000.


       (See Notes which are an integral part of the Financial Statements)


                                       VISION Group of Funds
                                        Financial Highlights
------------------------------------------------------------------------------------------------
     (For a share outstanding throughout each period)

                                                        Net
                               Net Asset             Investment       Net Realized
            Year                 Value,                Income              and       Total
                                                                       Unrealized      from
           Ended               beginning             (Operating        Gain (Loss)
                                                                           on       Investment
         April 30,             of period               Loss)           Investments
                                                                                    Operations
------------------------------------------------------------------------------------------------
     Large Cap Growth Fund - Class A Shares
     2000 (c)                   $10.00                 0.01               0.03         0.04
     2001                       $10.04               (0.02)(f)           (1.47)       (1.49)
     2002                        $8.54                0.00(g)            (0.63)       (0.63)
     2002 (h)                    $7.91               (0.00)(g)           (1.35)       (1.35)
     Large Cap Growth Fund - Class B Shares
     2000 (i)                   $10.31                0.00(g)            (0.27)       (0.27)
     2001                       $10.04               (0.10)(f)           (1.47)       (1.57)
     2002                        $8.46                (0.02)             (0.68)       (0.70)
     2002 (h)                    $7.76                (0.02)             (1.34)       (1.36)



                           Distributions
                              from Net
DistributionDistributions
  from Net   in Excess of     Realized                         Net Asset
                  Net          Gain on          Total         Value, end          Total
Investment    Investment
   Income       Income       Investments    Distributions      of period        Return(a)
----------------------------------------------------------------------------------------------

    --            --             --              --             $10.04            0.40%
  (0.01)          --             --            (0.01)           $8.54           (14.87)%
    --            --             --              --             $7.91            (7.38)%
    --            --             --              --             $6.56           (17.07)%

    ---          ---            ---              --             $10.04           (2.62)%
  (0.01)         ---            ---            (0.01)           $8.46           (15.66)%
    ---          ---            ---             ---             $7.76            (8.27)%
    ---          ---            ---             ---             $6.40           (17.52)%


                    Ratios to Average Net Assets
---------------------------------------------------------------------



                                 Expense
                                 Waiver/
                              Reimbursement
                                   (b)

                   Net                       Net Assets,
                Investment                       end      Portfolio
                 Income                       of period   Turnover
  Expenses      (Operating                      (000        Rate
                  Loss)                       omitted)
---------------------------------------------------------------------

     0.00% (d)(e)   1.23% (d)    4.50% (d)       $6,617      1%
     1.51%        (0.23)%        0.14%          $12,128     52%
     1.18%          0.04%        0.29%          $15,368     45%
     1.27% (d)    (0.01)% (d)    0.38% (d)      $13,585     23%

     0.00% (d)(e)   0.99% (d)    5.50% (d)          $42      1%
     2.51%        (1.16)%        0.14%             $442     52%
     2.15%        (0.91)%        0.24%           $1,162     45%
     2.16% (d)    (0.90)% (d)    0.24% (d)       $1,067     23%



 (a) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.
 (b) This voluntary expense decrease is reflected in both the expense and net investment income (net operating loss) ratios shown above.
 (c) Reflects operations for the period from March 20, 2000 (date of initial public investment) to April 30, 2000.
 (d) Computed on an annualized basis.
 (e) Amount represents less than 0.01%.
 (f) Based on average shares outstanding.
 (g) Amount represents less than $0.01 per share.
 (h) Six months ended October 31, 2002 (unaudited).
 (i) Reflects operations for the period from April 6, 2000 (date of initial public investment) to April 30, 2000.


 (See Notes which are an integral part of the Financial Statements)

                                      VISION Group of Funds

                                      Financial Highlights

--------------------------------------------------------------------------------
     (For a share outstanding throughout each period)



                                        Net
                      Net Asset      Investment       Net Realized
                                                                                 Distributions
         Year           Value,         Income        and Unrealized   Total        from Net
                                                                        from
        Ended         beginning      (Operating      Gain (Loss) on
                                                                     Investment  Investment
      April 30,       of period        Loss)          Investments                   Income
                                                                     Operations
---------------------------------------------------------------------------------------------
     Large Cap Value Fund - Class A Shares (c)
     1998 (d)           $9.99          0.08              1.47           1.55       (0.07)
     1999              $11.47          0.19              0.78           0.97       (0.19)
     2000              $12.24          0.18             (0.94)         (0.76)      (0.18)
     2001              $11.14         0.09(f)            1.24           1.33       (0.09)
     2002              $11.96          0.06             (1.49)         (1.43)      (0.06)
     2002 (g)          $10.31          0.04             (2.39)         (2.35)      (0.03)
     Large Cap Value Fund - Class B Shares
     2000 (h)          $11.18          0.05              0.12           0.17       (0.06)
     2001              $11.13        (0.04)(f)           1.24           1.20       (0.01)
     2002              $11.90         (0.01)            (1.52)         (1.53)        --
     2002 (g)          $10.21         (0.01)            (2.36)         (2.37)        --
     Managed Allocation Fund - Aggressive Growth- Class A Shares (i)
     1999 (j)          $10.00          0.02              0.77           0.79       (0.02)
     2000 (k)          $10.77          0.11              0.75           0.86       (0.11)
     2001 (m)(n)       $11.49          0.07             (0.89)         (0.82)      (0.07)
     2002              $10.26          0.02             (0.63)         (0.61)      (0.02)
     2002 (g)           $9.49         (0.01)            (1.65)         (1.66)        --
     Managed Allocation Fund - Aggressive Growth- Class B Shares (o)
     2002               $9.49         (0.03)            (1.66)         (1.69)        --
     Managed Allocation Fund - Moderate Growth- Class A Shares (i)
     1999 (p)          $10.00          0.04              0.56           0.60       (0.04)
     2000 (k)          $10.56          0.18              0.54           0.72       (0.18)
     2001 (m)(n)       $11.09          0.14             (0.48)         (0.34)      (0.14)
     2002              $10.12          0.15             (0.39)         (0.24)      (0.16)
     2002 (g)           $9.70          0.05             (1.07)         (1.02)      (0.05)
     Managed Allocation Fund - Moderate Growth- Class B Shares (o)
     2002               $9.70          0.01             (1.08)         (1.07)      (0.02)




                                    Distributions
   Distributions        from Net
   in Excess of         Realized                                        Net
                                                         Asset
  Net Investment        Gain on             Total          Value, end     Total
      Income          Investments       Distributions       of period   Return(a)

        --                --               (0.07)            $11.47      15.51%
        --              (0.01)             (0.20)            $12.24       8.59%
        --              (0.16)             (0.34)            $11.14      (6.15)%
        --              (0.42)             (0.51)            $11.96      12.36%
        --              (0.16)             (0.22)            $10.31     (11.99)%
        --                --               (0.03)            $7.93      (22.82)%

        --              (0.16)             (0.22)            $11.13       1.62%
        --              (0.42)             (0.43)            $11.90      11.11%
        --              (0.16)             (0.16)            $10.21     (12.88)%
        --                --                 --              $7.84      (23.21)%

       ---                ---              (0.02)            $10.77       7.87%
      (0.03)           (0.00)(l)           (0.14)            $11.49       8.00%
       ---              (0.34)             (0.41)            $10.26      (7.35)%
       ---              (0.14)             (0.16)            $9.49       (5.92)%
        --                ---                ---             $7.83      (17.49)%

        --                ---                ---             $7.80      (17.81)%

       ---                ---              (0.04)            $10.56       6.02%
       ---              (0.01)             (0.19)            $11.09       6.81%
       ---              (0.49)             (0.63)            $10.12      (3.18)%
       ---              (0.02)             (0.18)            $9.70       (2.39)%
       ---                ---              (0.05)            $8.63      (10.53)%

       ---                ---              (0.02)            $8.61      (11.04)%

                            Ratios to Average Net Assets
--------------------------------------------------------------------------------------
                           Net                                 Net Assets,
                        Investment             Expense             end     Portfolio
                          Income               Waiver/          of period   Turnover
        Expenses     (Operating Loss)     Reimbursement (b)       (000        Rate
                                                                omitted)

           1.08% (e)     1.41% (e)             0.52% (e)           $37,403    11%
           1.02%         1.67%                    --               $45,582    55%
           0.99%         1.53%                    --               $30,721    88%
           1.15%         0.77%                    --               $37,847    80%
           1.13%         0.56%                    --               $42,697    63%
           1.11% (e)     0.90% (e)                --               $38,256    13%

           1.99% (e)     0.17% (e)                --                   $10    88%
           2.15%       (0.38)%                    --                  $229    80%
           2.13%       (0.47)%                    --                  $617    63%
           2.11% (e)   (0.11)% (e)                --                  $445    13%

           1.81% (e)     0.07% (e)            51.10% (e)              $218     0%
           1.64%         0.26%                 9.53%                $1,352    28%
           1.40% (e)     0.76% (e)             3.43% (e)            $1,634    72%
           1.00%         0.23%                 1.22%                $4,872     4%
           1.00% (e)   (0.36)% (e)             0.61% (e)            $4,716     7%

           2.01% (e)   (1.38)% (e)             0.74% (e)              $971     7%

           1.76% (e)     1.17% (e)            36.79% (e)              $285     6%
           1.64%         1.09%                 7.85%                $1,214    32%
           1.39% (e)     1.70% (e)             3.73% (e)            $1,920    76%
           1.00%         1.63%                 0.67%                $8,166     2%
           1.00% (e)     1.01% (e)             0.13% (e)            $8,790     5%

           2.01% (e)   (0.03)% (e)             0.25% (e)            $2,250     5%

     (a) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

     (b) This voluntary expense decrease is reflected in both the expense and net investment income (net operating loss) ratios shown above.

 (c) Formerly VISION Equity Income Fund, effective August 30, 1999.
 (d) Reflects operations for the period from September 26, 1997 (date of initial public investment) to April 30, 1998.
 (e) Computed on an annualized basis.
 (f) Based on average shares outstanding.
 (g) Six months ended October 31, 2002 (unaudited).
 (h) Reflects operations for the period from December 10, 1999 (date of initial public investment) to April 30, 2000.
     (i) Formerly Governor Lifestyle Growth Fund and Governor Lifestyle Moderate Growth Fund, respectively.
 (j) Reflects operations for the period from February 18, 1999 (date of initial public investment) to June 30, 1999.
 (k) Reflects operations for the year ended June 30.
 (l) Amount represents less than $0.01 per share.
 (m) Reflects operations for the period from July 1, 2000 to April 30, 2001. The Funds have changed their fiscal year end from June 30 to April 30.

 (n) Effective January 8, 2001, the Funds changed their investment adviser from Martindale Andres & Company LLC to Manufacturers and Traders Trust Company.
 (o) Reflects operations for the period from April 30, 2002 (date of initial public investment) to October 31, 2002 (unaudited).
 (p) Reflects operations for the period from February 4, 1999 (date of initial public investment) to June 30, 1999.


         (See Notes which are an integral part of the Financial Statements)


                                    VISION Group of Funds

                                    Financial Highlights


     (For a share outstanding throughout each period)




                                                                                 Distributions
                 Net                       Net Realized                          from
                  Asset                                              Distributions Net
       Year       Value,         Net            and       Total       from
                                            Unrealized      from        Net    Realized
       Ended                                Gain (Loss)                         Gain on
                beginning    Investment         on       Investment  Investment
     April 30,   of             Income      Investments                Income
                  period                                 Operations            Investments
     ------------------------------------------------------------------------------------
     Managed Allocation Fund - Conservative Growth- Class A Shares (c)
     1999 (d)     $10.00        0.07           0.15         0.22      (0.07)      ---
     2000 (f)     $10.15        0.25           0.24         0.49      (0.25)   (0.00)(
                                                                                  g)
     2001         $10.39       0.19(j)        (0.10)        0.09      (0.20)    (0.39)
     (h)(i)
     2002         $9.89        0.32(j)        (0.17)        0.15      (0.30)      ---
     2002 (k)     $9.74         0.12          (0.36)       (0.24)     (0.12)      ---
     Managed Allocation Fund - Conservative Growth- Class B Shares (l)
     2002         $9.74         0.08          (0.37)       (0.29)     (0.09)      ---
     New York Municipal Income Fund
     1998         $10.08        0.46           0.38         0.84      (0.46)    (0.04)
     1999         $10.42        0.46           0.19         0.65      (0.46)    (0.09)
     2000         $10.52        0.46          (0.75)       (0.29)     (0.46)    (0.05)
     2001         $9.72         0.45           0.52         0.97      (0.45)      --
     2002         $10.24       0.41(m)       0.17(m)        0.58      (0.41)      --
     2002 (k)     $10.41        0.20           0.25         0.45      (0.20)      --




                                                         Ratios to Average Net Assets


                                 ---------------------------------------------------------
   Total     Net        Total    Expenses       Net         Expense      Net      Portfolio
              Asset   Return(a)              Investment     Waiver/      Assets,  Turnover
DistributionsValue,                            Income     Reimbursement    end     Rate
               end                                            (b)        of
             of                                                           period
             period                                                      (000
                                                                         omitted)




  (0.07)     $10.15     2.21%       1.79% (e)   2.57% (e)    92.41% (e)      $150   2%
  (0.25)     $10.39     4.94%       1.65%       2.19%        25.56%          $311   28%
  (0.59)      $9.89     0.94%       1.38% (e)   2.71% (e)    17.68% (e)      $448   91%
  (0.30)      $9.74     1.60%       1.00%       3.28%         1.75%        $2,788   19%
  (0.12)      $9.38    (2.48)%      1.00% (e)   2.49% (e)     0.93% (e)    $3,270   6%

  (0.09)      $9.36    (3.00)%      2.02% (e)   1.46% (e)     1.07% (e)      $992   6%

  (0.50)     $10.42     8.37%       0.96%       4.35%         0.31%       $43,456   45%
  (0.55)     $10.52     6.37%       0.82%       4.38%         0.20%       $52,860   44%
  (0.51)      $9.72    (2.71)%      0.85%       4.60%         0.20%       $48,081   34%
  (0.45)     $10.24    10.11%       0.88%       4.36%         0.14%       $74,851   50%
  (0.41)     $10.41     5.74%       0.83%       3.98% (m)     0.09%       $80,452   46%
  (0.20)     $10.66     4.38%       0.86% (e)   3.84% (e)     0.09% (e)   $83,547   23%


     (a) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

     (b) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

     (c) Formerly Governor Lifestyle Conservative Growth Fund.

     (d) Reflects operations for the period from February 3, 1999 (date of initial public investment) to June 30, 1999.

     (e) Computed on an annualized basis.

     (f) Reflects operations for the year ended June 30.

     (h) Reflects operations for the period from July 1, 2000 to April 30, 2001. The Funds have changed their fiscal year end from June 30 to April 30.

     (i) Effective January 8, 2001, the Funds changed their investment adviser from Martindale Andres & Company LLC to Manufacturers and Traders Trust Company.

     (j) Based on average shares outstanding.

     (k) Six months ended October 31, 2002 (unaudited).

     (l) Reflects operations for the period from April 30, 2002 (date of initial public investment) to October 31, 2002 (unaudited).

     (m) Effective May 1, 2001, New York Municipal Income Fund adopted the provisions of the American Institute of Certified Public Accountants (AICPA) Audit and Accounting Guide for Investment Companies and began accreting discount/amortizing premium on long term debt securities. For the year ended April 30, 2002, this change had no effect on net investment income per share and net realized gain/loss per share, and increased the ratio of net investment income to average net assets from 3.97% to 3.98%. Per share, ratios and supplemental data for periods prior to May 1, 2001, have not been restated to reflect this change in presentation.






              (See Notes which are an integral part of the Financial Statements)


                                  VISION Group of Funds
                                  Financial Highlights
------------------------------------------------------------------------------------------
(For an Institutional Share outstanding throughout each period)

            Net               Net
            Asset             Realized            DistributionDistributions
Period      Value,    Net     and        Total     from        from            Net
                             Unrealized  from       Net        Net            Asset
Ended                         Gain                                    Total         Total
           beginningInvestmen(Loss) on  InvestmentInvestment  Realized        Value,
                                                                               end
April       of                                     Income                      of   Return
30,         period  Income   InvestmentsOperations            Gains  Distributperiod (a)
------------------------------------------------------------------------------------------
Short Duration Government Bond Fund (formerly Institutional Limited
Duration U.S. Government Fund) (i)
1998 (g)    $10.00  0.56       (0.04)    0.52       (0.56)    (0.00)((0.56)   $9.96 5.39%
1999 (e)    $9.96   0.54       (0.13)    0.41       (0.54)    (0.00)((0.54)   $9.83 4.25%
2000 (e)    $9.83   0.55       (0.14)    0.41       (0.55)     ---   (0.55)   $9.69 4.31%
2001        $9.69   0.50        0.11     0.61       (0.49)     ---   (0.49)   $9.81 6.47%
(f)(g)
2002        $9.81   0.62(k)  (0.06)(k)   0.56       (0.57)     ---   (0.57)   $9.80 5.87%
2002 (h)    $9.80   0.19        0.18     0.37       (0.23)     ---   (0.23)   $9.94 3.79%



                             Ratios to Average Net Assets
---------------------------------------------------------------------------------------
                         Net            Expense         Net Assets,
                      Investment        Waiver/
                        Income       Reimbursement
                                          (b)
                                                            end           Portfolio
                                                         of period         Turnover
      Expenses                                         (000 omitted)         Rate
---------------------------------------------------------------------------------------
         0.65% (d)      5.58% (d)          1.18% (d)      $29,360            482%
         0.59%          5.51%              1.03%          $52,041            519%
         0.61%          5.77%              0.94%          $73,140            237%
         0.71% (d)      6.05% (d)          0.21% (d)      $56,282            158%
         0.63%          4.55% (k)          0.27%          $89,014            89%
         0.69% (d)      3.69% (d)          0.40% (d)     $106,138            52%




         (a) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

         (b) This voluntary expense decrease is reflected in both the expense and net investment income ratios
             shown above.

         (c) Less than $0.01 per share.
         (d) Computed on an annualized basis.
         (e) Reflects operations for the year ended June 30.
         (f) Reflects operations for the period from July 1, 2000 to April 30, 2001.
             The Funds changed their fiscal year end from June 30 to April 30.
         (g) Effective January 8, 2001, the Funds changed their investment adviser from Martindale Andres & Company LLC to Manufacturers and Traders Trust
             Company.

         (h) Six months ended October 31, 2002 (unaudited).
         (i) Formerly Governor Limited Duration Government Securities Fund, effective date January 8, 2001.
         (j) Reflects operations for the period from July 1, 1997 (date of initial public investment) to June 30, 1998.
         (k) Effective May 1, 2001, the Institutional Limited Duration U.S.
             Government Fund adopted the provisions of the American Institute of
             Certified Public Accountant (AICPA) Audit and Accounting Guide for
             Investment Companies and began accreting discount/amortizing premium on long term debt securities.  The effect of this change for the year ended
             April 30, 2002 was to increase net investment income per share by $0.05, increase net realized gain/loss per share by $0.05, and decrease the ratio of net investment income to average net assets from 5.68% to
             4.55%.  Per share, ratios and supplemental data for periods prior to May
             1, 2001 have not been restated to reflect this change in presentation.

(See Notes which are an integral part of the Financial Statements)



                              VISION Group of Funds
                               Financial Highlights
------------------------------------------------------------------------------
     (For a share outstanding throughout each period)


                       Net Asset                         Distributions
          Year          Value,            Net               from Net
         Ended         beginning      Investment           Investment
       April 30,       of period        Income               Income
---------------------------------------------------------------------------
     Money Market Fund - Class A Shares
     1998               $1.00            0.05               (0.05)
     1999               $1.00            0.05               (0.05)
     2000               $1.00            0.05               (0.05)
     2001               $1.00            0.06               (0.06)
     2002               $1.00            0.02               (0.02)
     2002 (c)           $1.00            0.01               (0.01)
     Treasury Money Market Fund - Class A Shares
     1998               $1.00            0.05               (0.05)
     1999               $1.00            0.04               (0.04)
     2000               $1.00            0.05               (0.05)
     2001               $1.00            0.05               (0.05)
     2002               $1.00            0.02               (0.02)
     2002 (c)           $1.00            0.01               (0.01)



                                                Ratios to Average Net Assets
                           -----------------------------------------------------------------------

                                                                                Net Assets,
 Net Asset                                 Net             Expense                  end
 Value,        Total                    Investment         Waiver/               of period
    end
 of period   Return(a)     Expenses       Income        Reimbursement          (000 omitted)
                                                             (b)

   $1.00       5.11%          0.64%           5.00%               0.05%           $686,259
   $1.00       4.76%          0.63%           4.64%               0.05%           $932,896
   $1.00       4.95%          0.63%           4.87%               0.05%          $1,095,128
   $1.00       5.85%          0.64%           5.67%               0.05%          $1,598,305
   $1.00       2.41%          0.71%           2.39%               0.18%          $1,512,433
   $1.00       0.56%          0.70% (d)       1.12% (d)           0.25% (d)      $1,401,802

   $1.00       4.98%          0.59%           4.96%               0.08%           $441,422
   $1.00       4.54%          0.59%           4.49%               0.08%           $498,548
   $1.00       4.71%          0.58%           4.62%               0.08%           $423,685
   $1.00       5.60%          0.59%           5.45%               0.09%           $790,307
   $1.00       2.38%          0.59%           2.27%               0.09%           $741,357
   $1.00       0.57%          0.61% (d)       1.16% (d)           0.09% (d)       $646,454


     (a) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

     (b) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

 (c) Six months ended October 31, 2002 (unaudited).

 (d) Computed on an annualized basis.


       (See Notes which are an integral part of the Financial Statements)


                                      VISION Group of Funds

                                       Financial Highlights

           ------------------------------------------------------------------------
        (For a share outstanding throughout each period)

          Year      Net          Net    Net
          Ended      Asset             Realized Total   Distribution Distribution Distributions
        April 30,    Value,   Investment  and        from    from      in        from Net
                                Income Unrealized            Net    Excess     Realized
                   beginning              Gain      Investment           of      Gain on
                    of                   (Loss) on          Investment Net
                    period                          OperationsIncome  Investment Investments
                                         Investments                   Income





--------
        U.S. Government Bond Fund (formerly U.S. Government
        Securities Fund)
        1998         $9.28      0.60        0.34     0.94    (0.60)   (0.01)(e)    --
        1999         $9.61      0.58       (0.08)    0.50    (0.58)      --      (0.02)
        2000         $9.51      0.59       (0.49)    0.10    (0.59)      --        --
        2001         $9.02      0.59        0.41     1.00    (0.58)      --        --
        2002         $9.44     0.59(f)    0.03(f)    0.62    (0.57)      --        --
        2002 (d)     $9.49      0.23        0.33     0.56    (0.26)      --        --
        New York New York Tax Free Money Market Fund
        1998         $1.00      0.03        ---      0.03    (0.03)     ---        ---
        1999         $1.00      0.03        ---      0.03    (0.03)     ---        ---
        2000         $1.00      0.03        ---      0.03    (0.03)     ---        ---
        2001         $1.00      0.03        ---      0.03    (0.03)     ---        ---
        2002         $1.00      0.02        ---      0.02    (0.02)     ---        ---
        2002 (d)     $1.00      0.01        ---      0.01    (0.01)     ---        ---



                                                   Ratio to Average Net Assets
                                     ---------------------------------------------------------
Total      Net       Total         Expenses            Net        Expense     Net
 DistributiAsset   Return(a)                       Investment     Waiver/     Assets,
           Value,                                    Income       Reimbursement
            end                                                     (b)
           of
           period
                                                                                end    Portfolio
                                                                              of       Turnover
                                                                               period
                                                                              (000      Rate
                                                                              omitted)
 (0.61)    $9.61     10.42%         1.03%             6.30%        0.09%       $53,922  70%
 (0.60)    $9.51     5.31%          0.92%             5.95%        0.05%       $64,100  68%
 (0.59)    $9.02     1.11%          0.93%             6.36%        0.05%       $60,165  46%
 (0.58)    $9.44     11.43%         0.95%             6.27%        0.03%       $88,980  47%
 (0.57)    $9.49     6.72%          0.96%             4.48% (f)      --       $116,350  41%
 (0.26)    $9.79     5.94%          0.95% (e)         4.64% (e)      --       $124,992  31%

 (0.03)    $1.00     3.14%          0.50%             3.09%          0.28%     $73,345  ---
 (0.03)    $1.00     2.75%          0.58%             2.69%          0.14%    $110,291  ---
 (0.03)    $1.00     2.97%          0.60%             3.00%          0.09%    $172,791  ---
 (0.03)    $1.00     3.52%          0.62%             3.44%          0.09%    $158,359  ---
 (0.02)    $1.00     1.62%          0.63%             1.59%          0.09%    $187,043  ---
 (0.01)    $1.00     0.50%          0.61% (e)         0.98% (e)      0.09% (e)$201,856  ---

     (a) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

     (b) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(e) Computed on an annualized
    basis.
(d) Six months ended October 31, 2002
    (unaudited).

     (d)  Distributions are determined in accordance with income tax regulations
which  may  differ  from  generally  accepted   accounting   principles.   These
distributions do not represent a return of capital for federal tax purposes.

     (f) Effective May 1, 2001, U.S. Government Securities Fund adopted the provisions of the AICPA, Audit and Accounting Guide for Investment Companies and began accreting discount/amortizing premium on long-term debt securities. For the year ended April 30, 2002, this change had no effect on the net investment income per share or net realized and unrealized gain (loss) on investment per share, but decreased the ratio of net investment income to average net assets from 6.00% to 4.84%. Per share, ratio and supplemental data for the periods prior to May 1, 2001 have not been restated to reflect this change in presentation.




             (See Notes which are an integral part of the Financial Statements)



--------------------------------------------------------------------------------------------
For a Share Outstanding Throughout the Six Months Ended October 31, 2002 (Unaudited) and
the Fiscal Years Ended April 30, (Audited)
--------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------
                                                                                     Ratio
                     Realized                                                 Ratio  of
                        and     DistributDistribuNetns                 Ratio  of Net Expenses
    Net       Net     Unrealized from Net  from   Asset          Net      of Investment
    Asset  Investment Gains     Investment Capital Value,  Total  Assets Expense Income Average
    Value,  Income   (Losses)   Income   Gains   End   Return  End    to     to     Net
    Beginning        on                         of       (A)   of     AverageAverageAssets
    of               Investments                Period         Period Net    Net    (Excluding
    Period                                                     (000)  Assets Assets Waivers)
VISION U.S. Government Money Market Fund4
Class A Shares
2002# $1.00  0.01        -      (0.01)     -    $1.00  0.63%++ $97,6200.66%* 1.25%*0.83%*
--------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------
2002  1.00   0.02        -      (0.02)     -     1.00   2.39   79,396  0.65  2.46%  0.85%
--------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------
2001  1.00   0.06        -      (0.06)     -     1.00   5.75   119,725 0.63  5.62   0.83
--------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------
2000  1.00   0.05        -      (0.05)     -     1.00   4.92   120,578 0.64  4.58   0.84
--------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------
1999  1.00   0.05        -      (0.05)     -     1.00   4.75   104,037 0.64  4.62   0.84
------
--------------------------------------------------------------------------------------------
1998(11.00   0.04        -      (0.04)     -     1.00  5.19++  78,265 0.67*  4.98*  0.87*
--------------------------------------------------------------------------------------------
VISION Tax Free Money Market Fund6
--------------------------------------------------------------------------------------------
Class A Shares
--------------------------------------------------------------------------------------------
2002# $1.00   -^         -        -^       -    $1.00  0.45%++ $41,5120.62%* 1.36% 0.92%*
--------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------
2002  1.00   0.02        -      (0.02)     -     1.00   1.54   49,232  0.60  1.49   0.86
--------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------
2001  1.00   0.03        -      (0.03)     -     1.00   3.50   38,358  0.59  3.46   0.84
--------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------
2000  1.00   0.03        -      (0.03)     -     1.00   2.94   45,970  0.60  2.90   0.85
--------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------
1999  1.00   0.03        -      (0.03)     -     1.00   2.74   246,496 0.60  2.66   0.85
--------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------
1998  1.00   0.03        -      (0.03)     -     1.00   3.16   25,144  0.61  3.11   0.86
--------------------------------------------------------------------------------------------


-------------------------------------------------------------------------------------------
For a Share Outstanding Throughout the Six Months Ended October 31, 2002 (Unaudited) and
the Fiscal Years Ended April 30, (Audited)
-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------
                                                                                     Ratio
                     Realized                                                 Ratio  of
                        and     DistributDistribuNetns                 Ratio  of Net Expenses
    Net       Net     Unrealized from Net  from   Asset          Net      of Investment
    Asset  Investment Gains     Investment Capital Value,  Total  Assets Expense Income Average
    Value,  Income   (Losses)   Income   Gains   End   Return  End    to     to     Net
    Beginning        on                         of       (A)   of     AverageAverageAssets
    of               Investments                Period         Period Net    Net    (Excluding
    Period                                                     (000)  Assets Assets Waivers)

VISION Maryland Municipal Bond Fund5
Class A Shares
2002# $10.080.20   0.22   (0.20)     -     $10.30  4.22%++$24,190  1.02%*3.92%* 1.39%*12.16%
-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------
2002  9.90  0.42   0.18   (0.42)     -     10.08   6.13   26,666   0.94   4.16  1.31  8.72
-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------
2001  9.48  0.43   0.42   (0.43)     -      9.90   9.09   24,671   0.94   4.38  1.30  28.94
-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------
2000  10.21 0.43  (0.69)  (0.43)  (0.04)    9.48   (2.50) 25,924   0.94   4.43  1.30  24.29
-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------
1999  10.14 0.43   0.14   (0.43)  (0.07)   10.21   5.69   32,395   0.93   4.18  1.29  30.83
-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------
1998  9.87  0.44   0.34   (0.45)  (0.06)   10.14   7.91   25,283   0.90   4.39  1.15  22.40
-------------------------------------------------------------------------------------------
Class B Shares
-------------------------------------------------------------------------------------------
2002# 10.09 0.17   0.22   (0.17)     -     $10.31  3.85%++$1,445   1.72%*3.20%* 3.02%*12.16%
-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------
2002  9.91  0.35   0.18   (0.35)     -     10.09   5.37    1,266   1.69   3.40  1.86  8.72
-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------
2001  9.48  0.36   0.43   (0.36)     -      9.91   8.47     745    1.69   3.57  1.85  28.94
-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------
2000(19.75  1.51  (0.23)  (1.51)  (0.04)    9.48   13.17++  50     1.68* 3.82*  1.85* 24.29
-------------------------------------------------------------------------------------------



#                                              For the six month period ended
October 31, 2002.
*Annualized.
+ Not Annualized.
+++ Period ended February 28.
(1) Commenced operations on July 7, 1997.
                                            (2) Commenced operations on January
22, 1999.
                                            (3) Commenced operations on May 1,
2001.
(4) Formerly ARK U.S. Government Money Market Portfolio.
(5) Formerly ARK Maryland Tax-Free Portfolio.
(6)  Formerly ARK Tax-Free Money Market Portfolio.
(A) Total return figures do not include the effect of any front-end or deferred sales load.

The accompanying notes are an integral part of the financial statements.


---------------------------------------------------------------------------------------------
For a Share Outstanding Throughout the Six Months Ended October 31, 2002 (Unaudited) and
the Fiscal Years Ended April 30, (Audited)
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------

                                                                                     Ratio
                     Realized                                                 Ratio  of
                        and     DistributDistribuNetns                 Ratio  of Net Expenses
    Net       Net     Unrealized from Net  from   Asset          Net     of Investment
    Asset  Investment Gains     Investment Capital Value,  Total  Assets Expense Income Average
    Value,  Income   (Losses)   Income   Gains   End   Return  End   to     to     Net
    Beginning        on                         of       (A)   of    Average Average Assets
    of               Investments                Period         Period Net    Net    (Excluding
    Period                                                     (000)  Assets Assets Waivers)

VISION Pennsylvania Municipal Bond Fund7
Class A Shares
2002# $10.070.20   0.24   (0.20)     -     $10.31  4.37%++ 2,393   1.17%* 3.82%* 2.03%*6.51%
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
2002  9.80  0.41   0.27   (0.41)     -     10.07    7.03   2,177    1.09   4.08  1.30  16.15
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
2001  9.38  0.41   0.42   (0.41)     -      8.99    8.00   2,603    1.09   4.24  1.29  25.67
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
2000  10.22 0.40  (0.80)  (0.40)  (0.04)    9.38   (3.95)  3,036    1.09   4.23  1.29  30.92
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
1999  10.13 0.39   0.15   (0.39)  (0.06)   10.22    5.39   3,820    1.10   3.84  1.30  43.46
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
1998  10.26 0.04  (0.13)  (0.04)     -     10.13   (0.94)  2,577   1.01*   3.72  1.24* 3.50
                                                     ++
---------------------------------------------------------------------------------------------
Class B Shares
---------------------------------------------------------------------------------------------
2002# $10.090.16   0.24   (0.16)     -     $10.33  4.00%++  352    1.84%* 3.08%* 7.61%*6.51%
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
2002  9.82  0.34   0.27   (0.34)     -     10.99    6.26    176     1.84   3.33  1.85  16.15
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
2001  9.39  0.34   0.43   (0.34)     -      9.82    8.30     76     1.84  25.67  1.84  25.67
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
2000  9.71  1.20  (0.28)  (1.20)  (0.04)    9.39   9.37++   188    1.84*  3.63*  1.84* 30.92
---------------------------------------------------------------------------------------------


---------------------------------------------------------------------------------------------
For a Share Outstanding Throughout the Six Months Ended October 31, 2002 (Unaudited) and
the Fiscal Years Ended April 30, (Audited)
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
                                                                                     Ratio
                     Realized                                                 Ratio  of
                        and     DistributDistribuNetns                 Ratio  of Net Expenses
    Net       Net     Unrealized from Net  from   Asset          Net     of Investment
    Asset  Investment Gains     Investment Capital Value,  Total  Assets Expense Income Average
    Value,  Income   (Losses)   Income   Gains   End   Return  End   to     to     Net
    Beginning        on                         of       (A)   of    Average Average Assets
    of               Investments                Period         Period Net    Net    (Excluding
    Period                                                     (000)  Assets Assets Waivers)

VISION Income Fund8
Class A Shares
2002# $10.160.22   0.31   (0.22)     -     $10.47  5.27%++$12,494  1.03%* 4.24%* 1.48%*148.01%
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
2002 10.08  0.54   0.09   (0.53)  (0.02)   10.16    6.30   11,459   0.96   5.13  1.26  142.61
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
2001 9.62   0.58   0.47   (0.59)     -     10.08   11.19   8,991    0.95   5.97  1.24  339.82
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
2000 10.20  0.56  (0.58)  (0.56)     -      9.62   (0.18)  5,830    0.95   5.67  1.24  328.20
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
1999 10.37  0.58  (0.16)  (0.59)     -     10.20    4.08   8,573    0.95   5.59  1.24  50.41
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
1998 9.94   0.58   0.44   (0.59)     -     10.37   10.47   6,889    0.95   5.82  1.16  154.87
---------------------------------------------------------------------------------------------
Class B Shares
---------------------------------------------------------------------------------------------
2002# $10.030.18   0.31   (0.18)     -     $10.34  4.94%++ $1,810  1.73%* 3.53%* 2.81%*148.01%
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
2002  9.96  0.45   0.09   (0.45)  (0.02)   10.03    5.44   1,421    1.71   4.35  1.80  142.61
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
2001  9.51  0.51   0.45   (0.51)     -      9.96   10.35    705     1.70   5.19  1.79  339.82
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
2000  10.08 0.48   0.57   (0.48)     -      9.51   (0.85)   429     1.71   4.97  1.80  328.20
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
1999(110.40 0.35   0.32   (0.35)     -     10.08   0.35++   280    1.70*  4.71*  1.79* 50.41
---------------------------------------------------------------------------------------------

VISION Balanced Fund9
---------------------------------------------------------------------------------------------
Class A Shares
---------------------------------------------------------------------------------------------
2002# $12.860.11  (1.81)  (0.10)     -     $11.06  (13.24)$30,965  1.10%* 1.76%* 1.62%*37.41%
                                                     ++
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
2002  14.40 0.24  (1.52)  (0.26)     -     12.86   (8.97)  39,276   1.01   1.78  1.41  50.05
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
2001  16.84 0.32  (1.48)  (0.33)  (0.95)   14.40   (7.06)  43,644   1.02   2.08  1.41  36.26
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
2000  14.59 0.28   2.88   (0.25)  (0.66)   16.84   22.26   43,098   1.01   1.84  1.40  54.46
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
1999  13.20 0.26   2.02   (0.26)  (0.63)   14.59   17.97   26,927   1.01   1.94  1.40  56.70
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
1998  11.40 0.27   3.04   (0.28)  (1.23)   13.20   30.67   15,074   1.02   2.20  1.33  71.58
---------------------------------------------------------------------------------------------
Class B Shares
---------------------------------------------------------------------------------------------
2002# $12.840.06  (1.79)  (0.06)     -     $11.05  (13.51)$11,177  1.80%* 1.06%* 2.18%*37.41%
                                                     ++
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
2002  14.38 0.14  (1.52)  (0.16)     -     12.84   (9.66)  13,956   1.76   1.03  1.86  50.05
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
2001  16.82 0.20  (1.47)  (0.22)  (0.95)   14.38   (7.78)  14,827   1.77   1.35  1.86  36.26
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
2000  14.60 0.16   2.87   (0.15)  (0.66)   16.82   21.32   10,991   1.77   1.10  1.86  54.46
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
1999(112.58 0.16   2.67   (0.18)  (0.63)   14.60   23.13++ 2,479   1.75*  0.99*  1.84* 56.70
---------------------------------------------------------------------------------------------
#                                                           For the six month period ended
October 31, 2002.                                           (2)   Commenced operations on
January 22, 1999.
++                                                          Not Annualized.   (3)
Commenced operations on May 1, 2001.
+++                                                         Period ended February 28.
(4)                                                         Commenced operations on
September 14, 1998.
*                                                           Annualized. (5)   Commenced
operations October 1, 1997.
(A)                                                         Total return figures do not
include the effect of any front-end or deferred sales load. (6)   Commenced operations on
November 3, 1997.
(1)                                                         Commenced operations on
September 14, 1998.                                         (7)   Formerly ARK Pennsylvania
Tax-Free Portfolio.
                                                               (8)Formerly ARK Income
Portfolio.
                                                            (9)         Formerly ARK
                                                               Balanced Portfolio.
The accompanying notes are an integral part of the financial statements.

---------------------------------------------------------------------------------------------
For a Share Outstanding Throughout the Six Months Ended October 31, 2002 (Unaudited) and
the Fiscal Years Ended April 30, (Audited)
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
                                                                                     Ratio
                     Realized                                                 Ratio  of
                        and     DistributDistribuNetns                 Ratio  of Net Expenses
    Net       Net     Unrealized from Net  from   Asset          Net     of Investment
    Asset  Investment Gains     Investment Capital Value,  Total  Assets Expense Income Average
    Value,  Income   (Losses)   Income   Gains   End   Return  End   to     to     Net
    Beginning        on                         of       (A)   of    Average Average Assets
    of               Investments                Period         Period Net    Net    (Excluding
    Period                                                     (000)  Assets Assets Waivers)

 VISION Equity Income Fund11
Class A Shares
2002# $10.290.07  (2.24)  (0.06)     -     $8.06   (21.13)%$4,244  1.18%* 1.63%* 1.92%*23.85%
                                                     ++
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
2002  11.33 0.15  (0.99)  (0.15)  (0.05)   10.29   (7.43)  5,136    1.10   1.41  1.48  42.83
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
2001  11.99 0.19   0.42   (0.19)  (1.08)   11.33    5.33   4,193    1.10   1.62  1.46  21.41
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
2000  12.04 0.22   0.38   (0.22)  (0.43)   11.99    5.29   3,353    1.09   1.72  1.45  41.43
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
1999  12.52 0.23   0.21   (0.23)  (0.69)   12.04    3.92   3,659    1.08   1.93  1.44  56.03
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
1998(211.01 0.28   2.73   (0.29)  (1.21)   12.52   28.73++ 3,428   1.07*  2.39*  1.45* 39.88
---------------------------------------------------------------------------------------------

VISION Large Cap Stock Fund12
---------------------------------------------------------------------------------------------
Class A Shares
---------------------------------------------------------------------------------------------
2002# $9.43 0.02  (2.18)  (0.01)     -     $7.26   (22.88)%$3,942  1.38%* 0.57%* 2.11%*18.25
                                                     ++
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
2002  11.28 0.02  (1.07)  (0.03)  (0.77)    9.43   (9.53)  5,935    1.31   0.24  1.75  21.81
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
2001  14.10 0.01  (0.87)  (0.01)  (1.95)   11.28   (6.10)  6,890    1.30   0.06  1.73  9.63
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
2000  15.22 0.14   1.40   (0.15)  (2.51)   14.10   10.72   7,516    1.32  (0.01) 1.75  25.00
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
1999  14.60 0.05   1.36   (0.07)  (0.72)   15.22   10.29   3,553    1.31   0.29  1.74  32.21
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
1998(314.55  -     0.05      -       -     14.60   0.34++   227    1.26*  0.62*  1.67* 4.34
---------------------------------------------------------------------------------------------
Class B Shares
---------------------------------------------------------------------------------------------
2002# $9.17(0.01) (2.11)     -       -     $7.05   (23.12)% $875   2.08%* (0.14)%3.82%*18.25%
                                                     ++
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
2002  11.05(0.01) (1.10)     -    (0.77)    9.17   (10.26) 1,141   (0.69) (0.53) 2.20  21.81
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
2001  13.94(0.02) (0.92)     -    (1.95)   11.05   (6.79)   858    (0.69) (0.69) 2.18  9.63
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
2000  15.16(0.07)  1.36      -    (2.51)   13.94    9.93    583     2.07  (0.77) 2.20  25.00
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
1999(412.93 0.01   2.97   (0.03)  (0.72)   15.16   23.70++  164    2.07*  (0.67)*2.20* 32.21
---------------------------------------------------------------------------------------------

VISION Equity Index Fund13
---------------------------------------------------------------------------------------------
Class A Shares
---------------------------------------------------------------------------------------------
2002# $9.00 0.05  (1.57)  (0.04)     -     $7.44   (16.94)%$6,341  0.58%* 1.18%* 1.33%*59.68%
                                                     ++
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
2002  10.42 0.08  (1.42)  (0.08)     -      9.00   (12.85) 7,709    0.50   0.87  0.99  31.17
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
2001  14.79 0.09  (1.77)  (0.09)  (2.60)   10.42   (12.51) 9,260    0.50   0.70  0.96  44.36
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
2000  13.84 0.11   1.25   (0.11)  (0.30)   14.79    9.95   7,453    0.50   0.78  0.99  58.81
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
1999  11.57 0.11   2.40   (0.11)  (0.13)   13.84   22.05   4,974    0.48   0.92  1.00  34.04
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
1998(69.78  0.06   1.80   (0.07)     -     11.57   19.08++ 1,417   0.45*  1.02*  1.08* 49.56
---------------------------------------------------------------------------------------------


-------------------------------------------------------------------------------------------
For a Share Outstanding Throughout the Six Months Ended October 31, 2002 (Unaudited) and
the Fiscal Years Ended April 30, (Audited)
-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------

                                                                                     Ratio
                     Realized                                                 Ratio  of
                        and     DistributDistribuNetns                 Ratio  of Net Expenses
    Net       Net     Unrealized from Net  from   Asset          Net     of Investment
    Asset  Investment Gains     Investment Capital Value,  Total  Assets Expense Income Average
    Value,  Income   (Losses)   Income   Gains   End   Return  End   to     to     Net
    Beginning        on                         of       (A)   of    Average Average Assets
    of               Investments                Period         Period Net    Net    (Excluding
    Period                                                     (000)  Assets Assets Waivers)

VISION Mid-Cap Growth Fund14
Class A Shares
2002# $12.(0.01) (2.81)     -      -     $9.76   (22.42)%$4,831  1.29%*  (0.12)2.02%*121.28%
                                                   ++
-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------
2002  13.1(0.03) (0.55)     -      -     12.58   (4.41)  5,965    1.21   (0.25)1.58  105.88
-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------
2001  17.9(0.01) (1.13)     -    (3.60)  13.16   (6.62)  4,489    1.21   (0.27)1.57  95.51
-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------
2000(315.2(0.02)  4.74      -    (2.04)  34.04   34.04++ 1,161    1.23*  (0.31)1.59* 55.90
-------------------------------------------------------------------------------------------
#                                                     For the six month period ended
 October 31, 2002.                                    (3)   Commenced operations on
 September 1, 1999
++                                                    Not Annualized.   (4)   Commenced
 operations on February 20, 2001.
**                                                    Annualized. (5)   Commenced
 operations on October 1, 2002.
(A)                                                   Total return figures do not include
 the effect of any front-end or deferred sales load.  (6)   For the six-month period ended
 April 30, 2001.
(B)                                                   Calculated using the Average Shares
 Method.                                              (7)   Period ended October 31, 2000.
(1)                                                   Commenced operations on July 31, 1998.
 (8)                                                  Years ended December 31, 1999 and
 December 31, 1998.
(2)                                                   Commenced operations on September 14,
 1998.                                                (9)   Commenced operations on July
 24, 1998
                                                      (10)        Commenced operations on
                                                      July 3,2001.
                                                      (11)              Formerly ARK Equity
                                                      Income Portfolio.
                                                      (12)              Formerly ARK Value
                                                      Equity Portfolio.
                                                      (13)              Formerly ARK Equity
                                                      Index Portfolio.
                                                      (14)              Formerly ARK
                                                      Mid-Cap Equity Portfolio.


The accompanying notes are an integral part of the financial statements.


---------------------------------------------------------------------------------------------
For a Share Outstanding Throughout the Six Months Ended October 31, 2002 (Unaudited) and
the Fiscal Years Ended April 30, (Audited)
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
                                                                                     Ratio
                     Realized                                                 Ratio  of
                        and     DistributDistribuNetns                 Ratio  of Net Expenses
    Net       Net     Unrealized from Net  from   Asset          Net     of Investment
    Asset  Investment Gains     Investment Capital Value,  Total  Assets Expense Income Average
    Value,  Income   (Losses)   Income   Gains   End   Return  End   to     to     Net
    Beginning        on                         of       (A)   of    Average Average Assets
    of               Investments                Period         Period Net    Net    (Excluding
    Period                                                     (000)  Assets Assets Waivers)

VISION Small Cap Growth Fund3
Class A Shares
2002#$17.(0.04(5.16)    -      -     -   $12.56  (29.28)% $54,145 1,33%*  (0.59)%*2.24%*117.67%
                                                    ++
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
2002 16.9(0.05)0.82     -      -     -   17.76     4.53   74,576   1.27   (0.38)  1.58  266.74
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
2001 23.0(0.02(2.01)    -    (4.03) (0.0216.99   (10.09)  65,062   1.25   (0.11)  1.56  359.60
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
2000 12.5(0.05)15.25    -    (4.72)  -   23.07    126.13  11,292   1.30   (0.49)  1.61  753.31
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
1999 11.8(0.07)1.16     -    $0.33)  -   12.59     9.66    2,248   1.32   (0.64)  1.63  733.14
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
1998 8.53(0.06)3.98     -    (0.62)  -   11.83    47.57    1,853   1.21   (0.46)  1.36  410.72
---------------------------------------------------------------------------------------------
Class B Shares
---------------------------------------------------------------------------------------------
2002#$17.(0.02(5.18)    -      -     -   $12.40  (29.55)% $1,463  2.08%*  (1.34)%*3.75%*117.67%
                                                    ++
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
2002 16.9(0.14)0.77     -      -     -   17.60     3.71     829    2.01   (1.20)  2.03  266.74
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
2001(16.8(0.01)0.18     -      -     -   16.97    1.01++    125    2.07*  (0.61)* 2.08* 359.60
---------------------------------------------------------------------------------------------
Class C Shares
---------------------------------------------------------------------------------------------
2002#($12.2-   0.15     -      -     -   $12.42  1.22%++    $-+   2.09%*  2.18%*  102.74117.67%
---------------------------------------------------------------------------------------------


----------------------------------------------------------------------------------------------
For a Share Outstanding Throughout the Six Months Ended October 31, 2002 (Unaudited) and the
Fiscal Years Ended April 30, (Audited)
----------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------
                                                                                     Ratio
                     Realized                                                 Ratio  of
                        and     DistributDistribuNetns                 Ratio  of Net Expenses
    Net       Net     Unrealized from Net  from   Asset          Net     of Investment
    Asset  Investment Gains     Investment Capital Value,  Total  Assets Expense Income Average
    Value,  Income   (Losses)   Income   Gains   End   Return  End   to     to     Net
    Beginning        on                         of       (A)   of    Average Average Assets
    of               Investments                Period         Period Net    Net    (Excluding
    Period                                                     (000)  Assets Assets Waivers)

VISION Multi Cap Growth Fund2
Class A Shares
2002# $13.8(0.04) (2.79)     -       -     $11.02  (20.43)$23,601  1.19%* (0.43)%1.93%* 116.90%
                                                     ++
----------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------
2002  19/99(0.04) (4.99)     -       -     13.85   (26.64) 33,621   1.10  (0.24)  1.45  201.73
----------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------
2001  25.89 0.03  (5.15)     -    (1.89)   18.88   (20.37) 44,988   1.11   0.11   1.46  90.32
----------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------
2000  18.58(0.05)  9.22      -    (1.86)   25.89   51.12   52,445   1.11  (0.29)  1.46  113.74
----------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------
1999  14.82(0.03)  4.30      -    (0.51)   18.58   29.34   23,035   1.09  (0.23)  1.44  118.46
----------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------
1998  11.87  -     4.93   (0.02)  (1.96)   14.82   44.90   14,401   1.06  (0.10)  1.37  174.55
----------------------------------------------------------------------------------------------
Class B Shares
----------------------------------------------------------------------------------------------
2002# $13.5(0.10) (2.71)     -       -     $10.74  (20.74)%$8,932  1.89%* (1.13)%2.58%* 116.90%
                                                     ++
----------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------
2002  18.61(0.15) (4.91)     -       -     13.55   (27.19) 12,196   1.85  (0.99)  1.90  201.73
----------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------
2001  25.74(0.08) (5.16)     -    (1.89)   18.61   (20.98) 16,231   1.86  (0.66)  1.91  90.32
----------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------
2000  18.61(0.13)  9.12      -    (1.86)   25.74   50.03   14,129   1.86  (1.04)  1.91  113.74
----------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------
1999(113.53(0.04)  5.63      -    (0.51)   18.61   40.88++ 2,162   1.87*  (1.09)*1.92*  118.46
----------------------------------------------------------------------------------------------
#                                                     For the six month period ended
October 31, 2002.
++                                                    Not Annualized.
*                                                     Annualized.
(1)                                                   Commenced operations on September 14,
1998.
(2)                                                   Formerly ARK Capital Growth Portfolio.
(3)                                                   Formerly ARK Small-Cap Equity
Portfolio.

                                                      The accompanying notes are an
integral part of the financial statements.

-------------------------------------------------------------------------------------------
For a Share Outstanding Throughout the Six Months Ended October 31, 2002 (Unaudited) and
the Fiscal Years Ended April 30, (Audited)
-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------
                                                                                     Ratio
                     Realized                                                 Ratio  of
                        and     DistributDistribuNetns                 Ratio  of Net Expenses
    Net       Net     Unrealized from Net  from   Asset          Net     of Investment
    Asset  Investment Gains     Investment Capital Value,  Total  Assets Expense Income Average
    Value,  Income   (Losses)   Income   Gains   End   Return  End   to     to     Net
    Beginning        on                         of       (A)   of    Average Average Assets
    of               Investments                Period         Period Net    Net    (Excluding
    Period                                                     (000)  Assets Assets Waivers)

VISION Pennsylvania Tax Free Money Market Fund (1)
Institutional Class Shares
2002# $1.00   0.01        -      (0.01)     -      $1.00  0.52%++ $15,2750.58%* 1.03%0.95%*
-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------
2002(21.00    0.02        -      (0.02)     -      1.00   1.54++  24,051 0.57*  1.51*0.76*
-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------


(A) Total return figures do not include the effect of any front-end or deferred sales load.

# For the six month period ended October 31, 2002.
++    Not Annualized.
(1) Formerly ARK Pennsylvania Tax Free Money Market Portfolio.
(2) Commenced operations on May 1, 2001.

The accompanying notes are an integral part of the financial statements.











-------------------------------------------------------------------------------------------


-------------------------------------------------------------------------------------------
                                                                                     Ratio
                     Realized                                                 Ratio  of
                        and     DistributDistribuNetns                 Ratio  of Net Expenses
    Net       Net     Unrealized from Net  from   Asset          Net     of Investment
    Asset  Investment Gains     Investment Capital Value,  Total  Assets Expense Income Average
    Value,  Income   (Losses)   Income   Gains   End   Return  End   to     to     Net
    Beginning        on                         of       (A)   of    Average Average Assets
    of               Investments                Period         Period Net    Net    (Excluding
    Period                                                     (000)  Assets Assets Waivers)
----
VISION Intermediate-Term Bond Fund (1)
Institutional Class Shares
2002# $9.84 0.22   0.50   (0.22)     -     $10.34  7.43%++$128.086        4.41%*0.95%112.92%
                                                                   0.84%*
-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------
2002  9.85  0.51  (0.01)  (0.51)    -^      9.84    5.18  130.235   0.82  5.11  0.97 83.47
-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------
2001  9.42  0.55   0.43   (0.55)     -      9.85   10.72  129,531   0.80  5.75  0.95 36.26
-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------
2000  9.93  0.53  (0.50)  (0.53)  (0.01)    9.42    0.32  114,554   0.81  5.52  0.96 29.28
-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------
1999  10.00 0.55  (0.02)  (0.55)  (0.05)    9.93    5.40  100,419   0.77  5.49  0.95 52.87
-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------
1998  9.80  0.60   0.23   (0.60)  (0.03)   10.00    8.65   84,328   0.69  6.02  0.87 41.63
-------------------------------------------------------------------------------------------
(A) Total return figures do not include the effect of any front-end or deferred sales load.
# For the six month period ended October 31, 2002.
++    Not Annualized.
(1) Formerly ARK Intermediate Fixed Income Portfolio.
(2) Commenced operations on May 1, 2001.

The accompanying notes are an integral part of the financial statements.

----------------------------------------------------------------------------------------------
                                                                                     Ratio
                     Realized                                                 Ratio  of
                        and     DistributDistribuNetns                 Ratio  of Net Expenses
    Net       Net     Unrealized from Net  from   Asset          Net     of Investment
    Asset  Investment Gains     Investment Capital Value,  Total  Assets Expense Income Average
    Value,  Income   (Losses)   Income   Gains   End   Return  End   to     to     Net
    Beginning        on                         of       (A)   of    Average Average Assets
    of               Investments                Period         Period Net    Net    (Excluding
    Period                                                     (000)  Assets Assets Waivers)
----
VISION Short-Term Corporate Bond Fund (1)
Institutional Class Shares
2002# $9.80  0.19   0.17   (0.19)     -     $9.97   3.67%+$66,056  1.00%*  3.74%* 1.15%*127.78%
----------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------
2002  9.99   0.45  (0.19)  (0.45)     -      9.08   2.65   71,193   0.97    4.54  1.13  79.12
----------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------
2001  9.63   0.55   0.36   (0.55)     -      9.99   9.70   76,090   0.97    5.52  1.11  107.45
----------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------
2000  9.94   0.50  (0.30)  (0.50)  (0.01)    9.63   2.01   92,185   0.97    5.09  1.11  65.58
----------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------
1999  9.95   0.51  (0.01)  (0.51)     -      9.94   5.15  111,127   0.97    5.14  1.11  91.22
----------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------
1998  9.96   0.09  (0.01)  (0.09)     -      9.95         131,669    0.97* 5.14*  1.16* 108.18
                                                    0.82++
----------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------
1998+ 9.95   0.57   0.01   (0.57)     -      9.96   5.98  133.544   0.82    5.78  1.01  135.00
----------------------------------------------------------------------------------------------

     (A) Total return figures do not include the effect of any front-end or deferred sales load. # For the six month period ended October 31, 2002.

+Period ended February 28
++Not Annualized.
      (1) Formerly ARK Short-Term Bond Portfolio.

The accompanying notes are an integral part of the financial statements.

VISION Group oF FUNDS

VISION International Equity Fund

VISION Small Cap Growth Fund+

VISION Small Cap Stock Fund

VISION Mid Cap Growth Fund

VISION Mid Cap Stock Fund

VISION Multi Cap Growth Fund

VISION Large Cap Growth Fund

VISION Large Cap Stock Fund

VISION Equity Index Fund

VISION Large Cap Value Fund

VISION Equity Income Fund

VISION Balanced Fund

VISION Managed Allocation Fund - Aggressive Growth

VISION Managed Allocation Fund - Moderate Growth

VISION Managed Allocation Fund - Conservative Growth

VISION Intermediate-Term Bond Fund

VISION Income Fund

VISION Short-Term Corporate Bond Fund

VISION Maryland Municipal Bond Fund

VISION Pennsylvania Municipal Bond Fund

     VISION New York Municipal Bond Fund (formerly VISION New York Municipal Income Fund)

     VISION  U.S.   Government  Bond  Fund  (formerly  VISION  U.S.   Government
Securities Fund)

     VISION Short Duration Government Bond Fund (formerly VISION Institutional Limited Duration U.S. Government Fund)

VISION Pennsylvania Tax Free Money Market Fund*

VISION New York Tax Free Money Market Fund*

VISION Money Market Fund

VISION Tax Free Money Market Fund*

VISION U.S. Government Money Market Fund*

     VISION U.S. Treasury Money Market Fund (formerly VISION Treasury Money Market Fund)*

* Class A Shares Only
================================================================================
+Only VISION Small Cap Growth Fund has Class C Shares


May 15, 2003


     A Statement of Additional Information (SAI) dated May 15, 2003, is incorporated by reference into this prospectus. Additional information about the Fund's investments is available in the SAIs and in the Annual and Semi-Annual Reports to shareholders of the VISION Group of Funds and the ARK Funds as they become available. The Annual Report discusses market conditions and investment strategies that significantly affected the Funds' performance during its last fiscal year. To obtain the SAI, the Annual and Semi-Annual Reports (when available) and other information without charge, and make inquiries, call (800) 836-2211.

     You can obtain information about the Funds (including the SAI) by writing to or visiting the Public Reference Room in Washington, D.C. You may also access fund information from the EDGAR Database on the SEC's Internet site at http://www.sec.gov. You can purchase copies of this information by contacting the SEC by e-mail at publicinfo@sec.gov or by writing to the SEC's Public Reference Section, Washington D.C. 20549-0102. Call 1-202-942-8090 for information on the Public Reference Room's operations and copying fees.



DISTRIBUTOR
Federated Securities Corp.
Federated Investors Tower
1001 Liberty Tower
Pittsburgh, PA 15222-3779

INVESTMENT ADVISER
M&T Asset Management Department
Manufacturers and Traders Trust Company
One M&T Plaza
Buffalo, NY 14203

CO-ADMINISTRATOR
M&T Securities, Inc.
One M&T Plaza
Buffalo, NY 14203

SUB-ADVISER TO VISION
INTERNATIONAL EQUITY FUND
UBS Global Asset Management
(Americas) Inc.
(formerly, Brinson Partners, Inc.)
209 South LaSalle Street
Chicago, IL 60604

SUB-ADVISERS TO VISION SMALL CAP STOCK FUND
LSV Asset Management
200 West Madison Street
Suite 2780 Chicago, IL 60806

Mazama Capital Management, Inc.
One SW Columbia Street Suite 1860
Portland, OR 97258

SUB-ADVISER TO VISION MID CAP STOCK FUND
Independence Investment LLC
53 State Street
Boston, MA 02100

SUB-ADVISER TO VISION LARGE CAP GROWTH FUND
Montag & Caldwell, Inc.
3455 Peachtree Road, N.E.
Suite 1200
Atlanta, GA 30326-3248


SUB-ADVISER TO VISION NEW YORK TAX FREE MONEY MARKET FUND
Federated Investment Management Company
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

CO-ADMINISTRATOR
Federated Services Company
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT
Federated Shareholder Services Company
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

CUSTODIAN AND FUND ACCOUNTANT
State Street Corporation
P.O. Box 8609
Boston, MA 02266-8609

INDEPENDENT AUDITORS
Ernst & Young, LLP
200 Clarendon Street
Boston, MA 02116-5072








SEC File No. 811-5514

28499 (06/03)
Sign up for Fund Document e-delivery by visiting www.visionfunds.net/myaccount






                                  PROSPECTUS

                                   VISION GROUP OF FUNDS
For Where you want to be
--------------------------------------------------------------------------------


                                   INSTITUTIONAL I SHARES
--------------------------------------------------------------------------------


                                  INSTITUTIONAL II SHARES
--------------------------------------------------------------------------------






vision group of funds
--------------------------------------------------------------------------------


INSTITUTIONAL I SHARES

VISION International Equity Fund

VISION Small Cap Growth Fund

VISION Small Cap Stock Fund

VISION Mid Cap Growth Fund

VISION Mid Cap Stock Fund

VISION Multi Cap Growth Fund

VISION Large Cap Growth Fund

VISION Large Cap Stock Fund

VISION Equity Index Fund

VISION Large Cap Value Fund

VISION Equity Income Fund

VISION Social Balanced Fund

VISION Balanced Fund

VISION Intermediate-Term Bond Fund

VISION Income Fund

VISION Short-Term Corporate Bond Fund

VISION Maryland Municipal Bond Fund

VISION Pennsylvania Municipal Bond Fund

     VISION New York Municipal Bond Fund (formerly VISION New York Municipal Income Fund)

     VISION  U.S.   Government  Bond  Fund  (formerly  VISION  U.S.   Government
Securities  Fund)

     VISION Short Duration Government Bond Fund (formerly VISION Institutional Limited Duration U.S. Government Fund)

VISION New York Tax Free Money Market Fund

INSTITUTIONAL I SHARES AND INSTITUTIONAL II SHARES

VISION Money Market Fund

VISION Tax Free Money Market Fund

VISION Pennsylvania Tax Free Money Market Fund

VISION U.S. Government Money Market Fund

     VISION U.S. Treasury Money Market Fund (formerly VISION Treasury Money Market Fund)

     VISION Funds . Are NOT FDIC Insured . Have No Bank Guarantee . May Lose Value As with all mutual funds, the Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.



May 15, 2003 (revised June 19, 2003)




contents
-------------------------------------------------------------------------------

1     Fund Goals, Strategies, Risks and Performance
o     Performance
o     Bar Charts
o     Average Annual Total Return Tables
4     Equity Funds
30    Balanced Funds
36    Income Funds
56    Money Market Funds
68    What are the Funds' Fees and Expenses?
77    What are the Funds' Main Investments and Techniques?
o     Principal Securities of the Funds
84    Specific Risks of Investing in the Funds
88    What do Shares Cost?
88    How are the Funds Sold?
o     Rule 12B-1 Plans
o     Shareholder Services Plans
89    How to Purchase Shares
o     Placing Your Order
o     Payment Methods
o     Systematic Investment Program
91    How to Redeem Shares
o     Redemption Order Methods
o     Redemption Payment Options
o     Additional Conditions
o     Systematic Withdrawal Program
93    How to Exchange Shares
o     Exchanging Shares by Telephone
o     Exchanging Shares by Mail
o     Systematic Transfer/Exchange Plan (STEP)
95    Account and Share Information
o     Dividends and Capital Gains
o     Tax Information
96    Who Manages the Funds?
o     Sub-Advisers
o     Portfolio Managers
102   Financial Information
o     Financial Highlights


Fund Goals, Strategies, Risks and Performance
--------------------------------------------------------------------------------

     This prospectus of the VISION Group of Funds (the "Trust") offers Institutional I Shares of 23 portfolios, including 11 Equity Funds, two Balanced Funds, eight Income Funds and two Money Market Funds; and Institutional I Shares and Institutional II Shares of five Money Market Funds. Under separate prospectuses, the Trust offers one or more additional classes of shares (Class A Shares, Class B Shares, Class C Shares, Class S Shares, Institutional Shares or undesignated shares) for each portfolio covered by this prospectus. In addition, the Trust offers, under a separate prospectus, one or more classes of shares for four portfolios not covered by this prospectus, including three Managed Allocation Funds.

     The following describes the investment goals (objectives), strategies and principal risks of each portfolio (each, a "Fund") whose Institutional I Shares or Institutional II Shares are offered by this prospectus. There can be no assurance that a Fund will achieve its goal. However, each Fund endeavors to do so by following the strategies and policies described in this prospectus.

     The investment goal of each Fund may only be changed upon the approval of a majority of the outstanding Shares of the Fund which may be affected by the changes. The investment strategies may be changed without shareholder approval, although a Fund will provide shareholders with at least 60 days prior written notice of a change in its 80% investment policy.

Performance and Financial History of Newly Created Funds

     Each of the following Funds (a "Successor Fund") has been newly created as part of an Agreement and Plan of Reorganization ("Reorganization Plan"). As identified in the following chart, the Reorganization Plan contemplates that each Successor Fund will acquire the assets and liabilities of one or more corresponding portfolio(s) of the ARK Funds, a Massachusetts business trust and, where noted, portfolios of the Trust (each, a "Former Portfolio") in a tax-free transaction. It is contemplated that the Successor Fund will be the successor to the performance and financial history of the corresponding Former Portfolio identified with an asterisk (*) as the "Accounting Survivor".

Successor Fund                        Former Portfolio
--------------------------------------------------------------------------------
VISION Large Cap Stock Fund           VISION Large Cap Core Fund
                                      ARK Blue Chip Equity Portfolio
                                      ARK Value Equity Portfolio*
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
VISION Equity Index Fund              ARK Equity Index Portfolio*
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
VISION Equity Income Fund             ARK Equity Income Portfolio*
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
VISION Mid Cap Growth Fund            ARK Mid Cap Equity Portfolio*
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
VISION Small Cap Growth Fund          ARK Small Cap Equity Portfolio*
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
VISION Multi Cap Growth Fund          ARK Capital Growth Portfolio*
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
VISION Balanced Fund                  ARK Balanced Portfolio*
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
VISION Social Balanced Fund           ARK  Social  Issues   Intermediate  Fixed
                                      Income Portfolio*
                                      ARK  Social   Issues   Blue  Chip  Equity
                                      Portfolio
                                      ARK   Social   Issues    Capital   Growth
                                      Portfolio
                                      ARK  Social   Issues   Small-Cap   Equity
                                      Portfolio
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
VISION Income Fund                    ARK Income Portfolio*
--------------------------------------------------------------------------------
VISION Intermediate-Term Bond Fund    VISION Intermediate-Term Bond Fund
                                      ARK Intermediate Fixed Income Portfolio*
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
VISION Short-Term Corporate Bond Fund ARK Short-Term Bond Portfolio*
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
VISION Maryland Municipal Bond Fund   ARK Maryland Tax-Free Portfolio*
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
VISION  Pennsylvania  Municipal  Bond VISION Pennsylvania Municipal Income Fund
Fund                                  ARK Pennsylvania Tax-Free Portfolio*
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
VISION U.S.  Government  Money Market ARK   U.S.    Government   Money   Market
Fund                                  Portfolio*
                                      ARK  U.S.   Government   Cash  Management
                                      Portfolio
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
VISION Tax Free Money Market Fund     ARK Tax-Free Money Market Portfolio*
                                      ARK Tax-Free Cash Management Portfolio
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
VISION  Pennsylvania  Tax Free  Money ARK  Pennsylvania  Tax-Free  Money Market
Market Fund                           Portfolio*
--------------------------------------------------------------------------------
____________
*Accounting Survivor


     The Boards of Trustees of the Trust and the ARK Funds have unanimously approved the Reorganization Plan. However, the Reorganization Plan is subject to approval of each Former Portfolio at special shareholder meetings of the Trust and of the ARK Funds scheduled for August 14, 2003. Each Successor Fund will not have investment operations and will not offer its Shares to the general public under this prospectus unless and until the Reorganization Plan is approved by the shareholders of its corresponding Former Portfolio(s) and the transactions contemplated by the Reorganization Plan take place ("Closing Date"). The Closing Date is scheduled to take place before August 31, 2003. The shareholder meeting date and Closing Date are subject to change. Assuming the Reorganization Plan is approved and is consummated, the "Performance Information" and "Financial Highlights" sub-section for each Successor Fund will reflect the past performance and financial history of its corresponding Accounting Survivor for the periods presented prior to the Closing Date. As with all mutual funds, past performance is no guarantee of future results. Each of the ARK Fund Former Portfolios is advised by Allied Investment Advisors, Inc. (AIA), formerly an indirect wholly-owned subsidiary of Allfirst Financial, Inc. (Allfirst). On April 1, 2003, M&T Bank Corporation, parent of Manufacturers and Traders Trust Company (M&T Bank) (Adviser), acquired Allfirst, and as a result, AIA is now a wholly-owned subsidiary of M&T Bank. Each Successor Fund has investment objectives and policies that are identical or substantially similar to those of the corresponding Accounting Survivor, except for VISION Social Balanced Fund, which will be more representative of a blend of the corresponding Former Portfolios. Each Successor Portfolio has different fee and expense arrangements than the corresponding Former Portfolios.


     Performance and Financial History of VISION Funds Which Succeeded to Governor Funds Each of the following VISION Funds is a successor to a corresponding portfolio of the Governor Funds pursuant to a reorganization that took place on January 8, 2001.


Successor VISION Fund                         Corresponding Governor Fund
----------------------------------------------
--------------------------------------------------------------------------------
VISION International Equity Fund              International Equity Fund
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
VISION Small Cap Stock Fund                   Aggressive Growth Fund
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
VISION Short  Duration  Government            Limited   Duration    Government
Bond Fund                                     Securities Fund
(formerly   VISION   Institutional
Limited  Duration U.S.  Government
Fund)
--------------------------------------------------------------------------------

     Prior to that date, each Successor VISION Fund had no investment operations. Accordingly, the performance information and financial information provided in the prospectus for periods prior to January 8, 2001, is historical information for the corresponding Governor Fund. Each of the Governor Funds was managed through January 8, 2001 by Martindale Andres & Company LLC, which became a subsidiary of M&T Bank on October 6, 2000. On January 8, 2001, M&T Asset Management, a department of M&T Bank, assumed all advisory responsibilities. Each corresponding Governor Fund had investment objectives and policies that are identical or substantially similar to that of the Successor VISION Fund, although Governor Funds had different fee and expense arrangements.



     Performance History of Newly Created Share Classes of Previously Existing VISION Funds Performance information provided in this prospectus for Institutional I Shares and/or Institutional II Shares of VISION International Equity Fund, VISION Small Cap Stock Fund, VISION Mid Cap Stock Fund, VISION Large Cap Growth Fund, VISION Large Cap Value Fund, VISION New York Municipal Bond Fund (formerly VISION New York Municipal Income Fund), VISION U.S. Government Bond Fund (formerly VISION U.S. Government Securities Fund), VISION Short Duration Government Bond Fund (formerly VISION Institutional Limited
Duration  U.S.  Government  Fund),  VISION New York Tax Free Money  Market Fund,
VISION Money Market Fund and VISION U.S. Treasury Money Market Fund (collectively, the "Existing VISION Funds") are shown for Class A Shares, which is another class of shares offered by those Funds. The Class A Shares' performance information is disclosed because Institutional I Shares and Institutional II Shares have not yet been publicly offered, and only will be publicly offered if and when the Reorganization is consummated. The performance information of Institutional I Shares and Institutional II Shares would be substantially similar to the performance information of Class A Shares over the periods shown in this prospectus, and would differ only to the extent that the classes do not have the same expenses. It is anticipated the expenses of Institutional I Shares and Institutional II Shares will not exceed those of Class A Shares.


PERFORMANCE

     On the following pages is performance information for each Fund. This information gives you some indication of the risks of an investment in a Fund by comparing each Fund's performance with a broad measure of market performance. While past performance of a Fund does not necessarily predict future performance, the following information provides you with the historical performance information to assist you in analyzing how each Fund's investment risks may be balanced by their potential rewards. For more current performance information, including the current 7-Day Net Yields of the Money Market Funds, call (800) 836-2211.


BAR CHARTS

     The bar chart represents the (historical) calendar year performance of each Fund. Following the bar chart is the year-to-date performance of Shares through the most recent calendar quarter. Also provided is the best and worst calendar quarter performance for Shares.


AVERAGE ANNUAL TOTAL RETURN TABLES

     Following the bar chart is a performance table showing the Average Annual Total Return of the Funds as compared to an appropriate broad-based securities market index for certain periods ended December 31, 2002. The market indices are unmanaged and are not adjusted for any sales charges, expenses or other fees the SEC requires to be reflected in a Fund's performance. You cannot invest directly in an index.




EQUITY FUNDS
--------------------------------------------------------------------------------

vision international equity fund

Goal

     To seek long-term capital appreciation, primarily through a diversified portfolio of non-U.S. equity securities.


Strategy

     The Fund will invest substantially all, but under normal circumstances, not less than 80% (measured at time of purchase), of the value of its net assets in a diversified portfolio of equity securities in at least eight countries other than the United States. Equity securities include common stocks and preferred stocks as well as convertible securities. Although it may invest anywhere in the world, the Fund invests primarily in the equity markets listed in the Morgan Stanley Capital International European, Australasia, Far East (MSCI EAFE) Index(R), the benchmark against which the Fund measures the performance of its portfolio. The Fund may also invest in foreign forward currency contracts to achieve allocation strategies. The investment perspective of UBS Global Asset Management (America) Inc. (UBS) (formerly Brinson Partners, Inc.), sub-adviser for the Fund, is to invest in the equity securities of non-U.S. markets and companies which are believed to be undervalued based upon internal research and proprietary valuation systems. These processes utilized by the Fund's sub-adviser incorporate internal analysts' considerations of company management, competitive advantage, and each company's core competencies to determine a stock's fundamental value, which is then compared to the stock's current market price.


Risks

     All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. The primary factors that may reduce the Fund's returns include:

o Stock Market Risks. The value of equity securities in the Fund's portfolio will fluctuate and, as a result, the Fund's Share price may decline suddenly or over a sustained period of time.

o Risk Related to Investing for Growth. The growth stocks in which the Fund invests are typically more volatile than value stocks and may depend more on price changes than dividends for return.

o Risks Related to Investing for Value. Due to their low valuations, value stocks are typically less volatile than growth stocks. However, value stocks may lag behind growth stocks in an up market.

o Risks of Foreign Investing. Foreign, economic, political or regulatory conditions may be less favorable than those of the United States.

o    Currency  Risk.  Securities   denominated  in  foreign  currencies  may  be
     adversely affected by changes in currency rates and by substantial currency conversion costs.



Risk/Return Bar Chart and Table

     The total returns shown above are for the Class A Shares, which is another class of shares offered by VISION International Equity Fund. Class A Shares are not offered in this prospectus for the Fund's Institutional I Shares. The total returns for Class A Shares are disclosed here because Institutional I Shares have not yet been publicly offered. These total returns would be substantially similar to the annual returns for Institutional I Shares over the same period and would differ only to the extent that the two classes do not have the same expenses. It is anticipated that expenses of Institutional I Shares will not exceed those of the Class A Shares.

     The bar chart shows the variability of the Fund's Class A Shares total returns on a calendar year-end basis.

     The total returns displayed for the Fund's Class A Shares do not reflect the payment of any sales charges or recurring shareholder account fees. If these charges or fees had been included, the returns shown would have been lower.

     The Fund's Class A Shares total return for the three-month period from January 1, 2003 to March 31, 2003 was (8.40)%.

     Within the periods shown in the chart, the Fund's Class A Shares highest quarterly return was 8.43% (quarter ended December 31, 2002). Its lowest quarterly return was (20.50)% (quarter ended September 30, 2002).


Average Annual Total Return Table

     The following table represents the Fund's Class A Shares Average Annual Total Returns, reduced to reflect applicable sales charges, for the calendar periods ended December 31, 2002. Return Before Taxes is shown. In addition, Return After Taxes is shown for the Fund's Class A Shares to illustrate the effect of federal taxes on Fund returns. Actual after-tax returns depend on each investor's personal tax situation, and are likely to differ from those shown. The table also shows returns for the MSCI EAFE. MSCI EAFE is a market capitalization-weighted equity index comprising 20 of the 48 countries in the MSCI universe and representing the developed world outside of North America. Total returns for the index shown do not reflect sales charges, expenses or other fees that the SEC requires to be reflected in the Fund's performance. The index is unmanaged and it is not possible to invest directly in an index.

    (For the periods ended December 31, 2002)


                                                           Start of Performance1
Class A Shares                                 1 Year
--------------------------------------------------------------------------------
                               -------------------------------------------------
Return Before Taxes                           (16.72)%            (5.46)%
--------------------------------------------------------------------------------
-------------------------------
Return After Taxes on                         (17.19)%            (6.60)%
Distributions2
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Return After Taxes on Distributions and       (10.27)%            (4.73)%
Sale of Fund Shares2
--------------------------------------------------------------------------------
MSCI EAFE                                     (15.94)%            (7.22)%
--------------------------------------------------------------------------------

1 The Fund's Class A Shares start of performance date was February 9, 1999.

     2 After-tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. Return After Taxes on Distributions assumes a continued investment in the Fund and shows the effect of taxes on Fund distributions. Return After Taxes on Distributions and Sale of Fund Shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after-tax returns do not reflect the effect of any applicable state and local taxes. After-tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(k) plans.

     Past performance is no guarantee of future results. This information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential returns.


vision small cap growth fund

Goal
    Long-term capital appreciation.


Strategy

     The Fund seeks its investment goal by investing primarily in common stocks and other equity securities of U.S. issuers. Under normal circumstances, the Fund invests at least 80% (measured at time of purchase) of the value of its net assets in equity securities of small-cap companies. The Adviser defines small-cap companies as companies with a market capitalization of $2 billion or less. The Fund's Adviser purchases stocks of smaller companies that are in the early stages of development and which the Adviser believes have the potential to achieve substantial long-term earnings growth. The Fund may also invest a limited percentage of its assets in foreign securities and fixed income securities.

     In selecting investments for the Fund, the Adviser purchases securities of small-cap U.S. companies with strong earnings growth potential. The Adviser may also purchase stocks of companies that are experiencing unusual, non-repetitive "special" situations (such as mergers or spin-offs) or that have valuable fixed assets whose value is not fully reflected in a stock's price. The Adviser may invest up to 20% of its net assets in stocks of smaller companies that it believes are undervalued relative to their assets, earnings or growth potential.


Risks

     All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. The primary factors that may reduce the Fund's returns include:

     o Stock Market Risks. The value of equity securities in the Fund's portfolio will fluctuate and, as a result, the Fund's Share price may decline suddenly or over a sustained period of time.

     o Risk Related to Investing for Growth. The growth stocks in which the Fund invests are typically more volatile than value stocks and may depend more on price changes than dividends for return.

     o Risk Related to Company Size. Because the smaller companies in which the Fund may invest may have unproven track records, a limited product or service base and limited access to capital, they may be more likely to fail than larger companies.

     o Risks of Foreign Investing. Foreign, economic, political or regulatory conditions may be less favorable than those of the United States.


Performance Information

     The following Bar Chart and Table reflect historical performance data for the Institutional Class Shares of the corresponding Accounting Survivor, ARK Small-Cap Equity Portfolio, prior to its contemplated Reorganization into the Trust. The bar chart and table below illustrate the risks and volatility of an investment in the Institutional Class Shares of the Accounting Survivor. Of course, the Accounting Survivor's Institutional Class Shares past performance does not necessarily predict how the Fund will perform in the future.


Risk/Return Bar Chart and Table

     The  bar  chart  shows  the   variability  of  the  Accounting   Survivor's
Institutional Class Shares total returns on a calendar year-end basis.

     The Accounting Survivor's Institutional Class Shares total return for the three-month period from January 1, 2003 to March 31, 2003 was (9.00)%.

     Within the periods shown in the chart, the Accounting Survivor's Institutional Class Shares highest quarterly return was 82.09% (quarter ended December 31, 1999). Its lowest quarterly return was (23.61)% (quarter ended September 30, 2002).


Average Annual Total Return Table

     The following table represents the Accounting Survivor's Institutional Class Shares Average Annual Total Returns for the calendar periods ended December 31, 2002. Return Before Taxes is shown. In addition, Return After Taxes is shown for the Accounting Survivor's Institutional Class Shares to illustrate the effect of federal taxes on Fund returns. Actual after-tax returns depend on each investor's personal tax situation, and are likely to differ from those shown. The table also shows returns for the Russell 2000 Index and the Russell 2000 Growth Index, broad-based market indexes, and the Lipper Small Cap Core Funds Classification. The Russell 2000 Index is an unmanaged index of the 2,000 smallest companies in the Russell 3000 Index, which measures the performance of the 3,000 largest U.S. companies based on market capitalization. The Russell 2000 Growth Index measures the performance of those Russell 2000 companies with higher price-to-book ratios and higher forecasted growth values. The Lipper Small Cap Core Funds Classification is a composite of mutual funds, designated by Lipper, Inc., with goals similar to the Fund's goals. Total returns for the indexes shown do not reflect sales charges, expenses or other fees that the SEC requires to be reflected in the Fund's performance. The indexes and average are unmanaged and it is not possible to invest directly in an index or average.

    (For the periods ended December 31, 2002)

Accounting Survivor-Institutional Class      1 Year   5 Years      Start of
Shares                                                           Performance1
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Return Before Taxes                         (27.78)%  13.46%        14.11%
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Return After Taxes on Distributions2        (27.78)%   9.83%         9.75%
                                                               -----------------
Return After Taxes on Distributions and     (17.06)%   9.81%         9.72%
Sales of Fund Shares 2
--------------------------------------------------------------------------------
Russell 2000 Index                          (20.48)%  (1.36)%        5.50%
--------------------------------------------------------------------------------
Russell 2000 Growth Index                   (30.26)%  (6.59)%        0.14%
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Lipper Small Cap Core Funds Classification  (18.91)%   1.56%         7.96%
--------------------------------------------------------------------------------

     1 The Accounting Survivor's Institutional Class Shares start of performance date was July 13, 1995.

     2 After-tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. Return After Taxes on Distributions assumes a continued investment in the Fund and shows the effect of taxes on Fund distributions. Return After Taxes on Distributions and Sale of Fund Shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after-tax returns do not reflect the effect of any applicable state and local taxes. After-tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(k) plans.

     Past performance is no guarantee of future results. This information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential returns.


vision small cap stock fund

Goal
    To seek growth of capital.

Strategy

     The Fund will invest substantially all, but under normal circumstances not less than 80%, of the value of its net assets in a diversified portfolio of equity securities (primarily common stocks) of companies with market capitalizations at time of purchase under $2 billion. Equity securities include common and preferred stocks as well as convertible securities. Stocks purchased by the Fund generally will be traded on established U.S. markets and exchanges. The Adviser utilizes a blended style of investing by allocating and reallocating, for management investment purposes, varying portions of the portfolio between the Fund's sub-advisers, LSV Asset Management (LSV) (with respect to the value style portion of the portfolio, where LSV looks for companies with relatively low or unrecognized valuations) and Mazama Capital Management, Inc. (Mazama) (with respect to the growth style portion of the portfolio, where Mazama looks for companies which have above-average sales earnings growth).


Risks

     All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. The primary factors that may reduce the Fund's returns include:

     o Stock Market Risks. The value of equity securities in the Fund's portfolio will fluctuate and, as a result, the Fund's Share price may decline suddenly or over a sustained period of time.

     o Risk Related to Investing for Growth. The growth stocks in which the Fund invests are typically more volatile than value stocks and may depend more on price changes than dividends for return.

     o Risks Related to Investing for Value. Due to their low valuations, value stocks are typically less volatile than growth stocks. However, value stocks may lag behind growth stocks in an up market.

     o Risk Related to Company Size. Because the smaller companies in which the Fund may invest may have unproven track records, a limited product or service base and limited access to capital, they may be more likely to fail than larger companies.



Risk/Return Bar Chart and Table

     The total returns shown above are for the Class A Shares, which is another class of shares offered by VISION Small Cap Stock Fund. Class A Shares are not offered in this prospectus for the Fund's Institutional I Shares. The total returns for Class A Shares are disclosed here because Institutional I Shares have not yet been publicly offered. These total returns would be substantially similar to the annual returns for Institutional I Shares over the same period and would differ only to the extent that the two classes do not have the same expenses. It is anticipated that the expenses of Institutional I Shares will not exceed those of the Class A Shares.

     The bar chart shows the variability of the Fund's Class A Shares total returns on a calendar year-end basis.

     The total returns displayed for the Fund's Class A Shares do not reflect the payment of any sales charges or recurring shareholder account fees. If these charges or fees had been included, the returns shown would have been lower.

     The Fund's Class A Shares total return for the three-month period from January 1, 2003 to March 31, 2003 was (4.50)%.

     Within the periods shown in the chart, the Fund's Class A Shares highest quarterly return was 21.72% (quarter ended December 31, 2001). Its lowest quarterly return was (17.12)% (quarter ended September 30, 2002).



Average Annual Total Return Table

     The following table represents the Fund's Class A Shares Average Annual Total Returns, reduced to reflect applicable sales charges, for the calendar periods ended December 31, 2002. Return Before Taxes is shown for the Fund's Class A Shares. In addition, Return After Taxes is shown for the Fund's Class A Shares to illustrate the effect of federal taxes on Fund returns. Actual after-tax returns depend on each investor's personal tax situation, and are likely to differ from those shown. The table also shows returns for the Russell 2000 Index, a broad-based market index. The Russell 2000 Index is an unmanaged index of the 2,000 smallest companies in the Russell 3000 Index, which measures the performance of the 3,000 largest U.S. companies based on market capitalization. Total returns for the index shown do not reflect sales charges, expenses or other fees that the SEC requires to be reflected in the Fund's performance. The index is unmanaged and it is not possible to invest directly in an index. The information presented above, for the periods prior to January 8, 2001, is the historical information for the Governor Aggressive Growth Fund. The quoted performance of Small Cap Stock Fund includes performance of certain predecessor collective trust funds ("commingled") accounts, for the periods dating back to July 1, 1994 and prior to VISION Small Cap Stock Fund's commencement of operations on February 3, 1997, as adjusted to reflect the expenses associated with the Fund. The commingled accounts were not registered with the SEC and, therefore, were not subject to investment restrictions imposed by law on registered mutual funds. If the commingled accounts had been registered, the commingled accounts' performance may have been adversely affected.

(For the periods ended December 31, 2002)

Class A Shares                               1 Year   5 Years      Start of
                                                                 Performance1
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Return Before Taxes                         (22.63)%   0.49%         6.34%
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Return After Taxes on Distributions2        (26.47)%  (2.92)%        5.71%
                                                               -----------------
Return After Taxes on Distributions and     (10.86)%  (0.72)%        5.88%
Sales of Fund Shares2
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Russell 2000 Index                          (20.48)%   7.52%         7.08%
--------------------------------------------------------------------------------
1 The Fund's Class A Shares start of performance date was July 1, 1994.

     2 After-tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. Return After Taxes on Distributions assumes a continued investment in the Fund and shows the effect of taxes on Fund distributions. Return After Taxes on Distributions and Sale of Fund Shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after tax returns do not reflect the effect of any applicable state and local taxes. After tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(k) plans.

     Past performance is no guarantee of future results. This information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential returns.


vision mid cap growth fund

Goal
    Long-term capital appreciation.


     Strategy

The Fund seeks its investment goal by investing primarily in common stocks and other equity securities of U.S. issuers. Under normal circumstances, the Fund invests at least 80% of the value of its net assets in equity securities of mid-cap companies with market capitalizations at time of purchase of $1 billion to $15 billion. The Fund's Adviser chooses stocks of mid-cap companies that have significant growth potential.

     In selecting securities for the Fund, the Adviser purchases securities of companies that have not reached full maturity, but that have above-average sales and earnings growth. The Adviser may invest up to 20% of its net assets in medium-sized companies with relatively low or unrecognized market valuations.


Risks

     All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. The primary factors that may reduce the Fund's returns include:

o Stock Market Risks. The value of equity securities in the Fund's portfolio will fluctuate and, as a result, the Fund's Share price may decline suddenly or over a sustained period of time.

o Risk Related to Investing for Growth. The growth stocks in which the Fund invests are typically more volatile than value stocks and may depend more on price changes than dividends for return.

o Risk Related to Company Size. Because the smaller companies in which the Fund may invest may have unproven track records, a limited product or service base and limited access to capital, they may be more likely to fail than larger companies.


Performance Information

     The following Bar Chart and Table reflect historical performance data for the Institutional Class Shares of the corresponding Accounting Survivor, ARK Mid-Cap Equity Portfolio, prior to its contemplated Reorganization into the Trust. The bar chart and table below illustrate the risks and volatility of an investment in the Accounting Survivor's Institutional Class Shares. Of course, the Accounting Survivor's Institutional Class Shares past performance does not necessarily predict how the Fund will perform in the future.



Risk/Return Bar Chart and Table

     The  bar  chart  shows  the   variability  of  the  Accounting   Survivor's
Institutional Class Shares total returns on a calendar year-end basis.

     The Accounting Survivor's Institutional Class Shares total return for the three-month period from January 1, 2003 to March 31, 2003 was (4.68)%.

     Within the periods shown in the chart, the Accounting Survivor's Institutional Class Shares highest quarterly return was 30.57% (quarter ended December 31, 1998). Its lowest quarterly return was (15.87)% (quarter ended September 30, 2001).


Average Annual Total Return Table

     The following table represents the Accounting Survivor's Institutional Class Shares Average Annual Total Returns, for the calendar periods ended December 31, 2002. Return Before Taxes is shown. In addition, Return After Taxes is shown for the Accounting Survivor's Institutional Class Shares to illustrate the effect of federal taxes on Fund returns. Actual after-tax returns depend on each investor's personal tax situation, and are likely to differ from those shown. The table also shows returns for the Standard & Poor's Mid Cap 400 Index (S&P Mid Cap 400), a broad-based market index, and the Lipper Mid Cap Growth Funds Classification. The S&P Mid Cap 400 is a capitalization-weighted index that measures the performance of common stocks in the mid-range of the U.S. stock market. Lipper Mid Cap Growth Funds Classification is a composite of mutual funds, designated by Lipper, Inc., with goals similar to the Fund's goals. Total returns for the index shown do not reflect sales charges, expenses or other fees that the SEC requires to be reflected in the Fund's performance. The index and average are unmanaged and it is not possible to invest directly in an index or average.

    (For the periods ended December 31, 2002)


Accounting Survivor-Institutional                  1 Year    5 Years      Start of
Class Shares                                                            Performance1
---------------------------------------------------------------------------------------
                                             ------------------------------------------
Return Before Taxes                               (20.99)%    3.93%         8.06%
---------------------------------------------------------------------------------------
---------------------------------------------
Return After Taxes on Distributions2              (21.01)%    2.01%         6.06%
---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------
Return After Taxes on Distributions and Sale of   (12.89)%    3.12%         6.42%
Fund Shares2
---------------------------------------------------------------------------------------
                                             ------------------------------------------
S&P Mid Cap 400                                   (14.51)%    6.40%        10.20%
---------------------------------------------------------------------------------------
Lipper Mid Cap Growth Funds                       (29.02)%   (2.18)%        0.23%
Classification
---------------------------------------------------------------------------------------

     1 The Accounting Survivor's Institutional Class Shares start of performance date was November 18, 1996.

     2 After-tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. Return After Taxes on Distributions assumes a continued investment in the Fund and shows the effect of taxes on Fund distributions. Return After Taxes on Distributions and Sale of Fund Shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after-tax returns do not reflect the effect of any applicable state and local taxes. After-tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(k) plans.

     Past performance is no guarantee of future results. This information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential returns.


vision mid cap stock fund

     Goal
To provide total return. The Fund's total return will consist of two components: (1) changes in the market value of its portfolio securities (both realized and unrealized appreciation); and (2) income received from its portfolio securities. The Fund expects that capital appreciation will comprise the largest component of its total return.

Strategy

     The Fund pursues its goal by investing, under normal market conditions, at least 80% of the value of its net assets in a diversified portfolio of equity securities (primarily common stocks) of mid-cap companies with market capitalizations  at  time of  purchase  of $1  billion  to $15  billion.  Equity securities include common and preferred stocks as well as convertible securities. Independence Investment LLC (Independence), the Fund's sub-adviser, will select stocks based upon both their relative value and potential for growth. The Fund's total return will result mostly from capital appreciation rather than income.

     VISION Mid Cap Stock Fund commenced operations on October 15, 1999, when it acquired both VISION Growth and Income Fund and VISION Capital Appreciation Fund (the "Acquired Funds") in a reorganization. In order to comply with comments made by the staff of the SEC, Mid Cap Stock Fund had to become an "accounting survivor" of one of the Acquired Funds, despite the differences in the investment objective, strategies, policies and expenses of the Acquired Funds, and the fact that Mid Cap Stock Fund's sub-adviser never managed, or provided any investment advice to, the Acquired Funds. Accordingly, the following financial and performance information presented for Mid Cap Stock Fund in reality reflects the historical operations of VISION Growth and Income Fund for all periods prior to October 15, 1999. This past performance does not necessarily predict future performance of Mid Cap Stock Fund and should be evaluated in light of the Fund's organization and the differences noted above.


Risks

     All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. The primary factors that may reduce the Fund's returns include:

     o Stock Market Risks. The value of equity securities in the Fund's portfolio will fluctuate and, as a result, the Fund's Share price may decline suddenly or over a sustained period of time.

     o Risk Related to Investing for Growth. The growth stocks in which the Fund invests are typically more volatile than value stocks and may depend more on price changes than dividends for return.

     o Risks Related to Investing for Value. Due to their low valuations, value stocks are typically less volatile than growth stocks. However, value stocks may lag behind growth stocks in an up market.

     o Risk Related to Company Size. Because the smaller companies in which the Fund may invest may have unproven track records, a limited product or service base and limited access to capital, they may be more likely to fail than larger companies.



     Risk/Return Bar Chart and Table The total returns shown above are for the Class A Shares, which is another class of shares offered by VISION Mid Cap Stock Fund. Class A Shares are not offered in this prospectus for the Fund's Institutional I Shares. The total returns for Class A Shares are disclosed here because Institutional I Shares have not yet been publicly offered. These total returns would be substantially similar to the annual returns for Institutional I Shares over the same period and would differ only to the extent that the two classes do not have the same expenses. It is anticipated that the expenses of Institutional I Shares will not exceed those of the Class A Shares.

     The bar chart shows the variability of the Fund's Class A Shares total returns on a calendar year-end basis.

     The total returns displayed for the Fund's Class A Shares do not reflect the payment of any sales charges or recurring shareholder account fees. If these charges or fees had been included, the returns shown would have been lower.

     The Fund's Class A Shares total return for the three-month period from January 1, 2003 to March 31, 2003 was (4.79)%.

     Within the periods shown in the chart, the Fund's Class A Shares highest quarterly return was 27.55% (quarter ended June 30, 1999). Its lowest quarterly return was (25.98)% (quarter ended September 30, 1998).



Average Annual Total Return Table

     The following table represents the Fund's Class A Shares Average Annual Total Returns, reduced to reflect applicable sales charges, for the calendar periods ended December 31, 2002. Return Before Taxes is shown. In addition, Return After Taxes is shown for the Fund's Class A Shares to illustrate the effect of federal taxes on Fund returns. Actual after-tax returns depend on each investor's personal tax situation, and are likely to differ from those shown. The table also shows returns for the Standard & Poor's Mid Cap 400 Index (S&P Mid Cap 400) and the Russell Mid Cap Index (RMC), broad-based market indexes. The S&P Mid Cap 400 is a capitalization-weighted index that measures the performance of common stocks in the mid-range of the U.S. stock market. The RMC measures the performance of the 800 smallest companies in the Russell 1000 Index, which represent approximately 25% of the total market capitalization of the Russell 1000 Index. Total returns for the indexes shown do not reflect sales charges, expenses or other fees that the SEC requires to be reflected in the Fund's performance. The indexes are unmanaged and it is not possible to invest directly in an index.

(For the periods ended December 31, 2002)

                                                                      Start of
                                                                    Performance1
Class A Shares                                  1 Year   5 Years
--------------------------------------------------------------------------------
                                          --------------------------------------
Return Before Taxes                            (18.66)%  (1.18)%        7.56%
--------------------------------------------------------------------------------
------------------------------------------
Return After Taxes on Distributions2           (18.66)%  (2.55)%        5.68%
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Return After Taxes on Distributions and Sale   (11.46)%  (1.32)%        5.62%
of Fund Shares2
--------------------------------------------------------------------------------
S&P Mid Cap 400                                (14.50)%   6.42%        12.15%
--------------------------------------------------------------------------------
RMC                                            (16.19)%   2.19%         9.49%
--------------------------------------------------------------------------------

1 The Fund's Class A Shares start of performance date was November 29, 1993.

     2 After-tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. Return After Taxes on Distributions assumes a continued investment in the Fund and shows the effect of taxes on Fund distributions. Return After Taxes on Distributions and Sale of Fund Shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after-tax returns do not reflect the effect of any applicable state and local taxes. After-tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(k) plans.

     Past performance is no guarantee of future results. This information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential returns.



vision multi cap growth fund

Goal
    Long-term capital appreciation.


Strategy

     The Fund seeks its investment goal by investing, under normal market conditions, at least 80% of the value of its assets in common stocks and securities convertible into common stocks of small- and mid-size companies with market capitalizations at time of purchase of $15 billion or less. The Fund's Adviser will build a broadly diversified portfolio of stocks with above-average capital growth potential.

     In selecting securities for the Fund, the Adviser purchases securities of well-known, established companies, and considers each company's current financial strength, as well as its revenue and earnings growth and the valuation of its stock.


Risks

     All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. The primary factors that may reduce the Fund's returns include:

     o Stock Market Risks. The value of equity securities in the Fund's portfolio will fluctuate and, as a result, the Fund's Share price may decline suddenly or over a sustained period of time.

     o Risk Related to Investing for Growth. The growth stocks in which the Fund invests are typically more volatile than value stocks and may depend more on price changes than dividends for return.

     o Risk Related to Company Size. Because the smaller companies in which the Fund may invest may have unproven track records, a limited product or service base and limited access to capital, they may be more likely to fail than larger companies.


Performance Information

     The following Bar Chart and Table reflect historical performance data for the Institutional Class Shares of the corresponding Accounting Survivor, ARK Capital Growth Portfolio, prior to its contemplated Reorganization into the Trust. The bar chart and table below illustrate the risks and volatility of an investment in the Accounting Survivor's Institutional Class Shares. Of course, the Accounting Survivor's Institutional Class Shares past performance does not necessarily indicate how the Fund will perform in the future.



Risk/Return Bar Chart and Table

     The  bar  chart  shows  the   variability  of  the  Accounting   Survivor's
Institutional Class Shares total returns on a calendar year-end basis.

     The Accounting Survivor's Institutional Class Shares total return for the three-month period from January 1, 2003 to March 31, 2003 was (1.19)%.

     Within the periods shown in the chart, the Accounting Survivor's Institutional Class Shares highest quarterly return was 35.07% (quarter ended December 31, 1998). Its lowest quarterly return was (22.79)% (quarter ended September 30, 2001).


Average Annual Total Return Table

     The following table represents the Accounting Survivor's Institutional Class Shares Average Annual Total Returns, for the calendar periods ended December 31, 2002. Return Before Taxes is shown. In addition, Return After Taxes is shown for the Accounting Survivor's Institutional Class Shares to illustrate the effect of federal taxes on Fund returns. Actual after-tax returns depend on each investor's personal tax situation, and are likely to differ from those shown. The table also shows returns for the Standard & Poor's 500 Index (S&P
500) and the Russell 1000 Growth Index, broad-based market indexes, and the Lipper Multi Cap Growth Funds Classification. The S&P 500 is an unmanaged capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. The Russell 1000 Growth Index measures the performance of those Russell 2000 companies with higher price-to-book ratios and higher forecasted growth values. The Lipper Multi Cap Growth Funds Classification is a composite of mutual funds, designated by Lipper, Inc., with goals similar to the Fund's goals. Total returns for the indexes shown do not reflect sales charges, expenses or other fees that the SEC requires to be reflected in the Fund's performance. The indexes and average are unmanaged and it is not possible to invest directly in an index or average.


    (For the periods ended December 31, 2002)

Accounting Survivor-Institutional                   1 Year    5 Years      Start of
Class Shares                                                             erformance1
---------------------------------------------------------------------------------------
                                                  -------------------------------------
Return Before Taxes                                (33.54)%    0.84%        7.18%
---------------------------------------------------------------------------------------
--------------------------------------------------
Return After Taxes on Distributions2               (33.54)%   (0.18)%       5.07%
---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------
Return After Taxes on Distributions and Sale of    (20.59)%    0.88%        5.25%
Fund Shares2
---------------------------------------------------------------------------------------
                                                  -------------------------------------
S&P 500                                            (22.10)%   (0.58)%       9.43%
---------------------------------------------------------------------------------------
Russell 1000 Growth Index                          (27.88)%   (3.84)%       7.61%
---------------------------------------------------------------------------------------
Lipper Multi Cap Growth Funds                      (30.42)%   (2.69)%       6.72%
Classification
---------------------------------------------------------------------------------------

     1 The Accounting Survivor's Institutional Class Shares start of performance date was July 16, 1993.

     2 After-tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. Return After Taxes on Distributions assumes a continued investment in the Fund and shows the effect of taxes on Fund distributions. Return After Taxes on Distributions and Sale of Fund Shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after-tax returns do not reflect the effect of any applicable state and local taxes. After-tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(k) plans.

     Past performance is no guarantee of future results. This information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential returns.


vision large cap growth fund

Goal
    To provide capital appreciation.

Strategy


     The Fund invests, under normal market conditions, at least 80% of the value of its net assets in a diversified portfolio of equity securities (primarily common stocks) of companies with market capitalizations at time of purchase greater than $3 billion. Equity securities include common and preferred stocks as well as convertible securities. Montag & Caldwell, Inc. (Montag & Caldwell), the Fund's sub-adviser, uses a bottom-up approach to selecting growth-oriented stocks. The Fund seeks to invest in high-quality, well-established large cap companies that:


     have a strong history of earnings growth; are attractively priced, relative to the company's potential for above-average, long-term earnings and revenue growth; have strong balance sheets; have a sustainable competitive advantage; and are currently, or have the potential to become industry leaders.

Risks

     All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. The primary factors that may reduce the Fund's returns include:

     o Stock Market Risks. The value of equity securities in the Fund's portfolio will fluctuate and, as a result, the Fund's Share price may decline suddenly or over a sustained period of time.

     o Risk Related to Investing for Growth. The growth stocks in which the Fund invests are typically more volatile than value stocks and may depend more on price changes than dividends for return.



Risk/Return Bar Chart and Table

     The total returns shown above are for the Class A Shares, which is another class of shares offered by VISION Large Cap Growth Fund. Class A Shares are not offered in this prospectus for the Fund's Institutional I Shares. The total returns for Class A Shares are disclosed here because Institutional I Shares have not yet been publicly offered. These total returns would be substantially similar to the annual returns for Institutional I Shares over the same period and would differ only to the extent that the two classes do not have the same expenses. It is anticipated that the expenses of Institutional I Shares will not exceed those of the Class A Shares.

     The bar chart shows the variability of the Fund's Class A Shares total returns on a calendar year-end basis.

     The total returns displayed for the Fund's Class A Shares do not reflect the payment of any sales charges or recurring shareholder account fees. If these charges or fees had been included, the returns shown would have been lower.

     The Fund's Class A Shares total return for the three-month period from January 1, 2003 to March 31, 2003 was (0.62)%.

     Within the periods shown in the chart, the Fund's Class A Shares highest quarterly return was 10.41% (quarter ended December 31, 2001). Its lowest quarterly return was (15.30)% (quarter ended March 31, 2001).



Average Annual Total Return Table

     The following table represents the Fund's Class A Shares Average Annual Total Returns, reduced to reflect applicable sales charges, for the calendar periods ended December 31, 2002. Return Before Taxes is shown. In addition, Return After Taxes is shown for the Fund's Class A Shares to illustrate the effect of federal taxes on Fund returns. Actual after-tax returns depend on each investor's personal tax situation, and are likely to differ from those shown. The table also shows returns for the Standard & Poor's 500 Index (S&P 500), the Russell 1000 Index and the Standard & Poor's 500/Barra Growth Index (S&P 500/BG), broad-based market indexes. The S&P 500 is an unmanaged capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. The Russell 1000 Index measures the performance of the 1,000 largest companies in the Russell 3000 Index, which represents approximately 90% of the total market capitalization of the Russell 3000 Index. The S&P 500/BG is an unmanaged capitalization-weighted index of stocks in the S&P 500 having the highest price-to-book ratios. The S&P 500/BG consists of approximately half of the S&P 500 on a market capitalization basis. Total returns for the indexes shown do not reflect sales charges, expenses or other fees that the SEC requires to be reflected in the Fund's performance. The indexes are unmanaged and it is not possible to invest directly in an index.

(For the periods ended December 31, 2002)

                                                          Start of Performance1
Class A Shares                                1 Year
--------------------------------------------------------------------------------
                            ----------------------------------------------------
Return Before Taxes                          (27.73)%           (16.43)%
--------------------------------------------------------------------------------
----------------------------
Return After Taxes on                        (27.73)%           (16.44)%
Distributions2
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Return After Taxes on Distributions and      (17.03)%           (12.70)%
Sale of Fund Shares2
--------------------------------------------------------------------------------
S&P 500                                      (22.10)%           (15.41)%
--------------------------------------------------------------------------------
Russell 1000 Index                           (21.65)%           (26.40)%
--------------------------------------------------------------------------------
S&P 500/BG                                   (23.58)%           (21.43)%
--------------------------------------------------------------------------------

1 The Fund's Class A Shares start of performance date was March 20, 2000.

     2 After-tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. Return After Taxes on Distributions assumes a continued investment in the Fund and shows the effect of taxes on Fund distributions. Return After Taxes on Distributions and Sale of Fund Shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after-tax returns do not reflect the effect of any applicable state and local taxes. After-tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(k) plans.

     Past performance is no guarantee of future results. This information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential returns.



vision large cap stock fund

Goal
    Growth of principal.


Strategy


     The Fund seeks its investment goal by investing primarily in a diversified portfolio of common stocks and other equity securities of U.S. issuers. Under normal circumstances, the Fund will invest at least 80% of the value of its net assets in equity securities (primarily common stocks) of companies with market capitalizations at time of purchase greater than $3 billion.



     In selecting investments for the Fund, the Adviser emphasizes stocks with higher-than-average sales growth, higher-than-average return on equity, above-average free cash flow, and return on invested capital that exceeds the cost of capital. The Adviser will also weigh corporate management's ability to adjust to the dynamics of rapidly changing economic and business conditions. The Adviser's investment approach is based on the conviction that, over the long term, broad-based economic growth will be reflected in the growth of the revenues and earnings of publicly held corporations.


Risks

     All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. The primary factors that may reduce the Fund's returns include:

     o Stock Market Risks. The value of equity securities in the Fund's portfolio will fluctuate and, as a result, the Fund's Share price may decline suddenly or over a sustained period of time.

     o Risks Related to Investing for Value. Due to their low valuations, value stocks are typically less volatile than growth stocks. However, value stocks may lag behind growth stocks in an up market.


Performance Information

     The following Bar Chart and Table reflect historical performance data for the Institutional Class Shares of the corresponding Accounting Survivor, ARK Value Equity Portfolio, prior to its contemplated Reorganization into the Trust. The bar chart and table below illustrate the risks and volatility of an investment in the Accounting Survivor's Institutional Class Shares. Of course, the Accounting Survivor's Institutional Class Shares past performance does not necessarily indicate how the Fund will perform in the future.



Risk/Return Bar Chart and Table

     The  bar  chart  shows  the   variability  of  the  Accounting   Survivor's
Institutional Class Shares total returns on a calendar year-end basis.

     The Accounting Survivor's Institutional Class Shares total return for the three-month period from January 1, 2003 to March 31, 2003 was (4.50)%.

     Within the periods shown in the chart, the Accounting Survivor's Institutional Class Shares highest quarterly return was 18.89% (quarter ended December 31, 1998). Its lowest quarterly return was (19.01)% (quarter ended September 30, 2002).


     Average Annual Total Return Table The following table represents the Accounting Survivor's Institutional Class Shares Average Annual Total Returns for the calendar periods ended December 31, 2002. Return Before Taxes is shown. In addition, Return After Taxes is shown for the Accounting Survivor's Institutional Class Shares to illustrate the effect of federal taxes on Fund returns. Actual after-tax returns depend on each investor's personal tax situation, and are likely to differ from those shown. The table also shows returns for the S&P 500 and the Standard & Poor's 500/Barra Value Index (S&P 500/BV), broad-based market indexes, and the Lipper Large Cap Value Funds Classification. The S&P 500 is an unmanaged capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. The S&P 500/BV is a market capitalization-weighted index of the stocks in the S&P 500 having the lowest price-to-book ratios. The index consists of approximately half of the S&P 500 on a market capitalization basis. The Lipper Large Cap Value Funds Classification is a composite of mutual funds, designated by Lipper, Inc., with goals similar to the Fund's goals. Total returns for the indexes shown do not reflect sales charges, expenses or other fees that the SEC requires to be reflected in the Fund's performance. The indexes and average are unmanaged and it is not possible to invest directly in an index or average.

    (For the periods ended December 31, 2002)


Accounting Survivor-Institutional                  1 Year    5 Years      Start of
Class Shares                                                            Performance1
---------------------------------------------------------------------------------------
                                             ------------------------------------------
Return Before Taxes                               (24.67)%   (1.23)%        5.08%
---------------------------------------------------------------------------------------
---------------------------------------------
Return After Taxes on Distributions2              (25.12)%   (3.39)%        2.54%
---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------
Return After Taxes on Distributions and Sale of   (14.89)%   (0.81)%        3.87%
Fund Shares2
---------------------------------------------------------------------------------------
                                             ------------------------------------------
S&P 500                                           (22.10)%   (0.58)%        6.30%
---------------------------------------------------------------------------------------
S&P 500/BV                                        (20.85)%   (0.85)%        5.12%
---------------------------------------------------------------------------------------
Lipper Large Cap Value Funds                      (20.92)%   (1.36)%        4.82%
Classification
---------------------------------------------------------------------------------------

     1 The Accounting Survivor's Institutional Class Shares start of performance date was April 1, 1996. Performance presented prior to March 30, 1998 reflects the performance of the Marketvest Equity Fund Shares, which were offered beginning April 1, 1996. The assets of the Marketvest fund were reorganized into the Accounting Survivor in 1998 following the acquisition by Allfirst Financial Inc. of Dauphin Deposit Corporation.

     2 After-tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. Return After Taxes on Distributions assumes a continued investment in the Fund and shows the effect of taxes on Fund distributions. Return After Taxes on Distributions and Sale of Fund Shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after-tax returns do not reflect the effect of any applicable state and local taxes. After-tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(k) plans.

     Past performance is no guarantee of future results. This information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential returns.



vision equity index Fund

Goal

     Investment results that correspond to the performance of the Standard & Poor's 500 Index (S&P 500).


Strategy

     The Fund seeks its investment goal by investing in substantially all of the securities listed in the S&P 500, which is comprised of 500 selected securities (mostly common stocks). Under normal circumstances, the Fund invests at least 80% of the value of its net assets in equity securities of companies included in the S&P 500. The Fund is managed by utilizing a computer program that identifies which stocks should be purchased or sold in order to replicate, as closely as practicable, the composition of the S&P 500. The Fund will approximate the industry and sector weightings of the S&P 500 by matching the weightings of the stocks included in the S&P 500.

     The Fund may, to a limited extent, invest in futures contracts, options, options on futures, and index participation contracts based on the S&P 500. The Fund will invest in these contracts and options to maintain sufficient liquidity to meet redemption requests, to increase the level of Fund assets devoted to replicating the composition of the S&P 500, and to reduce transaction costs.

     Although the Fund will not replicate the performance of the S&P 500 precisely, it is anticipated that there will be a close correlation between the Fund's performance and that of the S&P 500 in both rising and falling markets. The size and timing of cash flows and the level of expenses are the principal factors that contribute to the lack of precise correlation between the S&P 500 and the Fund. The Fund attempts to achieve a 95% or better correlation between the performance of the Fund and that of the S&P 500.


Risks

     All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. The primary factors that may reduce the Fund's returns include:

     o Stock Market Risks. The value of equity securities in the Fund's portfolio will fluctuate and, as a result, the Fund's Share price may decline suddenly or over a sustained period of time.

     o Tracking Error Risk. Due to additional expenses borne by the Fund which are not borne by the Fund's benchmark index, the Fund may not be able achieve its investment objective of accurately correlating to the S&P 500.


Performance Information

     The following Bar Chart and Table reflect historical performance data for the Institutional Class Shares of the corresponding Accounting Survivor, ARK Equity Index Portfolio, prior to its contemplated Reorganization into the Trust. The bar chart and table below illustrate the risks and volatility of an investment in the Accounting Survivor's Institutional Class Shares. Of course, the Accounting Survivor's Institutional Class Shares past performance does not necessarily predict how the Fund will perform in the future.



Risk/Return Bar Chart and Table

     The  bar  chart  shows  the   variability  of  the  Accounting   Survivor's
Institutional Class Shares total returns on a calendar year-end basis.

     The Accounting Survivor's Institutional Class Shares total return for the three-month period from January 1, 2003 to March 31, 2003 was (3.28)%.

     Within the periods shown in the chart, the Accounting Survivor's Institutional Class Shares highest quarterly return was 21.27% (quarter ended December 31, 1998). Its lowest quarterly return was (17.13)% (quarter ended September 30, 2002).


Average Annual Total Return Table

     The following table represents the Accounting Survivor's Institutional Class Shares Average Annual Total Returns for the calendar periods ended December 31, 2002. Return Before Taxes is shown. In addition, Return After Taxes is shown for the Accounting Survivor's Institutional Class Shares to illustrate the effect of federal taxes on Fund returns. Actual after-tax returns depend on each investor's personal tax situation, and are likely to differ from those shown. The table also shows returns for the S&P 500, a broad-based market index, and the Lipper S&P 500 Index Objective. The Lipper S&P 500 Index Objective is a composite of mutual funds, designated by Lipper, Inc., with goals similar to the Fund's goals. Total returns for the index shown do not reflect sales charges, expenses or other fees that the SEC requires to be reflected in the Fund's performance. The index and average are unmanaged and it is not possible to invest directly in an index or average.

    (For the periods ended December 31, 2002)



Accounting Survivor-Institutional                   1 Year    5 Years       Start of
Class Shares                                                              Performance1
-----------------------------------------------------------------------------------------
                                               ------------------------------------------
Return Before Taxes                                (21.93)%   (0.33)%       (0.05)%
-----------------------------------------------------------------------------------------
-----------------------------------------------
Return After Taxes on Distributions2               (22.36)%   (1.76)%       (1.44)%
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
Return After Taxes on Distributions and Sale of    (13.45)%   (0.22)%       (0.01)%
Fund Shares2
-----------------------------------------------------------------------------------------
S&P 500                                            (22.10)%   (0.58)%       (0.02)%
-----------------------------------------------------------------------------------------
Lipper S&P 500 Index Objective                     (23.12)%   (1.22)%       (0.53)%
-----------------------------------------------------------------------------------------

     1 The Accounting Survivor's Institutional Class Shares start of performance date was October 1, 1997.

     2 After-tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. Return After Taxes on Distributions assumes a continued investment in the Fund and shows the effect of taxes on Fund distributions. Return After Taxes on Distributions and Sale of Fund Shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after-tax returns do not reflect the effect of any applicable state and local taxes. After-tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(k) plans.

     Past performance is no guarantee of future results. This information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential returns.

vision large cap value fund

Goal

     To provide income. Capital appreciation is a secondary, non-fundamental investment consideration.

Strategy


     The Fund invests, under normal market conditions, at least 80% of the value of its net assets in a diversified portfolio of equity securities (primarily common stocks) of U.S. companies with market capitalizations at time of purchase greater than $3 billion. Equity securities include common and preferred stocks, as well as convertible securities. The Adviser uses a value-oriented approach to select those companies with unrecognized or undervalued assets. Such a value approach seeks companies whose stock prices do not appear to reflect their underlying value as measured by assets, earnings, cash flow, business franchises, or other quantitative or qualitative measurements.



Risks

     All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. The primary factors that may reduce the Fund's returns include:

     o Stock Market Risks. The value of equity securities in the Fund's portfolio will fluctuate and, as a result, the Fund's Share price may decline suddenly or over a sustained period of time.

     o Risks Related to Investing for Value. Due to their low valuations, value stocks are typically less volatile than growth stocks. However, value stocks may lag behind growth stocks in an up market.



Risk/Return Bar Chart and Table

     The total returns shown above are for the Class A Shares, which is another class of shares offered by VISION Large Cap Value Fund. Class A Shares are not offered in this prospectus for the Fund's Institutional I Shares. The total returns for Class A Shares are disclosed here because Institutional I Shares have not yet been publicly offered. These total returns would be substantially similar to the annual returns for Institutional I Shares over the same period and would differ only to the extent that the two classes do not have the same expenses. It is anticipated that the expenses of Institutional I Shares will not exceed those of the Class A Shares.

     The bar chart shows the variability of the Fund's Class A Shares total returns on a calendar year-end basis.

     The total returns displayed for the Fund's Class A Shares do not reflect the payment of any sales charges or recurring shareholder account fees. If these charges or fees had been included, the returns shown would have been lower.

     The Fund's Class A Shares total return for the three-month period from January 1, 2003 to March 31, 2003 was (3.20)%.

     Within the periods shown in the chart, the Fund's Class A Shares highest quarterly return was 18.26% (quarter ended December 31, 1998). Its lowest quarterly return was (21.47)% (quarter ended September 30, 2002).



Average Annual Total Return Table

     The following table represents the Fund's Class A Shares Average Annual Total Returns, reduced to reflect applicable sales charges, for the calendar periods ended December 31, 2002. Return Before Taxes is shown. In addition, Return After Taxes is shown for the Fund's Class A Shares to illustrate the effect of federal taxes on Fund returns. Actual after-tax returns depend on each investor's personal tax situation, and are likely to differ from those shown. The table also shows returns for the Standard & Poor's 500/Barra Value Index (S&P 500/BV), a broad-based market index. The S&P 500/BV is constructed by sorting the S&P 500 based on its price-to-book ratios, with the low price-to-book companies forming the index. The S&P 500 is an index of large cap common stocks. Total returns for the index shown do not reflect sales charges, expenses or other fees that the SEC requires to be reflected in the Fund's performance. The index is unmanaged and it is not possible to invest directly in an index.

(For the periods ended December 31, 2002)


                                                                          Start of
                                                                        Performance1
Class A Shares                                   1 Year     5 Years
---------------------------------------------------------------------------------------
                                 ------------------------------------------------------
Return Before Taxes                             (29.11)%    (4.20)%       (3.09)%
---------------------------------------------------------------------------------------
---------------------------------
Return After Taxes on                           (29.30)%    (5.06)%       (3.94)%
Distributions2
---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------
Return After Taxes on Distributions and Sale    (17.86)%    (3.59)%       (2.73)%
of Fund Shares2
---------------------------------------------------------------------------------------
S&P 500/BV                                      (20.85)%    (1.06)%       (0.55)%
---------------------------------------------------------------------------------------

1 The Fund's Class A Shares start of performance date was September 26, 1997.

     2 After-tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. Return After Taxes on Distributions assumes a continued investment in the Fund and shows the effect of taxes on Fund distributions. Return After Taxes on Distributions and Sale of Fund Shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after-tax returns do not reflect the effect of any applicable state and local taxes. After-tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(k) plans.

     Past performance is no guarantee of future results. This information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential returns.


vision equity income fund

Goal
    Current income and growth of capital.


Strategy

     The Fund seeks its investment goal by investing primarily in dividend-paying U.S. common stocks and other equity securities. Under normal circumstances, at least 80% of the value of the Fund's net assets will be invested in dividend-paying equity securities. The Fund may, to a limited extent, purchase convertible and preferred stocks and investment grade fixed income securities. The Fund's Adviser will build a broadly diversified portfolio of stocks of mid-size and large companies that have an above-average dividend yield relative to the broad stock market.

     In selecting securities for the Fund, the Adviser purchases stocks of high-quality companies that have consistently paid dividends. In addition, the Adviser will generally invest in stocks of companies whose securities are attractively valued relative to comparable investments.


Risks

     All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. The primary factors that may reduce the Fund's returns include:

     o Stock Market Risks. The value of equity securities in the Fund's portfolio will fluctuate and, as a result, the Fund's Share price may decline suddenly or over a sustained period of time.

     o Risks Related to Investing for Value. Due to their low valuations, value stocks are typically less volatile than growth stocks. However, value stocks may lag behind growth stocks in an up market.

     o Risk Related to Company Size. Because the smaller companies in which the Fund may invest may have unproven track records, a limited product or service base and limited access to capital, they may be more likely to fail than larger companies.


Performance Information

     The following Bar Chart and Table reflect historical performance data for the Institutional Class Shares of the corresponding Accounting Survivor, ARK Equity Income Portfolio, prior to its contemplated Reorganization into the Trust. The bar chart and table below illustrate the risks and volatility of an investment in the Accounting Survivor's Institutional Class Shares. Of course, the Accounting Survivor's Institutional Class Shares past performance does not necessarily predict how the Fund will perform in the future.



Risk/Return Bar Chart and Table

     The  bar  chart  shows  the   variability  of  the  Accounting   Survivor's
Institutional Class Shares total returns on a calendar year-end basis.

     The Accounting Survivor's Institutional Class Shares total return for the three-month period from January 1, 2003 to March 31, 2003 was (6.20)%.

     Within the periods shown in the chart, the Accounting Survivor's Institutional Class Shares highest quarterly return was 12.41% (quarter ended June 30, 1997). Its lowest quarterly return was (19.18)% (quarter ended September 30, 2002).


Average Annual Total Return Table

     The following table represents the Accounting Survivor's Institutional Class Shares Average Annual Total Returns for the calendar periods ended December 31, 2002. Return Before Taxes is shown. In addition, Return After Taxes is shown for the Accounting Survivor's Institutional Class Shares to illustrate the effect of federal taxes on Fund returns. Actual after-tax returns depend on each investor's personal tax situation, and are likely to differ from those shown. The table also shows returns for the Standard & Poor's 500 Index (S&P
500), a broad-based market index, and the Lipper Equity Income Funds Classification. The S&P 500 is an unmanaged capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. The Lipper Equity Income Funds Classification is a composite of mutual funds, designated by Lipper, Inc., with goals similar to the Fund's goals. Total returns for the index shown do not reflect sales charges, expenses or other fees that the SEC requires to be reflected in the Fund's performance. The index and average are unmanaged and it is not possible to invest directly in an index or average.

(For the periods ended December 31, 2002)



Accounting Survivor-Institutional                 1 Year    5 Years      Start of
Class Shares                                                           Performance1
--------------------------------------------------------------------------------------
                                            ------------------------------------------
Return Before Taxes                              (18.97)%   (1.65)%        3.41%
--------------------------------------------------------------------------------------
--------------------------------------------
Return After Taxes on Distributions2             (19.53)%   (3.17)%        1.45%
--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------
Return After Taxes on Distributions and Sale of  (11.61)%   (1.53)%        2.34%
Fund Shares2
--------------------------------------------------------------------------------------
S&P 500                                          (22.10)%   (0.58)%        4.00%
--------------------------------------------------------------------------------------
Lipper Equity Income Funds                       (17.22)%   (0.27)%        3.93%
Classification
--------------------------------------------------------------------------------------

     1 The Accounting Survivor's Institutional Class Shares start of performance date was November 18, 1996.

     2 After-tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. Return After Taxes on Distributions assumes a continued investment in the Fund and shows the effect of taxes on Fund distributions. Return After Taxes on Distributions and Sale of Fund Shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after-tax returns do not reflect the effect of any applicable state and local taxes. After-tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(k) plans.

     Past performance is no guarantee of future results. This information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential returns.


BALANCED FUNDS
--------------------------------------------------------------------------------

vision social balanced fund

Goal

     To provide total return. The Fund's total return will consist of both current income and, to a lesser extent, capital appreciation, provided by fixed income securities, and long-term capital appreciation provided by equity securities.

Strategy

     The Fund seeks its investment goal by investing primarily in a diverse portfolio of common stocks and investment grade fixed income securities. The Fund's Adviser will select common stocks of mid-sized and larger companies (companies with market capitalizations of $2 billion or more at time of purchase) that are recognized leaders in their respective markets. In evaluating securities for the Fund, the Adviser considers each company's current financial strength, revenue, earnings growth, and relative valuation of its stock. The Adviser will also purchase investment grade fixed income securities with varying maturities, including corporate and government securities and mortgage backed securities. The Adviser will adjust the Fund's asset mix based on its analysis of the relative attractiveness and risk of bonds and stocks in connection with economic, financial and other market trends. The Fund maintains at least 25% of its total assets in fixed income securities.

     In selecting securities for the Fund, the Adviser attempts to maximize total return by purchasing a combination of common stocks and fixed income securities of U.S. issuers. The Adviser will also attempt to minimize price declines during equity market downturns by reallocating assets to fixed income securities. The dollar-weighted average maturity of the Fund's fixed income securities may vary depending on market conditions, but will be between five and twenty years.

     The Fund's investments are subject to broad-based social screens designed to meet the needs of many socially responsible investors. The social screens adopted by the Adviser will seek to exclude the following types of companies:

     o Tobacco and Alcohol -- companies that manufacture tobacco products or alcoholic beverages;

     o Gambling -- companies that receive identifiable revenue from gambling enterprises;

     o Nuclear Power -- companies that have an ownership share in, or operate, nuclear power plants;

     o Weapons -- companies that receive more than 2% of their gross revenues from the sale of military weapons; and

     o Abortion  and  Contraceptives  --  companies  that  receive  identifiable
revenues  from  the   development   or   manufacture   of   abortifacients   and
contraceptives.

     VISION Social Balanced Fund will not commence operation unless the Reorganization Plan between the VISION Funds and the ARK Funds is consummated, whereupon it will acquire the following ARK Portfolios: ARK Social Issues
Intermediate Fixed Income Portfolio, ARK Social Issues Blue Chip Equity Portfolio, ARK Social Issues Capital Growth Portfolio and ARK Social Issues Small Cap Equity Portfolio (collectively, the "Acquired Funds"). In order to comply with comments made by the staff of the SEC, VISION Social Balanced Fund had to become an "accounting survivor" of one of the Acquired Funds, despite the differences in the investment objective, strategies, policies and expenses of the Acquired Funds. Accordingly, the following financial and performance information presented for VISION Social Balanced Fund in reality reflects the historical operations of ARK Social Issues Intermediate Fixed Income Portfolio for all periods prior to the date of the proposed Reorganization. This past performance does not necessarily predict future performance of VISION Social Balanced Fund and should be evaluated in light of the Fund's organization and the differences noted above.



Risks

     All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. The primary factors that may reduce the Fund's returns include:

     o Stock Market Risks. The value of equity securities in the Fund's portfolio will fluctuate and, as a result, the Fund's Share price may decline suddenly or over a sustained period of time.

     o Risk Related to Investing for Growth. The growth stocks in which the Fund invests are typically more volatile than value stocks and may depend more on price changes than dividends for return.

     o Risks Related to Investing for Value. Due to their low valuations, value stocks are typically less volatile than growth stocks. However, value stocks may lag behind growth stocks in an up market.

     o Risk Related to Company Size. Because the smaller companies in which the Fund may invest may have unproven track records, a limited product or service base and limited access to capital, they may be more likely to fail than larger companies.

     o Interest Rate Risks. Prices of fixed income securities generally fall when interest rates rise.

     o Credit Risks. There is a possibility that issuers of securities in which the Fund may invest may default in the payment of interest or principal on the securities when due, which would cause the Fund to lose money.

     o Prepayment Risks. When homeowners prepay their mortgages in response to lower interest rates, the Fund will be required to reinvest the proceeds at the lower interest rates available. Also, when interest rates fall, the price of mortgage backed securities may not rise to as great an extent as that of other fixed income securities.

     o Call Risks. Issuers of securities may redeem the securities prior to maturity at a price below their current market value.

     o Social Investment Risk. The Fund's investments are subject to social screens. Because of these screens, Fund management may forego opportunities to buy certain securities when it is otherwise advantageous to do so, or may sell certain securities for social reasons when it is otherwise disadvantageous to do so.


Performance Information

     The following Bar Chart and Table reflect historical performance data for the Institutional Class Shares of the corresponding Accounting Survivor, ARK Social Issues Intermediate Fixed Income Portfolio, prior to its contemplated Reorganization into the Trust. The bar chart and table below illustrate the risks and volatility of an investment in the Accounting Survivor's Institutional Class Shares. Of course, the Accounting Survivor's Institutional Class Shares past performance does not necessarily predict how the Fund will perform in the future.



Risk/Return Bar Chart and Table

     The bar chart shows the Accounting Survivor's Institutional Class Shares total return on a calendar year-end basis.

     The Accounting Survivor's Institutional Class Shares total return for the three-month period from January 1, 2003 to March 31, 2003 was 1.34%.

     Within the period shown in the chart, the Accounting Survivor's Institutional Class Shares highest quarterly return was 5.66% (quarter ended September 30, 2002). Its lowest quarterly return was (1.06)% (quarter ended March 31, 2002).


Average Annual Total Return Table

     The following table represents the Accounting Survivor's Institutional Class Shares Average Annual Total Returns for the calendar periods ended December 31, 2002. Return Before Taxes is shown. In addition, Return After Taxes is shown for the Accounting Survivor's Institutional Class Shares to illustrate the effect of federal taxes on Fund returns. Actual after-tax returns depend on each investor's personal tax situation, and are likely to differ from those shown. The table also shows returns for the Standard & Poor's 500 Index (S&P
500) and the Lehman Brothers Aggregate Bond Index (LBAB), broad-based market indexes. The S&P 500 is an unmanaged capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. The LBAB is an index measuring both the capital price changes and income provided by the underlying universe of securities, comprised of U.S. Treasury obligations, U.S. agency obligations, foreign obligations, U.S. investment grade corporate debt and mortgage backed obligations. Total returns for the indexes shown do not reflect sales charges, expenses or other fees that the SEC requires to be reflected in the Fund's performance. The indexes are unmanaged and it is not possible to invest directly in an index.

    (For the periods ended December 31, 2002)


Accounting Survivor-Institutional                     1 Year    Start of Performance1
Class Shares
----------------------------------------------------------------------------------------
                                                ----------------------------------------
Return Before Taxes                                   7.71%             5.90%
----------------------------------------------------------------------------------------
------------------------------------------------
Return After Taxes on Distributions2                  6.27%             4.47%
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
Return After Taxes on Distributions and Sale of       4.69%             4.00%
Fund Shares2
----------------------------------------------------------------------------------------
                                                ----------------------------------------
S&P 500                                              (22.10)%         (18.86)%
----------------------------------------------------------------------------------------
LBAB                                                  10.25%           15.83%
----------------------------------------------------------------------------------------

     1 The Accounting Survivor's Institutional Class Shares start of performance date was May 29, 2001.

     2 After-tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. Return After Taxes on Distributions assumes a continued investment in the Fund and shows the effect of taxes on Fund distributions. Return After Taxes on Distributions and Sale of Fund Shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after-tax returns do not reflect the effect of any applicable state and local taxes. After-tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(k) plans.

     Past performance is no guarantee of future results. This information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential returns.

vision balanced fund

Goal

     To provide total return. The Fund's total return will consist of both current income and, to a lesser extent, capital appreciation, provided by fixed income securities and long-term capital appreciation provided by equity securities.

Strategy

     The Fund seeks its investment goal by investing primarily in a diverse portfolio of common stocks and investment grade fixed income securities. The Fund's Adviser will select common stocks of mid-sized and larger companies (companies with market capitalizations of $2 billion or more) that are recognized leaders in their respective markets. In evaluating securities for the Fund, the Adviser considers each company's current financial strength, revenue, earnings growth, and relative valuation of its stock. The Adviser will also purchase investment grade fixed income securities with varying maturities, including corporate and government securities and mortgage backed securities. The Adviser will adjust the Fund's asset mix based on its analysis of the relative attractiveness and risk of bonds and stocks in connection with economic, financial and other market trends. The Fund maintains at least 25% of its total assets in fixed income senior securities.

     In selecting securities for the Fund, the Adviser attempts to maximize total return by purchasing a combination of common stocks and fixed income securities of U.S. issuers. The Adviser will also attempt to minimize price declines during equity market downturns by reallocating assets to fixed income securities. The dollar-weighted average maturity of the Fund's fixed income securities may vary depending on market conditions, but will be between five and twenty years.


Risks

     All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. The primary factors that may reduce the Fund's returns include:

     o Stock Market Risks. The value of equity securities in the Fund's portfolio will fluctuate and, as a result, the Fund's Share price may decline suddenly or over a sustained period of time.

o Risk Related to Investing for Growth. The growth stocks in which the Fund invests are typically more volatile than value stocks and may depend more on price changes than dividends for return.

o Risks Related to Investing for Value. Due to their low valuations, value stocks are typically less volatile than growth stocks. However, value stocks may lag behind growth stocks in an up market.

     o Risk Related to Company Size. Because the smaller companies in which the Fund may invest may have unproven track records, a limited product or service base and limited access to capital, they may be more likely to fail than larger companies.

     o Interest Rate Risks. Prices of fixed income securities generally fall when interest rates rise.

     o Credit Risks. There is a possibility that issuers of securities in which the Fund may invest may default in the payment of interest or principal on the securities when due, which would cause the Fund to lose money.

     o Prepayment Risks. When homeowners prepay their mortgages in response to lower interest rates, the Fund will be required to reinvest the proceeds at the lower interest rates available. Also, when interest rates fall, the price of mortgage backed securities may not rise to as great an extent as that of other fixed income securities.

     o Call Risks. Issuers of securities may redeem the securities prior to maturity at a price below their current market value.


Performance Information

     The following Bar Chart and Table reflect historical performance data for the Institutional Class Shares of the corresponding Accounting Survivor, ARK Balanced Portfolio, prior to its contemplated Reorganization into the Trust. The bar chart and table below illustrate the risks and volatility of an investment in the Accounting Survivor's Institutional Class Shares. Of course, the Accounting Survivor's Institutional Class Shares past performance does not necessarily predict how the Fund will perform in the future.



Risk/Return Bar Chart and Table

     The  bar  chart  shows  the   variability  of  the  Accounting   Survivor's
Institutional Class Shares total returns on a calendar year-end basis.

     The Accounting Survivor's Institutional Class Shares total return for the three-month period from January 1, 2003 to March 31, 2003 was (0.83)%.

     Within the periods shown in the chart, the Accounting Survivor's Institutional Class Shares highest quarterly return was 18.32% (quarter ended December 31, 1998). Its lowest quarterly return was (11.59)% (quarter ended September 30, 2002).



Average Annual Total Return Table

     The following table represents the Accounting Survivor's Institutional Class Shares Average Annual Total Returns for the calendar periods ended December 31, 2002. Return Before Taxes is shown. In addition, Return After Taxes is shown for the Accounting Survivor's Institutional Class Shares to illustrate the effect of federal taxes on Fund returns. Actual after-tax returns depend on each investor's personal tax situation, and are likely to differ from those shown. The table also shows returns for the Lehman Brothers U.S. Aggregate Bond Index, the Standard & Poor's 500 Index (S&P 500) and the 60/40 Hybrid of the S&P 500 and the Lehman Brothers U.S. Aggregate Bond Index, respectively, broad-based market indexes, and the Lipper Balanced Funds Objective. The Lehman Brothers U.S. Aggregate Index is a widely recognized, market value-weighted index of U.S. government obligations, corporate debt securities and AAA-rated mortgage backed securities. The S&P 500 is an unmanaged capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. The 60/40 Hybrid of the S&P and the Lehman Brothers U.S. Aggregate Bond Index, respectively, is comprised of two unmanaged indexes, weighted 60% S&P 500 and 40% Lehman Brothers U.S. Aggregate Bond Index. The Lipper Balanced Funds Objective is a composite of mutual funds, designated by Lipper, Inc., with goals similar to the Fund's goals. All securities in the index are rated investment grade (BBB) or higher, with maturities of at least one year. Total returns for the indexes shown do not reflect sales charges, expenses or other fees that the SEC requires to be reflected in the Fund's performance. The indexes and average are unmanaged and it is not possible to invest directly in an index or average.

    (For the periods ended December 31, 2002)

Accounting Survivor-Institutional               1 Year    5 Years   Start of
Class Shares                                                        Performance1

                                          --------------------------------------
Return Before Taxes                            (17.75)%    3.42%          7.35%
--------------------------------------------------------------------------------
------------------------------------------
Return After Taxes on Distributions2           (18.36)%    1.95%          5.22%
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Return After Taxes on Distributions and Sale   (10.88)%    2.43%          5.19%
of Fund Shares2
--------------------------------------------------------------------------------
                                          --------------------------------------
Lehman Brothers U.S. Aggregate                  10.25%     7.55%          7.17%
Bond Index
--------------------------------------------------------------------------------
S&P 500                                        (22.10)%   (0.58)%         9.43%
--------------------------------------------------------------------------------
60/40 Hybrid of the S&P 500 and the            (9.16)%     2.67%          8.53%
Lehman Brothers U.S. Aggregate Bond
Index, Respectively
--------------------------------------------------------------------------------
Lipper Balanced Funds Objective                (12.74)%    1.10%          6.98%
--------------------------------------------------------------------------------

     1 The Accounting Survivor's Institutional Class Shares start of performance date was July 16, 1993.

     2 After-tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. Return After Taxes on Distributions assumes a continued investment in the Fund and shows the effect of taxes on Fund distributions. Return After Taxes on Distributions and Sale of Fund Shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after-tax returns do not reflect the effect of any applicable state and local taxes. After-tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(k) plans.

     Past performance is no guarantee of future results. This information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential returns.

INCOME FUNDS
--------------------------------------------------------------------------------

vision intermediate-term bond fund

Goal
    Current income.


Strategy

     The Fund seeks its investment goal by investing primarily in U.S. investment grade corporate and government fixed income securities, including mortgage and asset backed securities. Under normal circumstances, the Fund invests at least 80% of the value of its net assets in fixed income securities. The Fund's Adviser will select investment grade fixed income securities and unrated securities determined to be of comparable quality, but also may invest up to 15% of the Fund's total assets in lower-rated debt securities ("junk bonds"). The Fund normally invests in securities with intermediate maturities, and the Fund will have a dollar-weighted average maturity of three to ten years. However, the Fund has no maturity restrictions on individual issues, and the dollar-weighted average maturity of the Fund's investments will vary depending on market conditions.

     In selecting securities for the Fund, the Adviser considers a security's current yield, credit quality, capital appreciation potential, maturity and yield to maturity. The Adviser will monitor changing economic conditions and trends, including interest rates, and may sell securities in anticipation of an increase in interest rates or purchase securities in anticipation of a decrease in interest rates.


Risks

     All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. The primary factors that may reduce the Fund's returns include:

     o Interest Rate Risks. Prices of fixed income securities generally fall when interest rates rise.

     o Credit Risks. There is a possibility that issuers of securities in which the Fund may invest may default in the payment of interest or principal on the securities when due, which would cause the Fund to lose money.

     o Call Risks. Issuers of securities may redeem the securities prior to maturity at a price below their current market value.

     o Prepayment Risks. When homeowners prepay their mortgages in response to lower interest rates, the Fund will be required to reinvest the proceeds at the lower interest rates available. Also, when interest rates fall, the price of mortgage backed securities may not rise to as great an extent as that of other fixed income securities.

     o Risks Associated with Non-Investment Grade Securities. Securities rated below investment grade, also known as junk bonds, generally entail greater interest rate and credit risks than investment grade securities.


Performance Information

     The following Bar Chart and Table reflect historical performance data for the Institutional Class Shares of the corresponding Accounting Survivor, ARK Intermediate Fixed Income Portfolio, prior to its contemplated Reorganization into the Trust. The bar chart and table below illustrate the risks and volatility of an investment in the Accounting Survivor's Institutional Class
Shares. Of course, the Accounting Survivor's Institutional Class Shares past performance does not necessarily predict how the Fund will perform in the future.



Risk/Return Bar Chart and Table

     The  bar  chart  shows  the   variability  of  the  Accounting   Survivor's
Institutional Class Shares total returns on a calendar year-end basis.

     The Accounting Survivor's Institutional Class Shares total return for the three-month period from January 1, 2003 to March 31, 2003 was 1.62%.

     Within the periods shown in the chart, the Accounting Survivor's Institutional Class Shares highest quarterly return was 5.81% (quarter ended September 30, 2002). Its lowest quarterly return was (1.13)% (quarter ended March 31, 2002).



Average Annual Total Return Table

     The following table represents the Accounting Survivor's Institutional Class Shares Average Annual Total Returns for the calendar periods ended December 31, 2002. Return Before Taxes is shown. In addition, Return After Taxes is shown for the Accounting Survivor's Institutional Class Shares to illustrate the effect of federal taxes on Fund returns. Actual after-tax returns depend on each investor's personal tax situation, and are likely to differ from those shown. The table also shows returns for the Lehman Brothers Intermediate U.S. Government Bond Index and the Lehman Brothers Intermediate Government/Credit Index, broad-based market indexes, and the Lipper Intermediate Investment Grade Debt Funds Objective. The Lehman Brothers Intermediate U.S. Government Bond Index is a widely recognized index of U.S. Treasury securities and government agency securities with maturities ranging from one to ten years. The Lehman Brothers Intermediate Government/Credit Index is a widely recognized, market value-weighted index of U.S. Treasury securities, U.S. government agency obligations, corporate debt securities, fixed-rate nonconvertible corporate debt securities, Yankee bonds and nonconvertible corporate debt securities issued by or guaranteed by foreign governments and agencies. Lipper Intermediate Investment Grade Debt Funds Objective is a composite of mutual funds, designated by Lipper, Inc., with goals similar to the Fund's goals. Total returns for the indexes shown do not reflect sales charges, expenses or other fees that the SEC requires to be reflected in the Fund's performance. The indexes and average are unmanaged and it is not possible to invest directly in an index or average.

    (For the periods ended December 31, 2002)

Accounting Survivor-Institutional Class Shares     1 Year    5 Years       Start of
                                                                         Performance1
----------------------------------------------------------------------------------------
                                                  --------------------------------------
Return Before Taxes                                 8.96%     6.43%         6.45%
----------------------------------------------------------------------------------------
--------------------------------------------------
Return After Taxes on Distributions2                7.10%     4.20%         4.14%
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
Return After Taxes on Distributions and Sale of     5.44%     4.03%         4.00%
Fund Shares2
----------------------------------------------------------------------------------------
                                                 ---------------------------------------
Lehman Brothers Intermediate U.S. Government       9.64%      7.44%         7.28%
Bond Index
----------------------------------------------------------------------------------------
Lehman Brothers Intermediate Government/Credit      9.84%     7.48%         7.33%
Index
----------------------------------------------------------------------------------------
Lipper Intermediate Investment Grade Debt Funds     7.34%     6.21%         6.49%
Objective
----------------------------------------------------------------------------------------

     1 The Accounting Survivor's Institutional Class Shares start of performance date was November 18, 1996.

     2 After-tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. Return After Taxes on Distributions assumes a continued investment in the Fund and shows the effect of taxes on Fund distributions. Return After Taxes on Distributions and Sale of Fund Shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after-tax returns do not reflect the effect of any applicable state and local taxes. After-tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(k) plans.

     Past performance is no guarantee of future results. This information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential returns.


vision income fund

Goal
    Primarily current income and secondarily capital growth.


Strategy

     The Fund seeks its investment goal by investing primarily in U.S. investment grade corporate and government fixed income securities, including mortgage backed securities. The Fund's Adviser will generally select investment grade fixed income securities and unrated securities determined to be of comparable quality, but also may invest up to 15% of the Fund's total assets in lower-rated debt securities ("junk bonds"). The dollar-weighted average maturity of the Fund's investments will vary depending on market conditions, but will be between five and twenty years.

     In selecting securities for the Fund, the Adviser considers a security's current yield, credit quality, capital appreciation potential, maturity and yield to maturity. The Adviser will monitor changing economic conditions and trends, including interest rates, and may sell securities in anticipation of an increase in interest rates or purchase securities in anticipation of a decrease in interest rates.


Risks

     All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. The primary factors that may reduce the Fund's returns include:

     o Interest Rate Risks. Prices of fixed income securities generally fall when interest rates rise.

     o Credit Risks. There is a possibility that issuers of securities in which the Fund may invest may default in the payment of interest or principal on the securities when due, which would cause the Fund to lose money.

     o Call Risks. Issuers of securities may redeem the securities prior to maturity at a price below their current market value.

     o Prepayment Risks. When homeowners prepay their mortgages in response to lower interest rates, the Fund will be required to reinvest the proceeds at the lower interest rates available. Also, when interest rates fall, the price of mortgage backed securities may not rise to as great an extent as that of other fixed income securities.

     o Risks Associated with Non-Investment Grade Securities. Securities rated below investment grade, also known as junk bonds, generally entail greater interest rate and credit risks than investment grade securities.


Performance Information

     The following Bar Chart and Table reflect historical performance data for the Institutional Class Shares of the corresponding Accounting Survivor, ARK Income Portfolio, prior to its contemplated Reorganization into the Trust. The bar chart and table below illustrate the risks and volatility of an investment in the Accounting Survivor's Institutional Class Shares. Of course, the Accounting Survivor's Institutional Class Shares past performance does not necessarily indicate how the Fund will perform in the future.



Risk/Return Bar Chart and Table


     The  bar  chart  shows  the   variability  of  the  Accounting   Survivor's
Institutional Class Shares total returns on a calendar year-end basis.

     The Accounting Survivor's Institutional Class Shares total return for the three-month period from January 1, 2003 to March 31, 2003 was 1.44%.

     Within the periods shown in the chart, the Accounting Survivor's Institutional Class Shares highest quarterly return was 6.67% (quarter ended June 30, 1995). Its lowest quarterly return was (2.11)% (quarter ended March 31,
1996).


Average Annual Total Return Table

     The following table represents the Accounting Survivor's Institutional Class Shares Average Annual Total Returns for the calendar periods ended December 31, 2002. Return Before Taxes is shown. In addition, Return After Taxes is shown for the Accounting Survivor's Institutional Class Shares to illustrate the effect of federal taxes on Fund returns. Actual after-tax returns depend on each investor's personal tax situation, and are likely to differ from those shown. The table also shows returns for the Lehman Brothers U.S. Aggregate Bond Index, a broad-based market index, and Lipper Corporate A-Rated Debt Funds Objective. The Lehman Brothers U.S. Aggregate Bond Index is a widely recognized, market value-weighted index of U.S. government obligations, corporate debt securities and AAA-rated mortgage backed securities. The Lipper Corporate A-Rate Debt Funds Objective is a composite of mutual funds, designated by Lipper, Inc., with goals similar to the Fund's goals. Total returns for the index shown do not reflect sales charges, expenses or other fees that the SEC requires to be reflected in the Fund's performance. The index and average are unmanaged and it is not possible to invest directly in an index or average.

    (For the periods ended December 31, 2002)


Accounting Survivor-Institutional                  1 Year    5 Years       Start of
Class Shares                                                             Performance1
----------------------------------------------------------------------------------------
                                                ----------------------------------------
Return Before Taxes                                8.69%      6.16%         6.43%
----------------------------------------------------------------------------------------
------------------------------------------------
Return After Taxes on Distributions2               6.81%      3.87%         4.05%
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
Return After Taxes on Distributions and Sale of    5.28%      3.77%         3.95%
Fund Shares2
----------------------------------------------------------------------------------------
Lehman Brothers U.S. Aggregate Bond                10.25%     7.55%         7.17%
Index
----------------------------------------------------------------------------------------
Lipper Corporate A-Rated Debt Funds                7.44%      5.83%         6.28%
Objective
----------------------------------------------------------------------------------------

     1 The Accounting Survivor's Institutional Class Shares start of performance date was July 16, 1993.

     2 After-tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. Return After Taxes on Distributions assumes a continued investment in the Fund and shows the effect of taxes on Fund distributions. Return After Taxes on Distributions and Sale of Fund Shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after-tax returns do not reflect the effect of any applicable state and local taxes. After-tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(k) plans.

     Past performance is no guarantee of future results. This information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential returns.

vision short-term corporate bond fund

Goal
    Current income.


Strategy

     The Fund seeks its investment goal by investing primarily in U.S. corporate fixed income securities. Under normal circumstances, the Fund invests at least 80% of its net assets in U.S. corporate fixed income securities. The Fund's Adviser will select investment grade securities and unrated securities determined to be of comparable quality, but also may invest up to 15% of the Fund's total assets in lower-rated debt securities ("junk bonds"). The Fund also invests in a range of U.S. government securities, including mortgage and asset backed securities. The Fund will have a dollar-weighted average maturity of no more than three years. However, the dollar-weighted average maturity of the Fund's investments will vary depending on market conditions.

     In selecting securities for the Fund, the Adviser considers a security's current yield, capital appreciation potential, maturity and yield to maturity. The Adviser will monitor changing economic conditions and trends, including interest rates, and may sell securities in anticipation of an increase in interest rates or purchase securities in anticipation of a decline in interest rates.


Risks

     All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. The primary factors that may reduce the Fund's returns include:

     o Interest Rate Risks. Prices of fixed income securities generally fall when interest rates rise.

     o Credit Risks. There is a possibility that issuers of securities in which the Fund may invest may default in the payment of interest or principal on the securities when due, which would cause the Fund to lose money.

     o Call Risks. Issuers of securities may redeem the securities prior to maturity at a price below their current market value.

     o Prepayment Risks. When homeowners prepay their mortgages in response to lower interest rates, the Fund will be required to reinvest the proceeds at the lower interest rates available. Also, when interest rates fall, the price of mortgage backed securities may not rise to as great an extent as that of other fixed income securities.

     o Risks Associated with Non-Investment Grade Securities. Securities rated below investment grade, also known as junk bonds, generally entail greater interest rate and credit risks than investment grade securities.


Performance Information

     The following Bar Chart and Table reflect historical performance data for the Institutional Class Shares of the corresponding Accounting Survivor, ARK Short-Term Bond Portfolio, prior to its contemplated Reorganization into the Trust. The bar chart and table below illustrate the risks and volatility of an investment in the Accounting Survivor's Institutional Class Shares. Of course, the Accounting Survivor's Institutional Class Shares past performance does not necessarily predict how the Fund will perform in the future.



Risk/Return Bar Chart and Table

     The  bar  chart  shows  the   variability  of  the  Accounting   Survivor's
Institutional Class Shares total returns on a calendar year-end basis.

     The Accounting Survivor's Institutional Class Shares total return for the three-month period from January 1, 2003 to March 31, 2003 was 0.78%.

     Within the periods shown in the chart, the Accounting Survivor's Institutional Class Shares highest quarterly return was 2.67% (quarter ended September 30, 1998). Its lowest quarterly return was (0.88)% (quarter ended March 31, 2002).


Average Annual Total Return Table

     The following table represents the Accounting Survivor's Institutional Class Shares Average Annual Total Returns for the calendar periods ended December 31, 2002. Return Before Taxes is shown. In addition, Return After Taxes is shown for the Accounting Survivor's Institutional Class Shares to illustrate the effect of federal taxes on Fund returns. Actual after-tax returns depend on each investor's personal tax situation, and are likely to differ from those shown. The table also shows returns for the Lehman Brothers 1-3 Year Government Bond Index (LB1-3GB), a broad-based market index, and the Lipper Short Investment Grade Debt Funds Objective. The LB1-3GB is a widely recognized index of U.S. government obligations with maturities between one and three years. The Lipper Short Investment Grade Debt Funds Objective is a composite of mutual funds, designated by Lipper, Inc., with goals similar to the Fund's goals. Total returns for the index shown do not reflect sales charges, expenses or other fees that the SEC requires to be reflected in the Fund's performance. The index and average are unmanaged and it is not possible to invest directly in an index or average.

    (For the periods ended December 31, 2002)

Accounting Survivor-Institutional Class         1 Year    5 Years      Start of
Shares                                                              Performance1
--------------------------------------------------------------------------------
                                          --------------------------------------
Return Before Taxes                             4.30%      5.12%         5.20%
--------------------------------------------------------------------------------
------------------------------------------
Return After Taxes on Distributions2            2.82%      3.10%         3.12%
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Return After Taxes on Distributions and Sale    2.62%      3.09%         3.11%
of Fund Shares2
--------------------------------------------------------------------------------
LB1-3GB                                         6.01%      6.51%         6.50%
--------------------------------------------------------------------------------
Lipper Short Investment Grade Debt              3.76%      5.45%         5.78%
Funds Objective
--------------------------------------------------------------------------------


     1 The Accounting Survivor's Institutional Class Shares start of performance date was April 1, 1996. Performance presented prior to March 30, 1998 reflects the performance of the Marketvest Short-Term Bond Portfolio Shares, which were offered beginning April 1, 1996. The assets of the Marketvest fund were reorganized into the Accounting Survivor in 1998 following the acquisition by Allfirst Financial Inc. of Dauphin Deposit Corporation.

     2 After-tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. Return After Taxes on Distributions assumes a continued investment in the Fund and shows the effect of taxes on Fund distributions. Return After Taxes on Distributions and Sale of Fund Shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after-tax returns do not reflect the effect of any applicable state and local taxes. After-tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(k) plans.

     Past performance is no guarantee of future results. This information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential returns.

vision maryland municipal bond fund

     Goal Current income exempt from federal regular income tax and Maryland state and local income taxes.

     Strategy

     The Fund seeks its investment goal by investing primarily in municipal securities that generate income that is exempt from federal regular income tax and Maryland state and local income taxes. The principal issuers of these securities are state and local governments and agencies located in Maryland, as well as the District of Columbia, Puerto Rico, and other U.S. territories and possessions. Under normal market conditions, the Fund's assets will be invested so that at least 80% of its income distributed will not be subject to federal regular income tax and Maryland state income tax. However, the income from these securities may be subject to federal alternative minimum tax. The Fund is non-diversified, which means it can invest a larger percentage of assets in a small number of issuers. The Fund normally invests in investment grade debt securities with long and intermediate maturities, and the Fund will have a dollar-weighted average maturity of seven to twelve years. However, the Fund has no maturity restrictions on individual issues, and the dollar-weighted average maturity of the Fund's investments will vary depending on market conditions.

     In selecting securities, the Fund's Adviser considers the future direction of interest rates and the shape of the yield curve, as well as credit quality and sector allocation issues. Sector allocation issues involve the relative attractiveness of rates and market opportunities in sectors such as general obligation or revenue bonds.


Risks

     All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. The primary factors that may reduce the Fund's returns include:

     o Interest Rate Risks. Prices of fixed income securities generally fall when interest rates rise.

     o Credit Risks. There is a possibility that issuers of securities in which the Fund may invest may default in the payment of interest or principal on the securities when due, which would cause the Fund to lose money.

     o Call Risks. Issuers of securities may redeem the securities prior to maturity at a price below their current market value.

     o Tax Risks. Failure of a municipal security to meet certain legal requirements may cause the interest received and distributed by the Fund to shareholders to be taxable.

     o Risks of Non-Diversification. The Fund may invest a higher percentage of its assets among fewer issuers of portfolio securities.

     o Maryland Investment Risks. The Fund will be more susceptible to any economic, business, political or other developments which generally affect securities issued by Maryland issuers.


Performance Information

     The following Bar Chart and Table reflect historical performance data for the Institutional Class Shares of the corresponding Accounting Survivor, ARK Maryland Tax-Free Portfolio, prior to its contemplated Reorganization into the Trust. The bar chart and table below illustrate the risks and volatility of an investment in the Accounting Survivor's Institutional Class Shares. Of course, the Accounting Survivor's Institutional Class Shares past performance does not necessarily predict how the Fund will perform in the future.



Risk/Return Bar Chart and Table

     The  bar  chart  shows  the   variability  of  the  Accounting   Survivor's
Institutional Class Shares total returns on a calendar year-end basis.

     The Accounting Survivor's Institutional Class Shares total return for the three-month period from January 1, 2003 to March 31, 2003 was 1.09%.

     Within the periods shown in the chart, the Accounting Survivor's Institutional Class Shares highest quarterly return was 4.17% (quarter ended December 31, 2000). Its lowest quarterly return was (2.08)% (quarter ended June 30, 1999).


Average Annual Total Return Table

     The following table represents the Accounting Survivor's Institutional Class Shares Average Annual Total Returns for the calendar periods ended December 31, 2002. Return Before Taxes is shown. In addition, Return After Taxes is shown for the Accounting Survivor's Institutional Class Shares to illustrate the effect of federal taxes on Fund returns. Actual after-tax returns depend on each investor's personal tax situation, and are likely to differ from those shown. The table also shows returns for the Lehman Brothers 10 Year Municipal Bond Index (LB10MB) and the Lehman Brothers 7 Year Municipal Bond Index (LB7MB), broad-based market indexes, and the Lipper Maryland Municipal Debt Funds Objective. The LB10MB is a widely recognized index of long-term investment grade tax-exempt bonds. The index includes general obligation bonds, revenue bonds, insured bonds and prefunded bonds with maturities between eight and twelve years. The LB7MB is a widely recognized index of long-term investment grade tax-exempt bonds. The index includes general obligation bonds, revenue bonds, insured bonds and prefunded bonds with maturities between six and eight years. The Lipper Maryland Municipal Debt Funds Objective is a composite of mutual funds, designated by Lipper, Inc., with goals similar to the Fund's goals. Total returns for the indexes shown do not reflect sales charges, expenses or other fees that the SEC requires to be reflected in the Fund's performance. The indexes and average are unmanaged and it is not possible to invest directly in an index or average.

    (For the periods ended December 31, 2002)

Accounting Survivor-Institutional Class         1 Year    5 Years      Start of
Shares                                                              Performance1
--------------------------------------------------------------------------------
                                          --------------------------------------
Return Before Taxes                             8.51%      5.02%         5.48%
--------------------------------------------------------------------------------
------------------------------------------
Return After Taxes on Distributions2            8.51%      4.96%         5.41%
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Return After Taxes on Distributions and Sale    6.90%      4.88%         5.28%
of Fund Shares2
--------------------------------------------------------------------------------
LB10MB                                          10.17%     6.12%         6.46%
--------------------------------------------------------------------------------
LB7MB                                           10.35%     6.07%         6.19%
--------------------------------------------------------------------------------
Lipper Maryland Municipal Debt Funds            6.77%      4.44%         4.91%
Objective
--------------------------------------------------------------------------------

     1 The Accounting Survivor's Institutional Class Shares start of performance date was November 18, 1996.

     2 After-tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. Return After Taxes on Distributions assumes a continued investment in the Fund and shows the effect of taxes on Fund distributions. Return After Taxes on Distributions and Sale of Fund Shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after-tax returns do not reflect the effect of any applicable state and local taxes. After-tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(k) plans.

     Past performance is no guarantee of future results. This information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential returns.


vision pennsylvania municipal bond fund

Goal

     Current income exempt from federal regular income tax and Pennsylvania personal income taxes.


Strategy

     The Fund seeks its investment goal by investing primarily in municipal securities that generate income that is exempt from federal regular income tax and Pennsylvania personal income taxes. The principal issuers of these securities are state and local governments and agencies located in Pennsylvania, as well as the District of Columbia, Puerto Rico, and other U.S. territories and possessions. Under normal market conditions, the Fund's assets will be invested so that at least 80% of its income distributed will not be subject to federal regular income tax and Pennsylvania personal income tax. However, the income from these securities may be subject to federal alternative minimum tax. The Fund is non-diversified, which means it can invest a larger percentage of assets in a small number of issuers. The Fund normally invests in investment grade debt securities with long and intermediate maturities, and the Fund will have a dollar-weighted average maturity of seven to twelve years. However, the Fund has no maturity restrictions on individual issues, and the dollar-weighted average maturity of the Fund's investments will vary depending on market conditions.

     In selecting securities, the Fund's Adviser considers the future direction of interest rates and the shape of the yield curve, as well as credit quality and sector allocation issues. Sector allocation issues involve the relative attractiveness of rates and market opportunities in sectors such as general obligation or revenue bonds.


Risks

     All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. The primary factors that may reduce the Fund's returns include:

     o Interest Rate Risks. Prices of fixed income securities generally fall when interest rates rise.

     o Credit Risks. There is a possibility that issuers of securities in which the Fund may invest may default in the payment of interest or principal on the securities when due, which would cause the Fund to lose money.

     o Call Risks. Issuers of securities may redeem the securities prior to maturity at a price below their current market value.

     o Tax Risks. Failure of a municipal security to meet certain legal requirements may cause the interest received and distributed by the Fund to shareholders to be taxable.

     o Risks of Non-Diversification. The Fund may invest a higher percentage of its assets among fewer issuers of portfolio securities.

     o Pennsylvania Investment Risks. The Fund will be more susceptible to any economic, business, political or other developments which generally affect securities issued by Pennsylvania issuers.


Performance Information

     The following Bar Chart and Table reflect historical performance data for the Institutional Class Shares of the corresponding Accounting Survivor, ARK Pennsylvania Tax-Free Portfolio, prior to its contemplated Reorganization into the Trust. The bar chart and table below illustrate the risks and volatility of an investment in the Accounting Survivor's Institutional Class Shares. Of course, the Accounting Survivor's Institutional Class Shares past performance does not necessarily predict how the Fund will perform in the future.



Risk/Return Bar Chart and Table

     The  bar  chart  shows  the   variability  of  the  Accounting   Survivor's
Institutional Class Shares total returns on a calendar year-end basis.

     The Accounting Survivor's Institutional Class Shares total return for the three-month period from January 1, 2003 to March 31, 2003 was 1.36%.

     Within the periods shown in the chart, the Accounting Survivor's Institutional Class Shares highest quarterly return was 4.18% (quarter ended September 30, 2002). Its lowest quarterly return was (2.54)% (quarter ended June 30, 1999).


Average Annual Total Return Table

     The following table represents the Accounting Survivor's Institutional Class Shares Average Annual Total Returns for the calendar periods ended December 31, 2002. Return Before Taxes is shown. In addition, Return After Taxes is shown for the Accounting Survivor's Institutional Class Shares to illustrate the effect of federal taxes on Fund returns. Actual after-tax returns depend on each investor's personal tax situation, and are likely to differ from those shown. The table also shows returns for the Lehman Brothers 10 Year Municipal Bond Index (LB10MB) and the Lehman Brothers 7 Year Municipal Bond Index (LB7MB), broad-based market indexes, and the Lipper Pennsylvania Municipal Debt Funds Objective. The LB10MB is a widely recognized index of long-term investment grade tax-exempt bonds. The index includes general obligation bonds, revenue bonds, insured bonds and prefunded bonds with maturities between eight and twelve years. The LB7MB is a widely recognized index of long-term investment grade tax-exempt bonds. The index includes general obligation bonds, revenue bonds, insured bonds and prefunded bonds with maturities between six and eight years. The Lipper Pennsylvania Municipal Debt Funds Objective is a composite of mutual funds, designated by Lipper, Inc., with goals similar to the Fund's goals. Total returns for the indexes shown do not reflect sales charges, expenses or other fees that the SEC requires to be reflected in the Fund's performance. The indexes and average are unmanaged and it is not possible to invest directly in an index or average.

     (For the periods ended December 31, 2002)

Accounting Survivor-Institutional Class         1 Year    5 Years      Start of
Shares                                                              Performance1
--------------------------------------------------------------------------------
                                          --------------------------------------
Return Before Taxes                             8.99%      4.80%         5.12%
--------------------------------------------------------------------------------
------------------------------------------
Return After Taxes on Distributions2            8.99%      4.76%         5.07%
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Return After Taxes on Distributions and Sale    7.17%      4.67%         4.94%
of Fund Shares2
--------------------------------------------------------------------------------
LB10MB                                          10.17%     6.12%         6.68%
--------------------------------------------------------------------------------
LB7MB                                           10.35%     6.07%         6.34%
--------------------------------------------------------------------------------
Lipper Pennsylvania Municipal Debt              7.06%      4.48%         5.23%
Funds Objective
--------------------------------------------------------------------------------

     1 The Accounting Survivor's Institutional Class Shares start of performance date was April 1, 1996. Performance presented prior to March 30, 1998 reflects the performance of the Marketvest Equity Fund Shares, which were offered beginning April 1, 1996. The assets of the Marketvest fund were reorganized into the Accounting Survivor in 1998 following the acquisition by Allfirst Financial Inc. of Dauphin Deposit Corporation.

     2 After-tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. Return After Taxes on Distributions assumes a continued investment in the Fund and shows the effect of taxes on Fund distributions. Return After Taxes on Distributions and Sale of Fund Shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after-tax returns do not reflect the effect of any applicable state and local taxes. After-tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(k) plans.

     Past performance is no guarantee of future results. This information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential returns.


vision new york municipal bond fund
(formerly VISION New York Municipal Income Fund)

Goal

     To provide current income which is exempt from federal regular income tax and the personal income taxes imposed by the State of New York and New York municipalities and is consistent with the preservation of capital.

Strategy

     Under normal circumstances, the Fund invests its assets so that at least 80% of the income it distributes will be exempt from federal regular income tax and personal income tax imposed by the State of New York and New York municipalities. However, the income on these securities may be subject to the federal alternative minimum tax. The Fund is non-diversified, which means it can invest a larger percentage of assets in a small number of issuers. The Fund invests in investment grade municipal securities. In selecting securities, the Fund's Adviser considers the future direction of interest rates and the shape of the yield curve, as well as credit quality and sector allocation issues. Sector allocation issues involve the relative attractiveness of rates and market opportunities in sectors such as general obligation or revenue bonds.


Risks

     All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. The primary factors that may reduce the Fund's returns include:

     o Interest Rate Risks. Prices of fixed income securities generally fall when interest rates rise.

     o Credit Risks. There is a possibility that issuers of securities in which the Fund may invest may default in the payment of interest or principal on the securities when due, which would cause the Fund to lose money.

     o Call Risks. Issuers of securities may redeem the securities prior to maturity at a price below their current market value.

     o Tax Risks. Failure of a municipal security to meet certain legal requirements may cause the interest received and distributed by the Fund to shareholders to be taxable.

     o Risks of Non-Diversification. The Fund may invest a higher percentage of its assets among fewer issuers of portfolio securities.

     o New York Investment Risks. The Fund will be more susceptible to any economic, business, political or other developments which generally affect securities issued by New York issuers.



Risk/Return Bar Chart and Table

     The total returns shown above are for the Class A Shares, which is another class of shares offered by VISION New York Municipal Bond Fund. Class A Shares are not offered in this prospectus for the Fund's Institutional I Shares. The total returns for Class A Shares are disclosed here because Institutional I Shares have not yet been offered been publicly offered. These total returns would be substantially similar to the annual returns for Institutional I Shares over the same period and would differ only to the extent that the two classes do not have the same expenses. It is anticipated that the expenses of Institutional I Shares will not exceed those of the Class A Shares.

     The bar chart shows the variability of the Fund's Class A Shares total returns on a calendar year-end basis.

     The total returns displayed for the Fund's Class A Shares do not reflect the payment of any sales charges or recurring shareholder account fees. If these charges or fees had been included, the returns shown would have been lower.

     The Fund's Class A Shares total return for the three-month period from January 1, 2003 to March 31, 2003 was 0.86%.

     Within the periods shown in the chart, the Fund's Class A Shares highest quarterly return was 6.57% (quarter ended March 31, 1995). Its lowest quarterly return was (4.48)% (quarter ended March 31, 1994).



Average Annual Total Return Table

     The following table represents the Fund's Class A Shares Average Annual Total Returns, reduced to reflect applicable sales charges, for the calendar periods ended December 31, 2002. Return Before Taxes is shown. In addition, Return After Taxes is shown for the Fund's Class A Shares to illustrate the effect of federal taxes on Fund returns. Actual after-tax returns depend on each investor's personal tax situation, and are likely to differ from those shown. The table also shows returns for the Lehman Brothers New York Tax-Exempt Index (LBNYTE), a broad-based market index, and the Lipper New York Municipal Debt Funds Average. The LBNYTE is a total return performance benchmark for the New York long-term, investment grade, tax-exempt bond market. Returns and attributes for this index are calculated semi-monthly using approximately 22,000 municipal bonds classified as general obligation bonds (state and local), revenue bonds (excluding insured revenue bonds), insured bonds (includes all bond insurers with Aaa/AAA ratings), and prerefunded bonds. The Lipper New York Municipal Debt Funds Objective is a composite of mutual funds, designated by Lipper, Inc., with goals similar to the Fund's goals. Total returns for the index shown do not reflect sales charges, expenses or other fees that the SEC requires to be reflected in the Fund's performance. The index and average are unmanaged and it is not possible to invest directly in an index or average.

(For the periods ended December 31, 2002)


                                                                     Start of
                                                                   Performance1
Class A Shares                                1 Year    5 Years
--------------------------------------------------------------------------------
                                   ---------------------------------------------
Return Before Taxes                           3.86%     4.12%          5.03%
--------------------------------------------------------------------------------
-----------------------------------
Return After Taxes on                         3.83%     4.05%          4.98%
Distributions2
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Return After Taxes on Distributions and       3.88%     4.10%          4.90%
Sale of Fund Shares2
--------------------------------------------------------------------------------
LBNYTE                                        9.67%     6.17%          2.17%
--------------------------------------------------------------------------------
Lipper New York Municipal Debt Funds Average  8.83%     4.92%          5.13%
--------------------------------------------------------------------------------

1 The Fund's Class A Shares start of performance date was September 22, 1993.

     2 After-tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. Return After Taxes on Distributions assumes a continued investment in the Fund and shows the effect of taxes on Fund distributions. Return After Taxes on Distributions and Sale of Fund Shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after-tax returns do not reflect the effect of any applicable state and local taxes. After-tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(k) plans.

     Past performance is no guarantee of future results. This information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential returns.


vision u.s. government bond fund
(formerly VISION U.S. Government Securities Fund)

Goal

     To  provide   current   income.   Capital   appreciation  is  a  secondary,
non-fundamental investment consideration.


Strategy

     The Fund invests, under normal market conditions, at least 80% of the value of its net assets in a diversified portfolio consisting of debt obligations that are guaranteed as to payment of principal and interest by the U.S. government or its agencies or instrumentalities, including mortgage backed securities issued by U.S. government agencies. The Fund anticipates that most of its assets will be invested in fixed income securities having maturities greater than one year. Certain mortgage backed securities, including adjustable rate mortgage securities (ARMs) and collateralized mortgage obligations (CMOs) are included within the definition of "U.S. government securities." The Fund may invest at times to a limited extent in other types of debt obligations to enhance total return (e.g., corporate debt obligations, taxable municipal securities, asset backed securities, etc.).


Risks

     All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. The primary factors that may reduce the Fund's returns include:

     o Interest Rate Risks. Prices of fixed income securities generally fall when interest rates rise.

     o Credit Risks. There is a possibility that issuers of securities in which the Fund may invest may default in the payment of interest or principal on the securities when due, which would cause the Fund to lose money.

     o Call Risks. Issuers of securities may redeem the securities prior to maturity at a price below their current market value.

     o Prepayment Risks. When homeowners prepay their mortgages in response to lower interest rates, the Fund will be required to reinvest the proceeds at the lower interest rates available. Also, when interest rates fall, the price of mortgage backed securities may not rise to as great an extent as that of other fixed income securities.



Risk/Return Bar Chart and Table

     The total returns shown above are for the Class A Shares, which is another class of shares offered by VISION U.S. Government Bond Fund. Class A Shares are not offered in this prospectus for the Fund's Institutional I Shares. The total returns for Class A Shares are disclosed here because Institutional I Shares have not yet been publicly offered. These total returns would be substantially similar to the annual returns for Institutional I Shares over the same period and would differ only to the extent that the two classes do not have the same expenses. It is anticipated that the expenses of Institutional I Shares will not exceed those of the Class A Shares.

     The bar chart shows the variability of the Fund's Class A Shares total returns on a calendar year-end basis.

     The total returns displayed for the Fund's Class A Shares do not reflect the payment of any sales charges or recurring shareholder account fees. If these charges or fees had been included, the returns shown would have been lower.

     The Fund's Class A Shares total return for the three-month period from January 1, 2003 to March 31, 2003 was 1.10%.

     Within the periods shown in the chart, the Fund's Class A Shares highest quarterly return was 6.45% (quarter ended June 30, 1995). Its lowest quarterly return was (2.81)% (quarter ended June 30, 1994).



Average Annual Total Return Table

     The following table represents the Fund's Class A Shares Average Annual Total Returns, reduced to reflect applicable sales charges, for the calendar periods ended December 31, 2002. Return Before Taxes is shown. In addition, Return After Taxes is shown for the Fund's Class A Shares to illustrate the effect of federal taxes on Fund returns. Actual after-tax returns depend on each investor's personal tax situation, and are likely to differ from those shown. The table also shows returns for the Lehman Brothers Aggregate Bond Index (LBAB) and Lehman Brothers U.S. Government Bond Index (LBUSGB), broad-based market indexes, and the Lipper U.S. Government Funds Objective. The LBAB is an index measuring both the capital price changes and income provided by the underlying universe of securities, comprised of U.S. Treasury obligations, U.S. agency obligations, foreign obligations, U.S. investment grade corporate debt and mortgage backed obligations. The LBUSGB is a market value weighted index of U.S. government and government agency securities (other than mortgage securities) with maturities of one year or more. The Lipper U.S. Government Funds Objective is a composite of mutual funds, designated by Lipper, Inc., with goals similar to the Fund's goals. The Adviser has elected to change the index from LBAB to LBUSGB because it is more representative of the securities in which the Fund invests. Total returns for the indexes shown do not reflect sales charges, expenses or other fees that the SEC requires to be reflected in the Fund's performance. The indexes and average are unmanaged and it is not possible to invest directly in an index or average.

(For the periods ended December 31, 2002)

Class A Shares                                1 Year  5 Years      Start of
                                                                 Performance1
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Return Before Taxes                           4.76%    5.85%        5.55%
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Return After Taxes on Distributions2          2.58%    3.36%        3.07%
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Return After Taxes on Distributions and       2.86%    3.40%        3.14%
Sales of Fund Shares2
---------------------------------------------
--------------------------------------------------------------------------------
LBAB                                          10.25%   7.55%        7.08%
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
LBUSGB                                        11.50%   7.26%        6.99%
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Lipper U.S. Government Funds Objective        9.84%    6.55%        5.96%
--------------------------------------------------------------------------------

     1 The Fund's Class A Shares start of  performance  date was  September  22,
1993.

     2 After-tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. Return After Taxes on Distributions assumes a continued investment in the Fund and shows the effect of taxes on Fund distributions. Return After Taxes on Distributions and Sale of Fund Shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after tax returns do not reflect the effect of any applicable state and local taxes. After tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(k) plans.

     Past performance is no guarantee of future results. This information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential returns.



vision short duration government bond fund
(formerly VISION Institutional Limited Duration Government Fund)

Goal

     To seek current income, with preservation of capital as a secondary objective.


Strategy

     The Fund normally invests substantially all, but under normal market conditions no less than 80% of the value of its net assets in a diversified portfolio of debt obligations issued or supported as to principal and interest by the U.S. government or its agencies and instrumentalities including mortgage backed securities, asset backed securities, variable and floating rate securities, and zero coupon securities, and in repurchase agreements backed by such securities. Certain mortgage backed securities, including adjustable rate mortgage securities (ARMs) and collateralized mortgage obligations (CMOs) are included within the definition of "U.S. government securities". The Fund expects to maintain a duration of less than three years under normal market conditions.


Risks

     All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. The primary factors that may reduce the Fund's returns include:

     o Interest Rate Risks. Prices of fixed income securities generally fall when interest rates rise.

     o Credit Risks. There is a possibility that issuers of securities in which the Fund may invest may default in the payment of interest or principal on the securities when due, which would cause the Fund to lose money.

     o Call Risks. Issuers of securities may redeem the securities prior to maturity at a price below their current market value.

     o Prepayment Risks. When homeowners prepay their mortgages in response to lower interest rates, the Fund will be required to reinvest the proceeds at the lower interest rates available. Also, when interest rates fall, the price of mortgage backed securities may not rise to as great an extent as that of other fixed income securities.





Risk/Return Bar Chart and Table

     The bar chart shows the variability of the Fund's Institutional I Shares total returns on a calendar year-end basis.

     The total returns displayed for the Fund's Institutional I Shares do not reflect the payment of any sales charges or recurring shareholder account fees. If these charges or fees had been included, the returns shown would have been lower.

     The Fund's Institutional I Shares total return for the three-month period from January 1, 2003 to March 31, 2003 was 0.34%.

     Within the periods shown in the chart, the Fund's Institutional I Shares highest quarterly return was 3.51% (quarter ended September 30, 2001). Its lowest quarterly return was 0.24% (quarter ended December 31, 2001).



Average Annual Total Return Table

     The following table represents the Fund's Institutional I Shares Average Annual Total Returns, reduced to reflect applicable sales charges, for the calendar periods ended December 31, 2002. Return Before Taxes is shown. In addition, Return After Taxes is shown for the Fund's Institutional I Shares to illustrate the effect of federal taxes on Fund returns. Actual after-tax returns depend on each investor's personal tax situation, and are likely to differ from those shown. The table also shows returns for the Lehman Brothers 1-3 Year Government Bond Index (LB1-3GB), a broad-based market index, and the Lipper Short U.S. Government U.S. Government Index. The LB1-3GB tracks the performance of short-term U.S. government and corporate bonds The Lipper Short U.S. Government Index is a composite of mutual funds, designated by Lipper, Inc., with goals similar to the Fund's goals. Total returns for the index and average shown do not reflect sales charges, expenses or other fees that the SEC requires to be reflected in the Fund's performance. The index and average are unmanaged and it is not possible to invest directly in an index or average.

     The information presented below, for the periods prior to January 8, 2001, is the historical information for VISION Limited Duration Government Securities Fund. The quoted performance of Short Duration Government Bond Fund includes performance of certain predecessor collective trust fund ("commingled") accounts, for the periods dating back to October 31, 1995 and prior to VISION Limited Duration Government Securities Fund's commencement of operations on July 1, 1997, as adjusted to reflect the expenses associated with the Fund. The commingled accounts were not registered with the SEC and, therefore, were not subject to investment restrictions imposed by law on registered mutual funds. If the commingled accounts had been registered, the commingled accounts' performance may have been adversely affected.

    (For the periods ended December 31, 2002)


                                                                        Start of
                                                                      Performance1
Institutional I Shares                        1 Year      5 Years
--------------------------------------------------------------------------------------
                                            ------------------------------------------
Return Before Taxes                            2.68%       4.97%          5.00%
--------------------------------------------------------------------------------------
--------------------------------------------
Return After Taxes on                          0.78%       2.70%          3.25%
Distributions2
--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------
Return After Taxes on Distributions and        1.61%       2.82%          3.14%
Sale of Fund Shares2
--------------------------------------------------------------------------------------
LB1-3GB                                        6.01%       6.51%          6.41%
--------------------------------------------------------------------------------------
Lipper Short U.S. Government                   5.29%       5.87%          5.84%
Index
--------------------------------------------------------------------------------------

     1 The Fund's Institutional I Shares start of performance date was October 31, 1995.

     2 After-tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. Return After Taxes on Distributions assumes a continued investment in the Fund and shows the effect of taxes on Fund distributions. Return After Taxes on Distributions and Sale of Fund Shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after-tax returns do not reflect the effect of any applicable state and local taxes. After-tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(k) plans.

     Past performance is no guarantee of future results. This information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential returns.


mONEY MARKET FUNDS
-------------------------------------------------------------------------------
VISION MONEY MARKET FUND

Goal
    To seek current income with liquidity and stability of principal.


Strategy

     The Fund invests at least 80% of its net assets in money market instruments comprising a diversified portfolio of high quality, short-term debt obligations issued by the U.S. government, banks and corporations.

     In selecting securities for the Fund, the Adviser considers factors such as current yield, the anticipated level of interest rates, and the maturity of the instrument relative to the maturity of the entire Fund. In addition, the Fund may purchase only securities that meet certain SEC requirements relating to maturity, diversification and credit quality. Under these requirements, the Fund's securities must have remaining maturities of 397 days or less, and the Fund must have a dollar-weighted average maturity of 90 days or less.


Risks

     All mutual funds take investment risks. Therefore, even though the Fund is a money market fund that seeks to maintain a stable net asset value, it is possible to lose money by investing in the Fund.

     o Interest Rate Risks. Prices of fixed income securities generally fall when interest rates rise.

     o Credit Risks. There is a possibility that issuers of securities in which the Fund may invest may default in the payment of interest or principal on the securities when due, which would cause the Fund to lose money.



Risk/Return Bar Chart and Table


     The total returns shown above are for the Class A Shares, which is another class of shares offered by VISION Money Market Fund. Class A Shares are not offered in this prospectus for the Fund's Institutional I Shares and Institutional II Shares. The total returns for Class A Shares are disclosed here because Institutional I Shares and Institutional II Shares have not yet been publicly offered. These total returns would be substantially similar to the annual returns for Institutional I Shares and Institutional II Shares over the same period and would differ only to the extent that the three classes do not have the same expenses. It is anticipated that the expenses of Institutional I Shares and Institutional II Shares will not exceed those of the Class A Shares.

     Historically the Fund has maintained a constant $1.00 net asset value per share. The bar chart shows the variability of the Fund's Class A Shares total returns on a calendar year-end basis.

     The Fund's Class A Shares are sold without a sales charge (load). The total returns displayed above are based upon net asset value.

     The Fund's Class A Shares total return for the three-month period from January 1, 2003 to March 31, 2003 was 0.16%.

     Within the periods shown in the chart, the Fund's Class A Shares highest quarterly return was 1.53% (quarter ended September 30, 2000). Its lowest quarterly return was 0.23% (quarter ended December 31, 2002).


Average Annual Total Return Table

     The following table represents the Fund's Class A Shares Average Annual Total Returns for the calendar periods ended December 31, 2002. The table also shows returns for iMoneyNet, Inc. First Tier Institutional Average, which is a composite of money market mutual funds with investment goals similar to the Fund's goals. The average is unmanaged and it is not possible to invest directly in an average.

    (For the periods ended December 31, 2002)

                                    1 Year      5 Years           10 Years
-------------------------------------------------------------------------------
Class A Shares                       1.14%       4.06%             4.98%
-------------------------------------------------------------------------------
iMoneyNet, Inc. First Tier           1.54%       4.43%             4.55%
Institutional Average
-------------------------------------------------------------------------------

     The Fund's Class A Shares 7-Day Net Yield as of December 31, 2002 was 0.75%. Investors may call the Fund at 1-800-836-2211 to learn the current 7-Day Net Yield.

     Past performance is no guarantee of future results. This information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential returns.

vision pennsylvania tax free money market fund

Goal

     Maximizing current income exempt from federal and Pennsylvania personal income taxes and providing liquidity and security of principal.


Strategy

     The Fund seeks its investment goal by investing in high-quality, short-term municipal money market instruments that pay interest that is exempt from federal and Pennsylvania personal income taxes. The Fund has a fundamental policy that at least 80% of its income will, under normal market conditions, be exempt from federal income tax, including the federal alternative minimum tax, and Pennsylvania personal income tax. The principal issuers of these securities may be state and local governments and agencies located in Pennsylvania, as well as the District of Columbia, Puerto Rico and other U.S. territories and possessions.

     In selecting securities for the Fund, the Adviser considers factors such as current yield, the anticipated level of interest rates, and the maturity of the instrument relative to the maturity of the entire Fund. In addition, the Fund may only purchase securities that meet certain SEC requirements relating to maturity, diversification and credit quality. Under these requirements, the Fund's securities must have remaining maturities of 397 days or less, and the Fund must have a dollar-weighted average maturity of 90 days or less.


Risks

     All mutual funds take investment risks. Therefore, even though the Fund is a money market fund that seeks to maintain a stable net asset value, it is possible to lose money by investing in the Fund.

     o Interest Rate Risks. Prices of fixed income securities generally fall when interest rates rise.

     o Credit Risks. There is a possibility that issuers of securities in which the Fund may invest may default in the payment of interest or principal on the securities when due, which would cause the Fund to lose money.

     o Tax Risks. Failure of a municipal security to meet certain legal requirements may cause the interest received and distributed by the Fund to shareholders to be taxable.

     o Pennsylvania Investment Risks. The Fund will be more susceptible to any economic, business, political or other developments which generally affect securities issued by Pennsylvania issuers.


Performance Information

     The following Bar Chart and Table reflect historical performance data for the Institutional Class Shares of the corresponding Accounting Survivor, ARK Pennsylvania Tax-Free Money Market Portfolio, prior to its contemplated Reorganization into the Trust. The bar chart and table below illustrate the risks and volatility of an investment in the Accounting Survivor's Institutional Class Shares. Of course, the Accounting Survivor's Institutional Class Shares past performance does not necessarily indicate how the Fund will perform in the future.



Risk/Return Bar Chart and Table


     Historically,  the Accounting  Survivor has maintained a constant $1.00 net
asset  value  per  share.   The  bar  chart  shows  the  Accounting   Survivor's
Institutional Class Shares total return on a calendar year-end basis.

     The Accounting Survivor's Institutional Class Shares are sold without a sales charge (load). The total return displayed above is based upon net asset value.

     The Accounting Survivor's Institutional Class Shares total return for the three-month period from January 1, 2003 to March 31, 2003 was 0.15%.

     Within the period shown in the chart, the Accounting Survivor's Institutional Class Shares highest quarterly return was 0.28% (quarter ended June 30, 2002). Its lowest quarterly return was 0.23% (quarter ended December 31, 2002).


Average Annual Total Return Table

     The following table represents the Accounting Survivor's Institutional Class Shares and Institutional II Class Shares Average Annual Total Returns for the calendar periods ended December 31, 2002. The table also shows returns for iMoneyNet, Inc. Tax Free State Specific Institutional Average, which is a composite of money market mutual funds with investment goals similar to the Fund's goals. The average is unmanaged and it is not possible to invest directly in an average.

    (For the periods ended December 31, 2002)

 Accounting Survivor-Institutional                      1 Year         Start of
 Class Shares                                                       Performance1
 -------------------------------------------------------------------------------
 Return Before Taxes                                    0.99%            1.32%
 -------------------------------------------------------------------------------
 iMoneyNet, Inc. Tax Free State                         0.90%            1.50%
 Specific Institutional Average
 -------------------------------------------------------------------------------
 Accounting Survivor-Institutional
 II Class Shares
 -------------------------------------------------------------------------------
 Return Before Taxes                                    0.99%            1.29%
 -------------------------------------------------------------------------------
 iMoneyNet, Inc. Tax Free State                         0.90%            1.50%
 Specific Institutional Average
 -------------------------------------------------------------------------------

     1 The Accounting Survivor's Institutional Class Shares and Institutional II Class Shares start of performance dates were May 1, 2001 and May 11, 2001, respectively.

     The Accounting Survivor's Institutional Class Shares and Institutional II Class Shares 7-Day Net Yield as of December 31, 2002 were 0.95% and 0.95%, respectively.

     Past performance is no guarantee of future results. This information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential returns.

vision new york tax free money market fund

Goal

     To seek a high level of current interest income that is exempt from federal regular income tax as is consistent with liquidity and relative stability of principal.


Strategy

     The Fund invests at least 80% of its net assets in a diversified portfolio of tax-exempt money market obligations. The Fund maintains a fundamental investment policy that at least 80% of its income will, under normal market conditions, be exempt from federal regular income tax, federal alternative minimum tax and New York State income tax. Such income should also be exempt from New York City income taxes.

     In selecting securities for the Fund, the Adviser considers factors such as current yield, the anticipated level of interest rates, and the maturity of the instrument relative to the maturity of the entire Fund. In addition, the Fund may purchase only securities that meet certain SEC requirements relating to maturity, diversification and credit quality. Under these requirements, the Fund's securities must have remaining maturities of 397 days or less, and the Fund must have a dollar-weighted average maturity of 90 days or less.


Risks

     All mutual funds take investment risks. Therefore, even though the Fund is a money market fund that seeks to maintain a stable net asset value, it is possible to lose money by investing in the Fund.

     o Interest Rate Risks. Prices of fixed income securities generally fall when interest rates rise.

     o Credit Risks. There is a possibility that issuers of securities in which the Fund may invest may default in the payment of interest or principal on the securities when due, which would cause the Fund to lose money.

     o Tax Risks. Failure of a municipal security to meet certain legal requirements may cause the interest received and distributed by the Fund to shareholders to be taxable.

     o New York Investment Risks. The Fund will be more susceptible to any economic, business, political or other developments which generally affect securities issued by New York issuers.



Risk/Return Bar Chart and Table

     The total returns shown above are for the Class A Shares, which is another class of shares offered by VISION New York Tax Free Money Market Fund. Class A Shares are not offered in this prospectus for the Fund's Institutional I Shares and Institutional II Shares. The total returns for Class A Shares are disclosed here because Institutional I Shares and Institutional II Shares have not yet been publicly offered. These total returns would be substantially similar to the annual returns for Institutional I Shares and Institutional II Shares over the same period and would differ only to the extent that the three classes do not have the same expenses. It is anticipated that the expenses of Institutional I Shares will not exceed those of the Class A Shares.

     Historically the Fund has maintained a constant $1.00 net asset value per share. The bar chart shows the variability of the Fund's Class A Shares total returns on a calendar year-end basis.

     The Fund's Class A Shares are sold without a sales charge (load). The total returns displayed above are based upon net asset value.

     The Fund's Class A Shares total return for the three-month period from January 1, 2003 to March 31, 2003 was 0.16%.

     Within the periods shown in the chart, the Fund's Class A Shares highest quarterly return was 0.95% (quarter ended June 30, 2000). Its lowest quarterly return was 0.22% (quarter ended September 30, 2002).


Average Annual Total Return Table

     The following table represents the Fund's Class A Shares Average Annual Total Returns for the calendar periods ended December 31, 2002. The table also shows returns for iMoneyNet, Inc. Tax Free State Specific Institutional Average, which is a composite of money market mutual funds with investment goals similar to the Fund's goals. The average is unmanaged and it is not possible to invest directly in an average.

    (For the periods ended December 31, 2002)

                                           1 Year         5 Years       10 Years
 -------------------------------------------------------------------------------
 Class A Shares                            0.98%           2.50%          2.61%
 -------------------------------------------------------------------------------
 iMoneyNet, Inc. Tax Free State            0.90%           2.43%          2.55%
 Specific Institutional Average
 -------------------------------------------------------------------------------

     The Fund's Class A Shares 7-Day Net Yield as of December 31, 2002 was 0.95%. Investors may call the Fund at 1-800-836-2211 to learn the current 7-Day Net Yield.

     Past performance is no guarantee of future results. This information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential returns.


VISION tax free MONEY MARKET FUND

Goal

     Maximizing current income exempt from federal income tax and providing liquidity and stability of principal.


Strategy

     The Fund seeks its investment goal by investing in high-quality, short-term municipal money market instruments that pay interest that is exempt from federal income tax. The issuers of these securities may be state and local governments and agencies located in any of the 50 states, the District of Columbia, Puerto Rico, and other U.S. territories and possessions. The Fund is well diversified among issuers and comprised only of short-term debt securities that are rated in the two highest categories by nationally recognized statistical rating organizations or determined by the Adviser to be of equal credit quality. The Fund maintains a fundamental policy that at least 80% of its income will, under normal market conditions, be exempt from federal income tax, including the federal alternative minimum tax (AMT). The Fund attempts to invest 100% of its assets in securities exempt from federal income tax (not including the AMT).

     In selecting securities for the Fund, the Adviser considers factors such as current yield, the anticipated level of interest rates, and the maturity of the instrument relative to the maturity of the entire Fund. In addition, the Fund may purchase only securities that meet certain SEC requirements relating to maturity, diversification and credit quality. Under these requirements, the Fund's securities must have remaining maturities of 397 days or less, and the Fund must have a dollar-weighted average maturity of 90 days or less.


Risks

     All mutual funds take investment risks. Therefore, even though the Fund is a money market fund that seeks to maintain a stable net asset value, it is possible to lose money by investing in the Fund.

     o Interest Rate Risks. Prices of fixed income securities generally fall when interest rates rise.

     o Credit Risks. There is a possibility that issuers of securities in which the Fund may invest may default in the payment of interest or principal on the securities when due, which would cause the Fund to lose money.

     o Tax Risks. Failure of a municipal security to meet certain legal requirements may cause the interest received and distributed by the Fund to shareholders to be taxable.


Performance Information

     The following Bar Chart and Table reflect historical performance data for the Institutional Class Shares of the corresponding Accounting Survivor, ARK Tax-Free Money Market Portfolio, prior to its contemplated Reorganization into the Trust. The bar chart and table below illustrate the risks and volatility of an investment in the Accounting Survivor's Institutional Class Shares. Of course, the Accounting Survivor's Institutional Class Shares past performance does not necessarily predict how the Fund will perform in the future.



Risk/Return Bar Chart and Table

     Historically the Accounting Survivor has maintained a constant $1.00 net asset value per share. The bar chart shows the variability of the Accounting Survivor's Institutional Class Shares total returns on a calendar year-end basis.

     The Accounting Survivor's Institutional Class Shares are sold without a sales charge (load).

     The Accounting Survivor's Institutional Class Shares total return for the three-month period from January 1, 2003 to March 31, 2003 was 0.19%.

     Within the periods shown in the chart, the Accounting Survivor's Institutional Class Shares highest quarterly return was 1.00% (quarter ended December 31, 2000). Its lowest quarterly return was 0.26% (quarter ended September 30, 2002).


Average Annual Total Return Table

     The following table represents the Accounting Survivor's Institutional Class Shares and Institutional II Class Shares Average Annual Total Returns for the calendar periods ended December 31, 2002. The table also shows returns for iMoneyNet, Inc. Tax Free Institutional Average, which is a composite of money market mutual funds with investment goals similar to the Fund's goals. The average is unmanaged and it is not possible to invest directly in an average.

(For the calendar periods ended December 31, 2002)

Accounting Survivor-Institutional         1Year        5 Years         Start of
Class Shares                                                        Performance1
--------------------------------------------------------------------------------
Return Before Taxes                        1.11%        2.69%            2.92%
--------------------------------------------------------------------------------
iMoneyNet, Inc. Tax Free                   1.09%        2.66%            2.91%
Institutional Average
--------------------------------------------------------------------------------
Accounting Survivor-Institutional
II Class Shares
--------------------------------------------------------------------------------
Return Before Taxes                        1.04%        2.63%            2.86%
--------------------------------------------------------------------------------
iMoneyNet, Inc. Tax Free                   1.09%        2.66%            2.86%
Institutional Average
--------------------------------------------------------------------------------

     1 The Accounting Survivor's Institutional Class Shares and Institutional II Class Shares start of performance dates were June 14, 1994 and July 28, 1995, respectively.

     The Accounting Survivor's Institutional Class Shares and Institutional II Class Shares 7-Day Net Yield as of December 31, 2002 were 1.14% and 1.07%, respectively.

     Past performance is no guarantee of future results. This information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential returns.

vision u.s. government money market fund

Goal

     To seek current income and provide liquidity and security of principal.

Strategy

     The Fund seeks its investment goal by investing in obligations issued by the U.S. government and its agencies and instrumentalities and repurchase agreements. Under normal circumstances, the Fund invests at least 80% of its net assets in U.S. government securities and repurchase agreements backed by such instruments.

     In selecting securities for the Fund, the Adviser considers factors such as current yield, the anticipated level of interest rates, and the maturity of the instrument relative to the maturity of the entire Fund. In addition, the Fund may purchase only securities that meet certain SEC requirements relating to maturity, diversification and credit quality. Under these requirements, the Fund's securities must have remaining maturities of 397 days or less, and the Fund must have a dollar-weighted average maturity of 90 days or less.


Risks

     All mutual funds take investment risks. Therefore, even though the Fund is a money market fund that seeks to maintain a stable net asset value, it is possible to lose money by investing in the Fund.

     o Interest Rate Risks. Prices of fixed income securities generally fall when interest rates rise.




Performance Information

     The following Bar Chart and Table reflect historical performance data for the Institutional Class Shares of the corresponding Accounting Survivor, ARK U.S. Government Money Market Portfolio, prior to its contemplated Reorganization into the Trust. The bar chart and table below illustrate the risks and volatility of an investment in the Accounting Survivor's Institutional Class
Shares. Of course, the Accounting Survivor's Institutional Class Shares past performance does not necessarily predict how the Fund will perform in the future.



Risk/Return Bar Chart and Table

     Historically the Accounting Survivor has maintained a constant $1.00 net asset value per share. The bar chart shows the variability of the Accounting Survivor's Institutional Class Shares total returns on a calendar year-end basis.

     The Accounting Survivor's Institutional Class Shares are sold without a sales charge (load).

     The Accounting Survivor's Institutional Class Shares total return for the three-month period from January 1, 2003 to March 31, 2003 was 0.24%.

     Within the periods shown in the chart, the Accounting Survivor's Institutional Class Shares highest quarterly return was 1.58% (quarter ended December 31, 2000). Its lowest quarterly return was 0.31% (quarter ended December 31, 2002).


Average Annual Total Return Table

     The following table represents the Accounting Survivor's Institutional Class Shares and Institutional II Class Shares Average Annual Total Returns for the calendar periods ended December 31, 2002. The table also shows returns for iMoneyNet, Inc. Government Institutional Average, which is a composite of money market mutual funds with investment goals similar to the Fund's goals. The average is unmanaged and it is not possible to invest directly in an average.

(For the calendar periods ended December 31, 2002)

Accounting Survivor-Institutional         1Year    5 Years       Start of
Class Shares                                                   Performance1
------------------------------------------------------------------------------
Return Before Taxes                       1.50%     4.28%         4.57%
------------------------------------------------------------------------------
iMoneyNet, Inc. Government                1.42%     4.18%         4.40%
Institutional Average
------------------------------------------------------------------------------
Accounting Survivor-Institutional II
Class Shares
------------------------------------------------------------------------------
Return Before Taxes                       1.43%     4.22%         4.56%
------------------------------------------------------------------------------
iMoneyNet, Inc. Government                1.42%     4.18%         4.40%
Institutional Average
------------------------------------------------------------------------------

     1 The Accounting Survivor's Institutional Class Shares and Institutional II Class Shares start of performance dates were June 14, 1993 and July 28, 1995, respectively.

     The Accounting Survivor's Institutional Class Shares and Institutional II Class Shares 7-Day Net Yield as of December 31, 2002 were 1.04% and 0.97%, respectively.

     Past performance is no guarantee of future results. This information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential returns.



vision u.s. treasury money market fund
(formerly VISION Treasury Money Market Fund)

Goal
To seek current income with liquidity and stability of principal.


Strategy

     The Fund invests at least 80% of the value of its net assets in a diversified portfolio of direct obligations of the U.S. Treasury, such as
Treasury  bills  and  notes,   and  repurchase   agreements   secured  by  these
obligations.

     In selecting securities for the Fund, the Adviser considers factors such as current yield, the anticipated level of interest rates, and the maturity of the instrument relative to the maturity of the entire Fund. In addition, the Fund may purchase only securities that meet certain SEC requirements relating to maturity, diversification and credit quality. Under these requirements, the Fund's securities must have remaining maturities of 397 days or less, and the Fund must have a dollar-weighted average maturity of 90 days or less.


Risks

     All mutual funds take investment risks. Therefore, even though the Fund is a money market fund that seeks to maintain a stable net asset value, it is possible to lose money by investing in the Fund.

     o Interest Rate Risks. Prices of fixed income securities generally fall when interest rates rise.





Risk/Return Bar Chart and Table

     The total returns shown above are for the Class A Shares, which is another class of shares offered by VISION U.S. Treasury Money Market Fund. Class A Shares are not offered in this prospectus for the Fund's Institutional I Shares and Institutional II Shares. The total returns for Class A Shares are disclosed here because Institutional I Shares and Institutional II Shares have not yet been publicly offered. These total returns would be substantially similar to the annual returns for Institutional I Shares and Institutional II Shares over the same period and would differ only to the extent that the three classes do not have the same expenses. It is anticipated that the expenses of Institutional I Shares and Institutional II Shares will not exceed those of the Class A Shares.

     Historically the Fund has maintained a constant $1.00 net asset value per share. The bar chart shows the variability of the Fund's Class A Shares total returns on a calendar year-end basis.

     The Fund's Class A Shares are sold without a sales charge (load).

     The Fund's Class A Shares total return for the three-month period from January 1, 2003 to March 31, 2003 was 0.17%.

     Within the periods shown in the chart, the Fund's Class A Shares highest quarterly return was 1.47% (quarter ended December 31, 2000). Its lowest quarterly return was 0.23% (quarter ended December 31, 2002).


Average Annual Total Return Table

     The following table represents the Fund's Class A Shares Average Annual Total Returns for the calendar periods ended December 31, 2002. The table also shows returns for iMoneyNet, Inc. Treasury Institutional Average, which is a composite of money market mutual funds with investment goals similar to the Fund's goals. The average is unmanaged and it is not possible to invest directly in an average.

(For the calendar periods ended December 31, 2002)
                                         1 Year    5 Years      10 Years
 ---------------------------------------------------------------------------
 Class A Shares                          1.13%      3.90%        4.13%
 ---------------------------------------------------------------------------
 iMoneyNet, Inc. Treasury                1.38%      4.05%        4.26%
 Institutional Average
 ---------------------------------------------------------------------------

     The Fund's Class A Shares 7-Day Net Yield as of December 31, 2002 was 0.78%. Investors may call the Fund at 1-800-836-2211 to learn the current 7-Day Net Yield.

     Past performance is no guarantee of future results. This information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential returns.


what are the funds' fees and expenses?
--------------------------------------------------------------------------------


VISION GROUP OF FUNDS

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Institutional I Shares and Institutional II Shares of the Funds.

                                       InternationalSmall Cap  Small      Mid Cap
                                        Equity Fund Growth Fund Cap      Growth Fund
                                                               Stock
                                                                 Fund
shareholder fees                       InstitutionalInstitutionalInstitutionalInstitutional
                                        I Shares    I Shares   I Shares   I Shares
Fees Paid Directly From Your Investment
Maximum Sales Charge (Load) Imposed on    None        None       None       None
Purchases (as a percentage of offering
price)
Maximum Deferred Sales Charge (Load)      None        None       None       None
(as a percentage of original purchase
price or redemption proceeds, as
applicable)
Maximum Sales Charge (Load) Imposed on    None        None       None       None
Reinvested Dividends (and other
Distributions) (as a percentage of
offering price)
Redemption Fee (as a percentage of        None        None       None       None
amount redeemed, if applicable)
Exchange Fee                              None        None       None       None

Annual Fund Operating Expenses (Before
Waivers)1
Expenses That are Deducted From Fund
Assets (as a percentage of projected
average net assets)
Management Fee                            1.00%       0.85%      0.85%     0.85%2
Distribution (12b-1) Fee                  None        None       None       None
Shareholder Services Fee                 0.25%3      0.25%3      0.25%     0.25%3
Other Expenses                            0.27%       0.21%      0.22%     0.31%
Total Annual Fund Operating Expenses      1.52%       1.31%      1.32%     1.41%
-------------------------------------------------------------------------------------
1  Although not contractually obligated to do so, the adviser and shareholder services provider expect to waive certain amounts. These are shown below along with the net expenses the Funds expect to actually pay for the fiscal year ending
  April 30, 2004.
Total Waiver of Fund Expenses             0.06%       0.14%      0.00%     0.28%
Total Actual Annual Operating Expenses    1.46%       1.17%      1.32%     1.13%
(After Waivers)


2 The adviser expects to voluntarily waive a portion of the management fee. The adviser can terminate this anticipated voluntary waiver at any time. The management fee paid by the Mid Cap Growth Fund (after the anticipated voluntary waiver) is expected to be 0.80% for the fiscal year ending April 30, 2004.

3 A portion of the shareholder services fee for the Funds' Institutional I Shares is expected to be voluntarily waived. This anticipated voluntary waiver can be terminated at any time. The shareholder services fee expected to be paid by the International Equity Fund, Small Cap Growth Fund and Mid Cap Growth Fund (after the anticipated voluntary waiver) is expected to be 0.19%, 0.11% and 0.02%, respectively, for the fiscal year ending April 30, 2004.

                                         Mid cap
                                        Stock Fund   Multi Cap  Large     Large Cap
                                                   Growth Fund Cap       Stock Fund
Shareholder Fees                                               Growth
                                                                Fund
                                       InstitutionalInstitutionalInstitutionalInstitutional
                                        I Shares    I Shares   I Shares   I Shares
Fees Paid Directly From Your Investment
Maximum Sales Charge (Load) Imposed on    None        None       None       None
Purchases (as a percentage of offering
price)
Maximum Deferred Sales Charge (Load)      None        None       None       None
(as a percentage of original purchase
price or redemption proceeds, as
applicable)
Maximum Sales Charge (Load) Imposed on    None        None       None       None
Reinvested Dividends (and other
Distributions) (as a percentage of
offering price)
Redemption Fee (as a percentage of        None        None       None       None
amount redeemed, if applicable)
Exchange Fee                              None        None       None       None

Annual Fund Operating Expenses (Before
Waivers)1
Expenses That are Deducted From Fund
Assets (as a percentage of projected
average net assets)
Management Fee                            0.85%       0.70%     0.85%2     0.85%
Distribution (12b-1) Fee                  None        None       None       None
Shareholder Services Fee3                 0.25%       0.25%      0.25%     0.25%
Other Expenses                            0.29%       0.21%      0.51%     0.19%
Total Annual Fund Operating Expenses      1.39%       1.16%      1.61%     1.29%
-------------------------------------------------------------------------------------
1  Although not contractually obligated to do so, the adviser and shareholder services provider expect to waive certain amounts. These are shown below along with the net expenses the Funds expect to actually pay for the fiscal year ending
  April 30, 2004.
Total Waiver of Fund Expenses             0.14%       0.13%      0.30%      0.19%
Total Actual Annual Operating Expenses    1.25%       1.03%      1.31%      1.10%
(After Waivers)


2 The adviser expects to voluntarily waive a portion of the management fee. The adviser can terminate this anticipated voluntary waiver at any time. The management fee paid by the Large Cap Growth Fund (after the anticipated voluntary waiver) is expected to be 0.69% for the fiscal year ending April 30, 2004.

3 A portion of the shareholder services fee for the Funds' Institutional I Shares is expected to be voluntarily waived. This anticipated voluntary waiver can be terminated at any time. The shareholder services fee expected to be paid by the Funds (after the anticipated voluntary waiver) is expected to be 0.11%, 0.12%, 0.11% and 0.06%, respectively, for the fiscal year ending April 30, 2004.




                                         Equity
                                        Index Fund    Large Cap        Equity        Social
Shareholder Fees                                      Value Fund       Income Fund   Balanced
                                                                                     Fund
                                       Institutional  Institutional   Institutional  Institutional
                                        I Shares      I Shares        I Shares       I Shares

Fees Paid Directly From Your Investment
Maximum Sales Charge (Load) Imposed on    None         None       None       None
Purchases (as a percentage of offering
price)
Maximum Deferred Sales Charge (Load)      None         None       None       None
(as a percentage of original purchase
price or redemption proceeds, as
applicable)
Maximum Sales Charge (Load) Imposed on    None         None       None       None
Reinvested Dividends (and other
Distributions) (as a percentage of
offering price)
Redemption Fee (as a percentage of        None         None       None       None
amount redeemed, if applicable)
Exchange Fee                              None         None       None       None

Annual Fund Operating Expenses (Before
Waivers)1
Expenses That are Deducted From Fund
Assets (as a percentage of projected
average net assets)
Management Fee                            0.20%2      0.70%       0.70%     0.70%2
Distribution (12b-1) Fee                  None         None       None       None
Shareholder Services Fee                  0.25%3      0.25%3      0.25%3    0.25%
Other Expenses                            0.25%       0.35%       0.28%     0.50%
Total Annual Fund Operating Expenses      0.70%       1.30%       1.23%     1.45%
-------------------------------------------------------------------------------------
1  Although not contractually obligated to do so, the shareholder services provider expect to waive certain amounts. These are shown below along with the net expenses the Funds expect to actually pay for the fiscal year ending April 30,
  2004.
Total Waiver of Fund Expenses             0.40%       0.14%       0.21%     0.20%
Total Actual Annual Operating Expenses    0.30%       1.16%       1.02%     1.25%
(After Waivers)


2 The adviser expects to voluntarily waive a portion of the management fee. The adviser can terminate this anticipated voluntary waiver at any time. The management fee paid by the Equity Index Fund and Balanced Fund (after the anticipated voluntary waiver) is expected to be 0.05% and 0.50%, respectively, for the fiscal year ending April 30, 2004.

3 A portion of the shareholder services fee for Equity Index Fund, Large Cap Value Fund and Equity Income Fund is expected to be voluntarily waived. This anticipated voluntary waiver can be terminated at any time. The shareholder services fee expected to be paid by the Funds (after anticipated voluntary waiver) is expected to be 0.00%, 0.11% and 0.04%, respectively, for the fiscal year ending April 30, 2004


                                                   Intermediate-Term             Short-Term
                                        Balanced   Bond Fund    Income           Corporate
Shareholder Fees                          Fund                     Fund          Bond Fund
                                       Institutional Institutional Institutional Institutional
                                        I Shares    I Shares     I Shares  I Shares
Fees Paid Directly From Your Investment
Maximum Sales Charge (Load) Imposed on    None        None         None      None
Purchases (as a percentage of offering
price)
Maximum Deferred Sales Charge (Load)      None        None         None      None
(as a percentage of original purchase
price or redemption proceeds, as
applicable)
Maximum Sales Charge (Load) Imposed on    None        None         None      None
Reinvested Dividends (and other
Distributions) (as a percentage of
offering price)
Redemption Fee (as a percentage of        None        None         None      None
amount redeemed, if applicable)
Exchange Fee                              None        None         None      None

Annual Fund Operating Expenses (Before
Waivers )1
Expenses That are Deducted From Fund
Assets (as a percentage of projected
average net assets)
Management Fee                            0.65%      0.70%2       0.60%     0.70%
Distribution (12b-1) Fee                  None        None         None      None
Shareholder Services Fee3                 0.25%      0.25%        0.25%     0.25%
Other Expenses                            0.20%      0.17%        0.17%     0.23%
Total Annual Fund Operating Expenses      1.10%      1.12%        1.02%     1.18%
-------------------------------------------------------------------------------------
1  Although not contractually obligated to do so, the adviser and shareholder services provider expect to waive certain amounts. These are shown below along with the net expenses the Funds expect to actually pay for the fiscal year ending
  April 30, 2004.
Total Waiver of Fund Expenses             0.16%       0.31%       0.17%     0.18%
Total Actual Annual Operating Expenses    0.94%       0.81%       0.85%     1.00%
(After Waivers)


2 The adviser expects to voluntarily waive a portion of the management fee. The adviser can terminate this anticipated voluntary waiver at any time. The management fee paid by the Intermediate-Term Bond Fund (after the anticipated voluntary waiver) is expected to be 0.59% for the fiscal year ending April 30, 2004.

3 A portion of the shareholder services fee for the Funds' Institutional I Shares is expected to be voluntarily waived. This anticipated voluntary waiver can be terminated at any time. The shareholder services fee expected to be paid by the Funds (after the anticipated voluntary waiver) is expected to be 0.09%, 0.05%, 0.08% and 0.07%, respectively, for the fiscal year ending April 30, 2004.

                                        Maryland    PennsylvaniaNew York  U.S.
                                        Municipal   Municipal   Municipal Government
Shareholder Fees                        Bond Fund   Bond Fund   Bond Fund Bond Fund
                                       InstitutionalInstitutional Institutional Institutional
                                        I Shares     I Shares   I Shares   I Shares
Fees Paid Directly From Your Investment
Maximum Sales Charge (Load) Imposed on    None         None       None       None
Purchases (as a percentage of offering
price)
Maximum Deferred Sales Charge (Load)      None         None       None       None
(as a percentage of original purchase
price or redemption proceeds, as
applicable)
Maximum Sales Charge (Load) Imposed on    None         None       None       None
Reinvested Dividends (and other
Distributions) (as a percentage of
offering price)
Redemption Fee (as a percentage of        None         None       None       None
amount redeemed, if applicable)
Exchange Fee                              None         None       None       None

Annual Fund Operating Expenses (Before
Waivers )1
Expenses That are Deducted From Fund
Assets (as a percentage of projected
average net assets)
Management Fee                           0.70%2       0.70%      0.70%2     0.70%
Distribution (12b-1) Fee                  None         None       None       None
Shareholder Services Fee3                 0.25%       0.25%       0.25%     0.25%
Other Expenses                            0.22%       0.20%       0.23%     0.21%
Total Annual Fund Operating Expenses      1.17%       1.15%       1.18%     1.16%
-------------------------------------------------------------------------------------
1  Although not contractually obligated to do so, the adviser and shareholder services provider expect to waive certain amounts. These are shown below along with the net expenses the Funds expect to actually pay for the fiscal year ending
  April 30, 2004.
Total Waiver of Fund Expenses             0.33%       0.15%       0.32%     0.21%
Total Actual Annual Operating Expenses    0.84%       1.00%       0.86%     0.95%
(After Waivers)
2  The adviser expects to voluntarily waive a portion of the management fee. The adviser can terminate this anticipated voluntary waiver at any time. The management fee paid by Maryland Municipal Bond Fund and New York Municipal Bond
  Fund (after the anticipated voluntary waiver) is expected to be 0.62% and 0.63%, respectively, for the fiscal year ending April 30, 2004.
3  All or a portion of the shareholder services fee for the Funds' Institutional I
  Shares is expected to be voluntarily waived. This anticipated voluntary waiver can be terminated at any time. The shareholder services fee expected to be paid by the Funds (after the anticipated voluntary waiver) is expected to be 0.00%,
  0.10%, 0.00% and 0.04%, respectively, for the fiscal year ending April 30, 2004.

                                Short       Money Market Fund
                                Duration
                                Government
                                Bond Fund
Shareholder Fees                Institutional Institutional Institutional
                                 I Shares    I Shares II Shares
Fees Paid Directly From Your
Investment
Maximum Sales Charge (Load)        None        None     None
Imposed on Purchases (as a
percentage of offering price)
Maximum Deferred Sales Charge      None        None     None
(Load) (as a percentage of
original purchase price or
redemption proceeds, as
applicable)
Maximum Sales Charge (Load)        None        None     None
Imposed on Reinvested Dividends
(and other Distributions) (as a
percentage of offering price).
Redemption Fee (as a percentage    None        None     None
of amount redeemed, if
applicable)
Exchange Fee                       None        None     None

Annual Fund Operating Expenses
(Before Waivers)1
Expenses That are Deducted From
Fund Assets (as a percentage of
average net assets)
Management Fee                    0.60%2      0.50%2    0.50%
Distribution (12b-1) Fee           None        None    0.25%3
Shareholder Services Fee          0.25%4      0.25%4    None
Other Expenses                     0.20%      0.17%     0.17%
Total Annual Fund Operating        1.05%      0.92%     0.92%
Expenses
------------------------------------------------------------------------

1 Although not contractually obligated to do so, the adviser and shareholder services provider expect to waive certain amounts. These are shown below along with the net expenses the Funds expect to actually pay for the fiscal year ending April 30, 2004.

Total Waiver of Fund Expenses
  0.36%                   0.51%               0.44%
Total Actual Annual Operating Expenses
  0.69%                    0.41%               0.48%
(After Waivers)

2 The adviser expects to voluntarily waive a portion of the management fee. The adviser can terminate this anticipated voluntary waiver at any time. The management fee paid by the Institutional I Shares of Short Duration Government Bond Fund and Money Market Fund (after the anticipated voluntary waiver) is expected to be 0.49% and 0.24%, respectively, for the fiscal year ending April 30, 2004.

3 The distribution (12b-1) fee for the Money Market Fund's Institutional II Shares is expected to be voluntarily waived. This anticipated voluntary waiver can be terminated at any time. The distribution (12b-1) fee expected to be paid by the Fund's Institutional II Shares (after the anticipated voluntary waiver) is expected to be 0.07%, respectively, for the fiscal year ending April 30, 2004.

4 A portion of the shareholder services fee for Short Duration Government Fund's Institutional Shares is expected to be voluntarily waived. This anticipated voluntary waiver can be terminated at any time. The shareholder services fee expected to be paid by the Funds (after the anticipated voluntary waiver) is expected to be 0.00% for the fiscal year ending April 30, 2004. The shareholder services fee for Money Market Fund's Institutional I Shares is expected to be voluntarily waived. This anticipated voluntary waiver can be terminated at any time. The shareholder services fee expected to be paid by the Institutional I Shares (after the anticipated voluntary waiver) is expected to be 0.00%for the fiscal year ending April 30, 2004.


                                             Tax Free Money    PENNSYLVANIA TAX FREE
Shareholder Fees                              Market Fund        MONEY MARKET FUND
                                          Institutional Institutional Institutional Institutional
                                          I Shares  II Shares  I Shares   II Shares
Fees Paid Directly From Your Investment
Maximum Sales Charge (Load) Imposed on      None       None      None        None
Purchases (as a percentage of offering
price)
Maximum Deferred Sales Charge (Load)        None       None      None        None
(as a percentage of original purchase
price or redemption proceeds, as
applicable)
Maximum Sales Charge (Load) Imposed on      None       None      None        None
Reinvested Dividends (and other
Distributions) (as a percentage of
offering price)
Redemption Fee (as a percentage of          None       None      None        None
amount redeemed, if applicable)
Exchange Fee                                None       None      None        None

Annual Fund Operating Expenses (Before
Waivers)1
Expenses That are Deducted From Fund
Assets (as a percentage of projected
average net assets)
Management Fee                              0.50%     0.50%2    0.50%2      0.50%
Distribution (12b-1) Fee                    None      0.25%3     None       0.25%3
Shareholder Services Fee                   0.25%4      None     0.25%4       None
Other Expenses                              0.17%     0.17%      0.27%      0.27%
Total Annual Fund Operating Expenses        0.92%     0.92%      1.02%      1.02%
--------------------------------------------------------------------------------------
1  Although not contractually obligated to do so, the adviser and shareholder services provider expect to waive certain amounts. These are shown below along with the net expenses the Funds expect to actually pay for the fiscal year ending
  April 30, 2004.
Total Waiver of Fund Expenses               0.53%     0.46%      0.44%      0.44%
Total Actual Annual Operating Expenses      0.39%     0.46%       0.58%      0.58%
(After Waivers)


2 The adviser expects to voluntarily waive a portion of the management fee. The adviser can terminate this anticipated voluntary waiver at any time. The management fee paid by Tax Free Money Market Fund's Institutional II Shares and Pennsylvania Tax Free Money Market Fund's Institutional I Shares (after the anticipated voluntary waiver) is expected to be 0.22% and 0.30%, respectively, for the fiscal year ending April 30, 2004.

3 A portion of the distribution (12b-1) fee for Tax Free Money Market Fund's Institutional II Shares and Pennsylvania Tax Free Money Market Fund's
     Institutional II Shares is expected to be voluntarily waived. This anticipated voluntary waiver can be terminated at any time. The distribution (12b-1) fee expected to be paid by the Funds' Institutional II Shares (after the anticipated voluntary waiver) is expected to be 0.07% and 0.01%, respectively, for the fiscal year ending April 30, 2004.

4 The shareholder services fee for Tax Free Money Market Fund's Institutional I Shares is expected to be voluntarily waived. This anticipated voluntary waiver can be terminated at any time. The shareholder services fee expected to be paid by the Fund's Institutional I Shares (after the anticipated voluntary waiver) is expected to be 0.00% for the fiscal year ending April 30, 2004. A portion of the shareholder services fee for Pennsylvania Tax Free Money Market Fund's Institutional I Shares is expected to be voluntarily waived. This anticipated voluntary waiver can be terminated at any time. The shareholder services fee expected to be paid by the Fund's Institutional I Shares (after the anticipated voluntary waiver) is expected to be 0.01% for the fiscal year ending April 30, 2004.

                                 New York
                                 Tax Free        U.S. Government     U.S. Treasury
                                   Money         Money Market Fund  Money Market Fund
                                Market Fund
Shareholder Fees                 Institutional  Institutional  Institutional  Institutional Institutional
                                  I Shares I Shares  II Shares I Shares      II Shares
Fees Paid Directly From Your
Investment
Maximum Sales Charge (Load)     `   None     None      None      None        None
Imposed on Purchases (as a
percentage of offering price)
Maximum Deferred Sales Charge       None     None      None      None        None
(Load) (as a percentage of
original purchase price or
redemption proceeds, as
applicable)
Maximum Sales Charge (Load)         None     None      None      None        None
Imposed on Reinvested Dividends
(and other Distributions) (as a
percentage of offering price).
Redemption Fee (as a percentage     None     None      None      None        None
of amount redeemed, if
applicable)
Exchange Fee                        None     None      None      None        None

Annual Fund Operating Expenses
(Before Waivers)1
Expenses That are Deducted From
Fund Assets (as a percentage of
average net assets)
Management Fee                     0.50%2    0.50%2    0.50%    0.50%2       0.50%
Distribution (12b-1) Fee            None     None      0.25%3    None       0.25%3
Shareholder Services Fee           0.25%4   0.25%4     None     0.25%4       None
Other Expenses                     0.16%     0.16%     0.16%     0.17%       0.17%
Total Annual Fund Operating         0.91%    0.91%     0.91%     0.92%       0.92%
Expenses
-------------------------------------------------------------------------------------
1  Although not contractually obligated to do so, the adviser and shareholder services provider expect to waive certain amounts. These are shown below along with the net expenses the Funds expect to actually pay for the fiscal year ending April 30, 2004.
Total Waiver of Fund Expenses       0.29%   0.48%     0.41%     0.43%       0.36%
Total Actual Annual Operating       0.62%   0.43%     0.50%     0.49%       0.56%
Expenses (After Waivers)
2  The adviser expects to voluntarily waive a portion of the management fee for the
  Institutional I Shares of the Funds. The adviser can terminate this anticipated voluntary waiver at any time. The management fee paid by each Fund's
  Institutional I Shares  (after the anticipated voluntary waiver) is expected to be 0.30%, 0.27%, and 0.30%, respectively, for the fiscal year ending April 30,
  2004.
3  A portion of the distribution (12b-1) fee for the Institutional II Shares of
  U.S. Government Money Market Fund and U.S. Treasury Money Market Fund is expected to be voluntarily waived. This anticipated voluntary waiver can be terminated at any time. The distribution (12b-1) fee expected to be paid by the Institutional
  II Shares (after the anticipated voluntary waiver) is expected to be 0.07% and
  0.09%, respectively, for the fiscal year ending April 30, 2004.
4 A portion of the shareholder services fee for New York Tax Free Money Market
  Fund's and U.S. Treasury Money Market Fund's Institutional I Shares is expected to be voluntarily waived. This anticipated voluntary waiver can be terminated at any time. The shareholder services fee expected to be paid by the Funds (after the anticipated voluntary waiver) is expected to be 0.16% and 0.02%, respectively, for the fiscal year ending April 30, 2004. The shareholder services fee for the U.S. Government Money Market Fund's Institutional I Shares is
  expected to be voluntarily waived. This anticipated voluntary waiver can be terminated at any time. The shareholder services fee expected to be paid by the
  Institutional I Shares (after the anticipated voluntary waiver) is expected to be
  0.00% for the fiscal year ending April 30, 2004.



EXAMPLE

     The following example is intended to help you compare the cost of investing in the Fund's Institutional I Shares and Institutional II Shares with the cost of investing in other mutual funds.

     The example assumes that you invest $10,000 in the Fund's Institutional I Shares and Institutional II Shares for the time periods indicated and then redeem all of your shares at the end of those periods. Expenses assuming no redemption are also shown. The example also assumes that your investment has a 5% return each year and that the Fund's Institutional I Shares and Institutional II Shares operating expenses are before waivers and reimbursements as shown in the table and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

Institutional I Shares     1 Year  3 Years 5 Years 10 Years
International Equity Fund    $155     $480    $829  $1,813
Small Cap Growth Fund        $133     $415    $718  $1,579
Small Cap Stock Fund         $134     $418    $723  $1,590
Mid Cap Growth Fund          $144     $446    $771  $1,691
Mid Cap Stock Fund           $142     $440    $761  $1,669
Multi Cap Growth Fund        $118     $368    $638  $1,409
Large Cap Growth Fund        $164     $508    $876  $1,911
Large Cap Stock Fund         $131     $409    $708  $1,556
Equity Index Fund             $72     $224    $390    $871
Large Cap Value Fund         $132     $412    $713  $1,568
Equity Income Fund           $125     $390    $676  $1,489
Social Balanced Fund         $148     $459    $792  $1,735
Balanced Fund                $112     $350    $606  $1,340
Intermediate-Term Bond Fund  $114     $356    $617  $1,363
Income Fund                  $104     $325    $563  $1,248
Short-Term Corporate Bond    $120     $375    $649  $1,432
Fund
Maryland Municipal Bond      $119     $372    $644  $1,420
Fund
Pennsylvania Municipal       $117     $365    $633  $1,398
Bond Fund
New York Municipal Bond      $120     $375    $649  $1,432
Fund
U.S. Government Bond Fund    $118     $368    $638  $1,409
Short Duration Government    $107     $334    $579  $1,283
Bond Fund
Money Market Fund             $94     $293    $509  $1,131
Tax Free Money Market Fund    $94     $293    $509  $1,131
Pennsylvania Tax Free        $104     $325    $563  $1,248
Money Market Fund
New York Tax Free Money       $93     $290    $504  $1,120
Market Fund
U.S. Government Money         $93     $290    $504  $1,120
Market Fund
U.S. Treasury Money Market    $94     $293    $509  $1,131
Fund

Institutional II Shares    1 Year  3 Years 5 Years 10
                                                     Years
Money Market Fund             $94     $293    $509  $1,131
Tax Free Money Market Fund    $93     $293    $509  $1,131
Pennsylvania Tax Free        $104     $325    $563  $1,248
Money Market Fund
U.S. Government Money         $93     $290    $504  $1,120
Market Fund
U.S. Treasury Money Market    $94     $293    $509  $1,131
Fund


WHAT ARE THE FUNDS' MAIN INVESTMENTS AND TECHNIQUES?


PRINCIPAL SECURITIES OF THE FUNDS


EQUITY FUNDS

     The principal securities of each of the Funds listed below (each, an "Equity Fund, " and collectively, the "Equity Funds") are marked with an "X".

         International Small Small Mid    Mid   Multi  Large  Large EquityLarge Equity
             Equity    Cap   Cap   Cap    Cap   Cap    Cap    Cap   Index Cap   Income
             Fund      GrowthStock Growth Stock Growth Growth Stock Fund  Value Fund
                       Fund  Fund  Fund   Fund  Fund   Fund   Fund        Fund
Equity                                                    X         X     X     X      X     X      X      X     X     X     X
Securities
Common                                                    X         X     X     X      X     X      X      X     X     X     X
Stocks
Preferred                                                 X         X     X     X      X     X      X      X           X     X
Stocks
Convertible                                               X
Securities
Foreign                                                   X         X
Securities
Derivative                                                X
Contracts
Futures                                                   X
Contracts


BALANCED FUNDS

     The principal securities of each of the Funds listed below (each, a "Balanced Fund, " and collectively, the " Balanced Funds") are marked with an "X".


                      Social        Balanced
                      Balanced      Fund
                      Fund
Equity                X             X
Securities
Common                X             X
Stocks
Fixed                 X             X
Income
Securities
Treasury              X             X
Securities
Agency                X             X
Securities
Corporate             X             X
Debt
Securities



INCOME FUNDS

     The  principal  securities  of each of the Funds  listed  below  (each,  an
"Income Fund, " and collectively, the "Income Funds") are marked with an "X".
                      IntermediateIncome Short-Term Maryland Pennsylvania New       U.S.       Short
                         Bond     Fund   Corporate Municipal Municipal    York      Government Duration
                         Fund            Bond      Bond      Bond Fund    Municipal Bond       Government
                                         Fund      Fund                   Bond      Fund       Bond
                                                                          Fund                 Fund
Fixed Income                                                          X        X      X        X        X         X       X        X
Securities
Treasury                                                              X        X      X                                   X        X
Securities
Agency                                                                X        X      X                                   X        X
Securities
Corporate                                                             X        X      X                                   X        X
Debt
Securities
Mortgage                                                              X        X      X                                   X        X
Backed
Securities
Asset Backed                                                          X        X      X                                   X        X
Securities
Tax-Exempt                                                                                     X        X         X
Securities
General                                                                                        X        X         X
Obligation
Bonds
Special                                                                                        X        X         X
Revenue Bonds
Tax                                                                                            X        X         X
Increment
Financing
Bonds
Municipal                                                                                      X        X         X
Notes
Variable                                                              X        X      X        X        X         X       X        X
Rate Demand
Instruments



MONEY MARKET FUNDS
The principal  securities  of each of the Funds listed below (each,  a "Money Market Fund, "
and collectively, the "Money Market Funds") are marked with an "X".
--------------------------------------------------------------------------------------------


                            Money  Tax Free   U.S.        U.S.       Pennsylvania New York
                            Market Money      Government  Treasury   Tax Free     Tax Free
                            Fund   Market     Money       Money      Money        Money
                                   Fund       Market Fund Market     Market Fund  Market
                                                          Fund                    Fund
Fixed Income                                                         X   X      X          X           X                       X
Securities
Treasury                                                                 X                 X           X
Securities
Agency                                                                   X                 X
Securities
Corporate Debt                                                           X
Securities
Commercial Paper                                                         X
Tax-Exempt                                                           X          X                                              X
Securities
General                                                              X          X                                              X
Obligation Bonds
Special Revenue                                                      X          X                                              X
Bonds
Tax Increment                                                        X          X                                              X
Financing Bonds
Municipal Notes                                                      X          X                                              X
Variable Rate                                                        X   X      X                                              X
Demand
Instruments
Repurchase                                                               X                 X           X
Agreements




PRINCIPAL SECURITIES OF THE FUNDS

     The following list is a description of the principal securities in which the Funds may invest. More information of the principal and acceptable investments of the Funds is contained in the Funds' Statement of Additional Information.


EQUITY SECURITIES

     Equity securities represent a share of an issuer's earnings and assets, after the issuer pays its liabilities. A Fund cannot predict the income it will receive from equity securities because issuers generally have discretion as to the payment of any dividends or distributions. However, equity securities offer greater potential for appreciation than many other types of securities, because their value increases directly with the value of the issuer's business. The following describes the principal types of equity securities in which certain Funds may invest.


Common Stocks

     Common stocks are the most prevalent type of equity security. Common stocks receive the issuer's earnings after the issuer pays its creditors and any preferred stockholders. As a result, changes in an issuer's earnings directly influence the value of its common stock.


Preferred Stocks

     Preferred  stocks  have  the  right  to  receive  specified   dividends  or
distributions before the issuer makes payments on its common stock. Some preferred stocks also participate in dividends and distributions paid on common stock. Preferred stocks may also permit the issuer to redeem the stock. A Fund may also treat such redeemable preferred stock as a fixed income security.


FIXED INCOME SECURITIES

     Fixed income securities pay interest, dividends or distributions at a specified rate. The rate may be a fixed percentage of the principal or adjusted periodically. In addition, the issuer of a fixed income security must repay the principal amount of the security, normally within a specified time. Fixed income securities provide more regular income than equity securities. However, the returns on fixed income securities are limited and normally do not increase with the issuer's earnings. This limits the potential appreciation of fixed income securities as compared to equity securities.

     A security's yield measures the annual income earned on a security as a percentage of its price. A security's yield will increase or decrease depending upon whether it costs less (a discount) or more (a premium) than the principal amount. If the issuer may redeem the security before its scheduled maturity, the price and yield on a discount or premium security may change based upon the probability of an early redemption. Securities with higher risks generally have higher yields.

     The following describes the principal types of fixed income securities in which a Fund may invest.


Treasury Securities

     Treasury securities are direct obligations of the federal government of the United States. Treasury securities are generally regarded as having the lowest credit risks.


Agency Securities

     Agency securities are issued or guaranteed by a federal agency or other government sponsored entity (a GSE) acting under federal authority. The United States supports some GSEs with its full faith and credit. Other GSEs receive support through federal subsidies, loans or other benefits. A few GSEs have no explicit financial support, but are regarded as having implied support because the federal government sponsors their activities. Agency securities are generally regarded as having low credit risks, but not as low as Treasury securities.

     A Fund treats mortgage backed securities guaranteed by GSEs as agency securities. Although a GSE guarantee protects against credit risks, it does not reduce the interest rate and prepayment risks of these mortgage backed securities.



Corporate Debt Securities

     Corporate debt securities are fixed income securities issued by businesses. Notes, bonds, debentures and commercial paper are the most prevalent types of corporate debt securities. A Fund may also purchase interests in bank loans to companies. The credit risks of corporate debt securities vary widely among issuers.

     In addition, the credit risk of an issuer's debt security may vary based on its priority for repayment. For example, higher ranking (senior) debt securities have a higher priority than lower ranking (subordinated) securities. This means that the issuer might not make payments on subordinated securities while continuing to make payments on senior securities. In addition, in the event of bankruptcy, holders of senior securities may receive amounts otherwise payable to the holders of subordinated securities. Some subordinated securities, such as trust preferred and capital securities notes, also permit the issuer to defer payments under certain circumstances. For example, insurance companies issue securities known as surplus notes that permit the insurance company to defer any payment that would reduce its capital below regulatory requirements.


Mortgage Backed Securities

     Mortgage backed securities represent interests in pools of mortgages. The mortgages that comprise a pool normally have similar interest rates, maturities and other terms. Mortgages may have fixed or adjustable interest rates. Interests in pools of adjustable rate mortgages are known as ARMs.

     Mortgage backed securities come in a variety of forms. Many have extremely complicated terms. The simplest form of mortgage backed securities are pass-through certificates. An issuer of pass-through certificates gathers monthly payments from an underlying pool of mortgages. Then, the issuer deducts its fees and expenses and passes the balance of the payments onto the certificate holders once a month. Holders of pass-through certificates receive a pro rata share of all payments and prepayments from the underlying mortgages. As a result, the holders assume all the prepayment risks of the underlying mortgages.


Asset Backed Securities

     Asset backed securities are payable from pools of obligations other than mortgages. Most asset backed securities involve consumer or commercial debts with maturities of less than ten years. However, almost any type of fixed income assets (including other fixed income securities) may be used to create an asset backed security. Asset backed securities may take the form of commercial paper, notes, or pass through certificates. Asset backed securities have prepayment risks.


Commercial Paper

     Commercial paper is an issuer's obligation with a maturity of less than nine months. Companies typically issue commercial paper to pay for current expenditures. Most issuers constantly reissue their commercial paper and use the proceeds (or bank loans) to repay maturing paper. If the issuer cannot continue to obtain liquidity in this fashion, its commercial paper may default. The short maturity of commercial paper reduces both the market and credit risks as compared to other debt securities of the same issuer.


Convertible Securities

     Convertible securities are fixed income securities that International Equity Fund has the option to exchange for equity securities at a specified conversion price. The option allows the Fund to realize additional returns if the market price of the equity securities exceeds the conversion price. For example, the Fund may hold fixed income securities that are convertible into shares of common stock at a conversion price of $10 per share. If the market value of the shares of common stock reached $12, the Fund could realize an additional $2 per share by converting its fixed income securities.

     Convertible securities have lower yields than comparable fixed income securities. In addition, at the time a convertible security is issued the conversion price exceeds the market value of the underlying equity securities. Thus, convertible securities may provide lower returns than non-convertible fixed income securities or equity securities depending upon changes in the price of the underlying equity securities. However, convertible securities permit the Fund to realize some of the potential appreciation of the underlying equity securities with less risk of losing its initial investment. The Fund may invest in convertible securities rated below investment grade. See "Risks Associated with Non-Investment Grade Securities" herein.

     International Equity Fund treats convertible securities as both fixed income and equity securities for purposes of its investment policies and limitations, because of their unique characteristics.



Tax-Exempt Securities

     Tax-exempt securities are fixed income securities that pay interest that is not subject to regular federal income taxes. Typically, states, counties, cities and other political subdivisions and authorities issue tax-exempt securities. The market categorizes tax-exempt securities by their source of repayment. Interest income on such securities may be subject to the federal alternative minimum tax (AMT) for individuals and corporations.


    General Obligation Bonds

     General obligation bonds are supported by the issuer's power to exact property or other taxes. The issuer must impose and collect taxes sufficient to pay principal and interest on the bonds. However, the issuer's authority to impose additional taxes may be limited by its charter or state law.


    Special Revenue Bonds

     Special revenue bonds are payable solely from specific revenues received by the issuer such as specific taxes, assessments, tolls, or fees. Bondholders may not collect from the municipality's general taxes or revenues. For example, a municipality may issue bonds to build a toll road, and pledge the tolls to repay the bonds. Therefore, a shortfall in the tolls normally would result in a default on the bonds.


    Tax Increment Financing Bonds

     Tax increment financing (TIF) bonds are payable from increases in taxes or other revenues attributable to projects financed by the bonds. For example, a municipality may issue TIF bonds to redevelop a commercial area. The TIF bonds would be payable solely from any increase in sales taxes collected from merchants in the area. The bonds could default if merchants' sales, and related tax collections, failed to increase as anticipated.


    Municipal Notes

     Municipal notes are short-term tax-exempt securities. Many municipalities issue such notes to fund their current operations before collecting taxes or other municipal revenues. Municipalities may also issue notes to fund capital projects prior to issuing long-term bonds. The issuers typically repay the notes at the end of their fiscal year, either with taxes, other revenues or proceeds from newly issued notes or bonds.


    Variable Rate Demand Instruments

     Variable rate demand instruments are tax-exempt securities that require the issuer or a third party, such as a dealer or bank, to repurchase the security for its face value upon demand. The securities also pay interest at a variable rate intended to cause the securities to trade at their face value. A Fund treats demand instruments as short-term securities, because their variable interest rate adjusts in response to changes in market rates, even though their stated maturity may extend beyond thirteen months.


Foreign Securities

     Foreign securities are securities of issuers based outside the United States. An issuer is considered to be based outside the United States if:

          it is organized under the laws of, or has a principal office located in, another country;

          the principal trading market for its securities is in another country; or

          it (or its subsidiaries) derived in its most current fiscal year at least 50% of its total assets, capitalization, gross revenue or profit from goods produced, services performed, or sales made in another country.


     Foreign securities are primarily denominated in foreign currencies. Along with the risks normally associated with domestic securities of the same type, foreign securities are subject to currency risks and risks of foreign investing. Trading in certain foreign markets is also subject to liquidity risks.



Derivative Contracts

     Derivative contracts are financial instruments that require payments based upon changes in the values of designated (or underlying) securities, currencies, commodities, financial indices or other assets. Some derivative contracts (such as futures, forwards and options) require payments relating to a future trade involving the underlying asset. Other derivative contracts (such as swaps) require payments relating to the income or returns from the underlying asset. The other party to a derivative contract is referred to as a counterparty.

     Many derivative contracts are traded on securities or commodities exchanges. In this case, the exchange sets all the terms of the contract except for the price. Investors make payments due under their contracts through the exchange. Most exchanges require investors to maintain margin accounts through their brokers to cover their potential obligations to the exchange. Parties to the contract make (or collect) daily payments to the margin accounts to reflect losses (or gains) in the value of their contracts. This protects investors against potential defaults by the counterparty. Trading contracts on an exchange also allows investors to close out their contracts by entering into offsetting contracts.

     For example, International Equity Fund could close out an open contract to buy an asset at a future date by entering into an offsetting contract to sell the same asset on the same date. If the offsetting sale price is more than the original purchase price, the Fund realizes a gain; if it is less, the Fund realizes a loss. Exchanges may limit the amount of open contracts permitted at any one time. Such limits may prevent the Fund from closing out a position. If this happens, the Fund will be required to keep the contract open (even if it is losing money on the contract), and to make any payments required under the contract (even if it has to sell portfolio securities at unfavorable prices to do so). Inability to close out a contract could also harm the Fund by preventing it from disposing of or trading any assets it has been using to secure its obligations under the contract.

     International Equity Fund may also trade derivative contracts over-the-counter (OTC) in transactions negotiated directly between the Fund and the counterparty. OTC contracts do not necessarily have standard terms, so they cannot be directly offset with other OTC contracts. In addition, OTC contracts with more specialized terms may be more difficult to price than exchange traded contracts.

     Depending upon how the Fund uses derivative contracts and the relationships between the market value of a derivative contract and the underlying asset, derivative contracts may increase or decrease the Fund's exposure to interest rate and currency risks, and may also expose the Fund to liquidity and leverage risks. OTC contracts also expose the Fund to credit risks in the event that a counterparty defaults on the contract.

     International Equity Fund may trade in the following types of derivative contracts.


Futures Contracts

     Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of an underlying asset at a specified price, date, and time. Entering into a contract to buy an underlying asset is commonly referred to as buying a contract or holding a long position in the asset. Entering into a contract to sell an underlying asset is commonly referred to as selling a contract or holding a short position in the asset. Futures contracts are considered to be commodity contracts. Futures contracts traded OTC are frequently referred to as forward contracts.


SPECIAL TRANSACTIONS

Repurchase Agreements

     Repurchase agreements are transactions in which a Fund buys a security from a dealer or bank and agrees to sell the security back at a mutually agreed upon time and price. The repurchase price exceeds the sale price, reflecting a Fund's return on the transaction. This return is unrelated to the interest rate on the underlying security. A Fund will enter into repurchase agreements only with banks and other recognized financial institutions, such as securities dealers, deemed creditworthy by the Adviser.

     A Fund's custodian will take possession of the securities subject to repurchase agreements. The Adviser will monitor the value of the underlying security each day to ensure that the value of the security always equals or exceeds the repurchase price.

Repurchase agreements are subject to credit risks.



INVESTING IN SECURITIES OF OTHER INVESTMENT COMPANIES

     A Fund may invest their assets in securities of other investment companies, including the securities of affiliated money market funds, as an efficient means of carrying out their investment policies and managing their uninvested cash.


PORTFOLIO TURNOVER (Equity and Income Funds only)

     Each Fund may actively trade its portfolio securities in an attempt to achieve its investment objective. Active trading will cause a Fund to have an increased portfolio turnover rate, which is likely to generate shorter-term gains (losses) for its shareholders, which are taxed at a higher rate than longer-term gains (losses). Actively trading portfolio securities increases a Fund's trading costs and may have an adverse impact on a Fund's performance.


TEMPORARY DEFENSIVE INVESTMENTS

     Certain Funds may temporarily depart from their principal investment strategies by investing their assets in cash and shorter-term debt securities and similar obligations. They may do this to minimize potential losses and maintain liquidity to meet shareholder redemptions during adverse market conditions. This may cause a Fund to fail to meet its investment objective and to give up greater investment returns to maintain the safety of principal, that is, the original amount invested by shareholders. Interest income from temporary investments may be taxable to shareholders as ordinary income.


INVESTMENT RATINGS FOR INVESTMENT GRADE SECURITIES

     The Adviser or sub-adviser will determine whether a security is investment grade based upon the credit ratings given by one or more nationally recognized rating services. For example, Standard and Poor's, a rating service, assigns ratings to investment grade securities (AAA, AA, A, and BBB) based on their assessment of the likelihood of the issuer's inability to pay interest or principal (default) when due on each security. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, a Fund must rely entirely upon the Adviser's or sub-adviser's credit assessment that the security is comparable to investment grade.



specific risks of investing in the funds


STOCK MARKET RISKS

     The value of equity securities in a Fund's portfolio will rise and fall. These fluctuations could be a sustained trend or a drastic movement. A Fund's portfolio will reflect changes in prices of individual portfolio stocks or general changes in stock valuations. Consequently, a Fund's share price may decline.

     The Adviser or sub-adviser attempts to manage market risk by limiting the amount a Fund invests in each company's equity securities. However, diversification will not protect a Fund against widespread or prolonged declines in the stock market.

RISKS RELATED TO INVESTING FOR GROWTH

     Due to their relatively high valuations, growth stocks are typically more volatile than value stocks. For instance, the price of a growth stock may experience a larger decline on a forecast of lower earnings, a negative fundamental development, or an adverse market development. Further, growth stocks may not pay dividends or may pay lower dividends than value stocks. This means they depend more on price changes for returns and may be more adversely affected in a down market compared to value stocks that pay higher dividends.



RISKS RELATED TO INVESTING FOR VALUE

     Due to their relatively low valuations, value stocks are typically less volatile than growth stocks. For instance, the price of a value stock may experience a smaller increase on a forecast of higher earnings, a positive fundamental development, or positive market development. Furthermore, value stocks tend to have higher dividends than growth stocks. This means they depend less on price changes for returns and may lag behind growth stocks in an up market.



RISKS RELATED TO COMPANY SIZE

     Generally, the smaller the market capitalization of a company, the fewer the number of shares traded daily, the less liquid its stock and the more volatile its price. For example, medium capitalization stocks may be less liquid and more volatile than stocks of larger, well-known companies. Market capitalization is determined by multiplying the number of its outstanding shares by the current market price per share.

     Companies with smaller market capitalizations also tend to have unproven track records, a limited product or service base and limited access to capital. These factors also increase risks and make these companies more likely to fail than companies with larger market capitalizations.


INTEREST RATE RISKS

     Prices of fixed income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed income securities fall. However, market factors, such as the demand for particular fixed income securities, may cause the price of certain fixed income securities to fall while the prices of other securities rise or remain unchanged.

     Interest rate changes have a greater effect on the price of fixed income securities with longer durations. Duration measures the price sensitivity of a fixed income security to changes in interest rates.


CREDIT RISKS

     Credit risk is the possibility that an issuer will default on a security by failing to pay interest or principal when due. If an issuer defaults, a Fund will lose money.

     Many fixed income securities receive credit ratings from services such as Standard & Poor's and Moody's Investors Service. These services assign ratings to securities by assessing the likelihood of issuer default. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, a Fund must rely entirely upon the Adviser's credit assessment.

     Fixed income securities generally compensate for greater credit risk by paying interest at a higher rate. The difference between the yield of a security and the yield of a U.S. Treasury security with a comparable maturity (the spread) measures the additional interest paid for risk. Spreads may increase generally in response to adverse economic or market conditions. A security's spread may also increase if the security's rating is lowered, or the security is perceived to have an increased credit risk. An increase in the spread will cause the price of the security to decline.

     Credit risk includes the possibility that a party to a transaction involving a Fund will fail to meet its obligations. This could cause a Fund to lose the benefit of the transaction or prevent a Fund from selling or buying other securities to implement its investment strategy.


CALL RISKS

     Call risk is the possibility that an issuer may redeem a fixed income security before maturity (a call) at a price below its current market price. An increase in the likelihood of a call may reduce the security's price.

     If a fixed income security is called, a Fund may have to reinvest the proceeds in other fixed income securities with lower interest rates, higher credit risks, or other less favorable characteristics.


PREPAYMENT RISKS

     Generally, homeowners have the option to prepay their mortgages at any time without penalty. Homeowners frequently refinance high interest rate mortgages when mortgage rates fall. This results in the prepayment of mortgage backed securities with higher interest rates. Conversely, prepayments due to refinancings decrease when mortgage rates increase. This extends the life of mortgage backed securities with lower interest rates. Other economic factors can also lead to increases or decreases in prepayments. Increases in prepayments of high interest rate mortgage backed securities, or decreases in prepayments of lower interest rate mortgage backed securities, may reduce their yield and price. These factors, particularly the relationship between interest rates and mortgage prepayments makes the price of mortgage backed securities more volatile than many other types of fixed income securities with comparable credit risks.

     Mortgage backed securities generally compensate for greater prepayment risk by paying a higher yield. The difference between the yield of a mortgage backed security and the yield of a U.S. Treasury security with a comparable maturity (the spread) measures the additional interest paid for risk. Spreads may increase generally in response to adverse economic or market conditions. A security's spread may also increase if the security is perceived to have an increased prepayment risk or perceived to have less market demand. An increase in the spread will cause the price of the security to decline.

     A Fund may have to reinvest the proceeds of mortgage prepayments in other fixed income securities with lower interest rates, higher prepayment risks, or other less favorable characteristics.


TAX RISKS

     In order to be tax-exempt, municipal securities must meet certain legal requirements. Failure to meet such requirements may cause the interest received and distributed by Maryland Municipal Bond Fund, Pennsylvania Municipal Bond Fund, New York Municipal Bond Fund, Pennsylvania Tax Free Money Market Fund and New York Tax Free Money Market Fund to their shareholders to be taxable.

     Changes or proposed changes in federal tax laws may cause the prices of municipal securities to fall.

     Income from Maryland Municipal Bond Fund, Pennsylvania Municipal Bond Fund, New York Municipal Bond Fund, Tax Free Money Market Fund, Pennsylvania Tax Free Money Market Fund and New York Tax Free Money Market Fund may be subject to the alternative minimum tax (AMT). However, Tax Free Money Market Fund, Pennsylvania Tax Free Money Market Fund and New York Tax Free Money Market Fund are required to limit to 20% of their income that would be subject to AMT.


RISKS OF NON-DIVERSIFICATION

     Maryland Municipal Bond Fund, Pennsylvania Municipal Bond Fund and New York Municipal Bond Fund are non-diversified. Compared to diversified mutual funds, each of these Funds may invest a higher percentage of its assets among fewer issuers of portfolio securities. This increases a Fund's risk by magnifying the impact (positively or negatively) that any one issuer has on a Fund's Share price and performance.


RISKS ASSOCIATED WITH NON-INVESTMENT GRADE SECURITIES

     The convertible securities in which a Fund may invest may be rated below investment grade. Convertible securities rated below investment grade may be subject to the same risks as those inherent in corporate debt obligations that are rated below investment grade, also known as junk bonds. Junk bonds generally entail greater market, credit and liquidity risks than investment grade securities. For example, their prices are more volatile, economic downturns and financial setbacks may affect their prices more negatively, and their trading market may be more limited.


MARYLAND INVESTMENT RISKS

     Maryland Municipal Bond Fund emphasizes investments in Maryland and is more subject to events that may adversely affect Maryland issuers compared to funds that invest in multiple states.

     Maryland's economy is relatively diversified across the service, trade and government sectors. The high proportion of federal government jobs, which contributes to high wealth levels, made the state vulnerable to the recession and concurrent federal downsizing in the early 1990's; however, Maryland's economic growth rate has improved and is nearing the national average.


NEW YORK INVESTMENT RISKS

     New York Municipal Bond Fund and New York Tax Free Money Market Fund emphasize investments in New York and are subject to events that may adversely affect New York issuers compared to funds that invest in multiple states. New York's economy is large and diverse. While several upstate counties benefit from agriculture, manufacturing and high technology industries, New York City nonetheless still dominates the State's economy through its international importance in economic sectors such as advertising, finance, and banking. Any major changes to the financial conditions of New York City would ultimately have an effect on the State.

     Yields on New York municipal securities depend on a variety of factors, including: the general conditions of the short-term municipal note market and the municipal bond market; the size of the particular offering; the maturity of the obligations; and the rating of the issue. Further, any adverse economic conditions or developments affecting the State, counties, municipalities or City of New York could impact New York Municipal Bond Fund or New York Tax Free Money Market Fund's portfolio. The ability of these Funds to achieve their investment goals also depends on the continuing ability of the issuers of New York municipal securities and participation interest, or the guarantors of either, to meet their obligations for the payment of interest and principal when due.

     Additionally, the tragic events of September 11, 2001 may have adverse short-term or long-term economic effects on New York City.


PENNSYLVANIA INVESTMENT RISKS

     Pennsylvania Municipal Bond Fund and Pennsylvania Tax Free Money Market Fund emphasize investments in Pennsylvania and are more subject to events that may adversely affect Pennsylvania issuers.

     Pennsylvania's economy historically has been dependent upon heavy industry, but has diversified recently into various services, particularly into medical and health services, education and financial services. Agricultural industries continue to be an important part of the economy, including not only the production of diversified food and livestock products, but substantial economic activity in agribusiness and food-related industries. Service industries currently employ the greatest share of nonagricultural workers, followed by the categories of trade and manufacturing. Future economic difficulties in any of these industries could have an adverse impact on the finances of the Commonwealth or its municipalities, and could adversely affect the market value of the Pennsylvania Exempt Securities in the Pennsylvania Municipal Bond Fund or the ability of the respective obligors to make payments of interest and principal due on such Securities.



RISKS OF FOREIGN INVESTING

     Foreign securities pose additional risks because foreign economic or political conditions may be less favorable than those of the United States. Securities in foreign markets may also be subject to taxation policies that reduce returns for U.S. investors.

     Foreign companies may not provide information (including financial statements) as frequently or to as great an extent as companies in the United States. Foreign companies may also receive less coverage than United States companies by market analysts and the financial press. In addition, foreign countries may lack uniform accounting, auditing and financial reporting standards or regulatory requirements comparable to those applicable to U.S. companies. These factors may prevent International Equity Fund and Small Cap Growth Fund and its Adviser and sub-adviser from obtaining information concerning foreign companies that is as frequent, extensive and reliable as the information available concerning companies in the United States.

     Foreign countries may have restrictions on foreign ownership of securities or may impose exchange controls, capital flow restrictions or repatriation restrictions which could adversely affect the liquidity of a Fund's investments.


CURRENCY RISKS

     Exchange rates for currencies fluctuate daily. The combination of currency risk and market risk tends to make securities traded in foreign markets more volatile than securities traded exclusively in the U.S.

     The Adviser attempts to manage currency risk by limiting the amount International Equity Fund invests in securities denominated in a particular currency. However, diversification will not protect the Fund against a general increase in the value of the U.S. dollar relative to other currencies.


SOCIAL INVESTMENT RISK

     Social Balanced Fund's social screens could cause them to underperform similar funds that do not have social policies. Among the reasons for this is that stocks that do not meet the social criteria could outperform those that do.

     In  addition,   Social  Balanced  Fund's   management  may  forego  certain
investments for social reasons when it would otherwise be advantageous to make the investment.


TRACKING ERROR RISK

     Factors such as fund expenses, imperfect correlation between the fund's investments and those of its benchmarks, rounding of share prices, changes to the benchmark, regulatory policies, and leverage may affect its ability to achieve perfect correlation. The magnitude of any tracking error may be affected by a higher portfolio turnover rate. Because an index is just a composite of the prices of the securities it represents rather than an actual portfolio of those securities, an index will have no expenses. As a result, Equity Index Fund, which will have expenses such as custody, management fees and other operational costs, and brokerage expenses, may not achieve its investment objective of accurately correlating to an index.


ASSET ALLOCATION RISK

     Social Balanced Fund and Balanced Fund are subject to the risk that the Adviser's asset allocation decisions between equity securities, on the one hand, and fixed income securities, on the other hand, will not anticipate market trends successfully. For example, investing too heavily in common stocks during a stock market decline may result in a failure to preserve capital. Conversely, investing too heavily in fixed income securities during a period of stock market appreciation may result in lower total returns.


what do shares cost?

     You can purchase, redeem or exchange Shares any day the New York Stock Exchange (NYSE) is open. Purchases and redemptions by wire will not be available on days the Federal Reserve wire system is closed. All of the Funds offered by this prospectus offer Institutional I Shares. Money Market Fund, Tax Free Money Market Fund, Pennsylvania Tax Free Money Market Fund, U.S. Government Money Market Fund and U.S. Treasury Money Market Fund also offer Institutional II Shares. When the Funds receive your transaction request in proper form (as described in this prospectus), it is processed at the next calculated net asset value (NAV). The Funds do not charge a front-end sales charge. Each Money Market Fund attempts to stabilize the NAV of its Shares at $1.00 by valuing its portfolio securities using the amortized cost method. The Money Market Funds cannot guarantee that their NAV will always remain at $1.00 per Share.

     The value of Shares of the Equity, Balanced and Income Funds is generally determined based upon the market value of portfolio securities. However, in all cases, the Funds' Board may determine in good faith that another method of valuing investments is necessary to appraise their fair market value. If an Equity Fund owns foreign securities that trade in foreign markets on days the NYSE is closed, the value of a Fund's assets may change on days you cannot purchase, redeem or exchange Shares.



     NAV for the Equity, Balanced and Income Funds is determined at the end of regular trading (normally 4:00 p.m. Eastern time) each day the NYSE is open. NAV for Money Market Fund, U.S. Government Money Market Fund and U.S. Treasury Money Market Fund ("Taxable Money Market Funds") is determined twice daily at 3:00 p.m. (Eastern time) and at the end of regular trading (normally 4:00 p.m. Eastern time) each day the NYSE is open. NAV for Tax Free Money Market Fund, Pennsylvania Tax Free Money Market Fund and New York Tax Free Money Market Fund ("Tax Free Money Market Funds") is determined twice daily at 11:00 a.m. (Eastern time) and at the end of regular trading (normally 4:00 p.m. Eastern time) each day the NYSE is open. The Equity and Balanced Funds generally value equity securities according to the last sale price in the market in which they are primarily traded (either a national securities exchange or the over-the-counter
(OTC) market). The Funds generally value fixed income securities according to the mean between bid and asked prices as furnished by an independent pricing service, except that fixed income securities with remaining maturities of less than 60 days at time of purchase may be valued at amortized cost. For International Equity Fund, futures contracts and options are generally valued at market values established by the exchanges on which they are traded at the close of trading on such exchanges. Options traded in the OTC market are generally valued according to the mean between the last bid and the last asked price for the option as provided by an investment dealer or other financial institution that deals in the option.



     The minimum initial investment for the Institutional I Share class is $100,000. The required minimum subsequent investment amount is $150,000 within six months.

     The minimum initial investment for the Institutional II Share class is $1 million.

The minimum investment for Social Balanced Fund is $50,000.

     The minimum initial and subsequent investment amounts may be waived or lowered from time to time. An institutional investor's minimum investment will be calculated by combining all accounts it maintains with the Funds.


how are the funds sold?

     The Trust offers seven classes of Shares: Class A Shares, Class B Shares, Class C Shares, Class S Shares, Institutional Shares, Institutional I Shares and Institutional II Shares. Each class represents interests in a single portfolio of securities. Each Equity Fund, Balanced Fund and each Fixed Income Fund offers Class A Shares, Class B Shares and Institutional I Shares and, in addition, Small Cap Growth Fund offers Class C Shares. Social Balanced Fund offers only Institutional I Shares. Each Money Market Fund offers Class A Shares and Institutional I Shares and, in addition, Money Market Fund offers Class B Shares, Class S Shares, Institutional Shares and Institutional I Shares; Tax Free Money Market Fund, Pennsylvania Tax Free Money Market Fund and U.S. Government Money Market Fund offer Institutional II Shares; and U.S. Treasury Money Market Fund offers Class A Shares, Class S Shares and Institutional II Shares.

     This prospectus relates only to Institutional I Shares and Institutional II Shares. All Share classes have different sales charges and other expenses, which affect their performance. Contact your investment professional or call Mutual Fund Services at (800) 836-2211 for more information concerning Class A Shares, Class B Shares, Class C Shares, Class S Shares and Institutional Shares.

     The Fund's Distributor markets the Shares described in this prospectus to corporations, institutions or other entities investing for their own (including as a fiduciary) or their individual customers' accounts, directly or through an investment professional that has an agreement with the Distributor (Authorized Dealer).

     When the Distributor receives marketing fees it may pay some or all of them to investment professionals. The Distributor and its affiliates may pay out of their assets other amounts (including items of material value) to investment professionals for marketing and servicing Shares. The Distributor is a subsidiary of Federated Investors, Inc. (Federated).


RULE 12B-1 PLANS (Institutional II Shares Only)

     The Funds have adopted a Rule 12b-1 Plan on behalf of Institutional II Shares, which allows it to pay marketing fees to the Distributor for the sale and distribution of each Fund's Shares. The Distributor may voluntarily waive or reduce its fees. Because these Shares may pay marketing fees on an ongoing basis, your investment cost may be higher over time than other shares with different sales charges and marketing fees.


SHAREHOLDER SERVICES PLANS (Institutional I Shares Only)

     The Funds have adopted a Shareholder Services Plan on behalf of Institutional I Shares, which is administered by Federated Services Company. M&T Securities, Inc. (M&T Securities) acts as shareholder servicing agent for the Funds, providing shareholder assistance, communicating or facilitating purchases and redemptions of Shares, and distributing prospectuses and other information.


how to purchase shares


PLACING YOUR ORDER

     You may purchase Shares through M&T Bank, M&T Securities or through an Authorized Dealer at the NAV next determined after the purchase order is received plus any applicable sales charge.

     Where a Fund offers more than one Share class and you do not specify the class choice on your form of payment, you automatically will receive Class A Shares.

     The Funds reserve the right to reject any purchase request. This includes, for example, a request from any individual or group who, in a Fund's view, is likely to engage in excessive trading (usually defined as more than four transactions out of a Fund within a calendar year).

The Funds do not issue share certificates.


Through M&T Bank

     To purchase Shares through M&T Bank, contact an account representative at M&T Bank or affiliates of M&T Bank which make Shares available, or Mutual Fund Services at (800) 836-2211.


Through M&T Securities, Inc.

     To purchase Shares through a representative of M&T Securities call (800) 724-5445.


Through an Authorized Dealer

     Contact your Authorized Dealer for specific instructions on how to purchase Shares.


PAYMENT METHODS

     Payment may be made by check, federal funds wire or Automated Clearing House (ACH).



Payment By Check

     To purchase Shares of a Fund for the first time by mail using a check as payment, complete and sign an account application form and mail it, together with a check payable to (Name of the Fund and Class of Shares) to:

    VISION Group of Funds
    P.O. Box 4556
    Buffalo, New York 14240-4556

     Current shareholders can purchase Shares by mail by sending a check to the same address. Orders by mail are considered received after payment by check has been converted into federal funds. This is normally the next business day after the check is received.

     The Funds will no longer accept cash, money orders, credit cards, travelers checks, counter checks, or non-government third party checks (checks, other than government checks, made payable to a third party and endorsed over to VISION). Government checks (such as IRS rebate checks) that are made payable to you may continue to be endorsed over to your VISION Fund account or accounts you open (such as an Education IRA you open for your child or grandchild).

     Shares of the Money Market Funds purchased by check begin earning dividends on the day after the check is converted into federal funds.


Payment By Wire

     You may purchase Shares by Federal Reserve wire, whereby your bank sends money to the Funds' custodian bank through the Federal Reserve wire system. Wire orders will only be accepted on days on which the Funds, M&T Bank, and the Federal Reserve wire system are open for business. Some financial institutions may charge a fee for wire services.



o Taxable Money Market Funds-If you place your order before 3:00 p.m. (Eastern time) and if payment by federal funds is received by the Fund by 3:00 p.m. (Eastern time), you will begin earning dividends that day; otherwise, you will begin earning dividends the next business day.

o Tax Free Money Market Funds-If you place your order before 11:00 a.m. (Eastern time) and if payment by federal funds is received by the Fund by 3:00 p.m. (Eastern time), you will begin earning dividends that day; otherwise, you will begin earning dividends the next business day.

o Equity, Balanced and Income Funds-If you place your order before the close of regular trading, normally 4:00 p.m. (Eastern time), you will receive that closing day's NAV, provided that your payment by federal funds is received the next business day.


Payment By ACH

     You may purchase Shares by transferring money via ACH from your checking or NOW deposit account to your Fund account. With respect to the Money Market Funds, if you place your order by 3:00 p.m. (Eastern time), you will receive that day's closing NAV. Since ACH transfers are processed overnight, you will not begin earning dividends on purchases of the Money Market Funds until the next business day.


CUSTOMER AGREEMENTS

     Shareholders normally purchase Shares through different types of customer accounts at M&T Bank and its affiliates. You should read this prospectus together with any agreements between you and the M&T Bank to learn about the services provided, the fees charged for those services, and any restrictions and limitations imposed.


SYSTEMATIC INVESTMENT PROGRAM

     Once you have opened a Fund account, you can add to your investment on a regular basis in amounts of $1000 or more through automatic deductions from your checking or NOW deposit account. The money may be withdrawn and periodically invested in Fund Shares at the next NAV calculated after your order is received plus any applicable sales charge. To sign up for this program, please call Mutual Fund Services for an application.



THROUGH AN EXCHANGE

     You may purchase Shares of a Fund through an exchange from the same Share class of another VISION Fund. You must meet the minimum initial investment requirement for purchasing Shares and both accounts must have identical registrations.


RETIREMENT INVESTMENTS

     Shares of the Funds can be purchased as an investment for retirement plans or IRA accounts. You may be subject to an annual IRA account fee. Each Tax Free Money Market Fund , and Maryland Municipal Bond Fund, Pennsylvania Municipal Bond Fund and New York Municipal Bond Fund are generally not appropriate for retirement plans or IRA accounts. For further details, contact the Funds and consult a tax adviser.



how to REDEEM shares

     Each Fund redeems Shares at its NAV next determined after the Fund receives the redemption request in proper form, subject to daily cut-off times. Shares may be redeemed by telephone or by mail.

     You should note that there may be different cut-off times, depending upon the method of payment you choose (see "Redemption Payment Options" below).


REDEMPTION ORDER METHODS

By Telephone

     To redeem Shares by telephone, call Mutual Fund Services at (800) 836-2211, your M&T Securities representative, or your Authorized Dealer. The proceeds will be sent via check, Federal Reserve wire or ACH to your designated bank account.

     You are automatically eligible to make telephone redemptions unless you check the box on your new account application form to decline the privilege. It is recommended that you provide the necessary information for the telephone redemption option on your initial application. If you do not do this and later wish to take advantage of the telephone redemption privilege, you may call Mutual Fund Services for authorization forms.

     The Funds reserve the right to modify or terminate the telephone redemption privilege at any time. Shareholders will be notified prior to any modification or termination. Your telephone instructions may be electronically recorded for your protection. Shareholders who accept the telephone instructions may be electronically recorded for your protection. Shareholders who accept the telephone redemption service authorize the Trust and its agents to act upon their telephonic instructions to redeem Shares from any account for which they have authorized such services. Redeeming Fund Shares over the telephone is extremely convenient, but not without risk. Although the Fund has created certain safeguards and procedures to confirm the identity of callers and the authenticity of instructions, the Fund is not responsible for any losses or costs incurred by following telephone instructions we reasonably believe to be genuine. If you or your financial intermediary transact with the Fund over the telephone, you will generally bear the risk of any loss.


By Mail
You may redeem Shares by sending your written request to:

   VISION Group of Funds
   P.O. Box 4556
   Buffalo, New York 14240-4556

     Your written request must include your name, the Fund's name and Share class, your account number, and the number of shares or dollar amount you wish to redeem. Please call Mutual Fund Services at (800) 836-2211 for specific instructions before redeeming by mail.



REDEMPTION PAYMENT OPTIONS
You may receive your redemption proceeds by wire, by ACH transfer, or by check.


By Wire

o Money Market Funds-If you call before 3:00 p.m. (Eastern time), proceeds of a wire order will be wired that same day to your M&T Bank account or other designated bank account of a bank that is a member of the Federal Reserve System. If you request a same-day wire redemption, you will not receive dividends for that day. Orders received after 3:00 p.m. (Eastern time) will receive dividends for that day and will be processed at the NAV next determined following receipt of the request in proper form. Wire transfers of proceeds from redemptions can only be made on days on which the Federal Reserve wire system, M&T Bank, and the Funds are open for business.

o Equity, Balanced and Income Funds-To receive payment of redemption proceeds by wire, call before the close of regular trading, normally 4:00 p.m. (Eastern time), to receive that day's closing NAV. Proceeds of a wire order will be wired the next day to your M&T Bank account or other designated bank account of a bank that is a member of the Federal Reserve System. Wire transfers of proceeds from redemptions can only be made on days on which the Federal Reserve wire system, M&T Bank, and the Funds are open for business.

o    Certain financial institutions may charge a fee for wire transfers.

By ACH

     You may have redemption proceeds sent directly to your checking or NOW deposit account via ACH transfer from the Fund. If you place your order by 3:00 p.m. (Eastern time), you will receive that day's closing NAV. Since ACH transfers are processed overnight, you will not receive redemption proceeds until the second business day.


By Check

     Normally, a check for the proceeds is mailed within one business day after your redemption order is received, but in no event more than seven business days, after receipt of a proper redemption request.


ADDITIONAL CONDITIONS

Signature Guarantees
You must have a signature guarantee on written redemption requests:

o    when you are requesting a redemption of $50,000 or more;

o when you want a redemption to be sent to an address other than the one you have on record with the Fund; or

o when you want the redemption payable to someone other than the shareholder of record.

     Your signature can be guaranteed by any federally insured financial institution (such as a bank or credit union) or a broker/dealer that is a domestic stock exchange member, but not by a notary public.


Limitations on Redemption Proceeds

     Redemption proceeds are normally transmitted within one business day (or sooner, as described under "Redemption Payment Options") after receiving a request in proper form. However, payment may be delayed up to seven days:

o     to allow your purchase payment to clear;
o     during periods of market volatility; or
o when a shareholder's trade activity or amount adversely impacts a Fund's ability to manage its assets.

SYSTEMATIC WITHDRAWAL PROGRAM

     You may automatically redeem Shares in a minimum amount of $50 on a regular basis. Your account must be worth at least $10,000 at the time the program is established. This program may reduce, and eventually deplete, your account. Payments should not be considered yield or income. For more information and an application form for this program call Mutual Fund Services at (800) 836-2211.

ONLINE TRANSACTIONS

     Shareholders of the Money Market Funds can purchase, redeem or exchange Shares on-line by signing up for the M&T Online Trading Service. For more information, contact Mutual Fund Services at (800)-836-2211.


REDEMPTION IN KIND

     Although the Funds intend to pay Share redemptions in cash, each Fund reserves the right to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.


REDEMPTION FROM RETIREMENT ACCOUNTS

     In the absence of your specific instructions, 10% of the value of your redemption from a retirement account in a Fund may be withheld for taxes. This withholding only applies to certain types of retirement accounts.


how to exchange shares

     You may exchange Shares of a Fund for the same Share class of another VISION Fund or certain other funds distributed by Federated Securities Corp. at the NAV next determined after the Fund receives the exchange request in proper form, plus any applicable sales charges. In order to exchange Shares you must:

o meet the minimum initial investment requirements (if the exchange results in the establishment of a new account);
o establish an account in the Fund you want to acquire if you do not have an account in that Fund;
o     ensure that the account registrations are identical;
o     receive a prospectus for the Fund into which you wish to exchange; and
o only exchange into a Fund that may be legally sold in your state of residence.

     An exchange is treated as a redemption and subsequent purchase and is a taxable transaction.

     For additional information about the exchange privilege, call Mutual Fund Services at (800) 836-2211.


EXCHANGING SHARES BY TELEPHONE

You may exchange Shares between Funds by calling Mutual Fund Services at (800) 836-2211.


Money Market Funds

     Your telephone instructions must be received by M&T Bank by 3:00 p.m. (Eastern time) and transmitted to Federated Shareholder Services Company by 4:00 p.m. (Eastern time) for Shares to be exchanged that same day.



Equity, Balanced and Income Funds

     Exchange instructions must be received by Mutual Fund Services and transmitted to Federated Shareholder Services Company by the close of regular trading, normally 4:00 p.m. (Eastern time), for Shares to be exchanged that same day.

     You will not receive a dividend from the Fund into which you are exchanging on the date of the exchange.

     You will automatically be eligible for telephone exchanges, unless you check the box on the new account application form to decline this privilege. It is recommended that you provide the necessary information for the telephone exchange option on your initial application. If you do not do this and later wish to take advantage of the privilege, you may call Mutual Fund Services for authorization forms.

     Shareholders who accept the telephone exchange service authorize the Trust and its agents to act upon their telephonic instructions to exchange Shares from any account for which they have authorized such services. Exchanging Fund Shares over the telephone is extremely convenient, but not without risk. Although the Fund has created certain safeguards and procedures to confirm the identity of callers and the authenticity of instructions, the Fund is not responsible for any losses or costs incurred by following telephone instructions we reasonably believe to be genuine. If you or your financial intermediary transact with the Fund over the telephone, you will generally bear the risk of any loss.


EXCHANGING SHARES BY MAIL
You may exchange Shares by mail by sending your written request to:

   VISION Group of Funds
   P.O. Box 4556
   Buffalo, New York 14240-4556

     All written requests must include your name, the Fund's name and Share class, your account number, and the number of shares or dollar amount you wish to exchange and the name of the Fund into which the exchange is to be made.

SYSTEMATIC TRANSFER/EXCHANGE PLAN (STEP)

     You may exchange Shares from one Fund into another Fund on a monthly, quarterly or annual basis. Exchanges must be at least $25 and are subject to limitations and any applicable sales charges as described above. For more information and an application form for the Systematic Transfer/Exchange Plan, call Mutual Fund Services at (800) 836-2211.


ACCOUNT AND SHARE INFORMATION
-------------------------------------------------------------------------------


CORPORATE RESOLUTIONS

     Corporations, trusts and institutional organizations may be required to furnish evidence of the authority of persons designated on the account application to effect transaction on behalf of the organization.


CONFIRMATIONS AND ACCOUNT STATEMENTS

     Except with respect to the Money Market Funds, you will receive confirmation of purchases, redemptions and exchanges (except systematic transactions). Shareholders of all Funds will receive periodic statements reporting all account activity, including systematic transactions, dividends and capital gains paid.


DIVIDENDS AND CAPITAL GAINS

                                                                  DIVIDENDS DECLARED/
FUND                                                              DIVIDENDS PAID
International  Equity  Fund,  Small Cap  Growth  Fund,            Annually/Annually
Multi Cap Growth Fund
Small Cap Stock  Fund,  Mid Cap Growth  Fund,  Mid Cap            Quarterly/Quarterly
Stock  Fund,  Large Cap Growth  Fund,  Large Cap Stock
Fund,  Equity Index Fund, Large Cap Value Fund, Social
Balanced Fund, Balanced Fund
Equity Income Fund                                                Monthly/Monthly
Intermediate-Term  Bond Fund, Income Fund,  Short-Term            Daily/Monthly
Corporate  Bond Fund,  Maryland  Municipal  Bond Fund,
Pennsylvania  Municipal  Bond Fund, New York Municipal
Bond Fund, U.S.  Government Bond Fund,  Short Duration
Government Bond Fund, Money Market Fund,  Pennsylvania
Tax Free Money  Market  Fund,  Tax Free  Money  Market
Fund,  New York  Tax  Free  Money  Market  Fund,  U.S.
Government  Money Market  Fund,  U.S.  Treasury  Money
Market Fund


     Only shareholders of a Fund on the record date are entitled to receive payments of dividends and/or capital gains.

     The Money Market Funds do not expect to realize any capital gains or losses If capital gains or losses were to occur, they could result in an increase or decrease in dividends.

     In addition, each Fund intends to pay any capital gains at least annually. Your dividends and capital gains distributions will be automatically reinvested in additional Shares without a sales charge, unless you elect cash payments.

     If you purchase Shares just before a Fund declares a dividend (other than a Fund that declares dividends daily) or capital gain distribution, you will pay the full price for the Shares and then receive a portion of the price back in the form of a distribution, whether or not you reinvest the distribution in Shares. Therefore, you should consider the tax implications of purchasing Shares shortly before a Fund declares a dividend or capital gain.

ACCOUNTS WITH LOW BALANCES

     Due  to  the  high  cost  of   maintaining   accounts  with  low  balances,
non-retirement accounts may be closed if redemptions or exchanges cause the account balance to fall below $250. Before an account is closed, you will be notified and allowed 30 days to purchase additional Shares to meet the minimum account balance required.

TAX INFORMATION

     The Funds send you an annual statement of your account activity to assist you in completing your federal, state and local tax returns. Fund distributions of dividends and capital gains are taxable to you whether paid in cash or reinvested in a Fund. Tax information will be mailed to you on or before January 31 each year. Capital gains distributions are taxable at different rates depending upon the length of time a Fund holds its assets.


The Funds' distributions are expected to be as follows:



FUND                                          DISTRIBUTIONS ARE EXPECTED TO BE PRIMARILY:
International  Equity Fund,  Small            Capital Gains
Cap Growth  Fund,  Small Cap Stock
Fund,  Mid Cap  Growth  Fund,  Mid
Cap Stock  Fund,  Multi Cap Growth
Fund,   Large  Cap  Growth   Fund,
Large  Cap  Stock   Fund,   Equity
Index Fund
Large  Cap  Value   Fund,   Equity            Dividends and Capital Gains
Income   Fund,   Social   Balanced
Fund, Balanced Fund
Intermediate-Term    Bond    Fund,            Dividends
Income Fund,  Short-Term Corporate
Bond  Fund,   Maryland   Municipal
Bond Fund,  Pennsylvania Municipal
Bond  Fund,   New  York  Municipal
Bond Fund,  U.S.  Government  Bond
Fund,  Short  Duration  Government
Bond  Fund,   Money  Market  Fund,
Pennsylvania    Tax   Free   Money
Market   Fund,   Tax  Free   Money
Market  Fund,  New  York  Tax Free
Money    Market     Fund,     U.S.
Government   Money   Market  Fund,
U.S. Treasury Money Market Fund


     It is anticipated that distributions for Maryland Municipal Bond Fund, New York Municipal Bond Fund, New York Tax Free Money Market Fund, Pennsylvania Municipal Bond Fund, Pennsylvania Tax Free Money Market Fund and Tax Free Money Market Fund will be primarily dividends that are exempt from federal income tax, although a portion of each Fund's dividends may not be exempt. Dividends may be subject to state and local taxes, although each of these Fund's dividends will be exempt from Maryland, New York or Pennsylvania state personal income tax to the extent that they are derived from interest on obligations exempt from Maryland, New York or Pennsylvania personal income taxes, respectively.

     Redemptions and exchanges are taxable sales. Capital gains and non-exempt dividends are taxable whether paid in cash or reinvested in the Fund. Please consult your tax adviser regarding your federal, state and local tax liability.


who manages the funds?
------------------------------------------------------------------------------

     The Board of Trustees (the Board) governs the Funds. The Board selects and oversees the Adviser, M&T Asset Management, a department of M&T Bank. The Adviser manages each Fund's assets, including buying and selling portfolio securities. The Adviser's address is One M&T Plaza, Buffalo, New York 14240. The Adviser is the principal banking subsidiary of M&T Bank, a regional bank holding company in existence since 1969. M&T Bank was founded in 1856 and provides comprehensive banking and financial services to individuals, governmental entities and businesses throughout New York State and Pennsylvania, and parts of Maryland and West Virginia. As of December 31, 2002, M&T Bank had over $8.4 billion in assets under management. M&T Bank has served as investment adviser to the Funds since 1988. As of December 31, 2002, M&T Bank managed $2.7 billion in net assets of money market funds and $1.0 billion in net assets of fluctuating mutual funds. On April 1, 2003, M&T Bank acquired Allfirst, parent of AIA, adviser to the ARK Funds, and as a result, AIA is now a wholly-owned subsidiary of M&T Bank. As part of its regular banking operations, M&T Bank may make loans to public companies. Thus, it may be possible, from time to time, for the Funds to hold or acquire the securities of issuers which are also lending clients of M&T Bank. The lending relationship will not be a factor in the selection of securities.

     For its services under an Advisory Contract, the Adviser receives an annual Advisory Fee from each Fund, equal to a percentage of each Fund's average daily net assets as follows:

                    FUND                         ADVISORY
                                                 FEE
                    International                1.00%
                    Equity Fund
                    Small Cap  Growth            0.85%
                    Fund
                    Small  Cap  Stock            0.85%
                    Fund
                    Mid  Cap   Growth            0.85%
                    Fund
                    Mid   Cap   Stock            0.85%
                    Fund
                    Multi Cap  Growth            0.70%
                    Fund
                    Large Cap  Growth            0.85%
                    Fund
                    Large  Cap  Stock            0.85%
                    Fund
                    Equity Index Fund            0.20%
                    Large  Cap  Value            0.70%
                    Fund
                    Equity     Income            0.70%
                    Fund
                    Social   Balanced            0.70%
                    Fund
                    Balanced Fund                0.65%
                    Intermediate-Term            0.70%
                    Bond Fund
                    Income Fund                  0.60%
                    Short-Term                   0.70%
                    Corporate    Bond
                    Fund
                    Maryland                     0.70%
                    Municipal    Bond
                    Fund
                    Pennsylvania                 0.70%
                    Municipal    Bond
                    Fund
                    New          York            0.70%
                    Municipal    Bond
                    Fund
                    U.S.   Government            0.70%
                    Bond Fund
                    Short    Duration            0.60%
                    Government   Bond
                    Fund
                    Money Market Fund            0.50%
                    Tax  Free   Money            0.50%
                    Market Fund
                    Pennsylvania  Tax            0.50%
                    Free        Money
                    Market Fund
                    New    York   Tax            0.50%
                    Free        Money
                    Market Fund
                    U.S.   Government            0.50%
                    Money Market Fund
                    U.S.     Treasury            0.50%
                    Money Market Fund

------------------------------------------------------------------------------

     The Adviser may voluntarily waive a portion of its fee or reimburse a Fund for certain operating expenses.



     In addition to the investment management services provided by the Adviser, the Adviser's affiliate M&T Securities, Inc. also provides administrative services to the Funds and is entitled to receive a maximum fee of 0.04% of the Funds' average daily net assets for such administrative services. M&T Securities, Inc. and its affiliates also may receive up to 0.25% of the Funds' average daily net assets for shareholder services and up to 0.25% of average daily net assets of the Funds' shares for distribution services provided to the Funds.



SUB-ADVISERS

     The Adviser has entered into a Sub-Advisory Agreement with UBS, which sub-advises International Equity Fund. UBS is a wholly-owned subsidiary of UBS AG. UBS was organized in 1989 and was acquired by Swiss Bank Corporation, a predecessor company of UBS AG. As of December 31, 2002, UBS manages approximately $403 billion in assets. Subject to the supervision of the Adviser and the Board and in accordance with the investment objective and restrictions of International Equity Fund, UBS manages International Equity Fund, makes decisions with respect to and places orders for all purchases and sales of its portfolio securities, and maintains the records relating to such purchases and sales. For its services, UBS receives a fee based upon a percentage of the International Equity Fund's average daily net assets, which is paid by the Adviser and not by the Fund.

     The Adviser has entered into a Sub-Advisory Agreement with LSV, which sub-advises the value equity portion of the Small Cap Stock Fund. LSV is an active quantitative value equity money manager. As of December 31, 2002, LSV oversees approximately $9.68 billion of client assets in a broad range of investment styles for retirement plans, endowments and foundations, corporations, public funds and mutual fund sponsors. Subject to the supervision of the Adviser and the Board and in accordance with the investment objective and restrictions of the Fund, LSV manages the value equity portion of Small Cap Stock Fund, makes decisions with respect to and places orders for all purchases and sales of its portfolio securities, and maintains the Fund's records relating to such purchases and sales. For its services, LSV receives a fee based upon a percentage of the Small Cap Stock Fund's average daily net assets, which is paid by the Adviser and not by the Fund.

     The Adviser has entered into a Sub-Advisory Agreement with Mazama, which sub-advises the growth equity portion of Small Cap Stock Fund. Mazama focuses solely on small cap investing and has managed small cap portfolios since 1993. As of December 31, 2002, Mazama oversees approximately $1.44 billion of client assets in institutional accounts for corporations, public funds and mutual fund sponsors. Subject to the supervision of the Adviser and the Board and in accordance with the investment objective and restrictions of the Fund, Mazama manages the growth equity portion of Small Cap Stock Fund, makes decisions with respect to and places orders for all purchases and sales of its portfolio securities, and maintains the Fund's records relating to such purchases and sales. For its services, Mazama receives a fee based upon a percentage of the Small Cap Stock Fund's average daily net assets, which is paid by the Adviser and not by the Fund.

     The Adviser has entered into a Sub-Advisory Agreement with Independence, which sub-advises Mid Cap Stock Fund. Independence has complete discretion to manage portfolio securities of the Fund, subject to the Fund's investment objective, policies and limitations. Independence is a registered investment adviser founded in 1982 and a subsidiary of John Hancock Financial. As of December 31, 2002, Independence and its subsidiaries manage approximately $18.9 billion in assets. For its services, Independence receives a fee based upon a percentage of the Mid Cap Stock Fund's average daily net assets, which is paid by the Adviser and not by the Fund.

     The Adviser has entered into a Sub-Advisory Agreement with Montag & Caldwell, which sub-advises Large Cap Growth Fund. Montag & Caldwell has complete discretion to manage portfolio securities of the Fund, subject to the Fund's investment objective, policies and limitations and subject to supervision of and oversight by the Adviser and the Fund's Board. Montag & Caldwell and its predecessors have been engaged in the business of providing investment counseling to individuals and institutions since 1945. Total assets under management for all clients (including two other mutual funds) were approximately $24 billion as of December 31, 2002. For its services, Montag & Caldwell receives a fee based upon a percentage of the Large Cap Growth Fund's average daily net assets, which is paid by the Adviser and not by the Fund.

     The Adviser has entered into a Sub-Advisory Agreement with Federated Investment Management Company (FIMCO), which sub-advises New York Tax Free Money Market Fund. FIMCO has complete discretion to manage portfolio securities of the Fund, subject to the Fund's investment objective, policies and limitations. FIMCO is a registered investment adviser and a subsidiary of Federated. FIMCO and other subsidiaries of Federated advise approximately 138 mutual funds and a variety of separate accounts, which totaled approximately $195 billion in assets as of December 31, 2002. For its services FIMCO receives a fee based upon a percentage of the New York Tax Free Money Market's average daily net assets, which is paid by the Adviser and not by the Fund.

     The Adviser (subject to the approval of the Board) may select and replace sub-advisers and amend Sub-Advisory agreements between the Adviser and the sub-advisers without obtaining shareholder approval. Accordingly, the Adviser may (subject to Board approval) appoint and replace sub-advisers and amend Sub-Advisory agreements without obtaining shareholder approval. The foregoing applies to all Funds except VISION Money Market Fund.

PORTFOLIO MANAGERS

     It is currently expected that the portfolio managers of each VISION Fund, upon consummation of the Reorganization, shall be as follows, although the Adviser will conduct an ongoing review of the Funds and their portfolio managers both prior to and following consummation of the Reorganization, and will make any changes that are deemed necessary or desirable.

     UBS's  Global  Equity  Committee  will be  responsible  for the  day-to-day
management  of   International   Equity  Fund  and  currently   manages   VISION
International Equity Fund.



     Thomas D. DeHudy will be a co-portfolio manager of Small Cap Growth Fund and Multi Cap Growth Fund and is currently a co-portfolio manager of ARK Capital Growth Portfolio. Mr. DeHudy has been a Principal of AIA since 2001. Mr. DeHudy is also an equity analyst and provides research coverage for the technology sector and selected consumer cyclical areas. He was an analyst with Lord, Abbett & Co. from 1999 until he joined AIA. Prior to that, he was a portfolio manager and analyst with Howard Hughes Medical Institute, which he joined in 1989. Mr. DeHudy has more than 20 years of experience in investment research. He is a Chartered Financial Analyst and earned his M.P.P. from the University of Michigan.

     H. Giles Knight will be a co-portfolio manager of Small Cap Growth Fund and is currently a co-portfolio manager of ARK Small Cap Equity Portfolio. He has been a Principal of AIA and Portfolio Manager since 1996 and a Senior Vice President of Allfirst since 1995. Mr. Knight has more than 30 years of experience in the investment industry. He earned his B.A. from Dartmouth College and his M.B.A. from Bernard Baruch School of Business, City College of New York.



     The value equity portion of Small Cap Stock Fund will be managed by LSV's team of portfolio managers, who are supported by specialized fundamental, quantitative and technical analysts. The role of the portfolio management team includes quantitative modeling, research, performance measurement and attribution analysis, benchmarking, optimization and programming. The team conducts ongoing research relating to management of the value equity portion of the Fund. LSV's team of portfolio managers currently manages the value equity portion of VISION Small Cap Growth Fund.

     The  growth  equity  portion  of Small Cap Stock  Fund will be  managed  by
Mazama's team of portfolio managers who are supported by specialized fundamental, quantitative and technical analysts. Mazama's team of portfolio managers currently manage the growth equity portion of VISION Small Cap Stock Fund.



     Mark Schultz will be a co-portfolio manager of Mid Cap Growth Fund, Small Cap Growth Fund and Multi Cap Growth Fund and is currently co-portfolio manager of VISION Large Cap Core Fund. Mr. Schultz is a Vice President and Portfolio
Manager with M&T Asset Management. He is responsible for management of equity model portfolios, with specific responsibility for the growth model. As an analyst, Mr. Schultz focuses on technology and diversified financial companies. Prior to joining M&T Asset Management in July 2001, Mr. Schultz worked as a portfolio manager with Caldwell Securities in Toronto, Canada from June 1996 to September 1999, and was engaged in the process of becoming a permanent U.S. resident from September 1999 through July 2001. He began his career with Royal Bank of Canada in country risk analysis and multinational corporate banking. Mr. Schultz holds his chartered financial analyst designation (CFA) and a doctorate in politics from the University of Oxford.



     Thomas R. Pierce will be a co-portfolio manager of Large Cap Stock Fund and Large Cap Value Fund and is currently portfolio manager of VISION Large Cap Value Fund and is co-portfolio manager of VISION Large Cap Core Fund and three other VISION Funds. Mr. Pierce is a Vice President of M&T Asset Management Department. Mr. Pierce joined M&T Bank in January 1995 from Merit Investment Advisors where he acted as Director of Fixed Income Product and Trading since 1993. For the period from 1987 to 1993, Mr. Pierce served as Fixed Income Manager at ANB Investment Management Company, where he directed the management of $3.5 billion of active and passive fixed income portfolios. Mr. Pierce is a Chartered Financial Analyst. He has a B.A. in Economics from Washington University and an M.B.A. from the University of Chicago.


     James Thorne, upon consummation of the Reorganization, will be a co-portfolio manager of Large Cap Stock Fund and Large Cap Value Fund and is currently co-portfolio manager of VISION Large Cap Core Fund. Mr. Thorne is a Vice President and Senior Portfolio Manager of M&T Asset Management Department, concentrating on equity selections as well as economic forecasting. Mr. Thorne joined M&T Bank in February 2001. From February 1994 through December 2000, he was Portfolio Manager at Caldwell Securities Investment Management. Prior to 1994, Mr. Thorne was a professor at the Schulich School of Business and at Bishop's University. Mr. Thorne received his Ph.D. in Economics in the fields of Finance and Industrial Organization from York University in June 1993.



     Clyde L. Randall II will be a co-portfolio manager of Large Cap Stock Fund, Equity Income Fund, Balanced Fund and Social Balanced Fund and is currently a co-portfolio manager of ARK Blue Chip Equity Portfolio and ARK Equity Income Portfolio. Mr. Randall has been a Principal of AIA and Portfolio Manager since 1996 and a Vice President of Allfirst since 1995. He has more than 14 years of experience in investment research and equity analysis. He earned his B.A. from the University of Vermont, and is a Chartered Financial Analyst.

     Allen J. Ashcroft, Jr. will be a co-portfolio manager of Large Cap Stock Fund, Balanced Fund and Social Balanced Fund and is currently a co-portfolio manager of ARK Blue Chip Equity Portfolio and ARK Equity Income Portfolio. He has been a Principal of AIA and Portfolio Manager since 1996 and a Vice
President of Allfirst since 1995. Mr. Ashcroft has more than 20 years of experience in investment research and equity analysis. He earned his B.A. from the University of Pittsburgh.

     J. Eric Leo will be a co-portfolio manager of Large Cap Stock Fund, Large Cap Value Fund, Balanced Fund and Social Balanced Fund and is currently a co-portfolio manager of ARK Value Equity Portfolio and heads a Portfolio Management Team that manages ARK Balanced Portfolio. Through the team approach, the firm seeks consistent implementation of process and continuity in investment management staff for ARK Balanced Portfolio. Mr. Leo has been Vice President and Senior Portfolio Manager of AIA and an officer of Allfirst since 1997. Mr. Leo has more than 30 years of experience in the investment industry. He earned his B.S. from the University of Richmond School of Business Administration.

     Barbara L. Rishel will be a co-portfolio manager of Large Cap Stock Fund, Large Cap Value Fund and Equity Income Fund and is currently a co-portfolio manager of ARK Value Equity Portfolio. Ms. Rishel has been a Principal of AIA since 2001. She is also an equity analyst. Ms. Rishel was a research analyst for The Adams Express Co. from 1997 until she joined AIA. She has more than 15 years of experience in the investment industry. She earned both her B.S. and M.B.A. from the University of Baltimore.



     David L. Watson has managed Large Cap Growth Fund since its inception in March 2000. Since 1998, Mr. Watson has been a Vice President and Senior Portfolio Manager of Montag & Caldwell, Inc. Mr. Watson has over 18 years of equity and fixed income investment management experience. He established an office for Merrill Lynch Asset Management in Atlanta in 1997 and was employed there through 1998. Prior to 1997, Mr. Watson was employed as a senior portfolio manager with Trusco Capital Management in Atlanta. Mr. Watson received his Bachelor's degree in Finance from Mississippi State University and his M.B.A. from the Goizueta Business School of Emory University. He is a Chartered Financial Analyst and member of the Atlanta Society of Financial Analysts.

     Clarence W. Woods, Jr. will be a co-portfolio manager of Equity Index Fund and is currently a co-portfolio manager of ARK Equity Index Portfolio. Mr. Woods has been a Vice President and Principal of, and Chief Equity Trader for, AIA since 1996. He heads the equity-trading unit. Mr. Woods has more than 17 years experience in the investment industry.

     Peter C. Hastings will be a co-portfolio manager of Equity Index Fund and is currently a co-portfolio manager of ARK Equity Index Portfolio. Mr. Hastings has been a Vice President of AIA since 1997. Mr. Hastings has more than 6 years of experience in the investment industry.

     Robert J.  Truesdell will be a  co-portfolio  manager of  Intermediate-Term
Bond Fund and Short Duration Government Bond Fund and has supervised the management of VISION Government Securities Fund since its inception. Mr. Truesdell also co-manages VISION Intermediate Term Bond Fund and oversees VISION Money Market Funds. Mr. Truesdell joined M&T Bank as Vice President and Fixed Income Manager in 1988. He holds an M.B.A. in Accounting from the State University of New York at Buffalo.




     Wilmer C. Stith III will be the portfolio manager of Short-Term Corporate Bond Fund, and a co-portfolio manager of Income Fund, Intermediate-Term Bond Fund and U.S. Government Bond Fund and is currently co-portfolio manager of ARK Intermediate Fixed Income Portfolio, ARK U.S. Government Bond Portfolio and ARK Income Portfolio. He has been a Vice President of AIA and Portfolio Manager since 1996. He manages separate account money market accounts, assists in the management of the money market portfolios, and is responsible for analyzing and trading various fixed income securities. Mr. Stith has more than 10 years of experience in the investment industry. He is a Chartered Financial Analyst. Mr. Stith earned his B.A. from Kenyon College and his M.B.A. from Loyola College in Maryland.

     James M. Hannan will be a co-portfolio manager of Income Fund, U.S. Government Bond Fund, Short Duration Government Bond Fund, Balanced Fund and Social Balanced Fund and is currently co-portfolio manager of ARK Income
Portfolio, ARK U.S. Government Bond Portfolio, ARK Short-Term Treasury Portfolio, ARK Balanced Portfolio, ARK U.S. Treasury Money Market Portfolio, ARK U.S. Government Money Market Portfolio, ARK Money Market Portfolio, ARK Tax-Free Money Market Portfolio and ARK Pennsylvania Tax-Free Money Market Portfolio. He is also responsible for several separately managed institutional portfolios. Mr. Hannan has been Vice President and a Portfolio Manager of AIA since 1996 and a Vice President of Allfirst since 1987. He has more than 15 years of experience in the investment industry. Mr. Hannan earned his B.S. from the University of Maryland and his M.B.A. from George Washington University.

     Colleen M. Marsh will be a co-portfolio manager of Intermediate-Term Bond Fund and Pennsylvania Municipal Bond Fund and is currently co-portfolio manager of VISION Intermediate Term Bond Fund and portfolio manager of VISION Pennsylvania Municipal Income Fund. She is Vice President and Senior Fixed Income Portfolio Manager for M&T Asset Management Department. She serves on M&T Asset Management Department's Fixed Income Committee, which is responsible for the analysis of interest rate movements, the economic outlook, portfolio strategy, and credit analysis. Prior to joining M&T Bank in October 2000, Ms. Marsh was Director of Fixed Income at Martindale Andres & Company (Martindale) in Philadelphia, a subsidiary of Keystone Financial, Inc. She was Vice President for Keystone and managed funds and portfolios in the Trust Department there since 1985. Ms. Marsh has a B.S. in Business Economics from Bloomsburg University.

     Susan L. Schnaars will be the portfolio manager of Maryland Municipal Bond Fund, and a co-portfolio manager of Pennsylvania Municipal Bond Fund and is currently the portfolio manager of ARK Maryland Tax-Free Portfolio and co-portfolio manager of ARK Pennsylvania Tax-Free Portfolio. Ms. Schnaars is also responsible for managing several large institutional accounts. She has been a Principal of AIA and Portfolio Manager since 1996 and a Vice President of Allfirst since 1992. Ms. Schnaars is a Chartered Financial Analyst and a Certified Public Accountant, and has more than 12 years of experience in the investment industry. She earned her B.S. and M.S. from Drexel University.



     Mark Tompkins will be the portfolio manager of New York Municipal Bond Fund and a co-portfolio manager of U.S. Government Bond Fund and is currently the portfolio manager of VISION New York Municipal Income Fund and VISION U.S. Government Securities Fund. He is a Senior Portfolio Manager in the M&T Asset Management Department. He is responsible for managing fixed income portfolios and the trading of fixed income securities for trust accounts. Prior to joining M&T Bank in August 1998, Mr. Tompkins spent over 4 years as a Portfolio Manager with Karpus Investment Management in Rochester, New York. At Karpus, he was responsible for managing fixed income investments for various portfolios including corporations and high net worth individuals. Mr. Tompkins holds a B.S. in Mechanical Engineering from Oakland University and an M.B.A. in Finance and Accounting from Syracuse University. He is a Chartered Financial Analyst candidate and a member of the Bond Club of Buffalo.

     FIMCO will be responsible for the day-to-day management of New York Tax Free Money Market Fund. FIMCO currently manages VISION New York Tax Free Money Market Fund.

     Independence's investment committee will be responsible for the day-to-day management of Mid Cap Stock Fund. Independence provides prudent, structured decision making from a recognized institutional money manager; a dedicated research group including both fundamental and quantitative analysts; and a goal of consistent performance and controlling risk. Independence's investment committee currently manages VISION Mid Cap Stock Fund.



FINANCIAL INFORMATION
------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

     The following financial highlights are intended to help you understand the financial performance of each Existing VISION Fund and each Accounting Survivor for the past five fiscal years, or since inception, if the life of the Existing VISION Fund or the Accounting Survivor is shorter, and for the six-month period ended October 31, 2002. Some of the information is presented on a per Share basis. Total returns represent the rate an investor would have earned (or lost) on an investment in a Fund, assuming reinvestment of all dividends and capital gains.

     VISION Intermediate Term Bond Fund, VISION Pennsylvania Municipal Bond Fund, VISION Small Cap Stock Fund and VISION International Equity Fund acquired the assets of a corresponding portfolio of the Governor Funds in a tax-free reorganization on January 8, 2001. Each Governor Fund was deemed the "accounting survivor". The following financial information incorporates the operations of these funds as portfolios of the Governor Funds prior to January 8, 2001.

     The fiscal year end information for the Existing VISION Funds has been audited by Ernst & Young, LLP, whose report, along with the Funds' audited financial statements, is included in the April 30, 2002 Annual Report of the Trust. The fiscal year end information for the ARK Funds which will be the Accounting Survivors in the Reorganization, has been audited by KPMG LLP, whose report, along with the Funds' audited financial statements, is included in the April 30, 2002 Annual Report of the ARK Funds.



Financial Highlights


                                 VISION Group of Funds
                                 Financial Highlights
      ------------------------------------------------------------------------
      (For a share outstanding throughout each period)

                                                  Net
                                               Realized
                                   Net            and
                                              Unrealized
                    Net                       Gain (Loss)
                     Asset      Investment        on               Distributions
         Year        Value,       Income      Investments   Total     from Net
                                                  and         from
         Ended                                  Foreign
                   beginning    (Operating     Currency    Investment Investment
       April 30,    of            Loss)      Transactions               Income
                    period                                 Operations
------------------------------------------------------------------------------
      International Equity Fund - Class A Shares (c)
      1999 (d)      $10.00        0.11           0.48         0.59        ---
      2000 (f)      $10.59        0.08           1.28         1.36       (0.14)
      2001 (g)(h)   $11.67        0.01(i)       (1.31)       (1.30)       ---
      2002           $9.66        0.16          (0.71)       (0.55)      (0.16)
      2002 (j)       $8.95        0.03          (1.51)       (1.48)       ---
      Small Cap Stock Fund - Class A Shares (c)
      1998 (f)      $10.24       (0.01)          1.30         1.29        ---
      1999 (f)      $11.41       (0.01)          1.00         0.99        ---
      2000 (f)      $12.02       (0.03)          1.60         1.57        ---
      2001 (g)      $11.88                      (0.64)       (0.72)       ---
      (h)                       (0.08)(i)
      2002          $10.02       0.00(k)         0.77         0.77        ---
      2002 (j)      $10.45       (0.01)         (2.17)       (2.18)       ---
      Mid Cap Stock Fund - Class A Shares (l)
      1998          $15.11        0.11           4.34         4.45       (0.09)
      1999          $16.13        0.05          (1.67)       (1.62)      (0.07)
      2000          $13.45       (0.01)          2.54         2.53       (0.02)
      2001          $15.51                       1.00         0.97         --
                                (0.03)(i)
      2002          $14.51       0.00(k)        (0.12)       (0.12)        --
      2002 (j)      $14.39       0.00(k)        (2.47)       (2.47)        --



                        Distributions
                           from Net
                           Realized
   Distributions           Gain on
    in Excess of       Investments and                     Net Asset
   Net Investment     Foreign Currency        Total        Value, end  Total
       Income           Transactions                       of period   Return(a)
                                          Distributions
-------------------------------------------------------------------------------

        ---                  ---               ---          $10.59       5.90%
        ---                (0.14)            (0.28)         $11.67      12.87%
        ---                (0.71)            (0.71)          $9.66      (11.41)%
        ---                  ---             (0.16)          $8.95      (5.60)%
        ---                  ---               ---           $7.47      (16.54)%

        ---                (0.12)            (0.12)         $11.41      12.72%
      (0.01)               (0.37)            (0.38)         $12.02       9.24%
        ---                (1.71)            (1.71)         $11.88      16.31%
        ---                (1.14)            (1.14)         $10.02      (6.57)%
        ---                (0.34)            (0.34)         $10.45       8.03%
        ---                  ---               ---           $8.27      (20.86)%

        --                 (3.34)            (3.43)         $16.13      31.40%
        --                 (0.99)            (1.06)         $13.45      (9.26)%
        --                 (0.45)            (0.47)         $15.51      19.88%
        --                 (1.97)            (1.97)         $14.51       6.51%
        --                   --                --           $14.39      (0.83)%
        --                   --                --           $11.92      (17.16)%



              Ratios to Average Net Assets
----------------------------------------------------------

                  Net                       Net
                                            Assets,
               Investment      Expense        end   Portfolio
                 Income        Waiver/      of      Turnover
                                            period
   Expenses    (Operating    Reimbursement  (000    Rate
                 Loss)           (b)        omitted)
----------------------------------------------------------

      0.98% (e) 2.80% (e)      1.86% (e)    $39,506   17%
      0.97%     0.72%          1.85%        $44,697   56%
      1.46% (e) 0.07% (e)      0.42% (e)    $34,916   73%
      1.64%     0.61%          0.15%        $45,754   61%
      1.52% (e) 0.91% (e)      0.25% (e)    $41,697   23%

      0.83%    (0.09)%         1.33%       $135,612    8%
      1.04%    (0.05)%         1.47%       $139,512   18%
      1.06%    (0.25)%         1.40%       $148,926   43%
      1.30% (e)(0.83)%(e)      0.17% (e)   $113,499   21%
      1.23%    (0.57)%         0.07%       $115,011  136%
      1.27% (e)(0.29)%(e)      0.10% (e)    $91,908   36%

      1.21%     0.65%             --       $143,404   88%
      1.20%     0.32%             --        $82,203  145%
      1.54%    (0.13)%            --       $110,651  163%
      1.39%    (0.17)%            --       $119,409  112%
      1.39%    (0.26)%         0.06%       $119,407   91%
      1.23% (e)    --          0.20% (e)    $99,863   38%







------------------------------------------------------------------------------
  (a) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.
  (b) This voluntary expense decrease is reflected in both the expense and net investment income (net operating loss) ratios shown above.

  (c) Formerly Governor International Equity Fund and Governor Aggressive Growth Fund, respectively.
  (d) Reflects operations for the period from February 9, 1999 (date of public investment) to June 30, 1999.
  (e) Computed on an annualized basis.
  (f) Reflects operations for the year ended June 30.
  (g) Reflects operations for the period from July 1, 2000 to April 30, 2001. The Funds have changed their fiscal year end from June 30 to April 30.
  (h) Effective January 8, 2001, the Funds changed their investment adviser from Martindale Andres & Company LLC to Manufactures and Traders Trust Company.
  (i) Based on average shares outstanding.
  (j) Six months ended October 31, 2002 (unaudited).
  (k) Amount represents less than $0.01 per share.
  (l) Prior to October 15, 1999, reflects operations for VISION Growth and Income Fund.


       (See Notes which are an integral part of the Financial Statements)


                     VISION Group of Funds
                     Financial Highlights
-----------------------------------------------------------
     (For a share outstanding throughout each period)



                              Net
               Net                      Net
                Asset     Investment   Realized
      Year      Value,      Income      and      Total
                                       Unrealized  from
     Ended                              Gain
              beginning   (Operating   (Loss)   Investment
                                          on
     April     of            Loss)
      30,      period                  InvestmenOperations
-----------------------------------------------------------
     Large Cap Growth Fund - Class A Shares
     2000      $10.00        0.01       0.03       0.04
     (c)
     2001      $10.04                  (1.47)     (1.49)
                          (0.02)(f)
     2002       $8.54                  (0.63)     (0.63)
                           0.00(g)
     2002       $7.91                  (1.35)     (1.35)
     (h)                  (0.00)(g)


                           Distributions
                              from Net
DistributionsDistributions
  from Net     in Excess      Realized                 Net
                  of                                   Asset
 Investment       Net         Gain on        Total     Value,  Total
              Investment                                end
   Income        Income     Investments                of      Return(a)
                                         Distributions period
---------------------------------------------------------------------

     --           --            --            --       $10.04  0.40%
   (0.01)         --            --          (0.01)     $8.54   (14.87)%
     --           --            --            --       $7.91   (7.38)%
     --           --            --            --       $6.56   (17.07)%



                 Ratios to Average Net Assets
---------------------------------------------------------------


                  Net                        Net Assets,
                Investment      Expense          end     Portfolio
                 Income         Waiver/       of period  Turnover
  Expenses      (Operating   Reimbursement      (000     Rate
                 Loss)            (b)         omitted)
---------------------------------------------------------------

     0.00% (d)(e1.23% (d)        4.50% (d)    $6,617        1%
     1.51%      (0.23)%          0.14%       $12,128       52%
     1.18%      0.04%            0.29%       $15,368       45%
     1.27% (d)  (0.01)(d)        0.38% (d)   $13,585       23%










----------------------------------------------------------------------------
 (a) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.
 (b) This voluntary expense decrease is reflected in both the expense and net investment income (net operating loss) ratios shown above.
 (c) Reflects operations for the period from March 20, 2000 (date of initial public investment) to April 30, 2000.
 (d) Computed on an annualized basis.
 (e) Amount represents less than 0.01%.
 (f) Based on average shares outstanding.
 (g) Amount represents less than $0.01 per share.
 (h) Six months ended October 31, 2002 (unaudited).

    (See Notes which are an integral part of the Financial Statements)


                             VISION Group of Funds

                              Financial Highlights

------------------------------------------------------------------------------
(For a share outstanding throughout each period)



                          Net
           Net        Investment         Net
            Asset                     Realized                    Distributions
  Year      Value,      Income           and        Total from       from Net
                                     Unrealized
 Ended                (Operating     Gain (Loss)    Investment      Investment
          beginning                      on
April      of            Loss)       Investments    Operations        Income
  30,      period
------------------------------------------------------------------------------
Large Cap Value Fund - Class A Shares (c)
1998 (d)    $9.99        0.08           1.47          1.55           (0.07)
1999       $11.47        0.19           0.78          0.97           (0.19)
2000       $12.24        0.18          (0.94)        (0.76)          (0.18)
2001       $11.14       0.09(f)         1.24          1.33           (0.09)
2002       $11.96        0.06          (1.49)        (1.43)          (0.06)
2002 (g)   $10.31        0.04          (2.39)        (2.35)          (0.03)


                       Distributions
                   from Net
Distributions
 in Excess of      Realized                                   Net Asset
      Net           Gain on          Total         Value, end          Total
  Investment
    Income        Investments                       of period        Return(a)
                                Distributions
-------------------------------------------------------------------------------

      --              --            (0.07)           $11.47            15.51%
      --            (0.01)          (0.20)           $12.24            8.59%
      --            (0.16)          (0.34)           $11.14           (6.15)%
      --            (0.42)          (0.51)           $11.96            12.36%
      --            (0.16)          (0.22)           $10.31           (11.99)%
      --              --            (0.03)           $7.93            (22.82)%


                        Ratios to Average Net Assets
-----------------------------------------------------------------------------


                           Net                              Net
                                                            Assets,
                        Investment           Expense          end    Portfolio
                          Income             Waiver/        of       Turnover
                                                             period
        Expenses     (Operating Loss)     Reimbursement     (000      Rate
                                               (b)          omitted)
-----------------------------------------------------------------------------

           1.08% (e)    1.41% (e)            0.52% (e)       $37,403     11%
           1.02%        1.67%                   --           $45,582     55%
           0.99%        1.53%                   --           $30,721     88%
           1.15%        0.77%                   --           $37,847     80%
           1.13%        0.56%                   --           $42,697     63%
           1.11% (e)    0.90% (e)               --           $38,256     13%








-------------------------------------------------------------------------------
 (a) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.
 (b) This voluntary expense decrease is reflected in both the expense and net investment income (net operating loss) ratios shown above.
 (c) Formerly VISION Equity Income Fund, effective August 30, 1999.
 (d) Reflects operations for the period from September 26, 1997 (date of initial public investment) to April 30, 1998.
 (e) Computed on an annualized basis.
 (f) Based on average shares outstanding.
 (g) Six months ended October 31, 2002 (unaudited).


         (See Notes which are an integral part of the Financial Statements)


                                VISION Group of Funds
                                 Financial Highlights
---------------------------------------------------------------------------------------
(For a Share outstanding throughout each period)
          Net              Net
          Asset           Realized           Distributions Distributions
Period             Net     and                from     from               Net
         Value,           UnrealizedTotal      Net      Net              Asset
                                     from
Ended                      Gain                                  Total          Total
         beginninInvestmen(Loss)    InvestmenInvestmenRealized           Value,
                             on                                           end
April     of                                            Gains             of    Return
30,      period  Income   InvestmentOperationIncome            Distributiperiod  (a)
---------------------------------------------------------------------------------------
Short Duration Government Bond Fund-Institutional Shares (formerly VISION
Institutional Limited Duration U.S. Government Fund (i))
1998     $10.00   0.56     (0.04)    0.52    (0.56)   (0.00)(c) (0.56)   $9.96   5.39%
(j)
1999      $9.96   0.54     (0.13)    0.41    (0.54)   (0.00)(c) (0.54)   $9.83   4.25%
(e)
2000      $9.83   0.55     (0.14)    0.41    (0.55)     ---     (0.55)   $9.69   4.31%
(e)
2001      $9.69   0.50      0.11     0.61    (0.49)     ---     (0.49)   $9.81   6.47%
(f)(g)
2002      $9.81                      0.56    (0.57)     ---     (0.57)   $9.80   5.87%
                 0.62(k)  (0.06)(k)
2002      $9.80   0.19      0.18     0.37    (0.23)     ---     (0.23)   $9.94   3.79%
(h)


               Ratios to Average Net Assets
-----------------------------------------------------------
                                       Net
                                       Assets,
              Net         Expense        end    Portfolio
            Investment    Waiver/      of        Turnover
                                        period
Expenses     Income     Reimbursement  (000        Rate
                            (b)        omitted)
-----------------------------------------------------------
  0.65% (d)    5.58% (d)   1.18%    (d) $29,360    482%
  0.59%        5.51%       1.03%        $52,041    519%
  0.61%        5.77%       0.94%        $73,140    237%
  0.71% (d)    6.05% (d)   0.21%    (d) $56,282    158%
  0.63%        4.55% (k)   0.27%        $89,014    89%
  0.69% (d)    3.69% (d)   0.40%    (d)$106,138    52%





         (a) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

         (b) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

         (c) Less than $0.01 per share.
         (d) Computed on an annualized basis.
         (e) Reflects operations for the year ended June 30.
         (f) Reflects operations for the period from July 1, 2000 to April 30, 2001. The Funds changed their fiscal year end from June 30 to April 30.
         (g) Effective January 8, 2001, the Funds changed their investment adviser from Martindale Andres & Company LLC to Manufacturers and Traders Trust Company.

         (h) Six months ended October 31, 2002 (unaudited).
         (i) Formerly Governor Limited Duration Government Securities Fund, effective date January 8, 2001.
         (j) Reflects operations for the period from July 1, 1997 (date of initial public investment) to June 30, 1998.
         (k) Effective May 1, 2001, the Institutional Limited Duration U.S. Government Fund adopted the provisions of the American Institute of Certified Public Accountant (AICPA) Audit and Accounting Guide for Investment Companies and began accreting discount/amortizing premium on long term debt securities. The effect of this change for the year ended April 30, 2002 was to increase net investment income per share by $0.05, increase net realized gain/loss per share by $0.05, and decrease the ratio of net investment income to average net assets from 5.68% to 4.55%. Per share, ratios and supplemental data for periods prior to May 1, 2001 have not been restated to reflect this change in presentation.

     (See Notes which are an integral part of the Financial Statements)


                                VISION Group of Funds

                                 Financial Highlights

   (For a share outstanding throughout each period)




                                                                        Distributions
             Net                     Net                                  from Net
              Asset                  Realized               Distributions
    Year      Value,       Net       and         Total        from Net    Realized
                                    Unrealized     from
   Ended                             Gain                                 Gain on
            beginning   Investment   (Loss) on  Investment  Investment
   April     of           Income                               Income
    30,       period                Investments Operations              Investments
   ---------------------------------------------------------------------------------
   New York Municipal Bond Fund-Class A Shares (formerly VISION New York Municipal
   Income Fund)
   1998      $10.08       0.46         0.38        0.84       (0.46)      (0.04)
   1999      $10.42       0.46         0.19        0.65       (0.46)      (0.09)
   2000      $10.52       0.46        (0.75)      (0.29)      (0.46)      (0.05)
   2001       $9.72       0.45         0.52        0.97       (0.45)        --
   2002      $10.24                                0.58       (0.41)        --
                         0.41(e)      0.17(e)
   2002      $10.41       0.20         0.25        0.45       (0.20)        --
   (d)



                                                          Ratios to Average Net Assets

                              ---------------------------------------------------------------
   Total     Net      Total   Expenses      Net          Expense       Net Assets,  Portfolio
             Asset   Return(a)           Investment      Waiver/           end      Turnover
DistributionsValue,                       Income      Reimbursement     of period    Rate
              end                                          (b)             (000
             of                                                          omitted)
             period



  (0.50)     $10.42   8.37%     0.96%        4.35%        0.31%          $43,456     45%
  (0.55)     $10.52   6.37%     0.82%        4.38%        0.20%          $52,860     44%
  (0.51)     $9.72   (2.71)%    0.85%        4.60%        0.20%          $48,081     34%
  (0.45)     $10.24  10.11%     0.88%        4.36%        0.14%          $74,851     50%
  (0.41)     $10.41   5.74%     0.83%        3.98% (e)    0.09%          $80,452     46%
  (0.20)     $10.66   4.38%     0.86% (c)    3.84% (c)     0.09%         $83,547     23%
                                                           (c)





(a) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(b) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(c)  Computed on an annualized basis.

(d)  Six months ended October 31, 2002 (unaudited).

(e) Effective May 1, 2001, New York Municipal Income Fund adopted the provisions of the American Institute of Certified Public Accountants (AICPA) Audit and Accounting Guide for Investment Companies and began accreting discount/amortizing premium on long term debt securities. For the year ended April 30, 2002, this change had no effect on net investment income per share and net realized gain/loss per share, and increased the ratio of net investment income to average net assets from 3.97% to 3.98%. Per share, ratios and supplemental data for periods prior to May 1, 2001, have not been restated to reflect this change in presentation.






             (See Notes which are an integral part of the Financial Statements)

                                     VISION Group of Funds

                                     Financial Highlights

   -----------------------------------------------------------------------------------------
   (For a share outstanding throughout each period)
    Year     Net          Net       Net        Total
    Ended    Asset                 Realized     from     Distributions Distributions Distributions
   April     Value,    Investment   and                    from Net   in Excess    from Net
     30,                 Income    UnrealizedInvestment                  of        Realized
            beginning               Gain                 Investment   Net          Gain on
             of                    (Loss)    Operations     Income   Investment
             period                   on                                Income   Investments

                                   Investments





---------------------------------------------------------------------------------------------
   U.S. Government Bond Fund-Class A Shares (formerly VISION U.S.
   Government Securities Fund)
   1998      $9.28       0.60        0.34       0.94       (0.60)     (0.01)(e)      --
   1999      $9.61       0.58       (0.08)      0.50       (0.58)        --        (0.02)
   2000      $9.51       0.59       (0.49)      0.10       (0.59)        --          --
   2001      $9.02       0.59        0.41       1.00       (0.58)        --          --
   2002      $9.44      0.59(f)     0.03(f)     0.62       (0.57)        --          --
   2002      $9.49       0.23        0.33       0.56       (0.26)        --          --
   (d)
   New York New  New York Tax-Free Money Market Fund-Class A Shares
   1998      $1.00       0.03         ---       0.03       (0.03)        ---         ---
   1999      $1.00       0.03         ---       0.03       (0.03)        ---         ---
   2000      $1.00       0.03         ---       0.03       (0.03)        ---         ---
   2001      $1.00       0.03         ---       0.03       (0.03)        ---         ---
   2002      $1.00       0.02         ---       0.02       (0.02)        ---         ---
   2002      $1.00       0.01         ---       0.01       (0.01)        ---         ---
   (d)


                                     Ratio to Average Net Assets
                        -------------------------------------------------------
Total     Net   Total   Expenses  Net       Expense     Net
DistributAsset  Return(a)       Investment  Waiver/      Assets,
                                Income     Reimbursement
         Value,                               (b)
          end
          of
         period
                                                           end      Portfolio
                                                        of period   Turnover
                                                        (000          Rate
                                                         omitted)
-------------------------------------------------------------------------------
 (0.61)  $9.61 10.42%   1.03%   6.30%        0.09%        $53,922     70%
 (0.60)  $9.51 5.31%    0.92%   5.95%        0.05%        $64,100     68%
 (0.59)  $9.02 1.11%    0.93%   6.36%        0.05%        $60,165     46%
 (0.58)  $9.44 11.43%   0.95%   6.27%        0.03%        $88,980     47%
 (0.57)  $9.49 6.72%    0.96%                  --        $116,350     41%
                               4.48%
                                 (f)
 (0.26)  $9.79 5.94%    0.95(c)                --        $124,992     31%
                               4.64%
                                 (c)

 (0.03)  $1.00 3.14%   0.50%    3.09%        0.28%        $73,345     ---
 (0.03)  $1.00 2.75%   0.58%    2.69%        0.14%       $110,291     ---
 (0.03)  $1.00 2.97%   0.60%    3.00%        0.09%       $172,791     ---
 (0.03)  $1.00 3.52%   0.62%    3.44%        0.09%       $158,359     ---
 (0.02)  $1.00 1.62%   0.63%    1.59%        0.09%       $187,043     ---
 (0.01)  $1.00 0.50%   0.61%(c)                          $201,856     ---
                               0.98%       0.09% (c)
                                 (c)

---------------------------------------------------------------------------------
(a) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.
(b) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.
(c) Computed on an annualized
    basis.
(d) Six months ended October 31, 2002
    (unaudited).
(e) Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles.  These distributions do not represent a return of capital for federal tax purposes.

(f) Effective May 1, 2001, U.S. Government Securities Fund adopted the provisions of the AICPA, Audit and Accounting Guide for Investment Companies and began accreting discount/amortizing premium on long-term debt securities. For the year ended April 30, 2002, this change had no effect on the net investment income per share or net realized and unrealized gain
    (loss) on investment per share, but decreased the ratio of net investment income to average net assets from 6.00% to 4.84%. Per share, ratio and supplemental data for the periods prior to May 1, 2001 have not been restated to reflect this change in presentation.



       (See Notes which are an integral part of the Financial Statements)


                              VISION Group of Funds
                               Financial Highlights
------------------------------------------------------------------------------
     (For a share outstanding throughout each period)


                       Net Asset                         Distributions
          Year          Value,            Net               from Net
         Ended         beginning      Investment           Investment
       April 30,       of period        Income               Income
---------------------------------------------------------------------------
     Money Market Fund - Class A Shares
     1998               $1.00            0.05               (0.05)
     1999               $1.00            0.05               (0.05)
     2000               $1.00            0.05               (0.05)
     2001               $1.00            0.06               (0.06)
     2002               $1.00            0.02               (0.02)
     2002 (c)           $1.00            0.01               (0.01)
     U.S. Treasury Money Market Fund - Class A Shares (formerly VISION
     Treasury Money Market Fund)
     1998               $1.00            0.05               (0.05)
     1999               $1.00            0.04               (0.04)
     2000               $1.00            0.05               (0.05)
     2001               $1.00            0.05               (0.05)
     2002               $1.00            0.02               (0.02)
     2002 (c)           $1.00            0.01               (0.01)


                                         Ratios to Average Net Assets
                           ---------------------------------------------------------

                                                                       Net Assets,
 Net Asset                                 Net          Expense            end
 Value,        Total                    Investment      Waiver/         of period
    end
 of period   Return(a)     Expenses       Income       Reimbursement       (000
                                                          (b)            omitted)
------------------------------------------------------------------------------------

   $1.00       5.11%          0.64%        5.00%         0.05%           $686,259
   $1.00       4.76%          0.63%        4.64%         0.05%           $932,896
   $1.00       4.95%          0.63%        4.87%         0.05%          $1,095,128
   $1.00       5.85%          0.64%        5.67%         0.05%          $1,598,305
   $1.00       2.41%          0.71%        2.39%         0.18%          $1,512,433
   $1.00       0.56%          0.70% (d)    1.12% (d)     0.25% (d)      $1,401,802

   $1.00       4.98%          0.59%        4.96%         0.08%           $441,422
   $1.00       4.54%          0.59%        4.49%         0.08%           $498,548
   $1.00       4.71%          0.58%        4.62%         0.08%           $423,685
   $1.00       5.60%          0.59%        5.45%         0.09%           $790,307
   $1.00       2.38%          0.59%        2.27%         0.09%           $741,357
   $1.00       0.57%          0.61% (d)    1.16% (d)     0.09% (d)       $646,454






 (a) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.
 (b) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.
 (c) Six months ended October 31, 2002 (unaudited).
 (d) Computed on an annualized basis.

       (See Notes which are an integral part of the Financial Statements)


----------------------------------------------------------------------------------------------
For a Share Outstanding Throughout the Six Months Ended October 31, 2002 (Unaudited) and the
Fiscal Years Ended April 30, (Audited)
----------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------
                                                                                        Ratio
      `Net              Realized                                                  Ratio of
      Asset               and     DistributDistributNets                   Ratio  of    Expenses
      Value,    Net    Unrealized from Net   from    Asset         Net       of    Net  to
      BeginniInvestmentGains      InvestmenCapital  Value,  Total  Assets  ExpenseInvestAverage
      of      Income    (Losses)   Income   Gains     End   Return End of  to     IncomeNet
      Period           on                           of       (A)   Period  Averageto    Assets
                       Investments                  Period          (000)  Net    Averag(Excluding
                                                                           Assets Net   Waivers)
                                                                                  Assets
VISION U.S. Government Money Market Fund (1)
Institutional Class Shares
2002# $1.00    0.01        -       (0.01)     -      $1.00  0.75%++$1,197,40.43%* 1.49%*0.56%*
----------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------
2002   1.00    0.03        -       (0.03)     -      1.00    2.63  1,327,7510.42  2.56  0.60
----------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------
2001   1.00    0.06        -       (0.06)     -      1.00    6.00  1,243,5120.40  5.82  0.58
----------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------
2000   1.00    0.05        -       (0.05)     -      1.00    5.16  1,414,7720.41  5.05  0.59
----------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------
1999   1.00    0.05        -       (0.05)     -      1.00    5.00  1,428,0640.40  4.86  0.59
------
----------------------------------------------------------------------------------------------
1998   1.00    0.05        -       (0.05)     -      1.00    5.42  1,285,8400.35  5.29  0.49
----------------------------------------------------------------------------------------------
Institutional II Class Shares
----------------------------------------------------------------------------------------------
2002# $1.00    0.01        -       (0.01)     -      $1.00  0.72%++$324,6380.50%* 1.41%*0.56%*
----------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------
2002   1.00    0.02        -       (0.02)     -      1.00    2.55  262,495  0.49  2.35  0.60
----------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------
2001   1.00    0.06        -       (0.06)     -      1.00    5.92  166,335  0.47  5.69  0.58
----------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------
2000   1.00    0.05        -       (0.05)     -      1.00    5.08  84,503   0.48  4.91  0.59
----------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------
1999   1.00    0.05        -       (0.05)     -      1.00    4.95  142,144  0.45  4.76  0.56
------
----------------------------------------------------------------------------------------------
1998   1.00    0.05        -       (0.05)     -      1.00    5.33  91,629   0.44  5.21  0.55
----------------------------------------------------------------------------------------------
VISION Tax-Free Money Market Fund (2)
----------------------------------------------------------------------------------------------
Institutional Class Shares
----------------------------------------------------------------------------------------------
2002# $1.00    0.01        -       (0.01)     -      $1.00  0.57%++$81,351 0.39%* 1.13%*0.61%*
----------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------
2002   1.00    0.02        -       (0.02)     -      1.00    1.77  69.275   0.37  1.73  0.61
----------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------
2001   1.00    0.04        -       (0.04)     -      1.00    3.73  62,052   0.36  3.67  0.59
----------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------
2000   1.00    0.03        -       (0.03)     -      1.00    3.17  63,666   0.37  3.12  0.60
----------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------
1999   1.00    0.03        -       (0.03)     -      1.00    2.99  77,896   0.36  2.95  0.60
------
----------------------------------------------------------------------------------------------
1998   1.00    0.03        -       (0.03)     -      1.00    3.45  90,446   0.32  3.39  0.51
----------------------------------------------------------------------------------------------
Institutional II Class Shares
----------------------------------------------------------------------------------------------
2002# $1.00    0.01        -       (0.01)     -      $1.00  0.53%++$46,591 0.46%* 1.05%*0.61%*
----------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------
2002   1.00    0.02        -       (0.02)     -      1.00    1.70  32.358   0.44  1.74  0.61
----------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------
2001   1.00    0.04        -       (0.04)     -      1.00    3.66  43,993   0.43  3.53  0.59
----------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------
2000   1.00    0.03        -       (0.03)     -      1.00    3.10  35,256   0.44  3.04  0.60
----------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------
1999   1.00    0.03        -       (0.03)     -      1.00    2.94  43,575   0.41  2.87  0.57
----------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------
1998   1.00    0.03        -       (0.03)     -      1.00    3.37  29,474   0.40  3.31  0.56
----------------------------------------------------------------------------------------------
VISION Pennsylvania Tax-Free Money Market Fund (3)
----------------------------------------------------------------------------------------------
Institutional Class Shares
----------------------------------------------------------------------------------------------
2002# $1.00    0.01        -       (0.01)     -      $1.00  0.52%++$15,275 0.58%  1.03% 0.95%
----------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------
2002(4)1.00    0.02        -       (0.02)     -      1.00   1.54++ 24,051  0.57*  1.51* 0.76*
----------------------------------------------------------------------------------------------
Institutional II Class Shares
----------------------------------------------------------------------------------------------
2002# $1.00    0.01        -       (0.01)     -      $1.00  0.52%++$2,347  0.58%  1.01% 1.27%
----------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------
2002(5)1.00    0.01        -       (0.01)     -      1.00   1.46%++ 2,068  0.57*  1.45* 0.86*
----------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------


(A) Total return figures do not include the effect of any front-end or deferred sales load.
# For the six month period ended October 31, 2002.
++ Not Annualized.
* Annualized.
(1) Formerly ARK U.S. Government Money Market Portfolio.
(2) Formerly ARK Tax Free Money Market Portfolio.
(3) Formerly ARK Pennsylvania Tax Free Money Market Portfolio.
(4) Commenced operations on May 1, 2001.
(5) Commenced operations on May 11, 2001.

The accompanying notes are an integral part of the financial statements.











----------------------------------------------------------------------------------------------

137

-----------------------------------------------------------------------------------------------
     For a Share Outstanding Throughout the Six Months Ended October 31, 2002 (Unaudited)
and the Fiscal Years Ended April 30, (Audited)
-----------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------
                                                                                  Ratio
                   Realized DistribuDistribuNetns                           Ratio of
     Net      Net    and    from     from    Asset         Net      Ratio   of    Expenses
     Asset   InvestUnrealized Net   Capital Value,  Total   Assets    of     Net  to     Portfolio
     Value,  IncomeGains    InvestmenGains    End   Return End of   ExpensesInvestAverageTurnover
     Beginning     (Losses) Income          of       (A)   Period   to      IncomeNet    Rate
     of            on                       Period          (000)   Average to    Assets
     Period        Investments                                      Net     Averag(Excluding
                                                                    Assets  Net   Waivers)
                                                                            Assets
VISION Short-Term Corporate Bond Fund (1)
Institutional Class Shares
2002# $9.80  0.19    0.17   (0.19)    -     $9.97   3.67%++$66,056  1.00%*  3.74%*1.15%* 127.78%
-----------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------
2002   9.99  0.45   (0.19)  (0.45)    -      9.99    2.65   71,193   0.97   4.54   1.13  79.12
-----------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------
2001   9.63  0.55    0.36   (0.55)    -      9.99    9.70   76,090   0.97   5.52   1.11  107.45
-----------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------
2000   9.94  0.50   (0.30)  (0.50)  (0.01)   9.63    2.01   92,185   0.97   5.09   1.11  65.58
-----------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------
1999   9.95  0.51   (0.01)  (0.51)    -      9.94    5.15  111,127   0.97   5.14   1.11  91.22
-----------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------
1998   9.96  0.09   (0.01)  (0.09)    -      9.95   0.82++ 131,669   0.97*  5.14* 1.16*  108.18
-----------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------
1998+++9.95  0.57    0.01   (0.57)    -      9.96    5.98  133.544   0.82   5.78   1.01  135.00
-----------------------------------------------------------------------------------------------
VISION Maryland Municipal Bond Fund (2)
-----------------------------------------------------------------------------------------------
Institutional Class Shares
-----------------------------------------------------------------------------------------------
2002# $10.09 0.21    0.22   (0.21)    -     $10.31  4.31%++$100,237 0.84%*  4.09%*1.01%* 12.16%
-----------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------
2002   9.91  0.43    0.18   (0.43)    -     10.09    6.27   97,759   0.81   4.29   1.01  8.72
-----------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------
2001   9.48  0.44    0.43   (0.44)    -      9.91    9.34   90,210   0.81   4.50   1.00  28.94
-----------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------
2000  10.21  0.44   (0.69)  (0.44)  (0.04)   9.48   (2.37)  87,845   0.81   4.57   1.00  24.29
-----------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------
1999  10.14  0.45    0.14   (0.45)  (0.07)  10.21    5.86   95,046   0.76   4.35   0.99  30.83
-----------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------
1998   9.87  0.47    0.33   (0.47)  (0.06)  10.14    8.15   83,215   0.68   4.62   0.77  22.40
-----------------------------------------------------------------------------------------------


(A) Total return figures do not include the effect of any front-end or deferred sales load.
# For the six month period ended October 31, 2002.
++ Not Annualized.
+++ Period ended February 28.
* Annualized.
(1) Formerly ARK Short-Term Bond Portfolio.
(2) Formerly ARK Maryland Tax-Free Portfolio.

The accompanying notes are an integral part of the financial statements.




-----------------------------------------------------------------------------------------------
For a Share Outstanding Throughout the Six Months Ended October 31, 2002 (Unaudited) and the
Fiscal Years Ended April 30, (Audited)
-----------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------
                                                                                  Ratio
                   Realized DistribuDistribuNetns                           Ratio of
     Net      Net    and    from     from    Asset         Net      Ratio   of    Expenses
     Asset   InvestUnrealized Net   Capital Value,  Total   Assets    of     Net  to     Portfolio
     Value,  IncomeGains    InvestmenGains    End   Return End of   ExpensesInvestAverageTurnover
     Beginning     (Losses) Income          of       (A)   Period   to      IncomeNet    Rate
     of            on                       Period          (000)   Average to    Assets
     Period        Investments                                      Net     Averag(Excluding
                                                                    Assets  Net   Waivers)
                                                                            Assets

VISION Pennsylvania Municipal Bond Fund (1)
Institutional Class Shares
2002# $10.08 0.21    0.24   (0.21)    -     $10.32  4.46%++$159.539 0.99%*  4.00%*1.00%* 6.51%
-----------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------
2002   9.81  0.42    0.27   (0.42)    -     10.08    7.18  160,333   0.95   4.22   1.00  16.15
-----------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------
2001   9.38  0.42    0.43   (0.42)    -      9.81    9.25  160,833   0.96   4.38   1.00  25.67
-----------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------
2000  10.23  0.42   (0.81)  (0.42)  (0.04)   9.38   (3.88) 160,664   0.96   4.32   1.00  30.92
-----------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------
1999  10.14  0.41    0.15   (0.41)  (0.06)  10.23    5.56  224,480   0.92   4.01   1.00  43.46
-----------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------
1998  10.28  0.07   (0.14)  (0.07)    -     10.14   (0.66) 215,182   0.84*  3.84  0.91*  3.50
                                                      ++
-----------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------
1998  10.09  0.40    0.19   (0.40)    -     10.28    6.68  195,322   0.80   4.43   1.00  57.00
-----------------------------------------------------------------------------------------------
VISION Intermediate-Term Bond Fund (2)
-----------------------------------------------------------------------------------------------
Institutional Class Shares
-----------------------------------------------------------------------------------------------
2002# $9.84  0.22    0.50   (0.22)    -     $10.34  7.43%++$128.086 0.84%*  4.41%*0.95%* 112.92%
-----------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------
2002   9.85  0.51   (0.01)  (0.51)    -      9.84    5.18  130.235   0.82   5.11   0.97  83.47
-----------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------
2001   9.42  0.55    0.43   (0.55)    -      9.85   10.72  129,531   0.80   5.75   0.95  36.26
-----------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------
2000   9.93  0.53   (0.50)  (0.53)  (0.01)   9.42    0.32  114,554   0.81   5.52   0.96  29.28
-----------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------
1999  10.00  0.55   (0.02)  (0.55)  (0.05)   9.93    5.40  100,419   0.77   5.49   0.95  52.87
-----------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------
1998   9.80  0.60    0.23   (0.60)  (0.03)  10.00    8.65   84,328   0.69   6.02   0.87  41.63
-----------------------------------------------------------------------------------------------

(A) Total return figures do not include the effect of any front-end or deferred sales load.
# For the six month period ended October 31, 2002.
++ Not Annualized.
^ Amount rounds to less than $0.01.
* Annualized.
(1) Formerly ARK Pennsylvania Tax-Free Portfolio.
(2) Formerly ARK Intermediate Fixed Income Portfolio.

The accompanying notes are an integral part of the financial statements.











-----------------------------------------------------------------------------------------------
For a Share Outstanding Throughout the Six Months Ended October 31, 2002 (Unaudited) and the
Fiscal Years Ended April 30, (Audited)
-----------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------
                                                                                  Ratio
                   Realized DistribuDistribuNetns                           Ratio of
     Net      Net    and    from     from    Asset         Net      Ratio   of    Expenses
     Asset   InvestUnrealized Net   Capital Value,  Total   Assets    of     Net  to     Portfolio
     Value,  IncomeGains    InvestmenGains    End   Return End of   ExpensesInvestAverageTurnover
     Beginning     (Losses) Income          of       (A)   Period   to      IncomeNet    Rate
     of            on                       Period          (000)   Average to    Assets
     Period        Investments                                      Net     Averag(Excluding
                                                                    Assets  Net   Waivers)
                                                                            Assets

VISION Income Fund (1)
Institutional Class Shares
2002# $10.03 0.23    0.31   (0.23)    -     $10.34  5.41%++$256,955 0.85%*  4.43%*0.93%* 148.01%
-----------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------
2002   9.96  0.54    0.08   (0.53)  (0.02)  10.03    6.33  263,802   0.83   5.32   0.96  142.61
-----------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------
2001   9.51  0.60    0.45   (0.60)    -      9.96   11.28  372,036   0.82   6.09   0.94  339.82
-----------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------
2000  10.08  0.56   (0.57)  (0.56)    -      9.51   (0.01) 343,260   0.82   5.82   0.94  328.20
-----------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------
1999  10.25  0.59   (0.17)  (0.59)    -     10.08    4.22  356,482   0.78   5.77   0.94  50.41
-----------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------
1998   9.82  0.61    0.43   (0.61)    -     10.25   10.84  322,304   0.73   6.05   0.77  154.87
-----------------------------------------------------------------------------------------------

VISION Balanced Fund (2)
-----------------------------------------------------------------------------------------------
Institutional Class Shares
-----------------------------------------------------------------------------------------------
2002# $12.91 0.11   (1.80)  (0.12)    -     $11.10  (13.13)$205,311 0.94%*  1.92%*0.98%* 37.41%
                                                      ++
-----------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------
2002  14.47  0.26   (1.55)  (0.27)    -     12.91   (8.98) 248,726   0.91   1.88   1.01  50.05
-----------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------
2001  16.90  0.35   (1.48)  (0.35)  (0.95)  14.47   (6.93) 300,818   0.91   2.18   1.01  36.26
-----------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------
2000  14.64  0.28    2.90   (0.26)  (0.66)  16.90   22.39  348,332   0.90   1.95   1.00  54.46
-----------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------
1999  13.24  0.28    2.03   (0.28)  (0.63)  14.64   18.17  118,395   0.85   2.12   1.00  56.70
-----------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------
1998  11.43  0.30    3.04   (0.30)  (1.23)  13.24   30.95   96,858   0.79   2.44   0.83  71.58
-----------------------------------------------------------------------------------------------
VISION
Equity Income Fund (4)
-----------------------------------------------------------------------------------------------
Institutional Class Shares
-----------------------------------------------------------------------------------------------
2002# $10.30 0.08   (2.24)  (0.08)    -     $8.06   (21.02)$58,120  1.02%*  1.79%*1.10%* 23.85%
                                                      ++
-----------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------
2002  11.34  0.16   (0.99)  (0.16)  (0.05)  10.30   (7.34)  72,005   1.00   1.52   1.08  42.83
-----------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------
2001  12.00  0.20    0.42   (0.20)  (1.08)  11.34    5.42   78,666   0.99   1.70   1.06  21.41
-----------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------
2000  12.05  0.20    0.38   (0.20)  (0.43)  12.00    5.40   83,473   0.98   1.83   1.05  41.43
-----------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------
1999  12.52  0.25    0.22   (0.25)  (0.69)  12.05    4.17  101,104   0.91   2.10   1.04  56.03
-----------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------
1998  10.67  0.31    3.06   (0.31)  (1.21)  12.52   33.04  106,643   0.84   2.58   0.97  39.88
-----------------------------------------------------------------------------------------------


(A) Total return figures do not include the effect of any front-end or deferred sales load.
# For the six month period ended October 31, 2002.
++ Not Annualized.
* Annualized.
(1) Formerly ARK Income Portfolio.
(2) Formerly ARK Balanced Portfolio.
(3) Commenced operations on September 14, 1998.
(4) Formerly ARK Equity Income Portfolio.

The accompanying notes are an integral part of the financial statements.


-----------------------------------------------------------------------------------------------
For a Share Outstanding Throughout the Six Months Ended October 31, 2002 (Unaudited) and the
Fiscal Years Ended April 30, (Audited)
-----------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------
                                                                                  Ratio
                   Realized DistribuDistribuNetns                           Ratio of
     Net      Net    and    from     from    Asset         Net      Ratio   of    Expenses
     Asset   InvestUnrealized Net   Capital Value,  Total   Assets    of     Net  to     Portfolio
     Value,  IncomeGains    InvestmenGains    End   Return End of   ExpensesInvestAverageTurnover
     Beginning     (Losses) Income          of       (A)   Period   to      IncomeNet    Rate
     of            on                       Period          (000)   Average to    Assets
     Period        Investments                                      Net     Averag(Excluding
                                                                    Assets  Net   Waivers)
                                                                            Assets

VISION Large Cap Stock Fund (1)
Institutional Class Shares
2002# $9.44  0.03   (2.17)  (0.03)    -     $7.27   (22.71)$179,164 1.23%*  0.72%*1.34%* 18.25%
                                                      ++
-----------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------
2002  11.30  0.04   (1.09)  (0.04)  (0.77)   9.44   (9.52) 245,727   1.21   0.34   1.35  21.81
-----------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------
2001  14.11  0.02   (0.86)  (0.02)  (1.95)  11.30   (5.96) 310,803   1.20   0.17   1.33  9.63
-----------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------
2000  15.22  0.26    1.40   (0.26)  (2.51)  14.11   10.87  428,675   1.20   0.16   1.34  25.00
-----------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------
1999  14.59  0.08    1.36   (0.09)  (0.72)  15.22   10.48  536,827   1.14   0.58   1.34  32.21
-----------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------
1998  14.00  0.01    0.62   (0.01)  (0.03)  14.59   4.51++ 645,202   1.08*  0.65* 1.20*  4.34
-----------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------
1998++11.91  0.15    3.45   (0.15)  (1.36)  14.00   31.64  577,154   1.00   1.17   1.20  30.00
-----------------------------------------------------------------------------------------------

VISION Equity Index Fund (2)
-----------------------------------------------------------------------------------------------
Institutional Class Shares
-----------------------------------------------------------------------------------------------
2002# $9.03  0.06   (1.58)  (0.06)    -     $7.45   (16.87)$83,649  0.27%*  1.49%*0.59%* 59.68%
                                                      ++
-----------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------
2002  10.45  0.11   (1.42)  (0.11)    -      9.03   (12.59) 95,487   0.25   1.12   0.59  31.17
-----------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------
2001  14.83  0.12   (1.77)  (0.13)  (2.60)  10.45   (12.34)100,495   0.25   0.94   0.56  44.36
-----------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------
2000  13.87  0.14    1.26   (0.14)  (0.30)  14.83   10.25  151,157   0.25   1.03   0.59  58.81
-----------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------
1999  11.59  0.14    2.41   (0.14)  (0.13)  13.87   22.37   86,911   0.23   1.20   0.61  34.04
-----------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------
1998(310.00  0.08    1.58   (0.07)    -     11.59   16.71++ 45,531   0.20*  1.43* 0.62*  49.56
-----------------------------------------------------------------------------------------------

(A) Total return figures do not include the effect of any front-end or deferred sales load.
# For the six month period ended October 31, 2002.
++ Not Annualized.
+++ Period ended February 28.
* Annualized.
(1) Formerly ARK Value Equity Portfolio.
(2) Formerly ARK Equity Index Portfolio.
(3) Commenced operations on October 1, 1997.

The accompanying notes are an integral part of the financial statements.


-----------------------------------------------------------------------------------------------
For a Share Outstanding Throughout the Six Months Ended October 31, 2002 (Unaudited) and the
Fiscal Years Ended April 30, (Audited)
-----------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------
                                                                                  Ratio
                   Realized DistribuDistribuNetns                           Ratio of
     Net      Net    and    from     from    Asset         Net      Ratio   of    Expenses
     Asset   InvestUnrealized Net   Capital Value,  Total   Assets    of     Net  to     Portfolio
     Value,  IncomeGains    InvestmenGains    End   Return End of   ExpensesInvestAverageTurnover
     Beginning     (Losses) Income          of       (A)   Period   to      IncomeNet    Rate
     of            on                       Period          (000)   Average to    Assets
     Period        Investments                                      Net     Averag(Excluding
                                                                    Assets  Net   Waivers)
                                                                            Assets

VISION Multi Cap Growth Fund (1)
Institutional Class Shares
2002# $14.00 (0.02) (2.83)     -      -     $11.15  (20.36)$103,842 1.03%*  (0.27)1.05%* 116.90%
                                                      ++
-----------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------
2002  19.07  (0.02) (5.05)     -      -     14.00   (26.59)138,331   1.00   (0.14) 1.05  201.73
-----------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------
2001  26.13  0.04   (5.19)  (0.02)  (1.89)  19.07   (20.32)175,559   1.00   0.20   1.06  90.32
-----------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------
2000  18.71  (0.03)  9.31      -    (1.86)  26.13   51.36  193,827   1.00   (0.18) 1.06  113.74
-----------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------
1999  14.90  (0.01)  4.33      -    (0.51)  18.71   29.51   90,042   0.94   (0.07) 1.04  118.46
-----------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------
1998  11.92  0.02    4.96   (0.04)  (1.96)  14.90   45.19   50,615   0.84   0.13   0.88  174.55
-----------------------------------------------------------------------------------------------
VISION
Mid Cap Growth Fund (2)
-----------------------------------------------------------------------------------------------
Institutional Class Shares
-----------------------------------------------------------------------------------------------
2002# $12.63 (0.02) (2.80)  (0.01)    -     $9.80   (22.36)$69,563  1.13%*  0.04%*1.19%* 121.28%
                                                      ++
-----------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------
2002  13.19  (0.02) (0.54)     -      -     12.63   (4.25)  90,179   1.11   (0.13) 1.18  105.88
-----------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------
2001  17.92  (0.02) (1.11)     -    (3.60)  13.19   (6.55)  95,317   1.10   (0.20) 1.17  95.51
-----------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------
2000  14.70  (0.04)  5.30      -    (2.04)  17.92   38.90   92,253   1.11   (0.26) 1.18  55.90
-----------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------
1999  14.11  0.01    1.16   (0.01)  (0.57)  14.70    8.76   63,648   1.06   0.04   1.18  61.81
-----------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------
1998  10.17  0.04    4.61   (0.04)  (0.67)  14.11   46.92   55,280   0.97   0.31   1.06  38.30
-----------------------------------------------------------------------------------------------


(A) Total return figures do not include the effect of any front-end or deferred sales load.
# For the six month period ended October 31, 2002.
++ Not Annualized.
* Annualized.
(1) Formerly ARK Capital Growth Portfolio.
(2) Formerly ARK Mid-Cap Equity Portfolio.

The accompanying notes are an integral part of the financial statements.


-----------------------------------------------------------------------------------------------
For a Share Outstanding Throughout the Six Months Ended October 31, 2002 (Unaudited) and the
Fiscal Years Ended April 30, (Audited)
-----------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------


                                                                            Ratio  Ratio
     Net         RealizedDistriDistributioNet                      Ratio of of Net   of
     Asset     Net    and   from  from  ReturnAsset                   Expenses InvestmExpensePortfolio
     Value,    InvestUnrealizeNet  Capitalof  Value,   Total   Net     to       Income to     Turnover
     Beginning IncomeGains   InvestGains CapitalEnd   Return   Assets  Average  to     AverageRate
     of          (Losses)Income           of        (A)    End of  Net      AverageNet
     Period      on                       Period           Period   Assets  Net    Assets
                 Investments                                (000)           Assets (Excluding
                                                                                   Waivers)
VISION Small Cap Growth Fund (1)
Institutional Class Shares
2002# $17.(0.03)(5.20)    -      -    -   $12.70  (29.17%)+$65,078  1.17%*  (0.43)%1.18%* 117.67%
-----------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------
2002  $17.(0.04) 0.83  (0.01)    -    -    17.93    4.58   82,922    1.17   (0.27)  1.18  266.74
-----------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------
2001  23.2(0.01)(2.03)    -    (4.03)(0.02)17.15  (10.05)  85,286    1.15   (0.14)  1.17  359.60
-----------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------
2000  12.6(0.08)15.39     -    (4.72) -    23.24   126.42  81,375    1.19   (0.49)  1.21  753.31
-----------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------
1999  11.8(0.05) 1.17     -    (0.33) -    12.65    9.89   30,562    1.16   (0.48)  1.23  733.14
-----------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------
1998  8.53(0.02) 3.97     -    (0.62) -    11.86   47.93   27,372    0.98   (0.24)  1.02  410.72
-----------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------
VISION Social Balanced Fund (2)
-----------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------
Institutional Class Shares
------
2002# $9.70.18   0.51  (0.18)    -    -   $10.30   7.13%   $3,028   0.87%   3.57%   3.75%  57%
-----------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------
2002(310.00.33  (0.21) (0.33)   -^    -    9.79     1.18    2,059    0.83    3.53   1.39   260
-----------------------------------------------------------------------------------------------


(A) Total return figures do not include the effect of any front-end or deferred sales load.

# For the six month period ended October 31, 2002.
++ Not Annualized.
* Annualized.
^ Amount rounds to less than $0.01.
(1) Formerly ARK Small-Cap Equity Portfolio.
(2) Formerly ARK Social Issues Intermediate Fixed Income Portfolio.
(3) Commenced operations on May 29, 2001.

The accompanying notes are an integral part of the financial statements.


VISION GROUP OF FUNDS



INSTITUTIONAL I SHARES

VISION International Equity Fund

VISION Small Cap Growth Fund

VISION Small Cap Stock Fund

VISION Mid Cap Growth Fund

VISION Mid Cap Stock Fund

VISION Multi Cap Growth Fund

VISION Large Cap Growth Fund

VISION Large Cap Stock Fund

VISION Equity Index Fund

VISION Large Cap Value Fund

VISION Equity Income Fund

VISION Balanced Fund

VISION Social Balanced Fund

VISION Intermediate-Term Bond Fund

VISION Income Fund

VISION Short-Term Corporate Bond Fund

VISION Maryland Municipal Bond Fund

VISION Pennsylvania Municipal Bond Fund

VISION New York Municipal Bond Fund
(formerly VISION New York Municipal Income Fund)

VISION U.S. Government Bond Fund
(formerly VISION U.S. Government Securities Fund)

VISION Short Duration Government Bond Fund formerly VISION Institutional Limited Duration U.S. Government Fund)

VISION New York Tax Free Money Market Fund

INSTITUTIONAL I SHARES AND INSTITUTIONAL II SHARES

VISION Money Market Fund

VISION Tax Free Money Market Fund

VISION Pennsylvania Tax Free Money Market Fund

VISION U.S. Government Money Market Fund

VISION U.S. Treasury Money Market Fund
(formerly VISION Treasury Money Market Fund)






May 15, 2003 (revised June 19, 2003)


     A Statement of Additional Information (SAI) dated May 15, 2003, is incorporated by reference into this prospectus. Additional information about the Fund's investments is available in the SAIs and in the Annual and Semi-Annual Reports to shareholders of the VISION Group of Funds and the ARK Funds as they become available. The Annual Report discusses market conditions and investment strategies that significantly affected the Funds' performance during its last fiscal year. To obtain the SAI, the Annual and Semi-Annual Reports (when available) and other information without charge, and make inquiries, call (800) 836-2211.

     You can obtain information about the Funds (including the SAI) by writing to or visiting the Public Reference Room in Washington, D.C. You may also access fund information from the EDGAR Database on the SEC's Internet site at http://www.sec.gov. You can purchase copies of this information by contacting the SEC by e-mail at publicinfo@sec.gov or by writing to the SEC's Public Reference Section, Washington D.C. 20549-0102. Call 1-202-942-8090 for information on the Public Reference Room's operations and copying fees.





DISTRIBUTOR
Federated Securities Corp.
Federated Investors Tower
1001 Liberty Tower
Pittsburgh, PA 15222-3779

INVESTMENT ADVISER
M&T Asset Management Department
Manufacturers and Traders Trust Company
One M&T Plaza
Buffalo, NY 14203

CO-ADMINISTRATOR
M&T Securities, Inc.
One M&T Plaza
Buffalo, NY 14203

SUB-ADVISER TO VISION
INTERNATIONAL EQUITY FUND
UBS Global Asset Management
(Americas) Inc.
(formerly, Brinson Partners, Inc.)
209 South LaSalle Street
Chicago, IL 60604

SUB-ADVISERS TO VISION SMALL CAP STOCK FUND
LSV Asset Management
200 West Madison Street
Suite 2780 Chicago, IL 60806

Mazama Capital Management, Inc.
One SW Columbia Street Suite 1860
Portland, OR 97258

SUB-ADVISER TO VISION MID CAP STOCK FUND
Independence Investment LLC
53 State Street
Boston, MA 02100

SUB-ADVISER TO VISION LARGE CAP GROWTH FUND
Montag & Caldwell, Inc.
3455 Peachtree Road, N.E.
Suite 1200
Atlanta, GA 30326-3248

SUB-ADVISER TO VISION NEW YORK TAX-FREE MONEY MARKET FUND
Federated Investment Management Company
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

CO-ADMINISTRATOR
Federated Services Company
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT
Federated Shareholder Services Company
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

CUSTODIAN AND FUND ACCOUNTANT
State Street Corporation
P.O. Box 8609
Boston, MA 02266-8609

INDEPENDENT AUDITORS
Ernst & Young, LLP
200 Clarendon Street
Boston, MA 02116-5072




SEC File No. 811-5514


28500 (06/03)

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